UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 64.4%
	Automobiles & Components - 1.7%
424	Ford Motor Co. ●	$4,596
217	Harley-Davidson, Inc.	4,937
94	Johnson Controls, Inc.	2,608
		12,141
	Banks - 2.8%
138	PNC Financial Services Group, Inc.	7,629
79	Standard Chartered plc	1,810
823	Washington Mutual, Inc. Private Placement
	⌂●†	139
415	Wells Fargo & Co.	11,793
		21,371
	Capital Goods - 6.7%
103	Boeing Co.	6,212
59	Cummins, Inc.	2,664
79	General Dynamics Corp.	5,281
379	General Electric Co.	6,090
164	Ingersoll-Rand plc	5,323
188	Masco Corp.	2,555
97	PACCAR, Inc.	3,488
59	Rockwell Collins, Inc.	3,138
27	Siemens AG ADR	2,415
101	Stanley Works	5,151
398	Textron, Inc.	7,771
		50,088
	Diversified Financials - 4.4%
120	Ameriprise Financial, Inc.	4,570
237	Discover Financial Services, Inc.	3,245
29	Franklin Resources, Inc.	2,852
42	Goldman Sachs Group, Inc.	6,246
145	Invesco Ltd.	2,806
256	JP Morgan Chase & Co.	9,961
277	UBS AG ADR	3,609
		33,289
	Energy - 6.4%
66	Anadarko Petroleum Corp.	4,197
44	BP plc ADR	2,447
67	Cameco Corp.	1,800
172	ConocoPhillips Holding Co.	8,261
112	Exxon Mobil Corp.	7,190
81	Hess Corp.	4,693
110	Occidental Petroleum Corp.	8,625
80	Petroleo Brasileiro S.A. ADR	3,233
64	Suncor Energy, Inc.	2,021
248	Williams Cos., Inc.	5,173
		47,640
	Food & Staples Retailing - 1.3%
88	CVS/Caremark Corp.	2,845
137	Sysco Corp.	3,846
57	Wal-Mart Stores, Inc.	3,051
		9,742
	Food, Beverage & Tobacco - 3.8%
118	General Mills, Inc.	8,379
247	PepsiCo, Inc.	14,726
156	Unilever N.V. NY Shares ADR	4,783
		27,888
	Health Care Equipment & Services - 3.4%
73	Cardinal Health, Inc.	2,417
16	CareFusion Corp. ●	409
147	Medtronic, Inc.	6,301
196	St. Jude Medical, Inc. ●	7,391
182	UnitedHealth Group, Inc.	6,013
65	Varian Medical Systems, Inc. ●	3,289
		25,820
	Household & Personal Products - 0.4%
58	Energizer Holdings, Inc. ●	3,191

	Insurance - 1.7%
100	ACE Ltd.	4,949
236	Marsh & McLennan Cos., Inc.	5,082
5	Principal Financial Group, Inc.	115
116	Unum Group	2,266
		12,412
	Materials - 0.4%
16	Rio Tinto plc ADR	3,163

	Media - 1.6%
733	Comcast Corp. Class A	11,600

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
65	Amgen, Inc. ●	3,801
48	Celgene Corp. ●	2,714
240	Daiichi Sankyo Co., Ltd.	4,990
359	Elan Corp. plc ADR ●	2,671
121	Eli Lilly & Co.	4,242
21	Forest Laboratories, Inc. ●	608
51	Genzyme Corp. ●	2,751
39	Johnson & Johnson	2,433
299	Merck & Co., Inc.	11,400
576	Pfizer, Inc.	10,748
16	Roche Holding AG	2,665
222	Shionogi & Co., Ltd.	4,565
57	UCB S.A.	2,551
92	Vertex Pharmaceuticals, Inc. ●	3,545
		59,684
	Retailing - 4.5%
20	Amazon.com, Inc. ●	2,514
2,225	Buck Holdings L.P. ⌂●†	4,765
72	Kohl's Corp. ●	3,636
377	Lowe's Co., Inc.	8,167
73	Nordstrom, Inc.	2,532
194	Staples, Inc.	4,558
145	Target Corp.	7,419
		33,591
	Semiconductors & Semiconductor Equipment - 1.5%
72	Lam Research Corp. ●	2,387
293	Maxim Integrated Products, Inc.	5,125
177	Texas Instruments, Inc.	3,980
		11,492
	Software & Services - 6.1%
108	Accenture plc	4,423
186	Automatic Data Processing, Inc.	7,591
17	Google, Inc. ●	8,947
497	Microsoft Corp.	14,017
361	Western Union Co.	6,700

1

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 64.4% - (continued)
	Software & Services - 6.1% - (continued)
232	Yahoo!, Inc. ●	$3,478
		45,156
	Technology Hardware & Equipment - 6.5%
34	Apple, Inc. ●	6,455
628	Cisco Systems, Inc. ●	14,109
239	EMC Corp. ●	3,989
237	Hewlett-Packard Co.	11,170
271	Qualcomm, Inc.	10,620
153	Seagate Technology	2,565
		48,908
	Transportation - 2.7%
616	Delta Air Lines, Inc. ●	7,537
68	FedEx Corp.	5,328
125	United Parcel Service, Inc. Class B	7,244
		20,109
	Utilities - 0.5%
88	Exelon Corp.	4,005

	Total common stocks
	(cost $447,828)	$481,290

PREFERRED STOCKS - 1.7%
	Diversified Financials - 1.7%
833	Bank of America Corp. ۞	$12,574

	Total preferred stocks
	(cost $12,490)	$12,574

WARRANTS - 0.0%
	Banks - 0.0%
103	Washington Mutual, Inc. Private Placement
	⌂●†	$–

	Total warrants
	(cost $–)	$–

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
	Finance and Insurance - 0.5%
	Citibank Credit Card Issuance Trust
$2,985	5.65%, 09/20/2019	$3,303
	Marriott Vacation Club Owner Trust
176	5.36%, 10/20/2028 ■	173
		3,476
	Total asset & commercial mortgage backed
	securities
	(cost $3,144)	$3,476

CORPORATE BONDS: INVESTMENT GRADE - 12.8%
	Air Transportation - 0.4%
	Continental Airlines, Inc.
$755	5.98%, 04/19/2022	$730
	Southwest Airlines Co.
1,750	5.75%, 12/15/2016	1,764
654	6.15%, 08/01/2022	671
		3,165
	Arts, Entertainment and Recreation - 0.0%
	News America Holdings, Inc.
220	5.65%, 08/15/2020 ■	234

	Beverage and Tobacco Product Manufacturing - 0.1%
	Anheuser-Busch InBev N.V.
600	7.75%, 01/15/2019 ■	712

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	562

	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,310

	Finance and Insurance - 7.6%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	139
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,275
	ANZ National Ltd.
250	2.38%, 12/21/2012 ■	251
	AXA Financial, Inc.
1,200	7.00%, 04/01/2028	1,157
	Bank of America Corp.
3,000	5.42%, 03/15/2017	2,939
	Berkshire Hathaway Finance Corp.
1,050	4.85%, 01/15/2015	1,143
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	701
375	6.00%, 04/01/2016	364
	Capital One Bank
750	6.50%, 06/13/2013	814
	Capital One Capital IV
300	6.75%, 02/17/2037	251
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	562
	Citibank NA
5,000	1.88%, 06/04/2012	5,070
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,360
105	8.13%, 07/15/2039	119
	Discover Financial Services, Inc.
1,245	6.45%, 06/12/2017	1,246
	Eaton Vance Corp.
530	6.50%, 10/02/2017	558
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	877
	General Electric Capital Corp.
700	2.80%, 01/08/2013	700
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,067
1,200	5.63%, 01/15/2017	1,231
	Health Care Properties
1,435	6.00%, 01/30/2017	1,420
	HSBC Finance Corp.
2,000	5.50%, 01/19/2016	2,136
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,233

2

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.8% - (continued)
	Finance and Insurance - 7.6% - (continued)
	John Deere Capital Corp.
$1,655	4.88%, 10/15/2010	$1,705
	JP Morgan Chase & Co.
675	3.70%, 01/20/2015	682
1,795	5.13%, 09/15/2014	1,902
	Kimco Realty Corp.
1,550	5.78%, 03/15/2016	1,588
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ■	2,330
	Liberty Property L.P.
315	6.63%, 10/01/2017	321
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,094
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,799
	National City Corp.
125	6.88%, 05/15/2019	139
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ■	1,184
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	336
	Paccar Financial Corp.
275	1.95%, 12/17/2012	275
	PNC Funding Corp.
625	5.40%, 06/10/2014	681
	Prologis Trust
1,500	5.63%, 11/15/2016	1,460
	Prudential Funding LLC
2,000	6.75%, 09/15/2023 ■	1,943
	Realty Income Corp.
965	6.75%, 08/15/2019	983
	Republic New York Capital I
250	7.75%, 11/15/2006	232
	Simon Property Group L.P.
2,000	6.10%, 05/01/2016	2,150
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,215
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,400
	Svenska Handelsbanken AB
550	4.88%, 06/10/2014 ■	580
	UnitedHealth Group, Inc.
500	5.50%, 11/15/2012	542
	WEA Finance LLC
1,000	7.13%, 04/15/2018 ■	1,112
	Wells Fargo Bank NA
2,500	6.45%, 02/01/2011	2,638
		56,904
	Foreign Governments - 0.0%
	Hungary (Republic of)
305	6.25%, 01/29/2020	306

	Health Care and Social Assistance - 0.6%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,712
	Express Scripts, Inc.
195	6.25%, 06/15/2014	219
	Merck & Co., Inc.
400	4.00%, 06/30/2015	422
	Schering-Plough Corp.
2,000	5.30%, 12/01/2013	2,221
		4,574
	Information - 1.0%
	BellSouth Telecommunications
250	7.00%, 12/01/2095	255
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,745
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,384
	France Telecom S.A.
250	4.38%, 07/08/2014	265
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,610
	Oracle Corp.
550	6.13%, 07/08/2039	584
	Telecom Italia Capital
565	7.00%, 06/04/2018	626
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	887
	Verizon Global Funding Corp.
250	7.25%, 12/01/2010	264
		7,620
	Machinery Manufacturing - 0.2%
	Xerox Corp.
1,000	5.50%, 05/15/2012	1,066

	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
1,975	6.50%, 11/15/2013	2,215

	Petroleum and Coal Products Manufacturing - 0.3%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,266
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	84
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	1,091
		2,441
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,500	6.95%, 01/15/2038	1,651

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	2,191

	Retail Trade - 0.1%
	Staples, Inc.
460	9.75%, 01/15/2014	561

	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
2,049	9.36%, 01/01/2021	2,604

	Utilities - 1.0%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	1,022

3

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 12.8% - (continued)
	Utilities - 1.0% - (continued)
	Enel Finance International
$805	6.80%, 09/15/2037 ■	$885
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,619
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,087
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	514
	Southern California Edison Co.
1,750	5.55%, 01/15/2037	1,748
	Taqa Abu Dhabi National Energy Co.
695	5.88%, 10/27/2016 ■	681
		7,556
	Total corporate bonds: investment grade
	(cost $91,562)	$95,672

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
	Finance and Insurance - 0.1%
	International Lease Finance Corp.
$1,200	5.63%, 09/15/2010	$1,169

	Total corporate bonds: non-investment grade
	(cost $1,197)	$1,169

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.4%
	California State Taxable,
$130	6.20%, 10/01/2019	$130
	Chicago Metropolitan Water Reclamation
	Dist,
130	5.72%, 12/01/2038	135
	Los Angeles USD,
800	5.75%, 07/01/2034	751
	Oregon School Boards Association, Taxable
	Pension,
2,000	4.76%, 06/30/2028	1,732
		2,748
	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, Taxable System
	Facs Rev,
415	5.96%, 11/01/2039	433
	Massachusetts School Building Auth,
475	5.72%, 08/15/2039	486
	University of California,
370	5.77%, 05/15/2043	366
		1,285
	Housing (HFA'S, etc.) - 0.0%
	University of California,
370	6.58%, 05/15/2049	371

	Tax Allocation - 0.0%
	Dallas, TX, Area Rapid Transit Taxable Sales
	Tax Rev,
425	6.00%, 12/01/2044	451

	Transportation - 0.3%
	Bay Area Toll Auth,
575	6.26%, 04/01/2049	576
	Illinois State Toll Highway Auth, Taxable
	Rev,
350	6.18%, 01/01/2034	362
	Maryland State Transit Auth,
255	5.89%, 07/01/2043	266
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	671
	PA New York and New Jersey, Taxable Rev,
185	5.86%, 12/01/2024	191
115	6.04%, 12/01/2029	116
		2,182
	Total municipal bonds
	(cost $7,247)	$7,037

U.S. GOVERNMENT AGENCIES - 0.6%
	Government National Mortgage Association - 0.6%
$1,087	6.00%, 11/20/2023 - 09/15/2034	$1,176
1,372	6.50%, 04/15/2026 - 02/15/2035	1,500
1,457	7.00%, 11/15/2031 - 11/15/2033	1,613
250	8.00%, 12/15/2029 - 02/15/2031	287
		4,576
	Total U.S. government agencies
	(cost $4,149)	$4,576

U.S. GOVERNMENT SECURITIES - 16.2%
	Other Direct Federal Obligations - 2.6%
	Federal Financing Corporation - 2.3%
$1,456	5.24%, 12/06/2013	$1,307
2,220	5.25%, 12/27/2013	1,988
10,000	9.80%, 04/06/2018	14,116
		17,411
	Federal Home Loan Bank - 0.3%
2,225	4.88%, 11/18/2011	2,379
		19,790
	U.S. Treasury Securities - 13.6%
	U.S. Treasury Bonds - 2.9%
4,855	4.38%, 11/15/2039	4,749
3,700	4.38%, 02/15/2038	3,637
5,000	6.00%, 02/15/2026	6,003
5,775	6.25%, 08/15/2023	7,056
		21,445
	U.S. Treasury Notes - 10.7%
$31,160	1.00%, 07/31/2011 - 09/30/2011	$31,363
6,000	1.38%, 05/15/2012	6,051
6,500	1.88%, 02/28/2014	6,488
9,500	2.38%, 08/31/2010	9,618
7,000	3.88%, 02/15/2013 - 05/15/2018	7,449
6,335	4.13%, 08/15/2010	6,469
5,000	4.25%, 08/15/2013	5,454
5,200	4.50%, 05/15/2017	5,667

4

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 16.2% - (continued)
	U.S. Treasury Notes - 10.7% - (continued)
$1,277	4.75%, 05/31/2012 ╦	$1,387
		79,946
		101,391
	Total U.S. government securities
	(cost $116,048)	$121,181

	Total long-term investments
	(cost $683,665)	$726,975

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $623,
	collateralized by FNMA 5.00%, 2033,
	value of $635)
$623	0.120%, 1/29/2010	$623
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $2,212,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $2,256)
2,212	0.120%, 1/29/2010	2,212
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $6,545,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $6,676)
6,545	0.120%, 1/29/2010	6,545
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $3,307,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $3,377)
3,307	0.120%, 1/29/2010	3,307
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $17, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $18)
17	0.090%, 1/29/2010	17
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $3,608,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $3,680)
3,608	0.110%, 1/29/2010		3,608
			16,312
	Total short-term investments
	(cost $16,312)		$16,312

	Total investments
	(cost $699,977) ▲	99.4%	$743,287
	Other assets and liabilities	0.6%	4,400
	Total net assets	100.0%	$747,687

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.0% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $722,008 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$71,331
Unrealized Depreciation	(50,052)
Net Unrealized Appreciation	$21,279

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $4,904, which represents 0.66% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at January 31, 2010, was $13,919, which represents 1.86% of total net assets.

5

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

۞	Convertible security.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$2,111
04/2008	823	Washington Mutual, Inc. Private
		Placement	7,200
04/2008	103	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at January 31, 2010 was $4,904 which represents 0.66% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Credit Default Swap Agreements Outstanding at January 31, 2010

Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Goldman Sachs	CDX North American Investment Grade Index
International		Sell	1.00%	12/20/14	$7,800	$(18)

6

The Hartford Advisers Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,476	$–	$3,476	$–
Common Stocks ‡	481,290	459,805	16,581	4,904
Corporate Bonds: Investment Grade	95,672	–	94,271	1,401
Corporate Bonds: Non-Investment Grade	1,169	–	1,169	–
Municipal Bonds	7,037	–	7,037	–
Preferred Stocks ‡	12,574	12,574	–	–
U.S. Government Agencies	4,576	–	4,576	–
U.S. Government Securities	121,181	4,749	116,432	–
Warrants ‡	–	–	–	–
Short-Term Investments	16,312	–	16,312	–
Total	$743,287	$477,128	$259,854	$6,305

Liabilities:
Other Financial Instruments *	$18	$–	$18	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Common Stock	$2,893	$132	$2,128	*	$(249)	$—	$4,904
Corporate Bonds	1,386	—	15	†	—	—	1,401
Total	$4,279	$132	$2,143		$(249)	$—	$6,305
___________________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $2,128.

† Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $15.

7

The Hartford Balanced Allocation Fund
Schedule of Investment
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.8%
EQUITY FUNDS - 56.7%
3,636	The Hartford Capital Appreciation Fund,
	Class Y●	$116,504
3,349	The Hartford Capital Appreciation II Fund,
	Class Y●	38,913
1,228	The Hartford Disciplined Equity Fund,
	Class Y	13,642
847	The Hartford Dividend and Growth Fund,
	Class Y	14,238
1,367	The Hartford Equity Income Fund, Class Y	15,132
167	The Hartford Fundamental Growth Fund,
	Class Y	1,654
163	The Hartford Global Research Fund, Class Y	1,345
2,650	The Hartford Global Growth Fund, Class Y	35,510
826	The Hartford Growth Fund, Class Y	11,974
685	The Hartford Growth Opportunities Fund,
	Class Y	15,397
2,674	The Hartford International Opportunities Fund,
	Class Y	34,713
2,044	The Hartford International Small Company
	Fund, Class Y	21,970
654	The Hartford MidCap Fund, Class Y●	12,392
106	The Hartford MidCap Value Fund, Class Y	1,011
1,080	The Hartford Select MidCap Value Fund,
	Class Y	8,978
1,762	The Hartford Select SmallCap Value Fund,
	Class Y	14,979
862	The Hartford Small Company Fund, Class Y●	13,927
8,127	The Hartford Value Fund, Class Y	79,886
89	The Hartford Value Opportunities Fund,
	Class Y	1,008
	Total equity funds
	(cost $490,408)	$453,173

FIXED INCOME FUNDS - 41.1%
3,662	The Hartford Floating Rate Fund, Class Y	$31,383
515	The Hartford High Yield Fund, Class Y	3,605
9,358	The Hartford Income Fund, Class Y	90,214
5,928	The Hartford Inflation Plus Fund, Class Y	68,232
4,731	The Hartford Short Duration Fund, Class Y	45,888
878	The Hartford Strategic Income Fund, Class Y	7,758
7,626	The Hartford Total Return Bond Fund,
	Class Y	79,611

	Total fixed income funds
	(cost $326,304)	$326,691

	Total investments in affiliated investment
	companies
	(cost $816,712)	$779,864

EXCHANGE TRADED FUNDS - 2.2%
140	Powershares DB Commodity Index Tracking
	Fund ETF		3,187
22	Powershares Emerging Markets Sovereign
	Debt Portfolio ETF		561
172	SPDR DJ Wilshire International Real Estate
	ETF		5,738
178	SPDR DJ Wilshire REIT ETF		8,230

	Total exchange traded funds
	(cost $16,681)		$17,716

	Total long-term investments
	(cost $833,393)		$797,580

SHORT-TERM INVESTMENTS - 0.2%
1,657	State Street Bank Money Market Fund		$1,657

	Total short-term investments
	(cost $1,657)		$1,657

	Total investments
	(cost $835,050) ▲	100.2%	$799,237
	Other assets and liabilities	(0.2)%	(1,307)
	Total net assets	100.0%	$797,930

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $837,685 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,784
Unrealized Depreciation	(71,232)
Net Unrealized Depreciation	$(38,448)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$779,864	$779,864	$–	$–
Exchange Traded Funds	17,716	17,716	–	–
Short-Term Investments	1,657	1,657	–	–
Total	$799,237	$799,237	$–	$–

1

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 42.5%
	Banks - 4.3%
10	Bank of Nova Scotia	$425
82	HSBC Holding plc	882
11	M&T Bank Corp.	826
24	Standard Chartered plc	561
15	Toronto-Dominion Bank ADR	902
		3,596
	Capital Goods - 4.8%
10	3M Co.	837
9	Eaton Corp.	576
13	Emerson Electric Co.	532
48	General Electric Co.	772
12	Illinois Tool Works, Inc.	501
2	Schneider Electric S.A.	194
11	Stanley Works	538
		3,950
	Commercial & Professional Services - 1.2%
10	Republic Services, Inc.	257
24	Waste Management, Inc.	766
		1,023
	Consumer Durables & Apparel - 0.8%
21	Mattel, Inc.	404
4	V.F. Corp.	267
		671
	Consumer Services - 1.1%
15	McDonald's Corp.	943

	Diversified Financials - 0.0%
1	CIT Group, Inc. ●	20

	Energy - 6.2%
28	BP plc ADR	1,583
21	Chevron Corp.	1,507
16	ConocoPhillips Holding Co.	763
13	Marathon Oil Corp.	382
15	Total S.A. ADR	887
		5,122
	Food & Staples Retailing - 0.5%
15	Sysco Corp.	411

	Food, Beverage & Tobacco - 3.6%
29	Altria Group, Inc.	572
9	H.J. Heinz Co.	406
18	Kraft Foods, Inc.	484
3	Lorillard, Inc.	250
6	PepsiCo, Inc.	352
15	Philip Morris International, Inc.	687
9	Unilever N.V. NY Shares ADR	284
		3,035
	Household & Personal Products - 1.1%
16	Kimberly-Clark Corp.	932

	Insurance - 1.9%
6	Aflac, Inc.	291
9	Allstate Corp.	266
7	Chubb Corp.	350
30	Marsh & McLennan Cos., Inc.	647
		1,554
	Materials - 1.7%
19	E.I. DuPont de Nemours & Co.	629
12	Packaging Corp. of America	260
9	PPG Industries, Inc.	540
		1,429
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
11	AstraZeneca plc ADR	511
7	Eli Lilly & Co.	229
21	Johnson & Johnson	1,307
44	Merck & Co., Inc.	1,688
79	Pfizer, Inc.	1,482
		5,217
	Retailing - 2.4%
20	Genuine Parts Co.	735
44	Home Depot, Inc.	1,238
		1,973
	Semiconductors & Semiconductor Equipment - 2.5%
19	Analog Devices, Inc.	501
32	Intel Corp.	613
40	Maxim Integrated Products, Inc.	696
23	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	233
		2,043
	Telecommunication Services - 1.2%
28	AT&T, Inc.	704
10	Verizon Communications, Inc.	286
		990
	Utilities - 2.9%
11	American Electric Power Co., Inc.	371
24	Companhia Energetica de Minas Gerais ADR	403
22	Dominion Resources, Inc.	805
7	FPL Group, Inc.	332
24	Xcel Energy, Inc.	499
		2,410
	Total common stocks
	(cost $33,207)	$35,319

PREFERRED STOCKS - 0.2%
	Banks - 0.1%
–	Wells Fargo & Co. ۞	$56

	Diversified Financials - 0.1%
2	AMG Capital Trust I ۞	68

	Total preferred stocks
	(cost $117)	$124

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Finance and Insurance - 0.7%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$77
	Commercial Mortgage Pass-Through
	Certificates
100	5.77%, 06/10/2046 Δ	102
	Long Beach Automotive Receivables Trust
98	5.03%, 01/15/2014	100

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	Merrill Lynch Mortgage Trust
$100	5.05%, 07/12/2038	$101
100	5.61%, 05/12/2039 Δ	102
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	103
		585
	Total asset & commercial mortgage backed
	securities
	(cost $579)	$585

CORPORATE BONDS: INVESTMENT GRADE - 43.7%
	Accommodation and Food Services - 0.0%
	Wyndham Worldwide Corp.
$10	6.00%, 12/01/2016	$10

	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
10	7.38%, 03/15/2032	10

	Air Transportation - 0.2%
	American Airlines, Inc.
23	3.86%, 07/09/2010	23
	Continental Airlines, Inc.
20	5.98%, 04/19/2022	19
30	6.90%, 04/19/2022	27
	Southwest Airlines Co.
56	6.15%, 08/01/2022	58
		127
	Arts, Entertainment and Recreation - 1.7%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	139
	CBS Corp.
105	8.20%, 05/15/2014	122
25	8.88%, 05/15/2019	31
	DirecTV Holdings LLC
325	4.75%, 10/01/2014 ■	339
	Grupo Televisa S.A.
105	6.63%, 01/15/2040 ■	107
	News America Holdings, Inc.
100	8.88%, 04/26/2023	128
	News America, Inc.
210	6.40%, 12/15/2035	219
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	37
	Viacom, Inc.
50	4.25%, 09/15/2015	52
170	4.38%, 09/15/2014	177
40	6.13%, 10/05/2017	44
45	6.25%, 04/30/2016	50
		1,445
	Beverage and Tobacco Product Manufacturing - 1.3%
	Altria Group, Inc.
150	9.25%, 08/06/2019	185
105	9.70%, 11/10/2018	131
35	10.20%, 02/06/2039	47
	Anheuser-Busch InBev N.V.
250	5.38%, 11/15/2014 - 01/15/2020 ■	268
70	7.20%, 01/15/2014 ■	80
	BAT International Finance plc
20	8.13%, 11/15/2013 ■	24
35	9.50%, 11/15/2018 ■	45
	Philip Morris International, Inc.
100	4.88%, 05/16/2013	108
	Reynolds American, Inc.
65	7.25%, 06/01/2013	72
35	7.63%, 06/01/2016	39
100	7.75%, 06/01/2018	113
		1,112
	Chemical Manufacturing - 0.3%
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	54
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Potash Corp. of Saskatchewan, Inc.
30	5.25%, 05/15/2014	33
	Yara International ASA
110	5.25%, 12/15/2014 ■	116
		224
	Computer and Electronic Product Manufacturing - 0.1%
	Siemens Finance
100	6.13%, 08/17/2026 ■	110

	Construction - 0.0%
	Owens Corning, Inc.
15	9.00%, 06/15/2019	17

	Fabricated Metal Product Manufacturing - 0.3%
	Fortune Brands, Inc.
175	3.00%, 06/01/2012	175
70	6.38%, 06/15/2014	76
		251
	Finance and Insurance - 19.7%
	Abbey National Treasury Service
200	3.88%, 11/10/2014 ■	203
	Ace Capital Trust II
90	9.70%, 04/01/2030	107
	Ace INA Holdings, Inc.
15	5.60%, 05/15/2015	16
20	5.90%, 06/15/2019	22
	Aegon N.V.
100	4.63%, 12/01/2015	100
	Aflac, Inc.
20	6.90%, 12/17/2039	20
	Allied World Assurance
50	7.50%, 08/01/2016	54
	American Express Centurion Bank
300	6.00%, 09/13/2017	319
	American Express Co.
50	7.25%, 05/20/2014	57
100	8.13%, 05/20/2019	121
	Ameriprise Financial, Inc.
20	5.65%, 11/15/2015	22

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.7% - (continued)
	Finance and Insurance - 19.7% - (continued)
	BAC Capital Trust XI
$75	6.63%, 05/23/2036	$68
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ■	42
25	6.38%, 06/01/2019 ■	28
	Bank of America Corp.
50	4.90%, 05/01/2013	52
200	5.42%, 03/15/2017	196
255	5.65%, 05/01/2018	257
40	5.75%, 12/01/2017	41
115	6.00%, 09/01/2017	119
50	7.25%, 10/15/2025	52
	Banque Cent De Tunisie
10	7.38%, 04/25/2012	11
	Barclays Bank plc
150	5.13%, 01/08/2020	148
215	6.05%, 12/04/2017 ■	222
	BB&T Corp.
200	4.90%, 06/30/2017	201
	Bear Stearns & Co., Inc.
90	5.35%, 02/01/2012	97
125	6.95%, 08/10/2012	139
120	7.25%, 02/01/2018	138
	Brandywine Operating Partnership
15	5.70%, 05/01/2017	14
21	5.75%, 04/01/2012	22
50	7.50%, 05/15/2015	53
	Capital One Bank
250	8.80%, 07/15/2019	303
	Capital One Financial Corp.
25	7.38%, 05/23/2014	29
	Citigroup, Inc.
275	5.50%, 08/27/2012 - 02/15/2017	281
85	6.00%, 10/31/2033	72
430	6.13%, 11/21/2017 - 08/25/2036	402
175	6.88%, 03/05/2038	175
80	8.30%, 12/21/2057 Δ	74
100	8.50%, 05/22/2019	117
	Countrywide Financial Corp.
40	5.80%, 06/07/2012	43
	Credit Suisse
40	5.40%, 01/14/2020	40
	Credit Suisse First Boston USA, Inc.
35	6.13%, 11/15/2011	38
	Credit Suisse New York
100	5.00%, 05/15/2013	108
465	6.00%, 02/15/2018	491
	Deutsche Bank AG London
100	2.38%, 01/11/2013	100
	Development Bank of Kazakhstan
35	7.38%, 11/12/2013	37
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	10
	Dollar Financial Corp.
20	3.00%, 04/01/2028 ۞	20
	Eaton Vance Corp.
65	6.50%, 10/02/2017	68
	Equity One, Inc.
65	6.00%, 09/15/2017	60
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	69
50	6.60%, 05/15/2037 Δ	40
20	8.75%, 03/15/2010	20
	Farmers Exchange Capital
100	7.05%, 07/15/2028 ■	89
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	58
	General Electric Capital Corp.
50	4.80%, 05/01/2013	53
125	5.40%, 09/20/2013	135
55	5.50%, 01/08/2020	54
375	5.63%, 05/01/2018	383
295	5.88%, 01/14/2038	273
30	6.00%, 06/15/2012	33
90	6.15%, 08/07/2037	86
205	6.75%, 03/15/2032	210
	Goldman Sachs Group, Inc.
140	5.45%, 11/01/2012	151
75	5.95%, 01/15/2027	71
180	6.25%, 09/01/2017	194
200	6.35%, 02/15/2034	181
370	6.45%, 05/01/2036	351
30	6.60%, 01/15/2012	33
105	7.50%, 02/15/2019	122
	Guardian Life Insurance Co.
50	7.38%, 09/30/2039 ■	54
	HBOS plc
50	6.00%, 11/01/2033 ■	39
	Health Care Properties
20	5.65%, 12/15/2013	21
80	6.00%, 01/30/2017	79
	HSBC Finance Corp.
100	6.38%, 10/15/2011	107
95	6.75%, 05/15/2011	101
	HSBC Holdings plc
350	6.80%, 06/01/2038	381
	Iberdrola Finance Ireland
95	5.00%, 09/11/2019 ■	95
	JP Morgan Chase & Co.
50	4.65%, 06/01/2014	53
315	5.13%, 09/15/2014	334
20	5.88%, 03/15/2035	18
175	6.30%, 04/23/2019	193
	JP Morgan Chase Capital XXV
50	6.80%, 10/01/2037	50
	JP Morgan Chase XVII
50	5.85%, 08/01/2035	45
	Kimco Realty Corp.
20	5.58%, 11/23/2015	21
50	5.70%, 05/01/2017	51
30	5.78%, 03/15/2016	31
	Lazard Group
80	6.85%, 06/15/2017	83
	LBG Capital No. 1 plc
100	7.88%, 11/01/2020 ۞	88

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.7% - (continued)
	Finance and Insurance - 19.7% - (continued)
	Liberty Mutual Group, Inc.
$60	5.75%, 03/15/2014 ■	$60
80	7.50%, 08/15/2036 ■	76
	Liberty Property L.P.
50	5.50%, 12/15/2016	49
50	8.50%, 08/01/2010	51
	Lincoln National Corp.
80	5.65%, 08/27/2012	84
35	6.15%, 04/07/2036	33
50	6.25%, 02/15/2020	52
	Massachusetts Mutual Life Insurance Co.
125	8.88%, 06/01/2039 ■	162
	Merrill Lynch & Co., Inc.
150	5.45%, 02/05/2013 - 07/15/2014	158
100	6.05%, 05/16/2016	102
100	6.22%, 09/15/2026	96
120	6.40%, 08/28/2017	126
	Met Life Global Funding I
200	2.50%, 01/11/2013 ■	201
	Mizuho Financial Group, Inc.
100	5.79%, 04/15/2014 ■	107
	Morgan Stanley
90	4.75%, 04/01/2014	92
400	5.45%, 01/09/2017	414
225	5.63%, 09/23/2019	227
200	6.00%, 04/28/2015	215
	National Australia Bank Ltd.
100	2.50%, 01/08/2013 ■	100
	National City Corp.
40	4.90%, 01/15/2015	42
85	6.88%, 05/15/2019	95
	Nationwide Mutual Insurance Co.
125	9.38%, 08/15/2039 ■	141
	NB Capital Trust IV
30	8.25%, 04/15/2027	29
	Nordea Bank AB
100	2.50%, 11/13/2012 ■	100
105	3.70%, 11/13/2014 ■	107
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ■	127
	PNC Funding Corp.
60	5.50%, 09/28/2012	64
100	5.63%, 02/01/2017	104
	Pricoa Global Funding I
100	5.45%, 06/11/2014 ■	109
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	74
40	8.88%, 05/15/2019	48
	Prudential Financial, Inc.
70	6.10%, 06/15/2017	74
65	6.20%, 01/15/2015	72
	Realty Income Corp.
85	6.75%, 08/15/2019	86
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	59
	Royal Bank of Scotland plc
100	4.88%, 08/25/2014 ■	102
	Simon Property Group L.P.
100	4.20%, 02/01/2015	102
80	5.63%, 08/15/2014	85
80	6.75%, 05/15/2014	89
	SLM Corp.
50	5.00%, 04/15/2015	43
30	5.05%, 11/14/2014	26
	State Street Capital Trust IV
100	1.25%, 06/15/2037 Δ	69
	Svenska Handelsbanken AB
100	4.88%, 06/10/2014 ■	105
	Symetra Financial Corp.
10	6.13%, 04/01/2016 ■	10
	Teachers Insurance & Annuity Association
72	6.85%, 12/16/2039 ■	78
	Trustreet Properties, Inc.
80	7.50%, 04/01/2015	84
	UFJ Finance Aruba AEC
100	6.75%, 07/15/2013	112
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	57
	UnitedHealth Group, Inc.
100	5.50%, 11/15/2012	108
50	5.80%, 03/15/2036	49
	Unitrin, Inc.
100	4.88%, 11/01/2010	100
	Unum Group
55	7.13%, 09/30/2016	59
	Ventas Realty L.P.
10	6.50%, 06/01/2016	10
	W.R. Berkley Corp.
90	5.13%, 09/30/2010	91
	Wachovia Bank NA
275	6.60%, 01/15/2038	291
	Wachovia Corp.
55	4.88%, 02/15/2014	57
100	5.50%, 05/01/2013	108
120	5.63%, 10/15/2016	125
205	5.75%, 02/01/2018	216
	WEA Finance LLC
100	7.13%, 04/15/2018 ■	111
	Wellpoint, Inc.
150	6.00%, 02/15/2014	166
60	7.00%, 02/15/2019	69
	Wells Fargo & Co.
100	3.75%, 10/01/2014	101
50	4.38%, 01/31/2013	53
50	5.63%, 12/11/2017	53
	WR Berkley Corp.
25	5.88%, 02/15/2013	26
		16,350
	Food Manufacturing - 0.3%
	Cargill, Inc.
95	5.60%, 09/15/2012 ■	103
	Kraft Foods, Inc.
100	6.50%, 08/11/2017	111
50	6.75%, 02/19/2014	56
		270

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.7% - (continued)
		Foreign Governments - 2.8%
		Brazil (Republic of)
	$156	6.00%, 08/15/2010 - 01/17/2017 Ж	$137
	40	7.13%, 01/20/2037	44
	140	7.88%, 03/07/2015	163
	20	8.75%, 02/04/2025	25
	60	8.88%, 04/15/2024	76
BRL	50	10.00%, 01/01/2012	26
	75	10.50%, 07/14/2014	95
	75	11.00%, 08/17/2040	99
		Colombia (Republic of)
	30	8.13%, 05/21/2024	35
	50	8.25%, 12/22/2014	59
	10	10.38%, 01/28/2033	14
	85	11.75%, 02/25/2020	121
		Croatia (Republic of)
EUR	50	6.50%, 01/05/2015	73
		El Salvador (Republic of)
	25	7.75%, 01/24/2023 §	27
		Emirate of Abu Dhabi
	100	5.50%, 04/08/2014 §	107
		Hellenic Republic
EUR	10	6.10%, 08/20/2015 ■	14
		Hungary (Republic of)
HUF	1,800	6.00%, 11/24/2023	8
		Mexican Bonos De Desarrollo
MXP	355	7.25%, 12/15/2016	27
		Peru (Republic of)
	10	8.38%, 05/03/2016	12
	35	8.75%, 11/21/2033	44
	35	9.88%, 02/06/2015	44
		Poland (Republic of)
	10	6.38%, 07/15/2019	11
		Qatar (State of)
	100	6.55%, 04/09/2019 §	110
		Russian Federation Government
	400	7.50%, 03/31/2030 §	449
	35	12.75%, 06/24/2028 §	60
		South Africa (Republic of)
	85	6.50%, 06/02/2014	93
	20	7.38%, 04/25/2012	22
		United Mexican States
	102	5.63%, 01/15/2017	107
	108	6.05%, 01/11/2040	104
	10	6.63%, 03/03/2015	11
	10	6.75%, 09/27/2034	10
MXP	175	7.75%, 12/14/2017	14
MXP	175	8.00%, 12/19/2013	14
	5	8.30%, 08/15/2031	6
ITL	5,000	11.00%, 05/08/2017	5
	10	11.38%, 09/15/2016	14
			2,280
		Health Care and Social Assistance - 1.1%
		Amerisource Bergen Corp.
	25	5.63%, 09/15/2012	27
		Amgen, Inc.
	25	6.40%, 02/01/2039	28
	CVS Caremark Corp.
150	6.25%, 06/01/2027	154
38	6.94%, 01/10/2030	40
	CVS Lease Pass-Through Trust
19	6.04%, 12/10/2028	19
	Express Scripts, Inc.
150	6.25%, 06/15/2014	168
	Laboratory Corp.
20	5.63%, 12/15/2015	22
	Medco Health Solutions, Inc.
75	7.13%, 03/15/2018	87
	Pfizer, Inc.
105	6.20%, 03/15/2019	118
50	7.20%, 03/15/2039	60
	Quest Diagnostics, Inc.
115	6.95%, 07/01/2037	130
	Roche Holdings, Inc.
75	6.00%, 03/01/2019 ■	83
		936
	Information - 4.6%
	AT&T, Inc.
90	6.15%, 09/15/2034	90
300	6.30%, 01/15/2038	306
110	6.50%, 09/01/2037	115
	BellSouth Corp.
30	5.20%, 09/15/2014	33
	British Telecommunications plc
60	9.62%, 12/15/2030 Δ	77
	Cellco Partnership - Verizon Wireless Capital
50	5.55%, 02/01/2014	55
225	8.50%, 11/15/2018	284
	Cingular Wireless Services, Inc.
100	7.88%, 03/01/2011	107
120	8.75%, 03/01/2031	156
	Comcast Cable Communications, Inc.
120	6.75%, 01/30/2011	127
	Comcast Corp.
100	5.70%, 05/15/2018	106
50	6.40%, 05/15/2038	51
80	6.45%, 03/15/2037	83
110	7.05%, 03/15/2033	121
	Deutsche Telekom International Finance B.V.
125	4.88%, 07/08/2014	133
70	8.75%, 06/15/2030	90
	Qwest Corp.
25	7.63%, 06/15/2015	26
100	8.88%, 03/15/2012	107
	Telecom Italia Capital
10	5.25%, 10/01/2015	11
180	6.20%, 07/18/2011	191
75	7.72%, 06/04/2038	86
	Telefonica Europe B.V.
240	8.25%, 09/15/2030	301
	Telefonos de Mexico Sab
100	5.50%, 11/15/2019 ■	101

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.7% - (continued)
	Information - 4.6% - (continued)
	Time Warner Cable, Inc.
$150	5.00%, 02/01/2020	$147
120	5.40%, 07/02/2012	129
25	6.75%, 06/15/2039	27
50	7.30%, 07/01/2038	56
75	8.25%, 04/01/2019	90
	Verizon Communications, Inc.
70	6.40%, 02/15/2038	73
130	8.75%, 11/01/2018	164
	Verizon Global Funding Corp.
25	6.88%, 06/15/2012	28
310	7.75%, 12/01/2030	369
		3,840
	Machinery Manufacturing - 0.5%
	Xerox Corp.
200	5.50%, 05/15/2012	213
100	6.35%, 05/15/2018	109
60	6.40%, 03/15/2016	66
		388
	Mining - 0.7%
	Falconbridge Ltd.
75	5.38%, 06/01/2015	80
75	6.00%, 10/15/2015	81
	Inco Ltd.
30	7.20%, 09/15/2032	31
45	7.75%, 05/15/2012	49
	Rio Tinto Finance USA Ltd.
150	5.88%, 07/15/2013	163
130	8.95%, 05/01/2014	157
		561
	Miscellaneous Manufacturing - 0.3%
	Goodrich Corp.
35	6.29%, 07/01/2016	38
	Hutchison Whampoa International Ltd.
100	5.75%, 09/11/2019 ■	101
	Textron, Inc.
100	6.20%, 03/15/2015	107
		246
	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
70	6.50%, 11/15/2013	79
100	8.50%, 01/18/2031	124
		203
	Paper Manufacturing - 0.1%
	Bemis Co., Inc.
25	5.65%, 08/01/2014	27
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	41
		68
	Petroleum and Coal Products Manufacturing - 2.6%
	AGL Capital Corp.
35	6.38%, 07/15/2016 ‡	39
	Amerada Hess Corp.
45	7.88%, 10/01/2029	55
	Anadarko Petroleum Corp.
70	5.75%, 06/15/2014	76
75	7.95%, 06/15/2039	93
	Atmos Energy Corp.
40	6.35%, 06/15/2017	44
	EnCana Corp.
40	6.50%, 05/15/2019	45
	Gaz Capital S.A.
100	8.13%, 07/31/2014 §	108
70	8.63%, 04/28/2034 §	78
	Hess Corp.
185	7.00%, 02/15/2014	211
	Kazmunaigaz Finance Sub B.V.
100	11.75%, 01/23/2015 §	124
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	81
	Petrobras International Finance Co.
100	7.88%, 03/15/2019	113
	Petroleos Mexicanos
10	4.88%, 03/15/2015 ■	10
	Petronas Capital Ltd.
15	5.25%, 08/12/2019 ■	15
	Sempra Energy
25	6.50%, 06/01/2016	28
70	8.90%, 11/15/2013	83
	Talisman Energy, Inc.
15	7.75%, 06/01/2019	18
	Transocean, Inc.
110	6.00%, 03/15/2018	119
	TXU Electric Delivery Co.
300	6.38%, 05/01/2012	327
	Valero Energy Corp.
45	6.63%, 06/15/2037	42
	Weatherford International Ltd.
125	6.00%, 03/15/2018	131
	Williams Cos., Inc.
250	8.13%, 03/15/2012	286
	XTO Energy, Inc.
45	7.50%, 04/15/2012	51
		2,177
	Pipeline Transportation - 1.5%
	DCP Midstream LLC
100	6.75%, 09/15/2037 ■	104
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	74
	Enterprise Products Operating L.P.
30	5.25%, 01/31/2020	31
190	5.65%, 04/01/2013	205
	Enterprise Products Operations LLC
100	6.50%, 01/31/2019	110
	Kinder Morgan Energy Partners L.P.
90	6.95%, 01/15/2038	99
100	7.13%, 03/15/2012	111
50	7.30%, 08/15/2033	56
100	9.00%, 02/01/2019	127
	NGPL Pipeco LLC
130	6.51%, 12/15/2012 ■	144
	Plains All American Pipeline L.P.
125	5.75%, 01/15/2020	129

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 43.7% - (continued)
	Pipeline Transportation - 1.5% - (continued)
	TransCanada Pipelines Ltd.
$45	7.63%, 01/15/2039	$55
		1,245
	Primary Metal Manufacturing - 0.3%
	Alcan, Inc.
50	6.13%, 12/15/2033	51
	ArcelorMittal
100	6.13%, 06/01/2018	104
75	9.00%, 02/15/2015	91
25	9.85%, 06/01/2019	31
		277
	Professional, Scientific and Technical Services - 0.7%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	49
	Time Warner, Inc.
50	5.50%, 11/15/2011	54
185	6.75%, 04/15/2011	197
210	7.63%, 04/15/2031	247
		547
	Public Administration - 0.1%
	Waste Management, Inc.
75	6.13%, 11/30/2039	76

	Real Estate and Rental and Leasing - 0.7%
	AMB Property L.P.
100	6.13%, 12/01/2016	102
	COX Communications, Inc.
170	6.45%, 12/01/2036 ■	175
90	7.13%, 10/01/2012	101
	Duke Realty L.P.
40	7.38%, 02/15/2015	44
	ERAC USA Finance Co.
125	7.00%, 10/15/2037 ■	131
	Regency Centers L.P.
30	5.25%, 08/01/2015	30
15	5.88%, 06/15/2017	15
	Westfield Group ADR
10	5.40%, 10/01/2012 ■	11
		609
	Retail Trade - 0.3%
	Energy Transfer Partners
125	6.63%, 10/15/2036	126
130	8.50%, 04/15/2014	153
		279
	Utilities - 2.8%
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	41
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	26
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	32
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	108
	Dominion Resources, Inc.
35	5.20%, 08/15/2019	36
181	6.25%, 06/30/2012	199
	EDP Finance B.V.
100	6.00%, 02/02/2018 ■	107
	Electricite de France
150	4.60%, 01/27/2020 ■	149
	Enel Finance International S.A.
100	3.88%, 10/07/2014 ■	102
125	5.13%, 10/07/2019 ■	127
	Entergy Texas, Inc.
50	7.13%, 02/01/2019	57
	Exelon Generation Co. LLC
120	5.20%, 10/01/2019	122
125	5.35%, 01/15/2014	135
	ITC Midwest LLC
40	6.15%, 01/31/2038 ■	42
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	58
	MidAmerican Energy Holdings Co.
85	5.00%, 02/15/2014	90
100	5.75%, 04/01/2018	106
	Nevada Power Co.
100	6.50%, 08/01/2018	110
	NiSource Finance Corp.
10	5.25%, 09/15/2017	10
140	6.40%, 03/15/2018	149
	Peco Energy Co.
20	5.70%, 03/15/2037	21
	Pepco Holdings, Inc.
100	6.13%, 06/01/2017	105
	Progress Energy, Inc.
140	6.85%, 04/15/2012	154
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	110
	Union Electric Co.
145	6.40%, 06/15/2017	161
		2,357
	Wholesale Trade - 0.4%
	Avnet, Inc.
50	6.63%, 09/15/2016	53
	Building Materials Holdings Corp.
45	7.75%, 08/01/2014	47
	International Paper Co.
150	7.30%, 11/15/2039	162
50	9.38%, 05/15/2019	62
		324
	Total corporate bonds: investment grade
	(cost $34,584)	$36,339

CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9%
	Accommodation and Food Services - 0.0%
	Harrah's Operating Co., Inc.
$15	11.25%, 06/01/2017	$16
	MGM Mirage, Inc.
20	11.13%, 11/15/2017 ■	23
		39

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% -
(continued)
	Administrative Waste Management and Remediation - 0.0%
	West Corp.
$20	9.50%, 10/15/2014	$20

	Air Transportation - 0.1%
	Continental Airlines, Inc.
15	4.50%, 01/15/2015 ۞	17
21	9.80%, 04/01/2021	19
	Delta Air Lines
25	7.92%, 11/18/2010	25
		61
	Arts, Entertainment and Recreation - 0.4%
	AMC Entertainment, Inc.
40	8.00%, 03/01/2014	39
	Bonten Media Acquisition
16	9.00%, 06/01/2015 ■	6
	Cenveo Corp.
20	8.88%, 02/01/2018 ■	20
	Clear Channel Worldwide Holdings, Inc.
40	9.25%, 12/15/2017 ■	42
	First Data Corp.
45	9.88%, 09/24/2015	40
21	10.55%, 09/24/2015	18
	Liberty Media Corp.
30	8.50%, 07/15/2029	27
	Marquee Holdings, Inc.
20	9.51%, 08/15/2014	17
	Nielsen Finance LLC
15	9.78%, 08/01/2016 ○	13
	Peninsula Gaming LLC
10	8.38%, 08/15/2015 ■	10
5	10.75%, 08/15/2017 ■	5
	River Rock Entertainment
10	9.75%, 11/01/2011	10
	Seneca Gaming Corp.
30	7.25%, 05/01/2012	29
	Sinclair Television Group
40	9.25%, 11/01/2017 ■	41
	Virgin River Casino Corp.
10	9.00%, 01/15/2012	2
	Yonkers Racing Corp.
15	11.38%, 07/15/2016 ■	16
		335
	Chemical Manufacturing - 0.2%
	Ferro Corp.
50	6.50%, 08/15/2013 ۞	46
	Hexion Specialty Chemicals
25	9.75%, 11/15/2014	24
	JohnsonDiversey Holdings, Inc.
30	8.25%, 11/15/2019 ■	31
	Momentive Performance
30	9.75%, 12/01/2014	29
	Terra Capital, Inc.
5	7.75%, 11/01/2019 ■	5
		135
	Computer and Electronic Product Manufacturing - 0.2%
	Advanced Micro Devices, Inc.
5	8.13%, 12/15/2017 ■	5
	Freescale Semiconductor, Inc.
37	9.13%, 12/15/2014	32
	Hologic, Inc.
25	2.00%, 12/15/2037 ۞	21
	Jabil Circuit, Inc.
20	8.25%, 03/15/2018	22
	Seagate Technology International
15	10.00%, 05/01/2014 ■	17
	Sorenson Communications
40	10.50%, 02/01/2015 ■	38
		135
	Construction - 0.0%
	K. Hovnanian Enterprises
30	10.63%, 10/15/2016 ■	32

	Fabricated Metal Product Manufacturing - 0.0%
	BWAY Corp.
20	10.00%, 04/15/2014 ■	21
	Hawk Corp.
15	8.75%, 11/01/2014	15
		36
	Finance and Insurance - 0.6%
	Arch Western Finance LLC
15	6.75%, 07/01/2013	15
	BAC Capital Trust XIV
20	5.63%, 03/15/2012 ♠Δ	14
	CIT Group Funding Co.
70	10.25%, 05/01/2013 - 05/01/2017	72
	CIT Group, Inc.
92	7.00%, 05/01/2013 - 05/01/2017	79
	CPM Holdings, Inc.
30	10.63%, 09/01/2014 ■	32
	Credit Acceptance Corp.
15	9.13%, 02/01/2017 ■	15
	Ford Motor Credit Co.
15	7.00%, 10/01/2013	15
	General Motors Acceptance Corp.
45	8.00%, 11/01/2031	43
	GMAC LLC
20	6.00%, 12/15/2011	20
	Host Marriott L.P.
15	6.75%, 06/01/2016	14
	International Lease Finance Corp.
100	5.63%, 09/15/2010	97
25	5.65%, 06/01/2014	20
35	6.63%, 11/15/2013	29
	Yankee Acquisition Corp.
20	9.75%, 02/15/2017	20
		485
	Food Manufacturing - 0.0%
	Land O'Lakes Capital Trust
15	7.45%, 03/15/2028 ■	13

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% -
(continued)
		Foreign Governments - 1.8%
		Argentina (Republic of)
EUR	105	2.26%, 12/31/2038	$42
	55	2.50%, 12/31/2038	18
EUR	25	7.82%, 12/31/2033	20
	95	8.28%, 12/31/2033	65
		Colombia (Republic of)
COP	35,000	9.85%, 06/28/2027	20
COP	108,000	12.00%, 10/22/2015	66
		Costa Rica (Republic of)
	5	10.00%, 08/01/2020 §	7
		Indonesia (Republic of)
	50	6.75%, 03/10/2014 §	55
	125	7.25%, 04/20/2015 §	141
		Panama (Republic of)
	30	7.25%, 03/15/2015	34
		Philippines (Republic of)
	100	6.38%, 10/23/2034	94
	35	8.25%, 01/15/2014	41
	30	9.88%, 01/15/2019	39
	90	10.63%, 03/16/2025	124
		Turkey (Republic of)
	70	6.88%, 03/17/2036	70
	155	7.25%, 03/15/2015 - 03/05/2038	169
	70	9.50%, 01/15/2014	83
TRY	6	10.00%, 02/15/2012 Ж	5
TRY	58	12.00%, 08/14/2013 Ж	50
		Ukraine Government
EUR	50	4.95%, 10/13/2015 §	53
		Uruguay (Republic of)
UYU	222	5.00%, 09/14/2018 Ж	11
		Venezuela (Republic of)
	45	6.00%, 12/09/2020 §	26
	55	7.65%, 04/21/2025	34
	45	7.75%, 10/13/2019 §	30
	20	8.25%, 10/13/2024 §	13
	20	8.50%, 10/08/2014	16
	120	9.00%, 05/07/2023 §	85
	5	9.25%, 09/15/2027	4
	10	9.25%, 05/07/2028 §	7
	65	9.38%, 01/13/2034	45
	15	10.75%, 09/19/2013	14
	10	13.63%, 08/15/2018	10
			1,491
		Health Care and Social Assistance - 0.3%
		Amylin Pharmaceuticals, Inc.
	15	3.00%, 06/15/2014 ۞	12
		Biomet, Inc.
	15	10.00%, 10/15/2017	16
	10	10.38%, 10/15/2017	11
		HCA, Inc.
	10	6.50%, 02/15/2016	9
	63	9.63%, 11/15/2016	67
		Inverness Medical Innovation, Inc.
	25	9.00%, 05/15/2016	26
		Rite Aid Corp.
	15	9.75%, 06/12/2016	16
	25	10.38%, 07/15/2016	26
	Tenet Healthcare Corp.
40	8.88%, 07/01/2019 ■	43
		226
	Information - 0.5%
	Charter Communications Holdings II LLC
29	13.50%, 11/30/2016 Ψ	35
	Cricket Communications, Inc.
45	10.00%, 07/15/2015	45
	CSC Holdings, Inc.
30	7.63%, 07/15/2018	31
	Deluxe Corp.
35	7.38%, 06/01/2015	33
	Frontier Communications Corp.
40	8.13%, 10/01/2018	40
10	8.25%, 05/01/2014	11
	GCI, Inc.
25	7.25%, 02/15/2014	25
	Intelsat Bermuda Ltd.
15	11.25%, 06/15/2016	16
	Intelsat Intermediate Holdings Ltd.
15	9.50%, 02/01/2015	16
	Intelsat Jackson Holdings Ltd.
10	8.50%, 11/01/2019 ■	10
35	9.50%, 06/15/2016	37
	Mediacom Broadband LLC
65	8.50%, 10/15/2015	65
	MetroPCS Wireless, Inc.
30	9.25%, 11/01/2014	30
	Sprint Capital Corp.
10	6.90%, 05/01/2019	9
	Sprint Nextel Corp.
22	6.00%, 12/01/2016	19
	Terremark Worldwide, Inc.
30	12.00%, 06/15/2017 ■	33
		455
	Machinery Manufacturing - 0.0%
	Actuant Corp.
10	6.88%, 06/15/2017	10
	Altra Holdings, Inc.
10	8.13%, 12/01/2016 ■	10
	Goodman Global, Inc.
25	11.66%, 12/15/2014 ■○	15
		35
	Mining - 0.0%
	Arch Coal, Inc.
5	8.75%, 08/01/2016 ■	5
	Teck Cominco Ltd.
20	6.13%, 10/01/2035	18
		23
	Miscellaneous Manufacturing - 0.1%
	ACCO Brands Corp.
15	7.63%, 08/15/2015	14
	Easton-Bell Sports, Inc.
25	9.75%, 12/01/2016 ■	26
		40

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% -
(continued)
	Motor Vehicle & Parts Manufacturing - 0.3%
	Accuride Corp.
$20	0.00%, 02/01/2015 Ω	$18
	ArvinMeritor, Inc.
25	8.13%, 09/15/2015	23
	ESCO Corp.
30	8.63%, 12/15/2013 ■	30
	Ford Motor Co.
40	4.25%, 11/15/2016 ۞	54
45	7.45%, 07/16/2031	40
	Navistar International Corp.
10	8.25%, 11/01/2021	10
	Tenneco, Inc.
10	8.63%, 11/15/2014	10
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ■	19
	UCI Holdco, Inc.
5	9.25%, 12/15/2013 Δ	5
		209
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Libbey Glass, Inc.
25	10.00%, 02/15/2015 ■☼	25
	RBS Global & Rexnord Corp.
20	9.50%, 08/01/2014	20
		45
	Other Services - 0.0%
	StoneMor Partners L.P.
30	10.25%, 12/01/2017 ■	32

	Paper Manufacturing - 0.1%
	Cascades, Inc.
20	7.75%, 12/15/2017 ■	21
15	7.88%, 01/15/2020 ■	15
	Neenah Paper, Inc.
25	7.38%, 11/15/2014	23
	Newpage Corp.
20	11.38%, 12/31/2014	19
		78
	Petroleum and Coal Products Manufacturing - 0.3%
	Antero Resources Finance
10	9.38%, 12/01/2017 ■	11
	Aquilex Holdings LLC
15	11.13%, 12/15/2016 ■	15
	Basic Energy Services, Inc.
10	11.63%, 08/01/2014	11
	Berry Petroleum Co.
15	10.25%, 06/01/2014	16
	Chesapeake Energy Corp.
30	6.50%, 08/15/2017	29
	Encore Acquisition Co.
15	9.50%, 05/01/2016	16
	Headwaters, Inc.
30	11.38%, 11/01/2014 ■	32
	Newfield Exploration Co.
25	7.13%, 05/15/2018	25
	P2021 Rig Co.
15	13.50%, 12/15/2013 ■	15
	Petrohawk Energy Corp.
30	9.13%, 07/15/2013	31
	Petroleum Development Corp.
20	12.00%, 02/15/2018	21
	Pioneer Natural Resources Co.
10	5.88%, 07/15/2016	10
	Sandridge Energy, Inc.
25	8.00%, 06/01/2018 ■	25
		257
	Pipeline Transportation - 0.0%
	Dynegy Holdings, Inc.
15	8.38%, 05/01/2016	13
	El Paso Corp.
15	12.00%, 12/12/2013	18
		31
	Plastics and Rubber Products Manufacturing - 0.1%
	Plastipak Holdings, Inc.
10	10.63%, 08/15/2019 ■	11
	Rock Tenn Co.
15	9.25%, 03/15/2016	16
	Solo Cup Co.
15	10.50%, 11/01/2013	16
		43
	Primary Metal Manufacturing - 0.1%
	Essar Steel Algoma, Inc.
45	9.38%, 03/15/2015 ■	45
	Tube City IMS Corp.
25	9.75%, 02/01/2015	25
		70
	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings
35	9.50%, 05/15/2015	32
	Quebecor Media, Inc.
40	7.75%, 03/15/2016	40
		72
	Professional, Scientific and Technical Services - 0.3%
	Anixter International, Inc.
25	10.00%, 03/15/2014	27
	Lamar Media Corp.
35	6.63%, 08/15/2015	33
	Sensata Technologies
25	8.00%, 05/01/2014	25
	Stream Global Services, Inc.
25	11.25%, 10/01/2014 ■	26
	SunGard Data Systems, Inc.
40	10.25%, 08/15/2015	41
	Unisys Corp.
12	12.75%, 10/15/2014 ■	14
26	14.25%, 09/15/2015 ■	31
	West Corp.
10	11.00%, 10/15/2016	11
		208
	Real Estate and Rental and Leasing - 0.1%
	Avis Budget Car Rental
25	7.63%, 05/15/2014	23

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.9% -
(continued)
	Real Estate and Rental and Leasing - 0.1% - (continued)
	PHH Corp.
$8	4.00%, 09/01/2014 ۞■	$8
	United Rentals North America, Inc.
20	10.88%, 06/15/2016	22
		53
	Retail Trade - 0.4%
	ACCO Brands Corp.
5	10.63%, 03/15/2015 ■	5
	Affinia Group, Inc.
20	9.00%, 11/30/2014	20
30	10.75%, 08/15/2016 ■	33
	Catalina Marketing Corp.
70	10.50%, 10/01/2015 ■	73
	Dollar General Corp.
14	11.88%, 07/15/2017	16
	Freedom Group, Inc.
5	10.25%, 08/01/2015 ■	5
	Group 1 Automotive, Inc.
20	2.25%, 06/15/2036 ۞Δ	16
20	8.25%, 08/15/2013	20
	HSN, Inc.
30	11.25%, 08/01/2016	34
	Michaels Stores, Inc.
15	11.38%, 11/01/2016	16
	Neiman Marcus Group, Inc.
20	9.00%, 10/15/2015	19
	Pantry, Inc.
20	3.00%, 11/15/2012 ۞	18
	Sonic Automotive
8	5.00%, 10/01/2029 ۞	8
	United Components, Inc.
90	9.38%, 06/15/2013	89
		372
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.1%
	Revlon Consumer Products
40	9.75%, 11/15/2015 ■	41
	Sally Holdings LLC
20	10.50%, 11/15/2016	22
		63
	Transportation Equipment Manufacturing - 0.0%
	American Rail Car Industries, Inc.
15	7.50%, 03/01/2014	14

	Utilities - 0.5%
	Calpine Corp.
60	7.25%, 10/15/2017 ■	58
	Edison Mission Energy
15	7.20%, 05/15/2019	12
	Energy Future Holdings Corp.
25	10.88%, 11/01/2017	20
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ■	30
	Majapahit Holding B.V.
100	8.00%, 08/07/2019 §	106
	National Power Corp.
15	9.63%, 05/15/2028	18
	NRG Energy, Inc.
40	7.38%, 01/15/2017	40
	Power Sector Assets
100	7.25%, 05/27/2019 §	106
	TXU Corp.
60	5.55%, 11/15/2014	45
		435
	Water Transportation - 0.1%
	Hornbeck Offshore Services, Inc.
25	6.13%, 12/01/2014	24
	Navios Maritime Holdings
30	8.88%, 11/01/2017 ■	31
20	9.50%, 12/15/2014	20
	Royal Caribbean Cruises Ltd.
10	11.88%, 07/15/2015	11
		86
	Wholesale Trade - 0.1%
	Alliance One International, Inc.
25	10.00%, 07/15/2016 ■	27
	Associated Materials LLC
20	9.88%, 11/15/2016 ■	21
	Interpublic Group of Co., Inc.
20	10.00%, 07/15/2017	22
	McJunkin Red Man Corp.
15	9.50%, 12/15/2016 ■	15
		85
	Total corporate bonds: non-investment grade
	(cost $5,439)	$5,714

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.1%
	California State GO, Taxable,
$125	7.55%, 04/01/2039	$123

	Miscellaneous - 0.1%
	California Public Works Board, Board Lease
	Rev,
50	8.36%, 10/01/2034	50

	Transportation - 0.2%
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	58
	North Texas Tollway Auth Rev,
130	6.72%, 01/01/2049	138
		196
	Total municipal bonds
	(cost $359)	$369

	Total long-term investments
	(cost $74,285)	$78,450

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $111,
	collateralized by FNMA 5.00%, 2033,
	value of $113)
$111	0.12%, 1/29/2010		$111
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $392,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $400)
392	0.12%, 1/29/2010		392
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,160,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $1,183)
1,160	0.12%, 1/29/2010		1,160
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $586,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $599)
586	0.12%, 1/29/2010		586
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $3)
3	0.09%, 1/29/2010		3
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $639,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $652)
639	0.11%, 1/29/2010		639
			2,891
	Total short-term investments
	(cost $2,891)		$2,891

	Total investments
	(cost $77,176) ▲	97.9%	$81,341
	Other assets and liabilities	2.1%	1,730
	Total net assets	100.0%	$83,071

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.5% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $77,773 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,309
Unrealized Depreciation	(1,741)
Net Unrealized Appreciation	$3,568

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at January 31, 2010, was $6,304, which represents 7.59% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $1,692 or 2.04% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $25.

Ω	Debt security in default due to bankruptcy.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	─ Brazilian Real
COP	─ Colombian Peso
EUR	─ EURO
HUF	─ Hungarian Forint
ITL	─ Italian Lira
MXP	─ Mexican Peso
TRY	─ New Turkish Lira
UYU	─ Uruguayan Peso

Ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

GO	─ General Obligations

Futures Contracts Outstanding at January 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	7	Short	Mar 2010	$6

* The number of contracts does not omit 000's.

Cash of $11 was pledged as initial margin deposit for open futures contracts  at January 31, 2010.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Brazilian Real (Sell)	$63	$66	03/17/10	$3
Brazilian Real (Buy)	8	8	03/17/10	–
British Pound (Buy)	49	50	02/01/10	(1)
Chinese Renminbi (Buy)	12	12	02/22/10	–
Chinese Renminbi (Sell)	12	12	02/22/10	–
Chinese Renminbi (Buy)	92	92	09/28/10	–
Colombian Peso (Sell)	90	91	02/26/10	1
Euro (Sell)	14	14	02/02/10	–
Euro (Sell)	226	237	03/17/10	11
Euro (Sell)	21	22	05/17/10	1
Euro (Buy)	7	7	02/01/10	–
Euro (Buy)	27	27	02/02/10	–
Euro (Buy)	14	14	03/17/10	–
Hungarian Forint (Sell)	8	8	03/17/10	–
Indian Rupee (Buy)	47	47	02/26/10	–
Israeli New Shekel (Buy)	47	46	03/17/10	1
Kazakhstani Tenge (Buy)	12	12	07/12/10	–
Kazakhstani Tenge (Buy)	11	11	07/13/10	–
Mexican New Peso (Buy)	6	6	03/17/10	–
Mexican New Peso (Sell)	17	17	03/17/10	–
New Romanian Leu (Buy)	20	20	05/17/10	–
Polish Zloty (Buy)	5	5	03/17/10	–
Polish Zloty (Buy)	19	19	03/17/10	–
Turkish New Lira (Sell)	3	3	03/17/10	–
Turkish New Lira (Sell)	54	54	03/17/10	–
Ukranian Hryvnia (Buy)	14	12	07/22/10	2
Ukranian Hryvnia (Sell)	13	11	07/22/10	(2)
				$16

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$585	$–	$585	$–
Common Stocks ‡	35,319	33,682	1,637	–
Corporate Bonds: Investment Grade	36,339	–	36,178	161
Corporate Bonds: Non-Investment Grade	5,714	–	5,650	64
Municipal Bonds	369	–	369	–
Preferred Stocks ‡	124	56	68	–
Short-Term Investments	2,891	–	2,891	–
Total	$81,341	$33,738	$47,378	$225
Other Financial Instruments *	$25	$6	$19	$–

Liabilities:
Other Financial Instruments *	$3	$–	$3	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Corporate Bonds	$204	$(1)	$11	*	$39	$(28)	$225
Total	$204	$(1)	$11		$39	$(28)	$225
_____________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $10.

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5%
	Automobiles & Components - 4.6%
79,377	Ford Motor Co. ●	$860,449

	Banks - 6.0%
63,021	Mitsubishi UFJ Financial Group, Inc.	324,310
6,409	Standard Chartered plc	147,626
40,476	Turkiye Garanti Bankasi A.S.	169,760
17,180	Wells Fargo & Co.	488,436
		1,130,132
	Capital Goods - 4.3%
25,139	General Electric Co.	404,234
7,275	Itochu Corp.	56,793
6,321	Raytheon Co.	331,405
		792,432
	Consumer Durables & Apparel - 1.8%
170	NVR, Inc. ●	116,286
7,732	Panasonic Corp.	120,802
7,433	Pulte Homes, Inc. ●	78,195
12,348	Skyworth Digital Holdings Ltd.	11,869
		327,152
	Consumer Services - 0.3%
3,525	Educomp Solutions Ltd.	53,446
3,771	Shangri-La Asia Ltd.	6,548
		59,994
	Diversified Financials - 3.9%
3,181	Bank of America Corp.	48,291
8,459	Excel Medical Fund L.P. ⌂●†Ђ	7,748
3,613	GAM Holding Ltd.	41,357
3,619	Goldman Sachs Group, Inc.	538,240
2,538	Julius Baer Group Ltd.	84,358
		719,994
	Energy - 6.2%
4,697	Baker Hughes, Inc.	212,657
4,487	Cameco Corp.	121,463
2,634	Dresser-Rand Group, Inc. ●	77,904
3,741	Exxon Mobil Corp.	241,007
2,459	Massey Energy Co.	94,734
3,121	National Oilwell Varco, Inc.	127,641
3,000	OMV AG	118,159
5,426	Suncor Energy, Inc.	171,720
		1,165,285
	Food & Staples Retailing - 2.3%
8,800	CVS/Caremark Corp.	284,859
85,047	Olam International Ltd.	143,466
		428,325
	Food, Beverage & Tobacco - 0.5%
1,223	Kirin Brewery Co., Ltd.	18,636
1,700	Nestle S.A.	80,583
		99,219
	Health Care Equipment & Services - 8.0%
34,944	Boston Scientific Corp. ●	301,568
3,397	Covidien plc	171,770
6,709	McKesson Corp.	394,647
4,500	Medtronic, Inc.	193,005
12,726	UnitedHealth Group, Inc.	419,967
		1,480,957
	Insurance - 4.8%
13,543	ACE Ltd.	667,251
7,534	Genworth Financial, Inc. ●	104,264
5,896	Marsh & McLennan Cos., Inc.	127,124
		898,639
	Materials - 7.3%
4,664	AngloGold Ltd. ADR	166,448
5,334	Barrick Gold Corp.	185,712
9,439	Dow Chemical Co.	255,697
3,509	Fibria Celulose S.A. ADR ●	64,142
1,213	Freeport-McMoRan Copper & Gold, Inc.	80,895
39,001	Huabao International Holdings Ltd.	39,585
4,501	Newmont Mining Corp.	192,930
5,528	Sino Forest Corp. ●	96,012
2,500	Teck Cominco Ltd. Class B ●	82,050
4,784	Vedanta Resources plc	183,515
		1,346,986
	Media - 1.7%
11,440	Comcast Corp. Class A	181,092
25	Harvey. Weinstein Co. Holdings Class A-1	–
	⌂●†
3,289	Viacom, Inc. Class B ●	95,850
1,590	Walt Disney Co.	46,994
		323,936
	Pharmaceuticals, Biotechnology & Life Sciences - 15.7%
1,241	Abbott Laboratories	65,709
2,168	Amgen, Inc. ●	126,808
4,240	Bristol-Myers Squibb Co.	103,296
3,453	Celgene Corp. ●	196,073
12,388	Daiichi Sankyo Co., Ltd.	257,449
17,066	Merck & Co., Inc.	651,589
30,946	Pfizer, Inc.	577,460
3,345	Roche Holding AG	561,128
2,681	Shionogi & Co., Ltd.	55,245
6,100	Teva Pharmaceutical Industries Ltd. ADR	346,009
		2,940,766
	Retailing - 4.9%
3,001	Best Buy Co., Inc.	109,968
36,752	Buck Holdings L.P. ⌂●†	78,721
4,574	Gap, Inc.	87,268
1,474	Sherwin-Williams Co.	93,346
7,924	Staples, Inc.	185,901
3,751	Target Corp.	192,324
4,541	TJX Cos., Inc.	172,600
		920,128
	Semiconductors & Semiconductor Equipment - 2.2%
4,212	ASML Holding N.V. ADR	131,610
2,020	Lam Research Corp. ●	66,692
20,915	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	212,501
		410,803
	Software & Services - 8.6%
11,111	Activision Blizzard, Inc. ●	112,885
8,515	Cia Brasileira de Meios de Pagamentos	67,760
10,274	eBay, Inc. ●	236,496
654	Google, Inc. ●	346,188
783	Mastercard, Inc.	195,671

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Software & Services - 8.6% - (continued)
5,321	Microsoft Corp.	$149,933
13,082	Oracle Corp.	301,662
2,213	Sohu.com, Inc. ●	111,424
4,784	Western Union Co.	88,698
		1,610,717
	Technology Hardware & Equipment - 10.0%
1,083	Apple, Inc. ●	208,104
16,117	Cisco Systems, Inc. ●	362,145
8,166	Corning, Inc.	147,635
2,282	EMC Corp. ●	38,034
78,714	Hon Hai Precision Industry Co., Ltd.	327,999
2,979	IBM Corp.	364,539
4,661	Qualcomm, Inc.	182,645
4,388	SanDisk Corp. ●	111,537
6,800	Telefonaktiebolaget LM Ericsson ADR	65,824
12,000	ZTE Corp.	70,005
		1,878,467
	Telecommunication Services - 1.3%
5,502	AT&T, Inc.	139,538
8,447	MTN Group Ltd.	120,584
		260,122
	Transportation - 1.1%
16,141	Delta Air Lines, Inc. ●	197,408

	Total common stocks
	(cost $16,706,392)	$17,851,911

PREFERRED STOCKS - 0.8%
	Automobiles & Components - 0.8%
1,782	Volkswagen AG Preferred	$144,295

	Total preferred stocks
	(cost $173,461)	$144,295

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance and Insurance - 0.2%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ■Δ	$46,003

	Total corporate bonds: non-investment grade
	(cost $95,209)	$46,003

	Total long-term investments
	(cost $16,975,062)	$18,042,209

SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 3.6%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $25,666,
	collateralized by FNMA 5.00%, 2033,
	value of $26,179)
$25,666	0.12%, 1/29/2010	$25,666
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $91,133,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%,
	2010 - 2039, value of $92,955)
91,132	0.12%, 1/29/2010		91,132
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $269,609,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%,
	2037 - 2038, GNMA 5.50% - 7.00%,
	2019 - 2039, value of $274,998)
269,606	0.12%, 1/29/2010		269,606
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $136,226,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%,
	2015 - 2040, value of $139,125)
136,225	0.12%, 1/29/2010		136,225
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in
	the amount of $722, collateralized by
	U.S. Treasury Note 1.75%, 2014, value of
	$742)
722	0.09%, 1/29/2010		722
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $148,625,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $151,597)
148,623	0.11%, 1/29/2010		148,623
			671,974
	Total short-term investments
	(cost $671,974)		$671,974

	Total investments
	(cost $17,647,036) ▲	100.1)	$18,714,183
	Other assets and liabilities	(0.1)%	(23,139)
	Total net assets	100.0%	$18,691,044

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 26.5% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $17,777,884 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,914,739
Unrealized Depreciation	(978,440)
Net Unrealized Appreciation	$936,299

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $86,469, which represents 0.46% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at January 31, 2010, was $46,003, which represents 0.25% of total net assets.

Ђ	As of January 31, 2010, the Fund has future commitments to purchase an additional $22,874.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$34,869
03/2008 -	8,459	Excel Medical Fund L.P.
12/2009			8,459
10/2005	25	Harvey Weinstein Co. Holdings
		Class A-1 - Reg D	23,636

The aggregate value of these securities at January 31, 2010 was $86,469  which represents 0.46% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$734,958	$759,304	12/15/10	$24,346
Hong Kong Dollar (Buy)	239	239	02/01/10	–
Hong Kong Dollar (Buy)	19	19	02/02/10	–
Japanese Yen (Sell)	628,686	620,194	12/15/10	(8,492)
Japanese Yen (Sell)	2,292	2,311	02/01/10	19
Japanese Yen (Sell)	16,109	16,121	02/02/10	12
				$15,885

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$860,449	$860,449	$–	$–
Banks	1,130,132	488,436	641,696	–
Capital Goods	792,432	735,639	56,793	–
Consumer Durables & Apparel	327,152	194,481	132,671	–
Consumer Services	59,994	–	59,994	–
Diversified Financials	719,994	670,889	41,357	7,748
Energy	1,165,285	1,047,126	118,159	–
Food & Staples Retailing	428,325	284,859	143,466	–
Food, Beverage & Tobacco	99,219	–	99,219	–
Health Care Equipment & Services	1,480,957	1,480,957	–	–
Insurance	898,639	898,639	–	–
Materials	1,346,986	1,123,886	223,100	–
Media	323,936	323,936	–	–
Pharmaceuticals, Biotechnology & Life Sciences	2,940,766	2,066,944	873,822	–
Retailing	920,128	841,407	–	78,721
Semiconductors & Semiconductor Equipment	410,803	410,803	–	–
Software & Services	1,610,717	1,610,717	–	–
Technology Hardware & Equipment	1,878,467	1,480,463	398,004	–
Telecommunication Services	260,122	139,538	120,584	–
Transportation	197,408	197,408	–	–
Total	17,851,911	14,856,577	2,908,865	86,469
Corporate Bonds: Non-Investment Grade	46,003	–	46,003	–
Preferred Stocks ‡	144,295	–	144,295	–
Short-Term Investments	671,974	–	671,974	–
Total	$18,714,183	$14,856,577	$3,771,137	$86,469
Other Financial Instruments *	$24,377	$–	$24,377	$–

Liabilities:
Other Financial Instruments *	$8,492	$–	$8,492	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Common Stock	$53,852	$2,180	$34,039	*	$(3,602)	$—	$86,469
Total	$53,852	$2,180	$34,039		$(3,602)	$—	$86,469

______________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $34,039.

4

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6%
	Automobiles & Components - 2.0%
151	ArvinMeritor, Inc.	$1,462
33	Daimler AG	1,535
55	Dana Holding Corp. ●	565
826	Ford Motor Co. ●	8,953
31	Harley-Davidson, Inc.	696
331	Modine Manufacturing Co.	3,148
10	Porsche Automobil Holding SE	549
97	Tenneco Automotive, Inc. ●	1,720
108	TRW Automotive Holdings Corp. ●	2,482
		21,110
	Banks - 3.7%
268	Banco Santander Central Hispano S.A.	3,824
184	HSBC Holding plc	1,973
26	Itau Unibanco Banco Multiplo S.A. ADR	499
439	Mitsubishi UFJ Financial Group, Inc.	2,257
45	PNC Financial Services Group, Inc.	2,505
169	Popular, Inc.	364
88	Sumitomo Mitsui Financial Group, Inc.	2,844
471	Turkiye Garanti Bankasi A.S.	1,976
795	Wells Fargo & Co.	22,592
		38,834
	Capital Goods - 6.0%
82	AMETEK, Inc.	2,988
111	Atlas Copco Ab	1,507
124	Barnes Group, Inc.	1,987
34	BE Aerospace, Inc. ●	757
63	Boeing Co.	3,800
24	Deere & Co.	1,219
4	First Solar, Inc. ●	470
–	Foster Wheeler AG ●	–
71	General Dynamics Corp.	4,754
400	General Electric Co.	6,430
182	Hansen Transmissions ●	259
57	Honeywell International, Inc.	2,187
19	Illinois Tool Works, Inc.	816
409	Ingersoll-Rand plc	13,263
54	Lockheed Martin Corp.	3,991
669	Masco Corp.	9,065
30	Mitsui & Co., Ltd.	443
56	Moog, Inc. Class A ●	1,690
27	Owens Corning, Inc. ●	687
86	Pentair, Inc.	2,614
13	Precision Castparts Corp.	1,410
12	Regal-Beloit Corp.	564
13	Schneider Electric S.A.	1,319
2	Stanley Works	79
33	Sunpower Corp. Class B ●	612
23	Terex Corp. ●	451
5	Vestas Wind Systems A/S ●	245
		63,607
	Commercial & Professional Services - 0.6%
48	Advisory Board Co. ●	1,550
137	Herman Miller, Inc.	2,319
41	Monster Worldwide, Inc. ●	632
248	Steelcase, Inc.	1,755
		6,256
	Consumer Durables & Apparel - 5.0%
935	361 Degrees International Ltd.	634
411	Anta Sports Products Ltd.	540
7	Black & Decker Corp.	433
5,130	China Hongxing Sports Ltd.	683
54	CIE Financiere Richemont S.A.	1,831
28	Coach, Inc.	977
457	Hanesbrands, Inc. ●	10,488
311	Jarden Corp.	9,484
39	Lennar Corp.	596
72	MRV Engenharia e Participacoes S.A.	464
73	Nikon Corp.	1,497
5	NVR, Inc. ●	3,421
247	Pool Corp.	4,532
411	Pulte Homes, Inc. ●	4,320
2,000	Skyworth Digital Holdings Ltd.	1,922
20	Tempur-Pedic International, Inc. ●	498
94	Toll Brothers, Inc. ●	1,744
177	Warnaco Group, Inc. ●	6,842
1,324	Xtep International Holdings Ltd.	814
		51,720
	Consumer Services - 1.7%
92	Apollo Group, Inc. Class A ●	5,554
57	BWIN Interactive Entertainment ●	3,488
33	Ctrip.com International Ltd. ADR ●	1,038
56	Educomp Solutions Ltd.	847
17	McDonald's Corp.	1,041
59	MGM Mirage, Inc. ●	652
22,991	Rexlot Holdings Ltd.	2,741
237	Shangri-La Asia Ltd.	411
502	Thomas Cook Group plc	1,812
		17,584
	Diversified Financials - 7.0%
354	Ameriprise Financial, Inc.	13,548
667	Bank of America Corp.	10,128
49	Bank of New York Mellon Corp.	1,420
9	Franklin Resources, Inc.	872
107	Goldman Sachs Group, Inc.	15,911
1,079	Great American Group, Inc. ●	4,199
73	Invesco Ltd.	1,405
36	JP Morgan Chase & Co.	1,398
160	Oaktree Capital ■●	5,520
–	Osaka Securities Exchange Co., Ltd.	311
59	PennantPark Investment Corp.	532
157	TD Ameritrade Holding Corp. ●	2,794
896	UBS AG	11,683
322	UBS AG ADR	4,186
		73,907
	Energy - 7.8%
1	Anadarko Petroleum Corp.	32
20	Apache Corp.	1,987
110	Baker Hughes, Inc.	4,982
285	BG Group plc	5,244
85	Cameco Corp.	2,313
68	Canadian Natural Resources Ltd. ADR	4,313
148	Cobalt International Energy ●	1,803
26	Complete Production Services, Inc. ●	322
83	Consol Energy, Inc.	3,864
89	Exxon Mobil Corp.	5,758
77	Halliburton Co.	2,238

1

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Energy - 7.8% - (continued)
53	Hess Corp.	$3,034
154	Karoon Gas Australia Ltd. ●	974
70	Massey Energy Co.	2,711
16	National Oilwell Varco, Inc.	664
44	Newfield Exploration Co. ●	2,139
73	Noble Energy, Inc.	5,390
49	OAO Gazprom Class S ADR	1,214
39	Overseas Shipholding Group, Inc.	1,722
144	Paladin Energy Ltd. ●	460
25	Peabody Energy Corp.	1,032
14	PetroChina Co., Ltd. ADR	1,583
18	Petroleo Brasileiro S.A. ADR	729
95	SBM Offshore N.V.	1,859
–	Schlumberger Ltd.	6
84	Smith International, Inc.	2,541
116	Suncor Energy, Inc.	3,656
123	Total S.A. ADR	7,105
127	Tsakos Energy Navigation Ltd.	2,052
429	Valero Energy Corp.	7,908
154	Weatherford International Ltd. ●	2,416
		82,051
	Food & Staples Retailing - 1.3%
75	CVS/Caremark Corp.	2,416
144	Kroger Co.	3,090
1,256	Olam International Ltd.	2,120
107	Sysco Corp.	3,003
62	Wal-Mart Stores, Inc.	3,327
		13,956
	Food, Beverage & Tobacco - 2.1%
41	Archer Daniels Midland Co.	1,226
90	Asahi Breweries Ltd.	1,746
31	BRF Brasil Foods S.A. ADR	1,476
57	Cott Corp. ●	457
53	Del Monte Foods Co.	609
11	Green Mountain Coffee Roasters ●	899
42	Groupe Danone	2,389
107	Imperial Tobacco Group plc	3,440
2	Japan Tobacco, Inc.	5,864
45	Kirin Brewery Co., Ltd.	691
15	Nestle S.A.	717
47	PepsiCo, Inc.	2,808
		22,322
	Health Care Equipment & Services - 5.2%
27	Aetna, Inc.	811
9	Beckman Coulter, Inc.	575
92	Cardinal Health, Inc.	3,035
43	CIGNA Corp.	1,452
114	Covidien plc	5,782
8	Edwards Lifesciences Corp. ●	690
70	Hologic, Inc. ●	1,058
1	Intuitive Surgical, Inc. ●	381
6	Lincare Holdings, Inc. ●	232
59	McKesson Corp.	3,488
118	Medtronic, Inc.	5,081
111	Shandong Weigao Group Medical Polymer
	Co., Ltd.	406
55	St. Jude Medical, Inc. ●	2,075
174	SXC Health Solutions Corp. ●	8,196
635	UnitedHealth Group, Inc.	20,953
11	Wellpoint, Inc. ●	714
		54,929
	Household & Personal Products - 0.0%
18	Avon Products, Inc.	552

	Insurance - 6.1%
330	ACE Ltd.	16,235
37	Assured Guaranty Ltd.	840
411	China Life Insurance Co., Ltd.	1,813
56	Chubb Corp.	2,820
10	Delta Lloyd N.V. ●	242
53	Everest Re Group Ltd.	4,575
192	Fidelity National Financial, Inc.	2,482
50	First American Financial Corp.	1,487
680	Genworth Financial, Inc. ●	9,407
329	Marsh & McLennan Cos., Inc.	7,093
18	MetLife, Inc.	646
82	Platinum Underwriters Holdings Ltd.	2,970
63	Principal Financial Group, Inc.	1,452
103	Reinsurance Group of America, Inc.	5,013
54	T&D Holdings, Inc.	1,112
238	Unum Group	4,648
4	White Mountains Insurance Group Ltd.	1,282
		64,117
	Materials - 6.9%
13	A. Schulman, Inc.	302
34	Allied Nevada Gold Corp. ●	429
45	AngloGold Ltd. ADR	1,612
40	Barrick Gold Corp.	1,393
12	Cliff's Natural Resources, Inc.	463
119	CRH plc	2,863
176	Dow Chemical Co.	4,779
17	Fibria Celulose S.A. ADR ●	310
24	Freeport-McMoRan Copper & Gold, Inc.	1,618
31	HeidelbergCement AG	1,888
5,100	Huabao International Holdings Ltd.	5,176
96	Impala Platinum Holdings Ltd.	2,471
11	Methanex Corp.	237
85	Mosaic Co.	4,572
109	New Gold, Inc. ●	439
124	Newmont Mining Corp.	5,330
57	Osisko Mining Corp. ●	421
101	Owens-Illinois, Inc. ●	2,760
13	Potash Corp. of Saskatchewan, Inc.	1,279
22	Potash Corp. of Saskatchewan, Inc. ADR	2,159
6	Randgold Resources Ltd. ADR	406
20	Red Back Mining, Inc. ●	296
2,377	Rexam plc	11,318
49	Rio Tinto plc	2,393
15	RTI International Metals, Inc. ●	372
300	Sino Forest Corp. ●	5,203
42	Teck Cominco Ltd. Class B ●	1,362
107	Titanium Metals Corp.	1,249
32	Vale S.A. - SP ADR	821
21	Vedanta Resources plc	820
70	Vulcan Materials Co.	3,085

2

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Materials - 6.9% - (continued)
336	Xstrata plc	$5,454
		73,280
	Media - 1.5%
347	Comcast Corp. Class A	5,488
250	Comcast Corp. Special Class A	3,783
47	DreamWorks Animation SKG, Inc. ●	1,838
70	Focus Media Holding Ltd. ADR ●	939
110	Virgin Media, Inc.	1,555
14	Walt Disney Co.	417
196	WPP plc	1,807
		15,827
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
174	Alkermes, Inc. ●	1,901
100	Amgen, Inc. ●	5,876
14	Amylin Pharmaceuticals, Inc. ●	254
29	Auxilium Pharmaceuticals, Inc. ●	815
44	Bristol-Myers Squibb Co.	1,078
24	Celgene Corp. ●	1,386
652	Daiichi Sankyo Co., Ltd.	13,553
224	Elan Corp. plc ADR ●	1,668
98	Eli Lilly & Co.	3,463
34	Gilead Sciences, Inc. ●	1,654
187	Impax Laboratories, Inc. ●	2,484
68	Johnson & Johnson	4,256
326	King Pharmaceuticals, Inc. ●	3,910
5	Map Pharmaceuticals Inc. ●	78
146	Merck & Co., Inc.	5,590
476	Novavax, Inc. ●	1,033
992	Pfizer, Inc.	18,506
12	Roche Holding AG	2,013
33	Shionogi & Co., Ltd.	674
81	Teva Pharmaceutical Industries Ltd. ADR	4,581
13	Thermo Fisher Scientific, Inc. ●	591
13	UCB S.A.	587
21	Watson Pharmaceuticals, Inc. ●	811
		76,762
	Real Estate - 0.5%
452	Hang Lung Properties Ltd.	1,534
97	Iguatemi Emp de Shopping	1,468
149	Sun Hung Kai Properties Ltd.	1,907
		4,909
	Retailing - 4.5%
220	Advance Automotive Parts, Inc.	8,666
17	Amazon.com, Inc. ●	2,087
17	Best Buy Co., Inc.	640
1,405	Buck Holdings L.P. ⌂●†	3,009
24	CFAO ●	958
27	Dick's Sporting Goods, Inc. ●	600
249	Golden Eagle Retail Group Ltd.	446
119	Home Depot, Inc.	3,319
232	Lowe's Co., Inc.	5,017
28	Nutri/System, Inc.	574
468	Staples, Inc.	10,975
49	Target Corp.	2,489
240	Urban Outfitters, Inc. ●	7,579
32	Williams-Sonoma, Inc.	609
		46,968
	Semiconductors & Semiconductor Equipment - 3.1%
25	ASML Holding N.V. ADR	792
29	Atheros Communications, Inc. ●	946
23	Broadcom Corp. Class A ●	603
64	Cypress Semiconductor Corp. ●	638
27	Lam Research Corp. ●	879
432	Marvell Technology Group Ltd. ●	7,533
252	Maxim Integrated Products, Inc.	4,402
47	NVIDIA Corp. ●	716
555	Skyworks Solutions, Inc. ●	7,047
568	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	5,775
87	Texas Instruments, Inc.	1,964
50	Varian Semiconductor Equipment Associates,
	Inc. ●	1,461
		32,756
	Software & Services - 9.7%
538	Activision Blizzard, Inc. ●	5,466
210	Adobe Systems, Inc. ●	6,774
212	Alibaba.com Ltd.	475
33	AsiaInfo Holdings, Inc. ●	795
86	Automatic Data Processing, Inc.	3,523
215	BMC Software, Inc. ●	8,294
44	CACI International, Inc. Class A ●	2,096
146	Cadence Design Systems, Inc. ●	848
396	Cia Brasileira de Meios de Pagamentos	3,148
12	Concur Technologies, Inc. ●	482
6	eAccess Ltd.	3,983
88	eBay, Inc. ●	2,026
71	Equinix, Inc. ●	6,846
20	Google, Inc. ●	10,530
18	Longtop Financial Technologies Ltd. ●	613
7	Mastercard, Inc.	1,819
15	McAfee, Inc. ●	555
227	Microsoft Corp.	6,388
25	Nuance Communications, Inc. ●	371
554	Oracle Corp.	12,771
186	Red Hat, Inc. ●	5,063
15	Shanda Interactive Entertainment Ltd. ADR ●	683
31	Sohu. com, Inc. ●	1,557
36	Sonic Solutions, Inc. ●	307
78	Tencent Holdings Ltd.	1,440
68	TiVo, Inc. ●	610
22	Visa, Inc.	1,791
130	Vistaprint N.V. ●	7,304
233	Western Union Co.	4,320
133	Yahoo!, Inc. ●	1,995
		102,873
	Technology Hardware & Equipment - 8.9%
105	Apple, Inc. ●	20,089
138	Arrow Electronics, Inc. ●	3,630
51	Avnet, Inc. ●	1,346
85	BYD Co., Ltd.	614
366	Cisco Systems, Inc. ●	8,226
370	Corning, Inc.	6,687
185	Dell, Inc. ●	2,382
47	Dragonwave, Inc. ●	527
150	EMC Corp. ●	2,505
531	Flextronics International Ltd. ●	3,368

3

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.6% - (continued)
	Technology Hardware & Equipment - 8.9% - (continued)
376	Hughes Telematics, Inc. ●	$1,147
51	IBM Corp.	6,205
60	Jabil Circuit, Inc.	867
238	JDS Uniphase Corp. ●	1,872
24	Juniper Networks, Inc. ●	606
304	Qualcomm, Inc.	11,910
16	Research In Motion Ltd. ●	988
238	SanDisk Corp. ●	6,057
197	Sanmina-Sci Corp. ●	2,605
584	Seagate Technology	9,774
59	Solar Cayman Ltd. ⌂●†	493
24	Trimble Navigation Ltd. ●	556
135	ZTE Corp.	788
		93,242
	Telecommunication Services - 0.2%
17	American Tower Corp. Class A ●	726
44	Iridium Communications, Inc. ●	295
112	MTN Group Ltd.	1,594
		2,615
	Transportation - 5.4%
20	Aegean Marine Petroleum Network	617
126	Air Asia BHD ●	50
141	Alaska Air Group, Inc. ●	4,403
142	AMR Corp. ●	982
348	British Airways plc	1,133
29	C.H. Robinson Worldwide, Inc.	1,642
121	Continental Airlines, Inc. ●	2,226
1,235	Delta Air Lines, Inc. ●	15,104
135	FedEx Corp.	10,554
896	JetBlue Airways Corp. ●	4,425
18	Kuehne & Nagel International AG	1,700
56	Localiza Rent a Car S.A.	584
141	Nippon Yusen	486
53	TNT N.V.	1,507
136	UAL Corp. ●	1,666
119	United Parcel Service, Inc. Class B	6,871
563	US Airways Group, Inc. ●	2,989
		56,939
	Utilities - 1.1%
137	Allegheny Energy, Inc.	2,862
65	Entergy Corp.	4,960
20	FirstEnergy Corp.	890
100	Northeast Utilities	2,542
		11,254
	Total common stocks
	(cost $945,285)	$1,028,370

PREFERRED STOCKS - 0.5%
	Automobiles & Components - 0.0%
6	Volkswagen AG Preferred	$494

	Diversified Financials - 0.5%
343	Bank of America Corp. ۞	5,172

	Total preferred stocks
	(cost $5,622)	$5,666

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂●	$–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.0%
	Other Investment Pools and Funds - 0.0%
4	iShares Russell 1000 Index Fund	$212

	Total exchange traded funds
	(cost $226)	$212

	Total long-term investments
	(cost $951,133)	$1,034,248

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $887,
	collateralized by FNMA 5.00%, 2033,
	value of $905)
$887	0.12%, 1/29/2010	$887
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $3,150,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010
	- 2039, value of $3,213)
3,150	0.12%, 1/29/2010	3,150
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $9,318,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037
	- 2038, GNMA 5.50% - 7.00%, 2019 -
	2039, value of $9,505)
9,318	0.12%, 1/29/2010	9,318
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $4,708,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015
	- 2040, value of $4,808)
4,708	0.12%, 1/29/2010	4,708
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $25, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $26)
25	0.09%, 1/29/2010	25

4

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2% - (continued)
	Repurchase Agreements - 2.2% - (continued)
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $5,137,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $5,240)
$5,137	0.11%, 1/29/2010		$5,137
			23,225
	Total short-term investments
	(cost $23,225)		$23,225

	Total investments
	(cost $974,358) ▲	100.3%	$1,057,473
	Other assets and liabilities	(0.3)%	(3,558)
	Total net assets	100.0%	$1,053,915

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.4% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $1,029,205 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$114,425
Unrealized Depreciation	(86,157)
Net Unrealized Appreciation	$28,268

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $3,502, which represents 0.33% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $5,520, which represents 0.52% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	1,405	Buck Holdings L.P.	$1,333
07/2008	13	Novavax, Inc. Warrants	–
03/2007	59	Solar Cayman Ltd. - 144A	779

The aggregate value of these securities at January 31, 2010 was $3,502 which represents 0.33% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar (Sell)	$25	$25	02/02/10	$–
Australian Dollar (Sell)	30	30	02/03/10	–
British Pound (Sell)	505	509	02/02/10	4
Canadian Dollar (Sell)	22	22	02/01/10	–
Canadian Dollar (Sell)	777	779	02/02/10	2
Euro (Sell)	1,171	1,186	02/01/10	15
Euro (Sell)	464	467	02/02/10	3
Euro (Sell)	22	22	02/03/10	–
Euro (Sell)	6,474	6,689	12/15/10	215
Euro (Buy)	95	96	02/01/10	(1)
Euro (Buy)	113	113	02/02/10	–
Hong Kong Dollar (Sell)	24	24	02/01/10	–
Hong Kong Dollar (Sell)	1,050	1,050	02/02/10	–
Japanese Yen (Sell)	3,266	3,401	03/17/10	135
Japanese Yen (Sell)	504	507	12/15/10	3
Japanese Yen (Buy)	391	395	02/01/10	(4)
Japanese Yen (Buy)	758	758	02/02/10	–
Japanese Yen (Buy)	50	50	02/03/10	–
Japanese Yen (Sell)	5,939	5,936	04/13/10	(3)
Japanese Yen (Sell)	5,415	5,331	06/23/10	(84)
Japanese Yen (Sell)	7,037	6,957	12/15/10	(80)
South African Rand (Sell)	201	202	02/02/10	1
Turkish New Lira (Buy)	137	137	02/01/10	–
				$206

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$21,110	$19,026	$2,084	$–
Banks	38,834	29,784	9,050	–
Capital Goods	63,607	60,093	3,514	–
Commercial & Professional Services	6,256	6,256	–	–
Consumer Durables & Apparel	51,720	43,799	7,921	–
Consumer Services	17,584	8,285	9,299	–
Diversified Financials	73,907	56,393	11,994	5,520
Energy	82,051	73,514	8,537	–
Food & Staples Retailing	13,956	11,836	2,120	–
Food, Beverage & Tobacco	22,322	7,475	14,847	–
Health Care Equipment & Services	54,929	54,523	406	–
Household & Personal Products	552	552	–	–
Insurance	64,117	61,192	2,925	–
Materials	73,280	40,897	32,383	–
Media	15,827	14,020	1,807	–
Pharmaceuticals, Biotechnology & Life Sciences	76,762	59,935	16,827	–
Real Estate	4,909	1,468	3,441	–
Retailing	46,968	43,513	446	3,009
Semiconductors & Semiconductor Equipment	32,756	32,756	–	–
Software & Services	102,873	96,975	5,898	–
Technology Hardware & Equipment	93,242	91,347	1,402	493
Telecommunication Services	2,615	1,021	1,594	–
Transportation	56,939	52,063	4,876	–
Utilities	11,254	11,254	–	–
Total	1,028,370	877,977	141,371	9,022
Exchange Traded Funds	212	212	–	–
Preferred Stocks ‡	5,666	5,172	494	–
Warrants ‡	–	–	–	–
Short-Term Investments	23,225	–	23,225	–
Total	$1,057,473	$883,361	$165,090	$9,022
Other Financial Instruments *	$378	$–	$378	$–

Liabilities:
Other Financial Instruments *	$172	$–	$172	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Common Stock	$7,517	$83	$1,579	*	$(157)	$—	$9,022
Total	$7,517	$83	$1,579		$(157)	$—	$9,022
_________________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $1,579.

6

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.5%
EQUITY FUNDS - 65.8%
17,346	The Hartford Capital Appreciation Fund,
	Class Y●		$555,752
33,096	The Hartford Dividend and Growth Fund,
	Class Y		556,012
	Total equity funds
	(cost $1,207,348)		$1,111,764

FIXED INCOME FUNDS - 33.7%
54,478	The Hartford Total Return Bond Fund,
	Class Y		$568,752
	Total fixed income funds
	(cost $554,326)		$568,752

	Total investments in affiliated investment
	companies
	(cost $1,761,674)		$1,680,516

	Total long-term investments
	(cost $1,761,674)		$1,680,516

	Total investments
	(cost $1,761,674) ▲	99.5%	$1,680,516
	Other assets and liabilities	0.5%	7,764
	Total net assets	100.0%	$1,688,280

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $1,768,548 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,426
Unrealized Depreciation	(102,458)
Net Unrealized Depreciation	$(88,032)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$1,680,516	$1,680,516	$–	–
Total	$1,680,516	$1,680,516	$–	–

1

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.3%
EQUITY FUNDS - 38.2%
674	The Hartford Capital Appreciation Fund,
	Class Y●	$21,601
431	The Hartford Capital Appreciation II Fund,
	Class Y●	5,007
1,101	The Hartford Disciplined Equity Fund,
	Class Y	12,229
222	The Hartford Dividend and Growth Fund,
	Class Y	3,722
470	The Hartford Equity Income Fund, Class Y	5,199
147	The Hartford Fundamental Growth Fund,
	Class Y	1,456
348	The Hartford Global Growth Fund, Class Y	4,658
183	The Hartford Global Research Fund, Class Y	1,514
198	The Hartford Growth Opportunities Fund,
	Class Y	4,454
561	The Hartford International Opportunities Fund,
	Class Y	7,288
455	The Hartford International Small Company
	Fund, Class Y	4,890
9	The Hartford MidCap Fund, Class Y●	163
107	The Hartford MidCap Growth Fund, Class Y●	870
152	The Hartford MidCap Value Fund, Class Y	1,444
195	The Hartford Select MidCap Value Fund,
	Class Y	1,620
269	The Hartford Select SmallCap Value Fund,
	Class Y	2,286
946	The Hartford Value Fund, Class Y	9,304
121	The Hartford Value Opportunities Fund,
	Class Y	1,367
	Total equity funds
	(cost $89,354)	$89,072

FIXED INCOME FUNDS - 60.1%
2,050	The Hartford Floating Rate Fund, Class Y	$17,569
1,585	The Hartford High Yield Fund, Class Y	11,097
2,443	The Hartford Income Fund, Class Y	23,551
2,533	The Hartford Inflation Plus Fund, Class Y	29,151
1,008	The Hartford Money Market Fund, Class Y	1,008
2,233	The Hartford Short Duration Fund, Class Y	21,664
438	The Hartford Strategic Income Fund, Class Y	3,874
3,093	The Hartford Total Return Bond Fund,
	Class Y	32,292
	Total fixed income funds
	(cost $137,392)	$140,206

	Total investments in affiliated investment
	companies
	(cost $226,746)	$229,278

EXCHANGE TRADED FUNDS - 1.3%
26	Powershares Emerging Markets Sovereign
	Debt Portfolio ETF		$651
26	SPDR DJ Wilshire International Real Estate
	ETF		877
33	SPDR DJ Wilshire REIT ETF		1,534

	Total exchange traded funds
	(cost $2,668)		$3,062

	Total long-term investments
	(cost $229,414)		$232,340

SHORT-TERM INVESTMENTS - 0.0%
4	State Street Bank Money Market Fund		$4

	Total short-term investments
	(cost $4)		$4

	Total investments
	(cost $229,418) ▲	99.6%	$232,344
	Other assets and liabilities	0.4%	880
	Total net assets	100.0%	$233,224

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $230,735 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,007
Unrealized Depreciation	(7,398)
Net Unrealized Appreciation	$1,609

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$229,278	$229,278	$–	$–
Exchange Traded Funds	3,062	3,062	–	–
Short-Term Investments	4	4	–	–
Total	$232,344	$232,344	$–	$–

2

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.9%
138	Ford Motor Co. ●	$1,496

	Banks - 5.2%
59	PNC Financial Services Group, Inc.	3,287
180	Wells Fargo & Co.	5,123
		8,410
	Capital Goods - 9.0%
22	3M Co.	1,731
15	Caterpillar, Inc.	773
20	Cooper Industries plc Class A	841
48	Dover Corp.	2,058
38	General Dynamics Corp.	2,554
16	Northrop Grumman Corp.	905
14	Parker-Hannifin Corp.	805
23	Precision Castparts Corp. Θ	2,421
11	Raytheon Co.	587
28	United Technologies Corp.	1,910
		14,585
	Commercial & Professional Services - 0.8%
24	Manpower, Inc. Ø	1,227

	Consumer Durables & Apparel - 0.5%
56	Newell Rubbermaid, Inc.	763

	Consumer Services - 1.5%
23	Apollo Group, Inc. Class A ●	1,369
10	ITT Educational Services, Inc. ●	988
		2,357
	Diversified Financials - 4.2%
27	Ameriprise Financial, Inc.	1,021
181	Bank of America Corp.	2,751
20	Goldman Sachs Group, Inc.	2,945
		6,717
	Energy - 9.2%
20	Baker Hughes, Inc.	915
19	Cabot Oil & Gas Corp. Ø	735
33	ConocoPhillips Holding Co.	1,565
34	Hess Corp.	1,971
79	Marathon Oil Corp.	2,358
87	Nabors Industries Ltd. ●Θ	1,933
31	National Oilwell Varco, Inc.	1,272
24	Occidental Petroleum Corp.	1,911
19	Peabody Energy Corp.	779
32	Ultra Petroleum Corp. ●	1,465
		14,904
	Food & Staples Retailing - 0.7%
32	Walgreen Co.	1,136

	Food, Beverage & Tobacco - 6.9%
136	Altria Group, Inc.	2,693
15	Archer Daniels Midland Co.	435
24	Dr. Pepper Snapple Group	669
21	Lorillard, Inc.	1,590
32	PepsiCo, Inc.	1,902
85	Philip Morris International, Inc.	3,850
		11,139
	Health Care Equipment & Services - 5.6%
27	McKesson Corp.	1,588
30	Medtronic, Inc.	1,300
59	St. Jude Medical, Inc. ●	2,207
70	UnitedHealth Group, Inc. Ø	2,307
25	Wellpoint, Inc. ●	1,599
		9,001
	Insurance - 5.0%
43	Allied World Assurance Holdings Ltd.	1,911
36	Axis Capital Holdings Ltd.	1,046
25	Everest Re Group Ltd.	2,135
83	Genworth Financial, Inc. ●Θ	1,153
17	Prudential Financial, Inc.	835
55	Unum Group	1,068
		8,148
	Materials - 0.7%
18	Freeport-McMoRan Copper & Gold, Inc. Ø	1,214

	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
38	Abbott Laboratories	1,985
59	Amgen, Inc. ●	3,444
87	Eli Lilly & Co.	3,066
108	Forest Laboratories, Inc. ●	3,201
41	Gilead Sciences, Inc. ●	1,994
27	Johnson & Johnson	1,685
110	Merck & Co., Inc.	4,205
105	Pfizer, Inc.	1,956
		21,536
	Real Estate - 0.9%
85	Annaly Capital Management, Inc.	1,476

	Retailing - 6.2%
15	Amazon.com, Inc. ●Θ	1,906
27	Best Buy Co., Inc.	1,004
32	Big Lots, Inc. ●	915
34	Expedia, Inc. ●Ø	732
135	Gap, Inc.	2,572
31	Nordstrom, Inc.	1,053
155	Office Depot, Inc. ●	880
26	TJX Cos., Inc.	1,000
		10,062
	Semiconductors & Semiconductor Equipment - 3.2%
28	Maxim Integrated Products, Inc.	483
129	ON Semiconductor Corp. ●	929
90	Texas Instruments, Inc.	2,018
72	Xilinx, Inc.	1,686
		5,116
	Software & Services - 10.1%
30	Accenture plc	1,221
22	BMC Software, Inc. ●	831
49	eBay, Inc. ●	1,126
5	Google, Inc. ●	2,488
3	Mastercard, Inc.	800

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 10.1% - (continued)
157	Microsoft Corp.	$4,427
128	Oracle Corp.	2,940
14	Sohu.com, Inc. ●	680
42	VeriSign, Inc. ●	957
45	Western Union Co.	825
		16,295
	Technology Hardware & Equipment - 7.3%
23	Apple, Inc. ●	4,399
81	Cisco Systems, Inc. ●	1,811
26	Hewlett-Packard Co.	1,219
20	IBM Corp.	2,436
18	Qualcomm, Inc.	690
83	Seagate Technology Ø	1,385
		11,940
	Telecommunication Services - 2.0%
128	AT&T, Inc.	3,257

	Utilities - 5.7%
36	Entergy Corp.	2,755
36	Exelon Corp.	1,647
34	FirstEnergy Corp.	1,474
7	PG&E Corp.	313
91	UGI Corp.	2,238
40	Xcel Energy, Inc.	837
		9,264
	Total common stocks
	(cost $152,803)	$160,043

	Total long-term investments
	(cost $152,803)	$160,043

SHORT-TERM INVESTMENTS - 0.5%

	Repurchase Agreements - 0.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $32,
	collateralized by FNMA 5.00%, 2033, value
	of $33)
$32	0.12%, 1/29/2010	$32
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $115,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $117)
115	0.12%, 1/29/2010	115
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $340,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $347)
340	0.12%, 1/29/2010	340
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $172,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $176)
$172	0.12%, 1/29/2010		$172
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $1)
1	0.09%, 1/29/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $188, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $191)
188	0.11%, 1/29/2010		188
			848
	Total short-term investments
	(cost $848)		$848

	Total investments
	(cost $153,651) ▲	99.5%	$160,891
	Other assets and liabilities	0.5%	834
	Total net assets	100.0%	$161,725

Note:
Percentage of investments as shown is the ratio of the total market  value to total net assets. Market value of investments in foreign  securities represents 0.4% of total net assets at January 31, 2010.  Foreign securities that are principally traded on certain foreign markets  are adjusted daily pursuant to a third party pricing service  methodology approved by the Board of Directors in order to reflect an  adjustment for factors occurring after the close of the foreign market  but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $154,002 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,679
Unrealized Depreciation	(13,790)
Net Unrealized Appreciation	$6,889

●	Currently non-income producing.

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Θ	At January 31, 2010, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Amazon.com, Inc.,
$140.00, Feb,
2010	13	$1	$4	$3
Genworth Financial,
Inc., $15.00, Mar,
2010	190	11	7	(4)
Nabors Industries Ltd.,
$28.00, Feb , 2010	102	–	6	6
Precision Castparts
Corp., $120.00,
Feb, 2010	30	–	4	4
		$12	$21	$9

* The number of contracts does not omit 000's.

Ø	At January 31, 2010, securities valued at $449 and cash of $442 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
Cabot Oil & Gas Corp.,
$40.00, Feb, 2010	40	$10	$4	$(6)
Expedia, Inc., $20.00,
Feb, 2010	74	4	2	(2)
Freeport-McMoRan
Copper & Gold,
Inc., $60.00, Mar,
2010	23	5	3	(2)
Manpower, Inc.,
$45.00, Mar, 2010	32	3	4	1
Seagate Technology,
$16.00, Feb, 2010	96	5	3	(2)
UnitedHealth Group,
Inc., $30.00, Mar,
2010	49	3	2	(1)
		$30	$18	$(12)

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2010
				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	6	Long	Mar 2010	$(10)

* The number of contracts does not omit 000's.

Cash of $27 was pledged as initial margin deposit for open futures contracts at January 31, 2010.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$160,043	$160,043	$–	$–
Short-Term Investments	848	–	848	–
Total	$160,891	$160,043	$848	$–
Other Financial Instruments *	$14	$14	$–	$–
Liabilities:
Other Financial Instruments *	$27	$27	$–	$–

‡ The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6%
	Australia - 1.9%
5	ABC Learning Centres Ltd. ⌂●†	$–
1	Aditya Birla Minerals Ltd.	1
1	Aquarius Platinum Ltd.	4
1	Ausdrill Ltd.	2
10	Beach Petroleum Ltd.	7
1	Biota Holdings Ltd.	2
9	Centamin Egypt Ltd. ●	15
1	Challenger Financial Services Group Ltd.	3
1	Coffey International Ltd.	2
8	Emeco Holdings Ltd.	5
–	Flight Centre Ltd.	4
8	Foster's Group Ltd.	35
3	Hastie Group Ltd.	4
2	iiNET Ltd.	4
2	IMF Australia Ltd.	3
9	Karoon Gas Australia Ltd. ●	55
1	McPherson's Ltd.	2
1	Orica Ltd.	17
18	Pacific Brands Ltd.	17
4	Paladin Energy Ltd. ●	13
3	Panoramic Resources Ltd.	5
4	Photon Group Ltd.	4
7	PMP Ltd.	5
1	Premier Investments Ltd.	6
16	Qantas Airways Ltd.	39
4	Resolute Mining Ltd. ●	3
14	Sigma Pharmaceuticals Ltd.	11
2	Straits Resources Ltd.	3
6	STW Communications Group Ltd.	4
18	Toll Holdings Ltd.	139
		414
	Austria - 0.5%
–	BWIN Interactive Entertainment ●	12
2	OMV AG	71
–	Semperit AG Holding	2
2	WDS Ltd.	2
		87
	Belgium - 1.8%
–	AGFA Gevaert N.V.	3
1	Delhaize-Le Lion S.A.	78
–	D'ieteren S.A.	11
4	Fortis	13
57	Hansen Transmissions ●	81
–	Kinepolis	6
–	Nyrstar N.V.	7
3	UCB S.A.	116
–	Umicore	9
		324
	Brazil - 3.3%
5	Banco do Estado do Rio Grande do Sul S.A.	31
2	BM & F Bovespa S.A.	13
1	Cetip S.A. - Balcao Organizado	6
1	Cia Brasileira de Meios de Pagamentos	11
2	Companhia Energetica de Minas Gerais	28
6	Companhia Energetica de Minas Gerais ADR	102
1	Cyrela Brazil Realty S.A.	10
1	EDP - Energias do Brasil S.A.	21
2	Hypermarcas S.A. ●	23
10	Itau Unibanco Banco Multiplo S.A. ADR	193
1	Lojas Renner S.A.	11
1	Perdigao S.A.	31
1	Petroleo Brasileiro S.A. ADR	35
–	Tam S.A.	6
1	Tele Norte Leste Participacoes S.A. ADR	23
1	Vale S.A. - SP ADR	28
–	Vivo Participacoes S.A.	7
		579
	Canada - 3.9%
–	AGF Management Ltd.	6
1	Agrium U.S., Inc.	34
–	Alimentation Couche-Tard, Inc. Class B	9
–	Artis Real Estate Investment Trust	3
2	Barrick Gold Corp.	78
–	Canaccord Capital, Inc.	2
–	Canadian Western Bank	7
–	Canam Group, Inc.	3
1	Capstone Mining Corp. ●	1
1	Cascades, Inc.	9
1	Celestica, Inc. ●	10
–	Centerra Gold, Inc. ●	4
–	Dundee Real Estate Investment Trust	8
–	DundeeWealth, Inc.	6
–	Equitable Group, Inc.	4
–	Flint Energy Services Ltd. ●	3
–	Garda World Security Co. ●	3
–	Gluskin Sheff Associates, Inc.	3
–	Grande Cache Coal Corp. ●	2
12	High River Gold Mines Ltd. ●	8
–	Home Capital Group, Inc.	14
4	Ivanhoe Mines Ltd. ●	50
1	Kinross Gold Corp.	8
–	Laurentian Bank of Canada	11
–	Linamar Corp.	2
1	Magna International, Inc.	71
3	Methanex Corp.	67
–	MOSAID Technologies, Inc.	2
–	Mullen Group Ltd.	4
–	Newalta, Inc.	4
2	Northgate Minerals Corp. ●	4
1	Pacific Rubiales Energy Corp. ●	10
1	Pinetree Capital Ltd. ●	2
1	Potash Corp. of Saskatchewan, Inc.	65
–	Primaris Retail Real Estate Investment Trust	5
1	Research In Motion Ltd. ●	39
–	ShawCor Ltd.	8
–	Sierra Wireless, Inc. ●	2
–	Sino Forest Corp. ■●	4
3	Sino Forest Corp. ●	43
1	Teck Cominco Ltd. Class B ●	39
–	The Churchill Corp. ●	7
1	Total Energy Services	4
1	Western Coal Corp. ●	2
–	Winpak Ltd.	3
		673
	Chile - 0.0%
–	Enersis S.A. ADS- Electric Utility CHILE	6

	China - 2.1%
3	Angang Steel Co. Ltd.	5
–	Baidu, Inc. ADR ●	37

1

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	China - 2.1% - (continued)
15	China Construction Bank	$12
4	China Life Insurance Co., Ltd.	18
4	China Merchants Bank Co., Ltd.	10
5	China Pacific Insurance ●	17
–	China Petroleum & Chemical Corp. ADR	12
3	China Shenhua Energy Co., Ltd.	13
9	China Shipping Development	15
1	Ctrip.com International Ltd. ADR ●	33
30	Jiangsu Express Co., Ltd.	27
7	Parkson Retail Group Ltd.	11
61	PetroChina Co., Ltd.	68
–	PetroChina Co., Ltd. ADR	41
2	Tencent Holdings Ltd.	30
3	ZTE Corp.	15
		364
	Denmark - 0.2%
1	DSV A/S	21
–	Vestas Wind Systems A/S ●	21
		42
	Egypt - 0.2%
3	Egyptian Financial Group	15
–	Orascom Construction	16
		31
	Finland - 0.3%
–	HKScan OYJ	4
1	Nokia Oyj	10
–	Raisio plc	2
1	Tietoenator Oyj	11
1	Yit Oyj	14
		41
	France - 8.0%
1	Accor S.A.	38
–	Arkema	7
2	BNP Paribas	110
–	Boiron	10
–	Bollore	6
1	Carrefour S.A.	46
–	Cegereal	3
–	CFAO ●	12
1	Cie Generale d'Optique Essilor International
	S.A.	34
–	Credit Industriel et Commercial	10
1	Electricite de France	36
–	Esso Ste. Anonyme Francaise	6
–	Fonciere des Murs	2
–	Fonciere des Regions	4
1	Gaz de France	55
–	Gecina S.A.	2
4	Groupe Danone	225
1	Groupe Eurotunnel S.A.	9
–	Nexans S.A.	9
–	Nexity	10
3	Peugeot S.A.	102
1	Pinault-Printemps-Redoute S.A.	122
1	Publicis Groupe	33
–	Rallye S.A.	5
2	Renault S.A.	91
1	Rhodia S.A.	14
2	Safran S.A.	48
–	Sanofi-Aventis S.A.	36
–	Sartorius Stedium Biotech	2
1	Schneider Electric S.A.	54
–	SEB S.A.	19
–	Sequana	2
–	Societe BiC S.A.	10
–	Unibail-Rodamco SE	101
1	Valeo S.A.	27
–	Vallourec	56
1	Vinci S.A.	30
		1,386
	Gabon - 0.0%
–	Total Gabon	7

	Germany - 6.4%
–	Aareal Bank AG	5
–	Adidas-Salomon AG	7
1	BASF SE	51
1	Bayer AG	36
–	Beiersdorf AG	19
–	Biotest AG	3
–	CeWe Color Holdings	2
4	Daimler AG	175
1	Deutsche Boerse AG	54
1	Deutsche Lufthansa AG	19
2	Deutsche Post AG	35
–	DIC Asset AG	4
–	Draegerwerk AG & Co.	4
–	Drillisch AG	2
2	E.On AG	77
1	Gagfah S.A.	5
–	Hannover Rueckversicherung AG	17
2	HeidelbergCement AG	146
1	Hochtief AG	53
2	Infineon Technologies AG ●	13
–	Linde AG	37
1	Metro AG	44
–	MTU Aero Engines Holdings AG	15
–	Muenchener Rueckversicherungs NPV	34
4	Qiagen N.V. ●	86
–	Rheinmetall AG	3
1	SAP AG	36
2	Siemens AG	163
–	Software AG	3
1	ThyssenKrupp AG	28
–	TIPP24 AG	3
		1,179
	Greece - 0.2%
–	Alpha Bank A.E.	–
–	Folli-Follie S.A.	2
2	Public Power Corp.	39
		41
	Hong Kong - 3.0%
25	Anta Sports Products Ltd.	33
4	ASM Pacific Technology	30
46	BOC Hong Kong Holdings Ltd.	96
5	Cathay Pacific Airways Ltd.	8
46	Champion Technology Holdings Ltd.	2
2	China Mobile Ltd.	15
15	China Shanshui Cement Group	9
3	Chow Sang Sang Holdings	3

2

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Hong Kong - 3.0% - (continued)
7	Cosco Pacific Ltd.	$10
6	Dah Chong Hong Holdings Ltd.	3
11	Esprit Holdings Ltd.	74
8	Geely Automobile Holdings Ltd.	4
28	Get Nice Holdings Ltd.	2
27	GOME Electrical Appliances Holdings Ltd.	9
2	Great Eagle Holdings Ltd.	6
4	Hengan International Group Co., Ltd.	27
3	Hopson Development Holdings Ltd.	4
33	Huabao International Holdings Ltd.	34
19	Hutchison Telecommunications International
	Ltd. ●	5
11	Legend Holdings Ltd.	8
11	Li & Fung Ltd.	49
12	New World China Land Ltd.	3
9	Noble Group Ltd.	18
19	Pacific Andes International Holdings Ltd.	4
5	Pacific Textiles Holdings Ltd.	3
1	RCG Holdings Ltd. ●	2
7	Shangri-La Asia Ltd.	12
22	Sinolink Worldwide Holdings	4
13	Skyworth Digital Holdings Ltd.	12
–	SouthGobi Energy Resources ●	2
1	Sun Hung Kai Properties Ltd.	16
7	Varitronix International Ltd.	2
–	Vtech Holdings Ltd.	4
6	Xinao Gas Holdings Ltd.	14
7	Xingda International Holdings	3
		530
	Hungary - 0.1%
–	Gedeon Richter plc	10

	India - 2.0%
1	Canara Bank Ltd.	5
1	Crompton Greaves Ltd.	5
4	Dabur India Ltd.	14
–	Educomp Solutions Ltd.	6
1	HDFC Bank Ltd. ADR	86
2	Indiabulls Real Estate Ltd.	8
3	Infrastructure Development Finance Co., Ltd.	10
–	Mahindra & Mahindra Ltd.	4
1	Piramal Healthcare Ltd.	11
5	Reliance Industries Ltd.	116
1	Reliance Industries Ltd. GDR ■	58
1	Tata Consultancy Services	12
1	Tata Motors Ltd.	13
–	United Spirits Ltd.	10
		358
	Indonesia - 0.1%
26	Bank Mandiri TBK	13

	Ireland - 0.7%
3	Allied Irish Banks plc	5
1	CRH plc	27
1	DCC plc	19
6	Elan Corp. plc ADR ●	44
5	Experian plc	43
1	Greencore Group plc	2
–	SkillSoft plc ADR ●	5
1	Smurfit Kappa Group plc	7
5	Total Produce plc	3
1	United Drug plc	2
		157
	Israel - 1.2%
5	Bezeq Israeli Telecommunication Corp., Ltd.	14
3	Teva Pharmaceutical Industries Ltd. ADR	196
		210
	Italy - 2.3%
1	Autostrada Torino-Milano S.p.A.	8
5	Bulgari S.p.A.	37
–	Buzzi Unicem S.p.A.	6
1	Eni S.p.A.	34
–	Esprinet S.p.A.	2
–	Finmeccanica S.p.A.	6
20	Intesa Sanpaolo	75
6	Iride S.p.A.	11
–	Italcementi S.p.A.	5
4	Parmalat S.p.A.	11
2	Recordati S.p.A.	14
45	Saras S.p.A.	126
15	Seat Pagine Gialle	3
2	Sias S.p.A.	16
60	Telecom Italia S.p.A.	69
		423
	Japan - 13.8%
–	Accordia Golf Co., Ltd.	2
3	AEON Co., Ltd.	27
1	Aichi Machine Industry Co., Ltd.	3
1	Aisan Industry Co., Ltd.	5
1	Aloka Co., Ltd.	4
–	Alpen Co.	3
–	Aoki Holdings, Inc.	2
1	Aoyama Trading Co., Ltd.	9
–	Arakawa Chemical Industrial Ltd.	2
1	Arnest One Corp.	6
–	C Uyemura & Co., Ltd.	2
–	Canon Finetech, Inc.	5
1	Canon, Inc.	35
–	Cawachi Ltd.	4
–	Chiyoda Co., Ltd.	5
–	Chubu Shiryo Co., Ltd.	3
–	Chudenko Corp.	3
–	Chugoku Marine Paints Ltd.	3
1	Circle K Sunkus Co., Ltd.	15
1	COMSYS Holdings Corp.	10
–	DA Office Investment Corp.	6
5	Daiichi Sankyo Co., Ltd.	106
1	Daiichikosho Co., Ltd.	8
–	Daito Trust Construction Co., Ltd.	14
1	DCM Japan Holdings Co., Ltd.	8
–	DTS Corp.	2
1	East Japan Railway Co.	34
–	Edion Corp.	5
3	Eisai Co., Ltd.	104
1	Futaba Corp.	16
1	Godo Steel Ltd.	3
–	Heiwa Corp.	5
19	Hino Motors Ltd.	72
–	Hitachi Medical Corp.	4
1	Hogy Medical Co., Ltd.	29

3

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Japan - 13.8% - (continued)
2	Honda Motor Co., Ltd.	$61
–	Hosiden Corp.	3
–	Hudson Soft Co., Ltd.	2
1	Izumiya Co., Ltd.	5
2	Jaccs Co., Ltd.	4
–	Japan Hotel and Resort, Inc.	3
–	Japan Retail Fund Investment	5
–	Japan Tobacco, Inc.	97
–	JFE Holdings, Inc.	14
–	Kagoshima Bank Ltd.	4
–	Kenedix Realty Investment Corp.	3
–	Kojima Co., Ltd.	2
4	Komatsu Ltd.	78
–	Kyocera Corp.	27
–	Kyoei Steel Ltd.	2
–	Kyowa Exeo Corp.	3
1	Maeda Road Construction Co., Ltd.	4
1	Marui Co., Ltd.	4
–	MID REIT, Inc.	2
–	Mimasu Semiconductor Industry Co., Ltd.	4
2	Mitsubishi Corp.	46
55	Mitsubishi UFJ Financial Group, Inc.	285
13	Mitsui & Co., Ltd.	190
13	Mitsui O.S.K. Lines Ltd.	82
1	Nabtesco Corp.	12
–	NEC Mobiling Ltd.	2
4	Nikon Corp.	81
1	Nippo Corp.	6
–	Nippon Residential	2
–	Nippon Seiki Co., Ltd.	3
7	Nippon Steel Corp.	25
4	Nippon Yusen	14
1	Nishimatsu Construction Co., Ltd.	2
–	Nissan Shatai Co., Ltd.	4
1	Nittetsu Mining Co., Ltd.	4
–	Noevir	2
2	Nok Corp.	33
4	Nomura Holdings, Inc.	31
1	Noritsu Koki Co., Ltd.	4
1	Oita Bank Ltd.	2
–	Osaka Securities Exchange Co., Ltd.	22
2	Panasonic Corp.	36
4	Penta-Ocean Construction Co.	4
–	Rakuten, Inc.	27
–	Ricoh Leasing Co., Ltd.	4
–	Round One Corp.	3
–	Ryohin Keikaku Co., Ltd.	4
–	Ryosan Co., Ltd.	2
–	Ryoyo Electro Corp.	2
1	San-In Godo Bank Ltd.	5
1	Sanki Engineering Co., Ltd.	4
–	Sanyo Special Steel Co., Ltd.	2
2	Seino Holdings Corp.	15
–	Shimachu Co., Ltd.	4
1	Shin-Etsu Chemical Co., Ltd.	42
6	Shionogi & Co., Ltd.	115
1	Sintokogio Ltd.	5
2	Softbank Corp.	50
2	Sony Corp.	52
39	Sumitomo Metal Industries	108
3	Sumitomo Mitsui Financial Group, Inc.	90
1	T&D Holdings, Inc.	22
–	Tenma Corp.	5
2	The Daiei, Inc. ●	7
–	The Okinawa Electric Power Co., Inc.	12
2	The Toho Bank Ltd.	6
2	Toagosei Co., Ltd.	8
–	Tohokushinsha Film Corp.	2
–	Tokai Rika Co., Ltd.	9
12	Tokyo Gas Co., Ltd.	49
1	Tokyo Steel Manufacturing Co., Ltd.	14
–	Topre Corp.	2
–	Torii Pharmaceutical Co., Ltd.	5
6	Toshiba Corp.	30
2	Toshiba TEC Corp.	8
1	Toyo Kohan Co., Ltd.	4
–	TV Asahi Corp.	6
–	Unipres Corp.	6
–	Warabeya Nichiyo Co., Ltd.	4
1	Yamada Denki Co., Ltd.	47
4	Yamaha Motor Co., Ltd.	48
2	Yodogawa Steel Works Ltd.	6
–	Yonekyu Corp.	4
		2,621
	Jersey - 0.1%
–	Rangold Resources Ltd.	11

	Luxembourg - 0.6%
–	ArcelorMittal	15
8	Colt Telecom Group S.A. ●	15
1	Evraz Group S.A.	39
1	Millicom International Cellular S.A.	43
–	Ternium S.A. ADR	5
		117
	Malaysia - 0.3%
33	Air Asia BHD ●	13
7	Genting Berhad	14
12	PLUS Expressways Berhad	11
		38
	Mexico - 0.2%
–	America Movil S.A. de C.V. ADR	18
8	Cemex S.A. CPO ●	7
–	Cemex S.A. de C.V. ADR ●	1
1	Grupo Mexico SAB de CV	3
3	Wal-Mart de Mexico	12
		41
	Netherlands - 4.7%
–	Accell Group	4
8	AerCap Holdings N.V. ●	74
–	BinckBank N.V.	3
–	CSM N.V.	9
3	Heineken N.V.	167
9	ING Groep N.V.	87
7	Koninklijke (Royal) KPN N.V.	114
3	Koninklijke Philips Electronics N.V.	100
–	OPG Groep N.V.	4
3	Plaza Centers N.V.	5
–	Qiagen N.V. ●	9
5	SBM Offshore N.V.	96
2	TNT N.V.	49

4

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Netherlands - 4.7% - (continued)
–	TomTom N.V. ●	$2
5	Unilever N.V. CVA	143
–	Unit 4 Agresso N.V. ●	7
–	Vastned Offices	5
		878
	New Zealand - 0.0%
1	Nuplex Industries Ltd.	3

	Norway - 0.6%
3	Aker Kvaerner	39
–	Atea ASA	3
–	Bonheur ASA	2
2	Norwegian Property ASA	5
1	Songa Offshore SE ●	6
–	Sparebanken Midt-Norge	4
4	Telenor ASA	56
–	TGS Nopec Geophysical Co. ASA ●	6
		121
	Peru - 0.0%
–	Compania De Minas Buenaventur ADR	10

	Poland - 0.1%
–	Bank Pekao S.A.	11

	Russia - 1.7%
10	OAO Gazprom Class S ADR	238
2	OAO Rosneft Oil Co. §	15
–	Uralkali §	9
3	Vimpel-Communications ADR	45
		307
	Singapore - 0.8%
17	Capitacommercial Trust	13
21	CapitaLand Retail Ltd. ●	34
5	Hi-P International Ltd.	2
20	Olam International Ltd.	34
9	Oversea-Chinese Banking Corp., Ltd.	53
		136
	South Africa - 1.0%
–	AngloGold Ltd. ADR	13
1	Aspen Pharmacare Holdings Ltd.	12
2	Barloworld Ltd.	11
–	Impala Platinum Holdings Ltd.	11
1	Imperial Holdings Ltd.	10
5	MTN Group Ltd.	68
–	Naspers Ltd.	8
–	Sasol Ltd.	15
		148
	South Korea - 1.6%
–	Asia Cement Co., Ltd. ●	3
–	Busan Bank ●	3
–	CJ Corp. ●	11
–	Daegu Bank ●	2
–	Daehan Flour Mills Co., Ltd. ●	3
–	Daesang Corp. ●	2
1	Daewoo Heavy Industries & Machinery Ltd. ●	11
1	Dongbu Hitek Co., Ltd. ●	3
1	Dongyang Mechatronics Corp. ●	3
–	Handsome Co., Ltd. ●	4
–	Hanmi Pharm Co., Ltd. ●	7
1	Hansol Paper Co., Ltd. ●	5
1	Hanwha Chemical Corp. ●	7
–	Hyundai Hysco ●	3
–	Intops Co., Ltd. ●	3
–	Jeonbuk Bank	2
–	Kolon Industries, Inc. ⌂†	3
–	Korea Kumho Petrochemical Co., Ltd. ●	2
–	Korea Telecom Corp. ●	13
–	LG Electronics, Inc. ●	15
1	LG Telecom Ltd. ●	6
–	Meritz Fire & Marine Insurance	3
1	ON*Media Corp. ●	3
–	Pacific Corp. ●	2
1	Posco ADR	113
–	Samsung Card Co., Ltd.	5
–	Samsung Electronics Co., Ltd.	59
–	Shinhan Financial Group Co., Ltd. ●	5
–	Sungwoo Hitech Co., Ltd. ●	4
		305
	Spain - 3.1%
–	Aguas de Barcelona	5
13	Banco Santander Central Hispano S.A.	190
–	Construcciones y Auxiliar de	6
–	Corp Financiera Alba	19
2	Iberdrola S.A.	14
1	Laboratorios Almiral S.A.	14
–	Miquel y Costas & Miquel S.A.	3
–	Obrascon Huarte Lain S.A.	7
1	Promotora de Informaciones S.A. (Prisa)	3
–	Prosegur Compania de Seguridad S.A.	5
4	Red Electrica Corporacion S.A.	188
6	Telefonica S.A.	149
		603
	Sweden - 0.4%
–	AF Ab Class B	2
1	Assa Abloy Ab	15
–	Billerud	2
1	Boliden Ab	12
1	Bure Equity Ab	5
–	Hexpol Ab ●	4
1	Investment Ab Latour	12
–	NCC Ab Class B	7
		59
	Switzerland - 6.5%
2	ABB Ltd.	29
–	Actelion Ltd. ●	9
1	Adecco S.A.	78
1	Bank Sarasin & Cie AG ●	20
–	Basellandschaftliche Kantonalbank	12
–	Clariant AG ●	5
1	Credit Suisse Group AG	34
–	Forbo Holding AG	3
3	Julius Baer Group Ltd.	110
–	Kardex	4
1	Kuehne & Nagel International AG	81
2	Nestle S.A.	78
1	Novartis AG	38
1	Panalpina Welttransport Holding AG	48
1	Roche Holding AG	153
–	Schindler Holding-Part Certificates	25

5

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Switzerland - 6.5% - (continued)
–	Siegfried Holding AG	$2
–	Sonova Holding AG	23
–	Swatch Group AG	66
–	Swiss Life Holding AG	17
–	Synthes, Inc.	13
3	Temenos Group AG ●	76
11	UBS AG	146
–	Zurich Financial Services AG	93
		1,163
	Taiwan - 2.6%
18	Acer, Inc.	51
11	Advanced Semiconductor Engineering, Inc.	9
13	Chinatrust Financial Holding Co., Ltd.	7
18	Delta Electronics, Inc.	53
3	High Technology Computer Corp.	29
6	Hon Hai Precision Industry Co., Ltd.	23
4	Hon Hai Precision Industry Co., Ltd. GDR ■	32
5	MediaTek, Inc.	81
4	RichTek Technology Corp.	39
20	Synnex Technology International Corp.	41
8	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	85
21	WPG Holdings Co., Ltd.	32
16	Yuanta Financial Holding Co.	10
		492
	Thailand - 0.6%
7	Bangkok Bank plc	24
98	Bank of Ayudhya plc	58
56	IRPC plc	7
5	Kasikornbank Public Co., Ltd.	13
2	PTT Chemical PCL	6
		108
	Turkey - 0.6%
5	Turkcell Iletisim Hizmetleri A.S.	37
2	Turkcell Iletisim Hizmetleri A.S. ADR	33
9	Turkiye Garanti Bankasi A.S.	38
1	Turkiye Is Bankasi (Isbank)	4
		112
	United Kingdom - 18.2%
6	Admiral Group plc	115
5	Antofagasta	69
25	Arm Holdings plc	78
3	AstraZeneca plc	124
2	AstraZeneca plc ADR	112
2	Autonomy Corp. plc ●	43
5	BAE Systems plc	26
25	Barclays Bank plc	108
1	Barratt Developments plc	3
10	BG Group plc	191
1	BHP Billiton plc	35
8	BP plc	76
2	BP plc ADR	101
15	Brit Insurance Holdings N.V.	45
6	British Airways plc	19
6	British American Tobacco plc	188
5	Burberry Group plc	54
8	Carphone Warehouse Group plc	24
5	Catlin Group Ltd.	27
–	Clarkson plc	3
7	Compass Group plc	48
1	Computacenter plc	7
3	Croda International plc	38
1	CSR plc ●	4
2	Davis Service Group plc	14
–	Dechra Pharmaceuticals plc	4
1	Diploma plc	2
8	easyJet plc ●	49
2	Enterprise Inns plc	4
1	Hilton Food Group Ltd.	3
–	Homeserve plc	2
26	HSBC Holding plc	275
2	ICAP plc	11
4	Imperial Tobacco Group plc	143
19	Innovation Group plc	4
2	Investec plc	12
11	Lancashire Holdings Ltd.	79
33	Logica plc	62
–	London Stock Exchange Group	2
10	Management Consulting Group plc	3
13	Marks & Spencer Group plc	74
2	McBride plc	6
6	Meggitt plc	25
2	Melrose plc	6
1	Micro Focus International	5
1	Millennium & Copthorne Hotels plc	4
2	Mitie Group plc	6
–	Next plc	15
3	Paragon Group Companies plc	8
3	Persimmon plc	23
1	Petrofac Ltd.	16
26	Premier Foods plc	13
2	Punch Taverns plc	3
4	PureCircle Ltd. ●	14
2	Reckitt Benckiser Group plc	119
34	Resolution plc ●	43
16	Rexam plc	77
3	Rio Tinto plc	148
–	Robert Wiseman Dairies plc	2
2	ROK plc	2
8	Rolls-Royce Group plc	62
1	RPC Group plc	2
4	Senior plc	5
3	Spice plc	2
9	Standard Chartered plc	202
1	Tate & Lyle plc	8
17	Thomas Cook Group plc	60
–	Travis Perkins plc	4
–	Vedanta Resources plc	3
1	WS Atkins plc	8
11	Xstrata plc	176
7	Yell Group plc ●	4
		3,352
	United States - 0.9%
–	Aegean Marine Petroleum Network	6
1	Cental Euro Distribution Corp. ●	29
–	Central European Media Enterprises Ltd. ●	10
–	Cott Corp. ●	3
1	Netease.com, Inc. ●	34
1	Noble Corp.	23
1	Omega Navigation Enterprises	4

6

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	United States - 0.9% - (continued)
1	Open Text Corp. ●	$39
		148
	Total common stocks
	(cost $17,417)	$17,659

PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
–	CIA Paranaense de Energie	$9

	Germany - 0.0%
–	Prosieben Sat.1 Media AG	6

	Total preferred stocks
	(cost $12)	$15

WARRANTS - 0.0%
	France - 0.0%
–	Fonciere Des Regions Warrant CW10	$–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.8%
	United States - 0.8%
2	iShares MSCI EAFE Index Fund	$122
1	SPDR S&P International Small Cap	27
–	Vanguard Emerging Markets ETF	5

	Total exchange traded funds
	(cost $164)	$154

	Total long-term investments
	(cost $17,593)	$17,828

SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $24,
	collateralized by FNMA 5.00%, 2033, value
	of $25)
$24	0.12%, 1/29/2010	$24
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $87,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $88)
87	0.12%, 1/29/2010	87
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $256,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNMA 5.50% - 7.00%, 2019 - 2039,
	value of $261)
256	0.12%, 1/29/2010	256
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $129,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $132)
129	0.12%, 1/29/2010		129
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $1)
1	0.09%, 1/29/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $141, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $144)
141	0.11%, 1/29/2010		141
			638
	Total short-term investments
	(cost $638)		$638

	Total investments
	(cost $18,231) ▲	101.0%	$18,466
	Other assets and liabilities	(1.0)%	(185)
	Total net assets	100.0%	$18,281

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.8% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $19,354 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,032
Unrealized Depreciation	(1,920)
Net Unrealized Depreciation	$(888)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $3, which represents 0.02% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

7

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $94, which represents 0.51% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $24 or 0.13% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2008	5	ABC Learning Centres Ltd.	$5
10/2008	–	Kolon Industries, Inc.	1

The aggregate value of these securities at January 31, 2010 was $3  which represents 0.02% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$28	$29	02/01/10	$(1)
Australian Dollar (Buy)	4	4	02/02/10	–
British Pound (Sell)	24	24	02/01/10	–
British Pound (Buy)	88	89	02/02/10	(1)
Canadian Dollar (Buy)	12	12	02/02/10	–
Danish Krone (Sell)	–	–	02/02/10	–
Euro (Sell)	19	19	02/01/10	–
Euro (Sell)	2	2	02/02/10	–
Euro (Buy)	42	42	02/01/10	–
Euro (Buy)	104	104	02/02/10	–
Euro (Sell)	20	20	02/03/10	–
Hong Kong Dollar (Buy)	10	10	02/02/10	–
Japanese Yen (Buy)	45	45	02/01/10	–
Japanese Yen (Buy)	16	16	02/02/10	–
Japanese Yen (Buy)	27	27	02/03/10	–
Mexican Peso (Buy)	3	3	02/03/10	–
Norwegian Krone (Buy)	3	3	02/02/10	–
South African Rand (Sell)	4	4	02/05/10	–
South African Rand (Buy)	3	3	02/04/10	–
Swedish Krona (Sell)	4	4	02/01/10	–
Swiss Franc (Sell)	4	4	02/01/10	–
Swiss Franc (Sell)	8	8	02/02/10	–
Swiss Franc (Buy)	37	38	02/01/10	(1)
Swiss Franc (Buy)	21	21	02/02/10	–
Turkish New Lira (Buy)	5	5	02/02/10	–
Turkish New Lira (Buy)	2	2	02/01/10	–
				$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Currency Concentration on Securities at January 31, 2010
Percentage of
Description	Net Assets
Australian Dollar	1.8%
Brazilian Real	1.2
British Pound	18.0
Canadian Dollar	2.6
Danish Kroner	0.2
Egyptian Pound	0.2
Euro	26.8
Hong Kong Dollar	4.3
Hungarian Forint	0.1
Indian Rupee	1.2
Indonesian New Rupiah	0.1
Israeli New Shekel	0.1
Japanese Yen	13.8
Malaysian Ringgit	0.3
Mexican Peso	0.1
New Zealand Dollar	0.0
Norwegian Krone	0.6
Polish New Zloty	0.1
Republic of Korea Won	1.0
Singapore Dollar	0.9
South African Rand	0.9
Swedish Krona	0.4
Swiss Franc	6.5
Taiwanese Dollar	1.9
Thai Bhat	0.6
Turkish New Lira	0.4
United States Dollar	16.9
Other Assets and Liabilities	(1.0)
Total	100.0%

8

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	3.7%
Banks (Financials)	11.5
Capital Goods (Industrials)	8.4
Commercial & Professional Services (Industrials)	1.0
Consumer Durables & Apparel (Consumer
Discretionary)	2.7
Consumer Services (Consumer Discretionary)	1.3
Diversified Financials (Financials)	3.7
Energy (Energy)	8.2
Food & Staples Retailing (Consumer Staples)	1.5
Food, Beverage & Tobacco (Consumer Staples)	6.7
Health Care Equipment & Services (Health Care)	0.7
Household & Personal Products (Consumer Staples)	1.2
Insurance (Financials)	3.0
Materials (Materials)	10.8
Media (Consumer Discretionary)	0.5
Other Investment Pools and Funds (Financials)	0.8
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	7.5
Real Estate (Financials)	1.5
Retailing (Consumer Discretionary)	3.2
Semiconductors & Semiconductor Equipment
(Information Technology)	2.2
Software & Services (Information Technology)	2.4
Technology Hardware & Equipment (Information
Technology)	2.6
Telecommunication Services (Services)	4.3
Transportation (Industrials)	4.3
Utilities (Utilities)	3.8
Short-Term Investments	3.5
Other Assets and Liabilities	(1.0)
Total	100.0%

9

The Hartford Diversified International Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$659	$73	$586	$–
Banks	2,098	540	1,558	–
Capital Goods	1,533	162	1,371	–
Commercial & Professional Services	189	7	182	–
Consumer Durables & Apparel	493	10	483	–
Consumer Services	246	36	210	–
Diversified Financials	662	148	514	–
Energy	1,494	565	929	–
Food & Staples Retailing	282	24	258	–
Food, Beverage & Tobacco	1,237	77	1,160	–
Health Care Equipment & Services	133	–	133	–
Household & Personal Products	212	23	189	–
Insurance	543	17	526	–
Materials	1,985	680	1,302	3
Media	94	10	84	–
Pharmaceuticals, Biotechnology & Life Sciences	1,378	361	1,017	–
Real Estate	275	53	222	–
Retailing	578	23	555	–
Semiconductors & Semiconductor Equipment	406	87	319	–
Software & Services	431	126	305	–
Technology Hardware & Equipment	472	83	389	–
Telecommunication Services	786	169	617	–
Transportation	782	15	767	–
Utilities	691	157	534	–
Total	17,659	3,446	14,210	3
Exchange Traded Funds	154	154	–	–
Preferred Stocks ‡	15	9	6	–
Warrants ‡	–	–	–	–
Short-Term Investments	638	–	638	–
Total	$18,466	$3,609	$14,854	$3
Other Financial Instruments *	$–	$–	$–	$–

Liabilities:
Other Financial Instruments *	$3	$–	$3	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Common Stock	$—	$1	$—	*	$(2)	$4	$3
Total	$—	$1	$—		$(2)	$4	$3

* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $—.

10

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6%
	Automobiles & Components - 0.5%
753	Honda Motor Co., Ltd. ADR	$25,544
	Banks - 4.7%
841	PNC Financial Services Group, Inc.	46,633
1,693	US Bancorp	42,451
1,714	Washington Mutual, Inc. Private Placement
	⌂●†	290
4,948	Wells Fargo & Co.	140,685
		230,059
	Capital Goods - 9.8%
380	Caterpillar, Inc.	19,830
1,386	Deere & Co.	69,211
683	General Dynamics Corp.	45,639
2,573	General Electric Co.	41,366
1,264	Honeywell International, Inc.	48,822
623	Illinois Tool Works, Inc.	27,169
709	Lockheed Martin Corp.	52,864
675	Northrop Grumman Corp.	38,188
741	Parker-Hannifin Corp.	41,452
1,212	Pentair, Inc.	37,005
620	Siemens AG ADR	55,203
		476,749
	Commercial & Professional Services - 1.1%
1,599	Waste Management, Inc.	51,251

	Diversified Financials - 6.0%
1,148	Ameriprise Financial, Inc.	43,896
3,911	Bank of America Corp.	59,370
153	Goldman Sachs Group, Inc.	22,784
2,321	JP Morgan Chase & Co.	90,395
500	Morgan Stanley	13,379
549	State Street Corp.	23,542
2,762	UBS AG ADR	35,938
		289,304
	Energy - 15.2%
1,276	Anadarko Petroleum Corp.	81,377
1,314	Baker Hughes, Inc.	59,502
1,125	BP plc ADR	63,129
1,120	Cenovus Energy, Inc.	25,917
2,135	Chevron Corp.	153,962
842	ConocoPhillips Holding Co.	40,416
947	EnCana Corp. ADR	28,969
1,591	Exxon Mobil Corp.	102,509
1,938	Marathon Oil Corp.	57,772
1,802	Total S.A. ADR	103,754
519	XTO Energy, Inc.	23,146
		740,453
	Food & Staples Retailing - 2.4%
949	CVS/Caremark Corp.	30,726
1,622	Wal-Mart Stores, Inc.	86,658
		117,384
	Food, Beverage & Tobacco - 4.1%
1,129	Nestle S.A. ADR	53,634
1,126	PepsiCo, Inc.	67,132
1,344	Philip Morris International, Inc.	61,184
480	Unilever N.V. NY Shares ADR	14,669
		196,619
	Health Care Equipment & Services - 3.5%
972	Cardinal Health, Inc.	32,141
608	Covidien plc	30,751
1,693	Medtronic, Inc.	72,604
1,128	UnitedHealth Group, Inc.	37,211
		172,707
	Household & Personal Products - 2.1%
623	Kimberly-Clark Corp.	36,976
1,087	Procter & Gamble Co.	66,925
		103,901
	Insurance - 4.9%
1,287	ACE Ltd.	63,432
1,053	Chubb Corp.	52,655
935	Marsh & McLennan Cos., Inc.	20,148
2,086	MetLife, Inc.	73,681
536	Travelers Cos., Inc.	27,134
		237,050
	Materials - 2.8%
527	Agrium U.S., Inc.	29,719
1,056	Barrick Gold Corp.	36,770
528	BHP Billiton Ltd. ADR	36,620
1,499	International Paper Co.	34,344
		137,453
	Media - 2.5%
3,286	Comcast Corp. Class A	52,014
400	Comcast Corp. Special Class A	6,050
1,303	Time Warner, Inc.	35,779
987	Walt Disney Co.	29,154
		122,997
	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
1,293	AstraZeneca plc ADR	60,126
2,282	Bristol-Myers Squibb Co.	55,587
2,743	Eli Lilly & Co.	96,540
1,433	Johnson & Johnson	90,072
3,450	Merck & Co., Inc.	131,721
5,747	Pfizer, Inc.	107,240
503	Teva Pharmaceutical Industries Ltd. ADR	28,507
		569,793
	Retailing - 3.1%
2,495	Buck Holdings L.P. ⌂●†	5,343
1,340	Gap, Inc.	25,575
1,424	Limited Brands, Inc.	27,090
1,519	Lowe's Co., Inc.	32,895
2,544	Staples, Inc.	59,675
		150,578
	Semiconductors & Semiconductor Equipment - 1.2%
2,592	Texas Instruments, Inc.	58,325

	Software & Services - 3.3%
1,364	Accenture plc	55,927
1,028	Automatic Data Processing, Inc.	41,944
2,338	Microsoft Corp.	65,871
		163,742

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Technology Hardware & Equipment - 5.2%
1,766	Cisco Systems, Inc. ●	$39,671
2,006	Corning, Inc.	36,263
956	Hewlett-Packard Co.	45,004
1,106	IBM Corp.	135,351
		256,289
	Telecommunication Services - 3.9%
7,008	AT&T, Inc.	177,718
3,474	Qwest Communications International, Inc.	14,625
		192,343
	Transportation - 2.1%
548	FedEx Corp.	42,912
1,019	United Parcel Service, Inc. Class B	58,868
		101,780
	Utilities - 5.5%
2,009	Dominion Resources, Inc.	75,250
1,155	Exelon Corp.	52,681
1,066	FPL Group, Inc.	51,954
1,298	PG&E Corp.	54,815
342	Veolia Environment ADR	11,211
1,216	Xcel Energy, Inc.	25,266
		271,177
	Total common stocks
	(cost $4,315,631)	$4,665,498

PREFERRED STOCKS - 0.3%
	Diversified Financials - 0.3%
1,169	Bank of America Corp. ۞	$17,658

	Total preferred stocks
	(cost $17,541)	$17,658
WARRANTS - 0.0%
	Banks - 0.0%
214	Washington Mutual, Inc. Private Placement
	⌂●†	$–

	Total warrants
	(cost $–)	$–

	Total long-term investments
	(cost $4,333,172)	$4,683,156

SHORT-TERM INVESTMENTS - 3.8%
	Repurchase Agreements - 3.8%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $6,998,
	collateralized by FNMA 5.00%, 2033,
	value of $7,138)
$6,998	0.12%, 1/29/2010	$6,998

	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $24,849,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010
	- 2039, value of $25,345)
24,848	0.12%, 1/29/2010		24,848
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $73,512,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037
	- 2038, GNMA 5.50% - 7.00%, 2019 -
	2039, value of $74,982)
73,512	0.12%, 1/29/2010		73,512
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $37,144,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015
	- 2040, value of $37,934)
37,143	0.12%, 1/29/2010		37,143
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $197, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $202)
197	0.09%, 1/29/2010		197
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $40,524,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $41,335)
40,524	0.11%, 1/29/2010		40,524
			183,222
	Total short-term investments
	(cost $183,222)		$183,222

	Total investments
	(cost $4,516,394) ▲	99.7%	$4,866,378
	Other assets and liabilities	0.3%	13,706
	Total net assets	100.0%	$4,880,084

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.3% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $4,553,061 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$532,094
Unrealized Depreciation	(218,777)
Net Unrealized Appreciation	$313,317

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $5,633, which represents 0.12% of total net assets.

●	Currently non-income producing.

۞	Convertible security.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$ 2,367
04/2008	1,714	Washington Mutual, Inc. Private
		Placement	15,000
04/2008	214	Washington Mutual, Inc. Private
		Placement Warrants	–

The aggregate value of these securities at January 31, 2010 was $5,633 which represents 0.12% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$4,665,498	$4,659,865	$–	$5,633
Preferred Stocks ‡	17,658	17,658	–	–
Warrants ‡	–	–	–	–
Short-Term Investments	183,222	–	183,222	–
Total	$4,866,378	$4,677,523	$183,222	$5,633

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Common Stock	$3,346	$148	$2,418	*	$(279)	—	$5,633
Total	$3,346	$148	$2,418		$(279)	—	$5,633

______________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $2,418.

3

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪

AFFILIATED INVESTMENT COMPANIES - 95.3%
EQUITY FUNDS - 95.3%
1,183	The Hartford Capital Appreciation Fund,
	Class Y●		$37,915
362	The Hartford Capital Appreciation II Fund,
	Class Y●		4,212
1,190	The Hartford Disciplined Equity Fund,
	Class Y		13,223
171	The Hartford Dividend and Growth Fund,
	Class Y		2,880
388	The Hartford Equity Income Fund, Class Y	.	4,298
289	The Hartford Fundamental Growth Fund,
	Class Y		2,861
763	The Hartford Global Growth Fund, Class Y	.	10,218
84	The Hartford Global Research Fund, Class Y		694
293	The Hartford Growth Fund, Class Y		4,248
723	The Hartford Growth Opportunities Fund,
	Class Y		16,251
1,576	The Hartford International Opportunities Fund,
	Class Y		20,462
1,148	The Hartford International Small Company
	Fund, Class Y		12,344
54	The Hartford MidCap Fund, Class Y●		1,030
95	The Hartford MidCap Growth Fund, Class Y●		772
84	The Hartford MidCap Value Fund, Class Y	.	803
567	The Hartford Select MidCap Value Fund,
	Class Y		4,711
2,023	The Hartford Select SmallCap Value Fund,
	Class Y		17,192
974	The Hartford Small Company Fund, Class Y●		15,728
4,076	The Hartford Value Fund, Class Y		40,062
93	The Hartford Value Opportunities Fund,
	Class Y		1,047
	Total equity funds
	(cost $234,773)		$210,951

	Total investments in affiliated investment
	companies
	(cost $234,773)		$210,951

EXCHANGE TRADED FUNDS - 4.8%
181	Powershares DB Commodity Index
	Tracking Fund ETF		$4,104
160	SPDR DJ Wilshire International Real Estate
	ETF		$5,352
24	SPDR DJ Wilshire REIT ETF		1,117

	Total exchange traded funds
	(cost $10,846)		$10,573

	Total long-term investments
	(cost $245,619)		$221,524

SHORT-TERM INVESTMENTS - 0.2%
384	State Street Bank Money Market Fund		$384

	Total short-term investments
	(cost $384)		$384

	Total investments
	(cost $246,003) ▲	100.3%	$221,908
	Other assets and liabilities	(0.3)%	(612)
	Total net assets	100.0%	$221,296

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $246,997 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,791
Unrealized Depreciation	(29,880)
Net Unrealized Depreciation	$(25,089)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$210,951	$210,951	$–	$–
Exchange Traded Funds	10,573	10,573	–	–
Short-Term Investments	384	384	–	–
Total	$221,908	$221,908	$–	$–

1

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Banks - 6.6%
329	PNC Financial Services Group, Inc.	$18,227
154	Toronto-Dominion Bank ADR	9,074
891	Wells Fargo & Co.	25,334
		52,635
	Capital Goods - 11.2%
191	3M Co.	15,390
120	Eaton Corp.	7,330
1,121	General Electric Co.	18,029
166	Illinois Tool Works, Inc.	7,223
271	Ingersoll-Rand plc	8,806
227	PACCAR, Inc.	8,179
44	Schneider Electric S.A.	4,570
262	Stanley Works	13,438
178	Tyco International Ltd.	6,317
		89,282
	Commercial & Professional Services - 2.8%
336	Republic Services, Inc.	8,991
430	Waste Management, Inc.	13,772
		22,763
	Consumer Durables & Apparel - 1.6%
69	Fortune Brands, Inc.	2,860
246	Mattel, Inc.	4,841
71	V.F. Corp.	5,092
		12,793
	Consumer Services - 1.6%
199	McDonald's Corp.	12,436

	Diversified Financials - 7.6%
494	Bank of America Corp.	7,491
281	Bank of New York Mellon Corp.	8,170
97	Goldman Sachs Group, Inc.	14,441
787	JP Morgan Chase & Co.	30,658
		60,760
	Energy - 15.8%
391	BP plc ADR	21,926
403	Chevron Corp.	29,086
218	ConocoPhillips Holding Co.	10,443
371	Exxon Mobil Corp.	23,872
338	Marathon Oil Corp.	10,070
241	Occidental Petroleum Corp.	18,896
199	Total S.A. ADR	11,472
		125,765
	Food & Staples Retailing - 0.9%
247	Sysco Corp.	6,911

	Food, Beverage & Tobacco - 7.2%
459	Altria Group, Inc.	9,120
122	General Mills, Inc.	8,693
114	Kraft Foods, Inc.	3,148
55	Lorillard, Inc.	4,194
329	Nestle S.A. ADR	15,642
149	PepsiCo, Inc.	8,895
181	Philip Morris International, Inc.	8,237
		57,929
	Household & Personal Products - 1.7%
231	Kimberly-Clark Corp.	13,697

	Insurance - 7.0%
304	ACE Ltd.	14,974
144	Aflac, Inc.	6,969
227	Allstate Corp.	6,779
255	Chubb Corp.	12,763
322	Marsh & McLennan Cos., Inc.	6,938
394	Unum Group	7,703
		56,126
	Materials - 2.0%
259	E.I. DuPont de Nemours & Co.	8,436
126	PPG Industries, Inc.	7,413
		15,849
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
87	AstraZeneca plc ADR	4,035
390	Johnson & Johnson	24,522
736	Merck & Co., Inc.	28,108
1,491	Pfizer, Inc.	27,815
		84,480
	Retailing - 5.7%
368	Genuine Parts Co.	13,866
727	Home Depot, Inc.	20,374
184	Sherwin-Williams Co.	11,682
		45,922
	Semiconductors & Semiconductor Equipment - 3.7%
608	Intel Corp.	11,787
320	Maxim Integrated Products, Inc.	5,587
387	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	3,929
349	Texas Instruments, Inc.	7,859
		29,162
	Software & Services - 2.7%
768	Microsoft Corp.	21,634

	Telecommunication Services - 2.8%
673	AT&T, Inc.	17,066
193	Verizon Communications, Inc.	5,683
		22,749
	Utilities - 6.3%
203	American Electric Power Co., Inc.	7,020
296	Dominion Resources, Inc.	11,084
76	Entergy Corp.	5,800
209	FPL Group, Inc.	10,183
213	Northeast Utilities	5,398
493	Xcel Energy, Inc.	10,243
		49,728
	Total common stocks
	(cost $772,258)	$780,621

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.9%
	Diversified Financials - 0.9%
484	Bank of America Corp. ۞		$7,307

	Total preferred stocks
	(cost $7,258)		$7,307

	Total long-term investments
	(cost $779,516)		$787,928

	Total investments
	(cost $779,516) ▲	98.7%	$787,928
	Other assets and liabilities	1.3%	10,074
	Total net assets	100.0%	$798,002

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign  securities represents 8.8% of total net assets at January 31, 2010. Foreign securities that are principally traded on certain foreign markets are adjusted daily  pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $784,979 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$69,341
Unrealized Depreciation	(66,392)
Net Unrealized Appreciation	$2,949

۞	Convertible security.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$87	$87	02/01/10	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$780,621	$776,051	$4,570	$–
Preferred Stocks ‡	7,307	7,307	–	–
Total	$787,928	$783,358	$4,570	$–
Other Financial Instruments *	$–	$–	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

2

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
0.4%
	Finance and Insurance - 0.4%
	Bayview Financial Acquisition Trust
$2,600	2.38%, 05/28/2037 ⌂Δ	$37
	Goldman Sachs Mortgage Securities Corp.
16,831	1.73%, 02/01/2012 ⌂Δ	10,098
	Helios Finance L.P.
5,000	2.58%, 10/20/2014 ■Δ	4,183
	Structured Asset Securities Corp.
1,676	2.73%, 02/25/2037 Δ	3
		14,321
	Total asset & commercial mortgage backed
	securities
	(cost $26,076)	$14,321

CORPORATE BONDS: INVESTMENT GRADE - 3.3%
	Air Transportation - 0.2%
	Delta Air Lines, Inc.
$3,000	7.57%, 11/18/2010 ╦	$3,052
	United Air Lines, Inc.
4,000	10.40%, 11/01/2016 ╦	4,310
		7,362
	Beverage and Tobacco Product Manufacturing - 0.5%
	Anheuser-Busch InBev N.V.
5,000	7.20%, 01/15/2014 ■╦	5,718
10,000	7.75%, 01/15/2019 ■╦	11,861
		17,579
	Chemical Manufacturing - 0.4%
	Dow Chemical Co.
14,000	7.60%, 05/15/2014 ‡	16,107

	Finance and Insurance - 0.3%
	Countrywide Financial Corp.
5,000	6.25%, 05/15/2016 ╦	5,157
	Merrill Lynch & Co., Inc.
5,000	6.05%, 05/16/2016 ╦	5,101
		10,258
	Information - 0.8%
	Qwest Corp.
9,945	8.88%, 03/15/2012 ‡	10,679
	Time Warner Cable, Inc.
15,000	7.50%, 04/01/2014 ╦	17,520
		28,199
	Mining - 1.0%
	Anglo American Capital plc
9,970	9.38%, 04/08/2014 ■‡	12,074
	Freeport-McMoRan Copper & Gold, Inc.
12,000	8.25%, 04/01/2015 ‡	12,990
	Rio Tinto Finance USA Ltd.
11,660	8.95%, 05/01/2014 ╦	14,064
		39,128
	Petroleum and Coal Products Manufacturing - 0.1%
	Valero Energy Corp.
3,688	9.38%, 03/15/2019 ╦	4,492

	Total corporate bonds: investment grade
	(cost $108,669)	$123,125

CORPORATE BONDS: NON-INVESTMENT GRADE - 9.1%
	Accommodation and Food Services - 0.8%
	Ameristar Casinos, Inc.
$4,485	9.25%, 06/01/2014 ■╦	$4,631
	MGM Mirage, Inc.
11,815	8.50%, 09/15/2010 ‡	11,874
	Wynn Las Vegas LLC
12,500	6.63%, 12/01/2014	11,969
		28,474
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Dole Food Co., Inc.
1,975	8.00%, 10/01/2016 ■╦	2,044

	Air Transportation - 0.2%
	Delta Air Lines, Inc.
8,000	9.50%, 09/15/2014 ■╦	8,340
	United Air Lines, Inc.
495	9.88%, 08/01/2013 ■	500
		8,840
	Arts, Entertainment and Recreation - 0.5%
	FireKeepers Development Authority
5,845	13.88%, 05/01/2015 ■╦	6,692
	Marquee Holdings, Inc.
9,215	9.51%, 08/15/2014 ‡	7,764
	XM Satellite Radio, Inc.
4,000	11.25%, 06/15/2013 ■	4,280
1,500	13.00%, 08/01/2013 ■	1,646
		20,382
	Beverage and Tobacco Product Manufacturing - 0.3%
	Constellation Brands, Inc.
9,850	8.38%, 12/15/2014 ‡	10,540

	Finance and Insurance - 0.7%
	Ford Motor Credit Co.
10,000	8.00%, 06/01/2014 ‡	10,154
5,000	12.00%, 05/15/2015 ‡	5,742
	LPL Holdings, Inc.
9,185	10.75%, 12/15/2015 ■╦	9,507
		25,403
	Food Manufacturing - 0.4%
	Dean Foods Co.
4,000	7.00%, 06/01/2016 ‡	3,900
	Smithfield Foods, Inc.
11,000	10.00%, 07/15/2014 ■╦	11,976
		15,876
	Food Services - 0.1%
	Aramark Corp.
5,000	3.78%, 02/01/2015 ╦Δ	4,525

	Health Care and Social Assistance - 1.2%
	DaVita, Inc.
15,650	6.63%, 03/15/2013 ‡	15,689
	DJO Finance LLC
2,000	10.88%, 11/15/2014 ■╦	2,120
2,150	10.88%, 11/15/2014 ‡	2,279

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 9.1% -
(continued)
	Health Care and Social Assistance - 1.2% - (continued)
	HCA, Inc.
$13,635	6.30%, 10/01/2012 ‡	$13,396
6,000	6.75%, 07/15/2013 ‡	5,835
	Invacare Corp.
5,820	9.75%, 02/15/2015 ‡	6,213
		45,532
	Information - 2.3%
	Charter Communications Operating LLC
3,000	8.00%, 04/30/2012 ■╦Ψ	3,135
	Cricket Communications, Inc.
7,745	7.75%, 05/15/2016 ╦	7,793
	CSC Holdings, Inc.
17,265	8.50%, 04/15/2014 ■‡	18,301
	Frontier Communications Corp.
4,000	8.25%, 05/01/2014 ‡	4,190
	Intelsat Subsidiary Holding Co.
1,000	8.50%, 01/15/2013 ‡	1,010
5,000	8.88%, 01/15/2015 ■╦	5,100
	Level 3 Financing, Inc.
6,826	4.60%, 02/15/2015 ‡Δ	5,410
	Mediacom Broadband LLC
6,025	8.50%, 10/15/2015 ‡	5,980
	MetroPCS Wireless, Inc.
7,300	9.25%, 11/01/2014 ‡	7,346
	Videotron Ltee
10,909	6.88%, 01/15/2014 ╦	10,854
	Wind Acquisition Finance S.A.
5,500	11.75%, 07/15/2017 ■	5,981
	Windstream Corp.
10,500	8.13%, 08/01/2013 ╦	11,025
		86,125
	Motor Vehicle & Parts Manufacturing - 0.6%
	American Axle & Manufacturing, Inc.
6,250	9.25%, 01/15/2017 ■╦	6,469
	Tenneco Automotive, Inc.
7,155	10.25%, 07/15/2013	7,334
	UCI Holdco, Inc.
10,468	9.25%, 12/15/2013 ╦Δ	9,656
		23,459
	Paper Manufacturing - 0.3%
	Georgia-Pacific LLC
5,000	8.13%, 05/15/2011 ‡	5,262
6,980	9.50%, 12/01/2011 ‡	7,626
		12,888
	Petroleum and Coal Products Manufacturing - 0.4%
	Inergy L.P.
1,179	8.25%, 03/01/2016 ‡	1,206
4,835	8.75%, 03/01/2015 ‡	5,028
	Western Refining, Inc.
9,000	7.75%, 06/15/2014 ■Δ	8,190
		14,424
	Plastics and Rubber Products Manufacturing - 0.1%
	Polypore International, Inc.
2,625	8.75%, 05/15/2012	2,651

	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
8,875	10.13%, 10/15/2013 ‡	9,019
6,305	11.50%, 10/15/2015 ‡	6,526
		15,545
	Retail Trade - 0.7%
	Amerigas Partners L.P.
10,375	7.13%, 05/20/2016 ‡	10,505
	Supervalu, Inc.
8,000	8.00%, 05/01/2016	8,000
	Yankee Acquisition Corp.
9,000	8.50%, 02/15/2015	9,000
		27,505
	Total corporate bonds: non-investment grade
	(cost $322,713)	$344,213

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ -
1.9%
	Health Care and Social Assistance - 0.7%
	Fresenius SE, Term Loan B
$7,866	6.75%, 09/10/2014 ±	$7,902
	Fresenius SE, Term Loan B2
4,201	6.75%, 09/10/2014 ±	4,220
	Life Technologies Corp.
13,539	5.25%, 11/23/2015 ±	13,584
		25,706
	Paper Manufacturing - 0.6%
	Georgia-Pacific Corp.
3,283	2.23%, 12/20/2012 ±	3,209
11,873	2.26%, 12/20/2012 ±☼	11,609
	Georgia-Pacific LLC
7,002	3.50%, 12/20/2014 ±	6,992
		21,810
	Utilities - 0.6%
	NRG Energy, Inc.
24,213	2.00%, 02/01/2013 ◊	23,449

	Total senior floating rate interests:
	investment grade
	(cost $68,718)	$70,965

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5%
	Accommodation and Food Services - 2.0%
	Harrah's Operating Co., Inc.
$30,000	3.25%, 01/28/2015 ±☼	$24,678
25,250	9.50%, 10/31/2016 ±☼	25,606
	Las Vegas Sands Corp.
1,980	2.01%, 05/23/2013 ±	1,735
	Las Vegas Sands Corp., Delayed Draw Term
	Loan 1
3,663	2.01%, 05/23/2014 ±	3,209
	Las Vegas Sands Corp., Term Loan B
14,320	2.01%, 05/23/2014 ±	12,545
	Wynn Resorts Ltd.
7,500	1.98%, 06/27/2014 ±⌂	6,900
		74,673

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
	Administrative Waste Management and Remediation -
	2.6%
	Acosta, Inc.
$22,518	2.49%, 07/29/2013 ±	$21,392
	Affinion Group, Inc., Tranche B Term Loan
21,732	2.73%, 10/17/2012 ±	20,972
	Affinion Group, Inc., Unsecured Term Loan
17,031	8.27%, 05/17/2012 ±	16,052
	Brickman Group Holdings, Inc.
14,754	2.25%, 01/23/2014 ±	13,942
	Energy Solutions, LLC, Add-On Letter of
	Credit
1,514	3.99%, 06/07/2013 ±	1,476
	Fleetcor Technologies Operating Co. LLC
9,455	2.48%, 04/30/2013 ±☼	9,242
2,840	2.49%, 04/30/2013 ±☼	2,776
	Sabre, Inc.
11,500	2.49%, 09/30/2014 ±☼	10,287
	Synagro Technologies, Inc.
3,900	2.23%, 03/28/2014 ±	3,273
		99,412
	Agriculture, Construction, Mining and Machinery - 1.3%
	Goodyear Engineered Products
4,000	5.98%, 07/31/2015 ±	3,028
	Goodyear Engineered Products, Delayed
	Delivery Term Loan
4,615	2.74%, 07/31/2014 ±	3,836
	Goodyear Engineered Products, First Lien
32,642	2.74%, 07/31/2014 ±	27,133
	Lincoln Industries Corp.
2,228	3.26%, 07/11/2014 ±	1,983
860	3.49%, 07/11/2014 ±	765
7,000	6.04%, 01/10/2015 ±⌂☼	5,845
	Nacco Material Handling Group
9,631	2.18%, 03/22/2013 ±	7,777
		50,367
	Air Transportation - 2.8%
	Delta Air Lines, Inc.
15,880	2.17%, 04/30/2012 ±	14,649
3,969	3.50%, 04/30/2014 ±	3,415
9,317	8.75%, 09/30/2013 ±	9,392
	MacQuarie Aircraft Leasing Finance S.A.
17,352	1.73%, 11/29/2013 ±⌂☼	16,051
9,792	4.23%, 11/29/2013 ±⌂	7,834
	United Air Lines, Inc.
57,873	2.25%, 02/01/2014 ±☼	46,805
	US Airways Group, Inc.
9,855	2.73%, 03/23/2014 ±	7,347
		105,493
	Arts, Entertainment and Recreation - 6.2%
	24 Hour Fitness Worldwide, Inc.
16,737	2.75%, 06/08/2012 ±	15,760
	AMC Entertainment Holdings, Inc.
7,735	5.25%, 06/13/2012 ±	7,155
	Anheuser-Busch Cos., Inc.
6,650	5.75%, 06/15/2016 ±	6,704
	Canwest MediaWorks L.P.
4,903	0.00%, 07/10/2014 ±●	4,445
	Caribe Information Investment, Inc.
11,689	2.52%, 03/29/2013 ±⌂	9,117
	Cedar Fair L.P.
9,394	4.23%, 12/31/2014 ±	9,347
5,272	4.25%, 12/31/2014 ±	5,245
	Cengage
15,786	2.75%, 07/05/2014 ±	13,976
	Cenveo, Inc., Delayed Draw Term Loan
361	4.75%, 06/21/2013 ±	358
	Cenveo, Inc., Term Loan C
17,860	4.75%, 06/21/2013 ±	17,726
	Chester Downs and Marina LLC
5,539	12.38%, 07/31/2016 ±☼	5,677
	Dex Media West LLC, Inc.
22,010	7.00%, 10/24/2014 ±Ψ	21,526
	F & W Publications, Inc., New Term Loan B
1,463	0.00%, 08/05/2012 ±⌂●	607
	F & W Publications, Inc., Second Lien Term
	Loan
4,500	0.00%, 08/05/2012 ±⌂●	225
	F & W Publications, Inc., Tranche B Term
	Loan
6,950	0.00%, 08/05/2012 ±⌂●	2,884
	Gatehouse Media Operating, Inc., Delayed
	Draw Term Loan
3,312	2.24%, 08/05/2014 ±	1,623
	Gatehouse Media Operating, Inc., Initial
	Term Loan
11,877	2.24%, 08/05/2014 ±	5,820
	Golden Nugget, Inc.
3,250	3.51%, 12/31/2014 ±⌂	1,290
	Golden Nugget, Inc., Delayed Draw Term
	Loan
1,442	2.26%, 06/22/2014 ±	1,028
	Golden Nugget, Inc., Term Facility
2,533	2.26%, 06/22/2014 ±	1,806
	Greenwood Racing, Inc.
10,656	2.49%, 11/14/2011 ±	10,310
	Penton Media, Inc.
4,000	0.00%, 02/06/2014 ±⌂●	455
8,846	2.50%, 02/06/2013 ±	6,555
	Pittsburgh Casino
5,990	9.25%, 01/24/2013 ±☼	5,571
	R.H. Donnelley, Inc.
3,844	6.00%, 10/24/2014 ±Ψ	3,786
6,960	6.25%, 10/24/2014 ±Ψ	6,856
	Regal Cinemas, Inc.
16,068	4.00%, 10/27/2013 ±	16,075
	Universal City Development Partners Ltd.
10,063	6.50%, 11/15/2014 ±	10,151
	Venetian Macau Ltd.
43,779	4.76%, 05/25/2012 - 05/25/2013 ±	41,653
		233,731
	Beverage and Tobacco Product Manufacturing - 0.1%
	Van Houtte, Inc.
2,000	5.75%, 12/09/2014 ±	1,795

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
		Beverage and Tobacco Product Manufacturing - 0.1% -
		(continued)
		Van Houtte, Inc., First Lien Term Loan
	$3,425	2.75%, 07/09/2014 ±	$3,219
		Van Houtte, Inc., Second Lien Term Loan
	467	2.75%, 07/09/2014 ±	439
			5,453
		Chemical Manufacturing - 7.0%
		Arizona Chemical Co.
	5,902	2.25%, 02/27/2013 ±	5,636
	9,250	5.74%, 02/27/2014 ±	8,495
		Ashland, Inc.
	1,085	6.00%, 11/13/2013 ±	1,086
	3,621	6.65%, 05/13/2014 ±	3,662
		Brenntag Group
	10,000	4.25%, 12/23/2014 ±	9,756
		Cognis GMBH
	11,000	2.25%, 09/15/2013 ±	10,472
		Columbian Chemicals Co.
	9,854	6.31%, 03/15/2013 ±	9,164
		Hexion Specialty Chemicals
	5,431	2.56%, 05/05/2013 ±	5,132
EUR	1,837	2.96%, 05/05/2013 ±	2,267
		Hexion Specialty Chemicals, Tranche C-1
		Term Loan
	43,935	2.56%, 05/15/2013 ±	41,595
		Hexion Specialty Chemicals, Tranche C-2
		Term Loan
	9,545	2.56%, 05/15/2013 ±	9,037
		Hexion Specialty Chemicals, Tranche C-5
		Term Loan
	975	2.56%, 05/05/2013 ±	892
		Huntsman International LLC
	19,268	2.00%, 04/19/2014 ±	18,336
	6,563	2.49%, 06/30/2016 ±	6,259
		Ineos Group
	30,306	7.50%, 12/16/2013 ±☼	28,033
	30,305	8.00%, 12/16/2014 ±☼	28,184
		Lyondell Chemical Co.
	36,963	5.79%, 06/03/2010 ±☼Ψ	38,708
	17,690	9.17%, 06/03/2010 ±☼Ψ	18,408
		Lyondell Chemical Co., Dutch RC
	149	3.73%, 12/20/2013 ±Ψ	108
		Lyondell Chemical Co., Dutch Tranche A
	338	3.73%, 12/20/2013 ±Ψ	244
		Lyondell Chemical Co., German B-1
	428	3.98%, 12/20/2014 ±Ψ	310
		Lyondell Chemical Co., German B-2
	428	3.98%, 12/20/2014 ±Ψ	310
		Lyondell Chemical Co., German B-3
	428	3.98%, 12/20/2014 ±Ψ	310
		Lyondell Chemical Co., Primary RC
	560	3.73%, 12/20/2013 ±Ψ	405
		Lyondell Chemical Co., Term Loan A
	1,066	3.73%, 12/20/2013 ±Ψ	771
		Lyondell Chemical Co., U.S. B-1
	1,859	7.00%, 12/20/2014 ±Ψ	1,344
	Lyondell Chemical Co., U.S. B-2
1,859	7.00%, 12/20/2014 ±Ψ	1,344
	Lyondell Chemical Co., U.S. B-3
1,859	7.00%, 12/20/2014 ±Ψ	1,344
	MacDermid, Inc.
13,359	2.23%, 04/11/2014 ±	11,889
		263,501
	Computer and Electronic Product Manufacturing - 1.4%
	Freescale Semiconductor, Inc.
60,615	1.98%, 11/28/2013 ±	54,409

	Construction - 0.4%
	Contech Construction Products
8,981	2.24%, 01/31/2013 ±	8,121
	Custom Building Products
4,259	7.50%, 10/20/2011 ±	4,237
2,000	11.25%, 04/20/2012 ±	1,925
		14,283
	Finance and Insurance - 4.1%
	BNY Convergex Group LLC & EZE Castle
	Software
13,937	3.24%, 08/30/2013 - 09/30/2013 ±	13,171
	Buckeye Check Cashing, Inc.
8,440	3.04%, 05/01/2012 ±⌂	4,965
	Chrysler Financial Services NA
19,767	4.24%, 08/03/2012 ±☼	19,407
	Crescent Resources LLC
15,071	0.00%, 09/07/2012 ±Ω	6,179
	Dollar Financial Corp., Delayed Draw Term
	Loan
338	7.00%, 10/30/2012 ±	324
	Dollar Financial Corp., Term Loan
459	7.00%, 10/30/2012 ±	441
	HMSC Corp.
3,851	2.50%, 04/03/2014 ±⌂	3,254
	Hub International Holdings, Inc.
14,696	2.75%, 06/12/2014 - 06/14/2014 ±	13,667
11,970	6.75%, 06/13/2014 ±	11,832
	LPL Holdings, Inc.
5,944	1.75%, 12/18/2014 ±	5,613
	MacAndrews Amg Holdings LLC
7,670	6.00%, 04/17/2012 ±⌂☼	7,134
	Nuveen Investments, Inc.
72,843	3.29%, 11/13/2014 ±☼	63,942
3,350	12.50%, 07/31/2015 ±	3,484
		153,413
	Food Manufacturing - 2.9%
	American Seafoods Group
9,489	4.00%, 09/30/2011 ±	9,133
	American Seafoods Group, Term Loan B
	Add-On
1,478	4.00%, 09/30/2012 ±	1,441
	American Seafoods Group, Tranche B-2
	Term Loan
17,250	4.00%, 09/30/2012 ±	16,711
	Dole Food Co.
3,197	8.00%, 04/12/2013 ◊	3,229

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
	Food Manufacturing - 2.9% - (continued)
	Dole Food Co., Inc.
$6,216	7.97%, 04/12/2013 ±	$6,278
16,785	8.00%, 04/12/2013 ±	16,953
	Pinnacle Foods
23,523	2.98%, 03/30/2014 ±☼	22,298
8,500	7.50%, 04/02/2014 ±	8,552
	Roundy's Supermarkets, Inc.
25,027	6.25%, 11/09/2013 ±☼	24,902
		109,497
	Health Care and Social Assistance - 7.8%
	AGA Medical Corp.
7,551	2.27%, 04/26/2013 ±	6,805
	Carestream Health, Inc.
6,254	2.23%, 04/30/2013 ±	5,905
	Community Health Systems, Inc., Delayed
	Draw Term Loan
1,278	2.51%, 07/25/2014 ±	1,210
	Community Health Systems, Inc., Term
	Loan B
25,005	2.51%, 07/25/2014 ±	23,599
	DJO Finance LLC
2,321	3.23%, 04/07/2013 ±	2,243
	Generics International, Inc.
2,665	3.75%, 11/19/2014 ±⌂	2,505
	Golden Gate National
7,147	2.98%, 03/14/2011 ±	6,942
10,700	7.98%, 09/30/2011 ±☼	10,272
	HCA, Inc.
40,565	2.50%, 11/17/2013 ±	38,582
	HealthSouth Corp.
4,239	2.51%, 03/10/2013 ±	4,112
3,489	4.01%, 09/10/2015 ±	3,472
	IASIS Healthcare Capital Corp.
559	2.13%, 03/17/2014 ◊	532
20,166	5.50%, 06/13/2014 ±	18,679
	IASIS Healthcare Capital Corp., Delayed
	Draw Term Loan
2,143	2.23%, 03/17/2014 ±	2,043
	IASIS Healthcare Capital Corp., Term Loan
	B
6,193	2.23%, 03/17/2014 ±	5,904
	Inverness Medical Innovation, Inc.
4,840	2.24%, 06/27/2014 ±	4,620
19,628	4.48%, 06/26/2015 ±	18,941
	Multiplan Corp.
12,841	2.73%, 04/12/2013 ±	12,207
	National Mentor
450	2.08%, 06/27/2013 ◊	408
7,242	2.26%, 06/27/2013 ±	6,567
	National Renal Institutes, Inc.
8,584	9.00%, 03/31/2013 ±	8,197
	Orthofix Holdings, Inc.
9,441	6.75%, 09/22/2013 ±	9,394
	Psychiatric Solutions, Inc.
5,854	2.09%, 07/01/2012 ±	5,629
	Select Medical Corp., Extended Add-On
2,237	4.02%, 08/22/2014 ±	2,186
	Select Medical Corp., Extended Term Loan
10,302	4.02%, 08/22/2014 ±	10,070
	Sheridan Group, Inc.
13,684	2.50%, 06/15/2014 ±	12,772
	Skilled Healthcare Group, Inc.
4,826	2.23%, 06/15/2012 ±	4,576
	Surgical Care Affiliates LLC
5,850	2.25%, 12/29/2014 ±	5,382
	United Surgical Partners International,
	Delayed Draw Term Loan
1,464	2.24%, 04/19/2014 ±	1,371
	United Surgical Partners International, Term
	Loan B
7,749	2.24%, 04/19/2014 ±	7,258
	Vanguard Health Holdings Co. II LLC
13,400	2.48%, 09/23/2011 ±	13,384
12,000	3.50%, 01/29/2016 ±☼	12,022
	Viant Holdings, Inc.
7,142	2.51%, 06/25/2014 ±	7,000
	Warner Chilcott, Inc.
6,102	5.50%, 10/30/2014 ±	6,116
	Warner Chilcott, Inc., Term B-2
	Commitment
6,712	5.75%, 04/30/2015 ±	6,727
	Warner Chilcott, Inc., Term Loan B
3,051	5.75%, 04/30/2015 ±	3,058
	Warner Chilcott, Inc., Term Loan B Add-On
2,250	5.75%, 04/30/2015 ±	2,255
		292,945
	Information - 15.6%
	Alaska Communication Systems Holdings,
	Inc.
4,737	1.75%, 02/01/2012 ±	4,579
	Alaska Communication Systems Holdings,
	Inc., Incremental Term Loan
9,280	2.00%, 02/01/2012 ±	8,970
	Alaska Communication Systems Holdings,
	Inc., Term Loan
181	2.00%, 02/01/2012 ±	175
	CDW Corp.
39,136	4.23%, 10/10/2014 ±☼	34,122
	Cebridge Communications LLC
10,000	4.76%, 05/05/2014 ±	9,759
	Charter Communications Operating LLC
53,211	2.26%, 03/06/2014 ±Ψ	49,469
14,894	9.25%, 03/06/2014 ±Ψ	15,121
	CMP Susquehanna Corp.
8,303	2.25%, 05/06/2013 ±	6,752
	Cumulus Media, Inc.
10,776	4.23%, 06/07/2013 ±	9,447
	CW Media Holdings, Inc.
7,820	3.50%, 02/15/2015 ±	7,263
	Emdeon Business Services LLC
3,913	2.26%, 11/16/2013 ±	3,815
15,565	5.26%, 05/16/2014 ±	15,163
	First Data Corp.
71,404	2.98%, 09/24/2014 ±☼	61,711

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
	Information - 15.6% - (continued)
	Gray Television, Inc.
$10,903	3.75%, 12/31/2014 ±	$10,004
	Infor Global Solutions
975	2.99%, 07/28/2012 ±	868
2,000	5.73%, 03/02/2014 ±	1,630
3,000	6.48%, 03/02/2014 ±	2,409
	Infor Global Solutions, Delayed Draw Term
	Loan
2,629	3.99%, 07/28/2012 ±☼	2,438
	Infor Global Solutions, US Term Loan
5,038	3.99%, 07/28/2012 ±☼	4,674
	Intelsat Bermuda Ltd.
1,556	2.73%, 07/03/2012 ±	1,491
	Intelsat Bermuda Ltd., Term Loan B-2A
9,711	2.73%, 01/03/2014 ±	9,228
	Intelsat Bermuda Ltd., Term Loan B-2B
9,704	2.73%, 01/03/2014 ±	9,222
	Intelsat Bermuda Ltd., Term Loan B-2C
9,704	2.73%, 01/03/2014 ±	9,222
	Intelsat Ltd.
3,386	2.73%, 07/03/2012 ±	3,251
25,501	3.23%, 02/01/2014 ±	23,604
	Kronos, Inc.
4,664	2.25%, 06/12/2014 ±	4,423
	LBI Media, Inc.
8,863	1.73%, 05/01/2012 ±	7,622
	Level 3 Communications Corp.
34,441	2.52%, 03/01/2014 ±	31,271
2,720	11.50%, 03/13/2014 ±	2,939
	Mediacom Broadband LLC
1,307	1.96%, 01/31/2015 ±	1,234
12,845	6.50%, 01/03/2016 ±	12,980
	Mediacom LLC
1,560	1.46%, 09/30/2012 ±	1,486
6,749	1.96%, 01/31/2015 ±	6,339
6,983	5.50%, 03/31/2017 ±	7,000
	MetroPCS Wireless, Inc.
19,884	2.54%, 11/04/2013 ±	19,218
	NEP Supershooters L.P.
4,644	2.53%, 02/13/2014 ±	4,272
	Ntelos, Inc.
15,262	5.75%, 08/07/2015 ±	15,383
	One Communications Corp.
6,908	8.75%, 06/30/2012 ±	6,684
	Raycom TV Broadcasting, Inc.
14,229	1.81%, 06/25/2014 ±⌂	12,094
	RCN Corp.
9,314	2.56%, 04/19/2014 ±	8,853
	Sinclair Broadcast Group, Inc.
10,600	6.50%, 10/31/2015 ±	10,666
	Sirius Satellite Radio, Inc.
13,646	2.50%, 12/20/2012 ±	12,963
	Telesat Canada, Delayed Draw Term Loan
450	3.24%, 09/01/2014 ±	441
	Telesat Canada, Term Loan B
5,912	3.24%, 09/01/2014 ±	5,790
	TransFirst Holdings, Inc.
15,177	3.01%, 06/12/2014 ±	13,963
1,036	7.01%, 06/12/2015 ±	863
	UPC Financing Partnership
18,122	3.93%, 12/31/2016 ±	17,756
	Verint Systems, Inc.
10,318	3.49%, 05/23/2014 ±	9,682
	West Corp.
14,208	2.61%, 10/24/2013 ±	13,626
17,741	4.11%, 07/15/2016 ±	17,630
7,905	7.25%, 10/24/2013 ±☼	7,964
	WideOpenWest Finance LLC
14,887	2.76%, 07/01/2014 ±	13,686
12,750	6.48%, 06/28/2014 ±	12,750
5,779	7.00%, 06/29/2015 ±	4,835
		588,800
	Miscellaneous Manufacturing - 1.5%
	DAE Aviation Holdings, Inc., Term Loan B1
5,204	4.00%, 09/27/2014 ±	4,866
	DAE Aviation Holdings, Inc., Term Loan B2
5,078	4.00%, 09/27/2014 ±	4,748
	Graham Packaging Co., Inc., Term Loan B2
39,305	6.75%, 04/15/2014 ±	39,575
	Vought Aircraft Industries, Inc.
5,791	7.50%, 12/22/2010 ±	5,791
	WESCO Aircraft Hardware Corp.
1,384	5.99%, 03/28/2014 ±	1,315
		56,295
	Motor Vehicle & Parts Manufacturing - 3.8%
	Accuride Corp.
13,311	10.00%, 01/31/2012 ±☼Ψ	13,281
	AM General LLC
657	3.23%, 09/30/2012 ±	635
13,791	3.27%, 09/30/2013 ±	13,343
	Dana Holding Corp.
48,090	7.25%, 01/31/2015 ±☼	46,182
	Federal Mogul Corp.
23,962	2.17%, 12/27/2014 - 12/27/2015 ±☼	20,273
	Ford Motor Co., Term Loan
14,908	3.26%, 12/16/2013 ±	13,956
	Ford Motor Co., Term Loan B2
18,970	3.26%, 12/16/2013 ±☼	17,438
	Lear Corp.
1,891	7.50%, 10/21/2014 ±	1,901
3,850	9.00%, 11/09/2012 ±	3,867
	TRW Automotive, Inc.
10,200	5.00%, 05/30/2016 ±☼	10,191
		141,067
	Other Services - 0.7%
	Rental Service Corp.
27,017	3.76%, 11/27/2013 ±	25,312

	Paper Manufacturing - 0.6%
	Smurfit-Stone Container Enterprises, Inc.
10,152	2.84%, 11/01/2011 ±☼Ψ	10,047
3,370	3.06%, 11/01/2011 ±☼Ψ	3,335
2,039	4.50%, 11/01/2011 ±☼Ψ	2,018

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
	Paper Manufacturing - 0.6% - (continued)
	Smurfit-Stone Container Enterprises, Inc.,
	New Term Loan B
$2,321	2.50%, 11/01/2011 ±☼Ψ	$2,296
	Smurfit-Stone Container Enterprises, Inc.,
	New Term Loan C
4,374	2.50%, 11/01/2011 ±☼Ψ	4,329
	Smurfit-Stone Container Enterprises, Inc.,
	New Term Loan C-1
1,322	2.50%, 11/01/2011 ±☼Ψ	1,309
		23,334
	Petroleum and Coal Products Manufacturing - 4.1%
	Atlas Pipeline Partners L.P.
30,037	6.75%, 07/27/2014 ±	29,849
	Big West Oil LLC
25,213	6.50%, 05/14/2014 - 02/02/2015 ±Ψ	24,457
	Calumet Lubricants Co., L.P.
2,853	4.10%, 12/29/2014 ◊	2,563
21,182	4.27%, 01/03/2015 ±	19,029
	Coffeyville Resources
24,918	8.50%, 12/21/2013 ±	25,115
	Dynegy Holdings, Inc., Letter of Credit
19,599	3.99%, 03/30/2013 ±	19,098
	Dynegy Holdings, Inc., Term Loan
1,374	3.99%, 03/30/2013 ±	1,339
	Turbo Beta Ltd.
5,178	14.50%, 03/12/2018 ±⌂	4,401
	Western Refining, Inc.
29,202	10.75%, 05/30/2014 ±	27,318
		153,169
	Professional, Scientific and Technical Services - 0.9%
	Advantage Sales & Marketing, Inc.
15,491	2.26%, 03/29/2013 ±	14,774
	Brand Energy & Infrastructure Services
6,170	2.56%, 02/07/2014 ±	5,749
1,955	3.56%, 02/07/2014 ±	1,847
	Southern Graphic Systems
1,093	2.76%, 12/30/2011 ±	1,047
4,098	2.86%, 12/30/2011 ±	3,995
	Tensar Corp.
6,618	3.75%, 10/28/2012 ±	5,162
		32,574
	Real Estate and Rental and Leasing - 1.7%
	Realogy Corp.
14,302	3.09%, 10/05/2013 ◊☼	12,715
59,092	3.25%, 10/10/2013 - 10/05/2014 ±☼	52,533
		65,248
	Retail Trade - 4.1%
	Dollar General Corp.
22,224	2.99%, 07/06/2014 ±	21,623
	Dollarama Group L.P.
14,267	2.03%, 11/18/2011 ±	14,089
	Michaels Stores, Inc.
17,333	2.58%, 10/31/2013 ±	15,581
42,293	4.81%, 07/31/2016 ±☼	40,184
	Rite Aid Corp.
15,068	1.99%, 06/01/2014 ±	13,455
12,905	6.00%, 06/04/2014 ±	12,243
12,500	9.50%, 06/10/2015 ±	12,995
	Sports Authority, Inc.
8,604	2.50%, 04/25/2013 ±	7,335
	Toys R Us, Inc.
16,000	4.48%, 07/19/2012 ±	15,922
		153,427
	Services - 0.4%
	Clarke American Corp.
18,515	2.75%, 02/28/2014 ±	16,131

	Soap, Cleaning Compound and Toilet Manufacturing -
	0.7%
	Jarden Corp.
3,206	2.00%, 01/24/2012 ±	3,189
	Philosophy, Inc.
6,276	2.24%, 03/17/2014 ±	5,450
	Yankee Candle Co.
16,939	2.24%, 02/06/2014 ±☼	16,330
		24,969
	Textile Product Mills - 0.4%
	Levi Strauss & Co.
16,878	2.48%, 03/09/2014 ±	15,528

	Toy Manufacturing - 0.1%
	Mega Bloks, Inc.
4,860	9.75%, 07/26/2012 ±	3,105

	Truck Transportation - 1.7%
	Cardinal Logistics Management
4,841	12.50%, 09/23/2013 ±⌂	2,662
	Jacobson Cos.
3,900	2.74%, 06/19/2014 ±	3,452
	Kenan Advantage Group
7,825	2.98%, 12/16/2011 ±☼	7,551
	Swift Transportation Co., Inc.
51,822	8.25%, 05/10/2014 ±☼	49,544
		63,209
	Utilities - 4.6%
	Astoria Generating Co. Acquisitions LLC
3,294	2.00%, 02/23/2012 ±	3,161
17,500	4.01%, 08/23/2013 ±	16,499
	BRSP LLC
14,651	7.50%, 06/24/2014 ±	14,377
	Calpine Corp.
57,207	3.14%, 03/29/2014 ±	53,976
	NRG Energy, Inc.
4,154	2.00%, 02/01/2013 ±	4,023
	Reliant Energy, Inc.
9,000	1.98%, 06/30/2014 ◊	8,520
	Texas Competitive Electric Holdings Co.
	LLC
29,980	3.73%, 10/10/2014 ±☼	24,138
33,949	3.78%, 10/10/2014 ±☼	27,784

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 79.5% - (continued)
	Utilities - 4.6% - (continued)
	TPF Generation Holdings LLC
$2,245	2.18%, 12/15/2013 ◊	$2,159
703	2.28%, 12/15/2011 ◊	663
5,786	2.23%, 12/15/2013 ±	5,633
15,744	4.48%, 12/21/2014 ±	13,933
		174,866
	Total senior floating rate interests: non-
	investment grade
	(cost $2,997,016)	$2,994,211

COMMON STOCKS - 0.4%
	Automobiles & Components - 0.4%
231	Lear Corp. ●	$15,904

	Utilities - 0.0%
4	Calpine Corp. ●	42

	Total common stocks
	(cost $12,770)	$15,946

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂	$48

	Total warrants
	(cost $–)	$48

	Total long-term investments
	(cost $3,535,962)	$3,562,829

SHORT-TERM INVESTMENTS - 8.1%
	Investment Pools and Funds - 6.3%
	JP Morgan U.S. Government Money
135,176	Market Fund	$135,176
	State Street Bank U.S. Government
–	Money Market Fund	–
	Wells Fargo Advantage Government
102,001	Money Market Fund	102,001
		237,177
	Repurchase Agreements - 1.8%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in
	the amount of $39,567, collateralized by
	U.S. Treasury Bond 4.38% - 5.25%, 2028
	- 2039, value of $40,877)
$39,567	0.090%, 1/29/2010	39,567
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $16,765,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $17,101)
16,765	0.100%, 1/29/2010	16,765
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$12,896, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $13,195)
$12,896	0.080%, 1/29/2010		$12,896
			69,228
	Total short-term investments
	(cost $306,405)		$306,405

	Total investments
	(cost $3,842,367) ▲	102.7%	$3,869,234
	Other assets and liabilities	(2.7)%	(102,193)
	Total net assets	100.0%	$3,767,041

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.5% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $3,847,845 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$128,720
Unrealized Depreciation	(107,331)
Net Unrealized Appreciation	$21,389

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $132,748, which represents 3.52% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $222,309.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2010.

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Ω	Debt security in default due to bankruptcy.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR ─ EURO

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$2,600	Bayview Financial Acquisition
		Trust, 2.38%, 05/28/2037	$2,600
04/2006 -	$8,440	Buckeye Check Cashing, Inc.,
05/2008		3.04%, 05/01/2012	8,219
03/2007 -	$4,841	Cardinal Logistics Management,
01/2010		12.50%, 09/23/2013	4,750
03/2006 -	$11,689	Caribe Information Investment,
06/2007		Inc., 2.52%, 03/29/2013	11,704
07/2009	19	Cumulus Media, Inc. Warrants	–
03/2007	$1,463	F & W Publications, Inc., New
		Term Loan B, 0.00%, 08/05/2012	1,462
03/2007 -	$4,500	F & W Publications, Inc., Second
08/2007		Lien Term Loan, 0.00%,
		08/05/2012	4,492
02/2006 -	$6,950	F & W Publications, Inc., Tranche
11/2006		B Term Loan, 0.00%, 08/05/2012	6,952
11/2007	$2,665	Generics International, Inc., 3.75%,
		11/19/2014	2,639
06/2007	$3,250	Golden Nugget, Inc., 3.51%,
		12/31/2014	3,250
03/2007	$16,831	Goldman Sachs Mortgage
		Securities Corp., 1.73%,
		02/01/2012 - Reg D	16,831
04/2007	$3,851	HMSC Corp., 2.50%, 04/03/2014	3,854
07/2007 -	$7,000	Lincoln Industries Corp., 6.04%,
01/2010		01/10/2015	6,444
04/2007 -	$7,670	MacAndrews Amg Holdings LLC,
01/2008		6.00%, 04/17/2012	7,571
03/2007 -	$17,352	MacQuarie Aircraft Leasing
05/2007		Finance S.A., 1.73%, 11/29/2013	17,352
03/2007 -	$9,792	MacQuarie Aircraft Leasing
06/2009		Finance S.A., 4.23%, 11/29/2013	6,956
02/2007 -	$4,000	Penton Media, Inc., 0.00%,
05/2007		02/06/2014	4,039
02/2006 -	$14,229	Raycom TV Broadcasting, Inc.,
05/2007		1.81%, 06/25/2014	14,223
06/2008 -	$5,178	Turbo Beta Ltd., 14.50%,
11/2009		03/12/2018	5,178
06/2007	$7,500	Wynn Resorts Ltd., 1.98%,
		06/27/2014	7,500

The aggregate value of these securities at January 31, 2010 was $98,406 which represents 2.61% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, refer to the Fund’s most recent shareholder report.

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at January 31, 2010

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank	LCDX North American Index	Buy	5.00%	12/20/14	$150,000	$2,454
						$2,454

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$14,321	$–	$3	$14,318
Common Stocks ‡	15,946	15,946	–	–
Corporate Bonds: Investment Grade	123,125	–	115,763	7,362
Corporate Bonds: Non-Investment Grade	344,213	–	344,213	–
Senior Floating Rate Interests: Investment Grade	70,965	–	70,965	–
Senior Floating Rate Interests: Non-Investment Grade	2,994,211	–	2,994,211	–
Warrants ‡	48	48	–	–
Short-Term Investments	306,405	237,177	69,228	–
Total	$3,869,234	$253,171	$3,594,383	$21,680
Other Financial Instruments *	$2,454	$–	$2,454	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$12,019	$—	$2,306	*	$(7)	$—	$14,318
Corporate Bonds and Senior Floating Rate Interests	40,951	2	282	†	(2)	(33,871)	7,362
Total	$52,970	$2	$2,588		$(9)	$(33,871)	$21,680
___________________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $2,306.
† Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $282.

10

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Banks - 1.1%
22	Wells Fargo & Co.	$634

	Capital Goods - 8.8%
22	Deere & Co.	1,114
13	Flowserve Corp.	1,145
14	General Electric Co.	228
30	Honeywell International, Inc.	1,140
10	Precision Castparts Corp.	1,000
22	WESCO International, Inc. ●	613
		5,240
	Consumer Durables & Apparel - 1.3%
22	Coach, Inc.	753

	Consumer Services - 3.5%
10	Apollo Group, Inc. Class A ●	588
6	ITT Educational Services, Inc. ●	581
14	McDonald's Corp.	899
		2,068
	Diversified Financials - 1.6%
26	Ameriprise Financial, Inc.	979

	Energy - 4.9%
13	Apache Corp.	1,313
28	Noble Corp.	1,129
11	Ultra Petroleum Corp. ●	501
		2,943
	Food & Staples Retailing - 3.3%
20	CVS/Caremark Corp.	660
25	Wal-Mart Stores, Inc.	1,325
		1,985
	Food, Beverage & Tobacco - 2.2%
22	PepsiCo, Inc.	1,330

	Health Care Equipment & Services - 5.9%
13	Covidien plc	652
10	Express Scripts, Inc. ●	839
28	St. Jude Medical, Inc. ●	1,057
28	UnitedHealth Group, Inc.	937
		3,485
	Household & Personal Products - 3.9%
14	Colgate-Palmolive Co.	1,128
20	Procter & Gamble Co.	1,219
		2,347
	Insurance - 3.5%
18	Aflac, Inc.	891
52	Assured Guaranty Ltd.	1,174
		2,065
	Materials - 3.1%
14	Barrick Gold Corp.	494
6	Potash Corp. of Saskatchewan, Inc.	616
4	Rio Tinto plc ADR	795
		1,905
	Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
22	Abbott Laboratories	1,180
28	AstraZeneca plc ADR	1,288
21	Celgene Corp. ●	1,198
64	Pfizer, Inc.	1,198
21	Teva Pharmaceutical Industries Ltd. ADR	1,191
20	Thermo Fisher Scientific, Inc. ●	905
		6,960
	Retailing - 6.3%
2	Amazon.com, Inc. ●	276
10	Best Buy Co., Inc.	359
26	Lowe's Co., Inc.	569
18	Nordstrom, Inc.	636
25	Staples, Inc.	577
22	The Buckle, Inc.	655
17	TJX Cos., Inc.	662
		3,734
	Semiconductors & Semiconductor Equipment - 1.6%
24	Analog Devices, Inc.	636
14	Texas Instruments, Inc.	322
		958
	Software & Services - 15.6%
19	Accenture plc	771
12	Alliance Data Systems Corp. ●	737
4	BMC Software, Inc. ●	155
41	eBay, Inc. ●	944
2	Google, Inc. ●	1,175
12	Longtop Financial Technologies Ltd. ●	416
83	Microsoft Corp.	2,336
59	Oracle Corp.	1,360
10	Visa, Inc.	812
32	Western Union Co.	601
		9,307
	Technology Hardware & Equipment - 17.2%
10	Apple, Inc. ●	1,979
77	Cisco Systems, Inc. ●	1,725
35	Corning, Inc.	626
74	EMC Corp. ●	1,230
31	Hewlett-Packard Co.	1,445
14	IBM Corp.	1,750
23	Qualcomm, Inc.	882
9	Research In Motion Ltd. ●	592
		10,229
	Transportation - 1.5%
16	United Parcel Service, Inc. Class B	919

	Total common stocks
	(cost $50,770)	$57,841

	Total long-term investments
	(cost $50,770)	$57,841

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $22,
	collateralized by FNMA 5.00%, 2033, value
	of $22)
$21	0.12%, 1/29/2010	$21

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Repurchase Agreements - 0.9% - (continued)
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $76,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $78)
$76	0.12%, 1/29/2010		$76
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $226,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $230)
226	0.12%, 1/29/2010		226
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $114,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $117)
114	0.12%, 1/29/2010		114
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $1)
1	0.09%, 1/29/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $125, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $127)
125	0.11%, 1/29/2010		125
			563
	Total short-term investments
	(cost $563)		$563

	Total investments
	(cost $51,333) ▲	97.8%	$58,404
	Other assets and liabilities	2.2%	1,295
	Total net assets	100.0%	$59,699

Note:
Percentage of investments as shown is the ratio of the total market  value to total net assets. Market value of investments in foreign  securities represents 8.9% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $53,142 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,368
Unrealized Depreciation	(2,106)
Net Unrealized Appreciation	$5,262

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$57,841	$57,841	$–	$–
Short-Term Investments	563	–	563	–
Total	$58,404	$57,841	$563	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.4%
COMMON STOCKS - 138.4%
	Automobiles & Components - 1.7%
4	Nissan Motor Co., Ltd. ADR ‡	$68
1	Thor Industries, Inc. ‡	18
–	Toyota Motor Corp. ADR ‡	37
		123
	Banks - 13.5%
1	Banco Bilboa Vizcaya SP ADR ‡	22
1	Banco de Chile ADR ‡	56
–	Banco Santander Chili S.A. ADR ‡	29
2	Banco Santander S.A. ADR ‡	26
–	Bank of Hawaii Corp. ‡	15
1	Bank of Montreal ‡	45
1	BB&T Corp. ‡	36
1	Canadian Imperial Bank of Commerce ‡	33
–	Cullen/Frost Bankers, Inc. ‡	6
1	First Niagara Financial Group, Inc. ‡	11
–	FirstMerit Corp. ‡	9
2	FNB Corp. ‡	18
–	Hancock Holding Co. ‡	7
1	HSBC Holdings plc ADR ‡	52
1	Hudson City Bancorp, Inc. ‡	9
–	Iberiabank Corp. ‡	6
40	Mitsubishi UFJ Financial Group, Inc. ADR ‡	205
8	Mizuho Financial Group, Inc. ADR ‡	29
2	National Bank of Greece S.A. ADR ‡	10
1	Royal Bank of Canada ‡	65
–	Shinhan Financial Group Co., Ltd. ADR ‡	13
1	Sterling Bancshares, Inc. ‡	4
–	SunTrust Banks, Inc. ‡	5
1	Toronto-Dominion Bank ADR ‡	79
–	Trustmark Corp. ‡	7
3	US Bancorp ‡	66
1	Wells Fargo & Co. ‡	26
1	Westpac Banking Corp. ADR ‡	87
		976
	Basic Materials - 0.6%
2	RPM International, Inc. ‡	44

	Capital Goods - 11.6%
1	3M Co. ‡	107
1	ABB Ltd. ADR ‡	22
4	Aircastle Ltd. ‡	34
1	Boeing Co. ‡	36
1	Caterpillar, Inc. ‡	66
–	Crane Co. ‡	10
1	Eaton Corp. ‡	41
1	Emerson Electric Co. ‡	62
2	General Electric Co. ‡	29
–	Honeywell International, Inc. ‡	18
1	Hubbell, Inc. Class B ‡	25
–	Illinois Tool Works, Inc. ‡	8
1	Ingersoll-Rand plc ‡	29
3	Insteel Industries, Inc. ‡	26
3	Masco Corp. ‡	39
–	Northrop Grumman Corp. ‡	22
1	Oshkosh Corp. ‡	45
1	Rockwell Automation, Inc. ‡	54
1	Siemens AG ADR ‡	71
–	Stanley Works ‡	19
7	Tomkins plc ADR ‡	78
		841
	Commercial & Professional Services - 3.3%
1	Avery Dennison Corp. ‡	28
2	Cintas Corp.	38
1	Corporate Executive Board Co. ‡	28
2	Deluxe Corp. ‡	39
2	Pitney Bowes, Inc. ‡	34
2	R.R. Donnelley & Sons Co. ‡	36
1	Waste Management, Inc. ‡	33
		236
	Consumer Durables & Apparel - 1.8%
–	National Presto Industries, Inc. ‡	10
1	Panasonic Corp. ‡	19
–	Polaris Industries, Inc. ‡	10
1	Sony Corp. ADR ‡	42
1	Tupperware Brands Corp. ‡	27
–	V.F. Corp. ‡	23
		131
	Consumer Services - 3.3%
3	McDonald's Corp. ‡	173
1	Starwood Hotels & Resorts ‡	28
1	Wynn Resorts Ltd. ●‡	35
		236
	Diversified Financials - 7.4%
1	American Express Co. ‡	20
–	Ameriprise Financial, Inc. ‡	18
2	Apollo Investment Corp. ‡	19
2	Bank of America Corp. ‡	36
1	Bank of New York Mellon Corp. ‡	17
–	BlackRock, Inc. ‡	56
–	Credit Suisse Group ADR ‡	14
–	Eaton Vance Corp. ‡	13
1	Federated Investors, Inc.	37
–	Franklin Resources, Inc. ‡	10
1	JP Morgan Chase & Co. ‡	37
2	Morgan Stanley ‡	48
2	NYSE Euronext ‡	53
2	Orix Corp. ADR ‡	82
1	Prospect Capital Corp. ‡	7
2	SEI Investments Co. ‡	27
1	Waddell and Reed Financial, Inc. Class A ‡	43
		537
	Energy - 19.4%
4	BP plc ADR ‡	244
–	Cenovus Energy, Inc. ‡	8
1	Chevron Corp. ‡	72
–	CNOOC Ltd. ADR ‡	17
1	ConocoPhillips Holding Co. ‡	27
3	DHT Maritime, Inc. ‡	13
–	Diamond Offshore Drilling, Inc. ‡	36
–	EnCana Corp. ADR ‡	11
3	Enerplus Resources Fund ‡	68
1	Eni S.p.A. ADR ‡	62
1	Exxon Mobil Corp. ‡	70
–	Frontline Ltd. ‡	9

1

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.4% - (continued)
COMMON STOCKS - 138.4% - (continued)
	Energy - 19.4% - (continued)
3	General Maritime Corp. ‡	$25
–	Knightsbridge Tankers Ltd. ADR ‡	5
2	Marathon Oil Corp. ‡	57
1	Overseas Shipholding Group, Inc. ‡	37
1	Patterson-UTI Energy, Inc. ‡	16
2	Pengrowth Energy Trust ‡	19
6	Precision Drilling Trust ‡	43
1	Repsol-YPF S.A. ADR ‡	33
2	Royal Dutch Shell plc ADR ‡	126
4	Ship Finance International Ltd. ‡	61
2	Spectra Energy Corp. ‡	44
2	Sunoco, Inc. ‡	52
4	Total S.A. ADR ‡	222
1	Williams Cos., Inc. ‡	23
2	WSP Holdings Ltd. ‡	7
		1,407
	Food & Staples Retailing - 1.0%
2	Supervalu, Inc. ‡	36
1	Sysco Corp. ‡	35
		71
	Food, Beverage & Tobacco - 6.9%
1	Coca-Cola Co. ‡	54
1	H.J. Heinz Co. ‡	30
1	Kraft Foods, Inc. ‡	32
1	Lorillard, Inc. ‡	47
–	PepsiCo, Inc. ‡	16
2	Philip Morris International, Inc. ‡	81
2	Reynolds American, Inc. ‡	88
3	Unilever N.V. NY Shares ADR ‡	105
1	Universal Corp. ‡	29
1	Vector Group Ltd. ‡	18
		500
	Health Care Equipment & Services - 3.0%
–	Atrion Corp. ‡	34
–	Becton, Dickinson & Co. ‡	25
3	Brookdale Senior Living, Inc. ●‡	51
1	Computer Programs and Systems, Inc. ‡	21
–	Fresenius Medical Care AG ADR ‡	14
–	Landauer, Inc. ‡	6
2	STERIS Corp. ‡	43
–	Teleflex, Inc. ‡	20
		214
	Household & Personal Products - 0.6%
1	Kimberly-Clark Corp. ‡	47

	Insurance - 5.9%
1	Aflac, Inc. ‡	41
2	Allstate Corp. ‡	45
3	Axa ADR ‡	55
–	Axis Capital Holdings Ltd. ‡	10
1	Brown & Brown, Inc. ‡	16
1	Chubb Corp. ‡	35
2	Fidelity National Financial, Inc. ‡	31
2	Manualife Financial Corp. ‡	31
3	Old Republic International Corp. ‡	36
3	Prudential Financial, Inc. ‡	53
1	Sun Life Financial ‡	29
–	Travelers Cos., Inc. ‡	15
1	Unitrin, Inc. ‡	30
		427
	Materials - 6.7%
1	ArcelorMittal ADR ‡	47
1	BHP Billiton Ltd. ADR ‡	80
3	Dow Chemical Co. ‡	90
2	E.I. DuPont de Nemours & Co. ‡	54
–	Lubrizol Corp. ‡	33
1	MeadWestvaco Corp. ‡	21
–	Nucor Corp. ‡	18
1	Olin Corp. ‡	20
2	Southern Copper Corp. ‡	53
1	Syngenta AG ADR ‡	34
–	Weyerhaeuser Co. ‡	13
1	Worthington Industries, Inc. ‡	21
		484
	Media - 2.8%
1	A.H. Belo Corp. Class A ●‡	8
2	DISH Network Corp. ‡	34
3	Grupo Televisa S.A. ADR ‡	53
1	McGraw-Hill Cos., Inc. ‡	20
–	Meredith Corp. ‡	12
1	Sham Communications, Inc. ‡	25
2	Time Warner, Inc. ‡	54
		206
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
1	Abbott Laboratories ‡	39
2	AstraZeneca plc ADR ‡	103
4	Bristol-Myers Squibb Co. ‡	96
4	Eli Lilly & Co. ‡	136
–	Johnson & Johnson ‡	26
1	Merck & Co., Inc.	56
3	Sanofi-Aventis S.A. ADR ‡	107
		563
	Real Estate - 4.7%
2	Annaly Capital Management, Inc. ‡	36
2	Anworth Mortgage Asset Corp. ‡	14
3	Apartment Investment & Management Co. ‡	46
1	Brookfield Properties Corp. ‡	8
1	Capstead Mortgage Corp. ‡	7
2	Duke Realty, Inc. ‡	18
–	Entertainment Properties Trust ‡	9
–	HCP, Inc. ‡	8
–	Health Care, Inc. ‡	15
1	Hospitality Properties Trust ‡	26
5	HRPT Properties Trust ‡	34
–	Inland Real Estate Corp. ‡	3
2	Medical Properties Trust, Inc. ‡	19
1	MFA Mortgage Investments, Inc. ‡	9
1	Nationwide Health Properties, Inc. ‡	41
3	Northstar Realty Finance Corp. ‡	13
3	Resource Capital Corp. ‡	14
1	UDR, Inc. ‡	19
		339
	Retailing - 2.7%
1	Asbury Automotive Group ●‡	12
2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.4% - (continued)
COMMON STOCKS - 138.4% - (continued)
	Retailing - 2.7% - (continued)
–	Barnes & Noble, Inc. ‡	$5
2	Foot Locker, Inc. ‡	18
–	Genuine Parts Co. ‡	17
–	Home Depot, Inc. ‡	7
–	J.C. Penney Co., Inc. ‡	8
1	Limited Brands, Inc. ‡	26
1	Macy's, Inc. ‡	20
3	OfficeMax, Inc. ●‡	44
1	The Buckle, Inc. ‡	22
1	Williams-Sonoma, Inc. ‡	15
		194
	Semiconductors & Semiconductor Equipment - 3.6%
1	Analog Devices, Inc. ‡	17
8	Himax Techologies, Inc. ADR ‡	23
2	Intel Corp. ‡	47
2	Intersil Corp. ‡	32
1	Linear Technology Corp. ‡	14
1	Maxim Integrated Products, Inc. ‡	19
1	Microchip Technology, Inc. ‡	33
7	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR ‡	76
		261
	Software & Services - 3.3%
–	AOL, Inc. ●‡	4
–	Automatic Data Processing, Inc. ‡	16
3	Earthlink, Inc. ‡	23
1	Infosys Technologies Ltd. ADR ‡	55
13	iPass, Inc. ‡	14
2	Paychex, Inc. ‡	64
1	S.p.A. ADR ‡	55
		231
	Technology Hardware & Equipment - 4.9%
3	Canon, Inc. ADR ‡	132
1	Fujifilm Holdings Corp. ‡	20
–	Hitachi Ltd. ‡	16
2	Jabil Circuit, Inc. ‡	34
1	Molex, Inc. ‡	23
4	Nokia Corp. ‡	60
5	Seagate Technology ‡	75
		360
	Telecommunication Services - 9.4%
2	Alaska Communication Systems Holdings,
	Inc.‡	16
5	AT&T, Inc. ‡	119
2	Deutsche Telekom AG ADR ‡	24
1	France Telecom S.A. ADR ‡	28
7	Frontier Communications Corp. ‡	50
1	Hutchison Telecom International Ltd. ADR ●‡	6
1	Hutchison Telecommunications ADR ‡	3
1	Partner Communications Co., Ltd. ADR ‡	15
1	Philippine Long Distance Telephone Co.
	ADR‡	28
1	Portugal Telecom S.A. ADR ‡	13
9	Qwest Communications International, Inc. ‡.	37
2	SK Telecom Co., Ltd. ADR ‡	37
1	Telefonica S.A. ADR ‡	48
2	Telefonos de Mexico S.A. ADR Class L ‡	34
2	Verizon Communications, Inc. ‡		70
6	Vodafone Group plc ADR ‡		133
2	Windstream Corp. ‡		17
			678
	Transportation - 2.1%
1	Genco Shipping & Trading Ltd. ●‡		26
1	Grupo Aeroportuario del Pacifico SAB de CV
	ADR ‡		35
3	Lan Airlines S.A. ADR ‡		50
2	Werner Enterprises, Inc. ‡		39
			150
	Utilities - 10.4%
1	AGL Resources, Inc. ‡		35
2	Ameren Corp. ‡		39
1	American Electric Power Co., Inc. ‡		36
3	CenterPoint Energy, Inc. ‡		41
–	CIA Saneamento Basico De Estado de Sao
	Paulo ‡		9
1	Consolidated Edison, Inc. ‡		52
1	DTE Energy Co. ‡		41
3	Enersis S.A. ADS- Electric Utility Chile ‡		69
1	National Grid plc ‡		69
1	Oneok, Inc. ‡		23
3	Pepco Holdings, Inc. ‡		48
2	Pinnacle West Capital Corp. ‡		74
1	Progress Energy, Inc. ‡		48
1	SCANA Corp. ‡		32
3	Southern Co. ‡		94
2	TECO Energy, Inc. ‡		26
1	Vectren Corp. ‡		22
			758
	Total common stocks
	(cost $10,234)		$10,014

	Total long-term investments
	(cost $10,234)		$10,014

SHORT-TERM INVESTMENTS - 2.0%
	Investment Pools and Funds - 2.0%
	State Street Bank U.S. Government Money
144	Market Fund		$144

	Total short-term investments
	(cost $144)		$144

	Total long positions
	(cost $10,378)▲	140.4%	$10,158
	Securities sold short
	(proceeds $2,601)▲	(40.3)%	(2,916)
	Other assets and liabilities	(0.1)%	(8)
	Total net assets	100.0%	$7,234

3

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 40.3%
COMMON STOCK – 40.3%
	Automobiles & Components - 0.5%
1	Dana Holding Corp.●	$14
1	Tenneco Automotive, Inc.●	21
		35
	Banks - 0.2%
1	Signature Bank●	18
	Capital Goods - 3.4%
–	Astec Industries, Inc.●	5
1	BE Aerospace, Inc.●	23
–	Ceradyne, Inc.●	8
1	Colfax Corp.●	8
–	Enpro Industries, Inc.●	8
–	ESCO Technologies, Inc	11
1	Flow International Corp.●	4
1	Gardner Denver Machinery, Inc	28
1	Hexcel Corp.●	7
–	Kadant, Inc.●	5
2	McDermott International, Inc.●	40
–	Moog, Inc. Class A●	6
1	Polypore International, Inc.●	7
–	RBS Bearings, Inc.●	7
1	Spirit Aerosystems Holdings, Inc.●	22
–	Stanley, Inc.●	9
1	Tecumseh Products Co. Class A●	8
1	Titan International, Inc	9
–	Titan Machinery, Inc.●	5
–	TransDigm Group, Inc	17
1	Trimas Corp.●	7
		244
	Commercial & Professional Services - 1.1%
1	Consolidated Graphics, Inc.●	26
1	Navigant Consulting, Inc.●	10
2	Spherion Corp.●	12
–	Stericycle, Inc.●	12
1	Waste Connections, Inc.●	20
		80
	Consumer Durables & Apparel - 1.1%
1	Gildan Activewear, Inc.●	14
1	Hanesbrands, Inc.●	24
–	Jakks Pacific, Inc.●	5
1	Mohawk Industries, Inc.●	23
–	Universal Electronics, Inc.●	10
		76
	Consumer Services - 1.5%
2	Gaylord Entertainment Co.●	32
1	Grand Canyon Education, Inc.●	13
2	Lakes Entertainment, Inc.●	5
1	Scientific Games Corp. Class A●	20
1	Sonic Corp.●	6
1	Starbucks Corp.●	15
1	Texas Roadhouse, Inc.●	12
–	Universal Technical Institute, Inc.●	8
		111
	Consumer Staples - 0.2%
–	Seaboard Corp	16

	Diversified Financials - 0.2%
–	Nasdaq OMX Group, Inc.●	6
–	Riskmetrics Group, Inc.●	8
		14
	Energy - 4.4%
–	Arena Resources, Inc.●	8
–	Bill Barrett Corp.●	9
–	Bristow Group, Inc.●	6
1	Bronco Drilling Co., Inc.●	6
–	Carrizo Oil & Gas, Inc.●	8
1	Continental Resources, Inc.●	33
1	Denbury Resources, Inc.●	17
1	Forest Oil Corp.●	28
–	Goodrich Petroleum Corp.●	6
4	Hercules Offshore, Inc.●	16
1	Hess Corp	35
1	Key Energy Services, Inc.●	9
4	Parker Drilling Co.●	20
1	Petrohawk Energy Corp.●	25
–	Plains Exploration & Production Co.●	8
2	Sandridge Energy, Inc.●	14
1	Suncor Energy, Inc	34
1	TETRA Technologies, Inc.●	12
–	Ultra Petroleum Corp.●	21
		315
	Food & Staples Retailing - 0.5%
1	United Natural Foods, Inc.●	37

	Food, Beverage & Tobacco - 1.9%
1	Chiquita Brands International, Inc.●	16
–	Dean Foods Co.●	6
1	Dr. Pepper Snapple Group	41
1	Hain Celestial Group, Inc.●	18
–	Hansen National Corp.●	10
2	Omega Protein Corp.●	8
2	Smithfield Foods, Inc.●	37
		136
	Health Care Equipment & Services - 0.3%
1	Boston Scientific Corp.●	8
–	Hologic, Inc.●	7
–	NuVasive, Inc.●	5
		20
	Household & Personal Products - 0.1%
–	Energizer Holdings, Inc.●	6

	Insurance - 0.2%
3	Conseco, Inc.●	12

	Materials - 3.0%
–	Agnico Eagle Mines Ltd	12
1	Buckeye Technologies, Inc.●	16
–	Deltic Timber Corp	10
–	FMC Corp	25
8	Graphic Packaging Holding Co.●	26
–	Haynes International, Inc	14
2	Headwaters, Inc.●	12
1	Intrepid Potash, Inc.●	29
1	Rockwood Holdings, Inc.●	12

4

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 40.3% - (continued)
COMMON STOCK – 40.3% - (continued)
	Materials - 3.0% - (continued)
1	RTI International Metals, Inc.●	$23
2	Sterlite Industries Ltd	34
		213
	Media - 0.7%
2	CTC Media, Inc.●	27
1	DirecTV Class A●	16
–	Liberty Media-Starz - Series A●	2
–	Scholastic Corp	3
		48
	Pharmaceuticals, Biotechnology & Life
	Sciences - 2.5%
1	Auxilium Pharmaceuticals, Inc.●	16
2	Caraco Pharmaceutical Laboratories Ltd.●	8
3	Cypress Bioscience●	14
5	DURECT Corp.●	10
5	Elan Corp. plc ADR●	36
1	Impax Laboratories, Inc.●	12
–	Optimer Pharmaceuticals, Inc.●	6
1	Questcor Pharmaceuticals●	3
2	Salix Pharmaceuticals Ltd.●	54
3	SuperGen, Inc.●	9
1	Xenoport, Inc.●	16
		184
	Real Estate - 0.3%
1	Douglas Emmett, Inc	20

	Retailing - 1.3%
1	AnnTaylor Stores Corp.●	11
2	Chico's FAS, Inc.●	30
1	Collective Brands, Inc.●	10
1	Liberty Media - Interactive A●	11
1	LKQ Corp.●	11
–	O'Reilly Automotive, Inc.●	13
2	Sally Beauty Co., Inc.●	13
		99
	Semiconductors & Semiconductor
	Equipment - 3.2%
1	Applied Micro Circuits Corp.●	7
4	Arm Holdings plc	34
–	Atheros Communications, Inc.●	13
6	Atmel Corp.●	26
–	Cavium Networks, Inc.●	8
–	Cymer, Inc.●	6
1	Diodes, Inc.●	18
–	Lam Research Corp.●	14
3	LSI Corp.●	17
3	Micron Technology, Inc.●	30
1	Microsemi Corp.●	14
–	MKS Instruments, Inc.●	6
1	Rambus, Inc.●	19
3	RF Micro Devices, Inc.●	11
1	Teradyne, Inc.●	8
		231
	Services - 0.2%
1	Live Nation Entertainment, Inc.●	13

	Software & Services - 2.1%
–	Affiliated Computer Services, Inc. Class A●	29
1	Ariba, Inc.●	11
–	Computer Sciences Corp.●	18
–	EPIQ Systems, Inc.●	5
–	IAC/Interactive Corp.●	8
–	Informatica Corp.●	9
2	Internet Capital●	14
2	Liquidity Services, Inc.●	22
1	Mentor Graphics Corp.●	8
1	Red Hat, Inc.●	19
–	Tyler Corp.●	8
1	Valueclick, Inc.●	8
		159
	Technology Hardware & Equipment - 3.2%
–	Agilent Technologies, Inc.●	8
1	Aruba Networks, Inc.●	8
1	Ciena Corp.●	8
1	Cogent, Inc.●	6
2	Cogo Group, Inc.●	11
–	Coherent, Inc.●	8
–	DG Fastchannel, Inc.●	8
–	Hughes Communications, Inc.●	11
1	Infinera Corp.●	7
1	Intermec, Inc.●	17
1	Juniper Networks, Inc.●	17
–	Maxwell Technologies, Inc.●	7
1	Polycom, Inc.●	32
–	Research In Motion Ltd.●	16
2	Sanmina-Sci Corp.●	27
3	Tellabs, Inc.●	16
1	Trimble Navigation Ltd.●	18
–	ViaSat, Inc.●	8
		233
	Telecommunication Services - 4.2%
1	Cbeyond, Inc.●	18
1	Crown Castle International Corp.●	43
1	Leap Wireless International, Inc.●	18
20	Level 3 Communications Corp.●	27
1	NII Holdings, Inc. Class B●	34
1	Premiere Global Services, Inc.●	6
1	SBA Communications Corp.●	43
1	Syniverse Holdings, Inc.●	13
3	Telmex Internacional	50
1	TW Telecom, Inc.●	21
1	US Cellular Corp.●	32
		305
	Transportation - 0.4%
–	American Commercial Lines, Inc.●	6
1	Atlas Air Worldwide Holdings, Inc.●	23
		29
	Utilities - 3.6%
1	Allegheny Energy, Inc	11
2	Calpine Corp.●	23
–	CH Energy Group	5
9	Dynegy Holdings, Inc.●	15
1	El Paso Electric Co.●	24
1	EQT Corp	27

5

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT – 40.3% - (continued)
COMMON STOCK – 40.3% - (continued)
	Utilities - 3.6% - (continued)
–	FPL Group, Inc		$15
1	MDU Resources Group, Inc		29
–	Northwest Natural Gas Co		19
1	Ormat Technologies, Inc		21
1	PG&E Corp		24
4	RRI Energy, Inc.●		20
–	South Jersey Industries, Inc		12
–	Wisconsin Energy Corp		17
			262
	Total common stock
	(proceeds $2,601)		$2,916
	Total securities sold short
	(proceeds $2,601)	40.3%	$2,916

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 52.6% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲
At January 31, 2010, the cost of securities (net proceeds received from securities sold short) for federal income tax purposes was $7,815 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,528
Unrealized Depreciation	(2,101)
Net Unrealized Depreciation	$(573)

●	Security has not paid a dividend during the Fund's fiscal year.

‡	All or a portion of this security is held in a segregated account to cover the Fund's short position.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country - Securities Sold Short
as of January 31, 2010

Country	Percentage of Net Assets
Canada	1.0%
India	0.5%
Ireland	0.5%
Mexico	0.7%
United Kingdom	0.5%
United States	37.1%
Total	40.3%

Diversification by Country - Long Positions
as of January 31, 2010

Country	Percentage of Net Assets
Australia	2.3%
Canada	6.3
Chile	2.8
Finland	0.8
France	5.8
Germany	2.3
Greece	0.1
Hong Kong	0.4
India	0.8
Israel	0.2
Italy	0.8
Japan	8.9
Luxembourg	0.7
Mexico	1.7
Netherlands	1.5
Norway	0.1
Philippines	0.4
Portugal	0.2
South Korea	0.7
Spain	1.8
Switzerland	1.0
Taiwan	1.4
United Kingdom	11.6
United States	85.8
Short-Term Investments	2.0
Total Long Positions	140.4
Short Positions	(40.3)
Other Assets and Liabilities	(0.1)
Total	100.0%

6

The Hartford Global Enhanced Dividend Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$10,014	$10,014	$–	$–
Short-Term Investments	144	144	–	–
Total	$10,158	$10,158	$–	$–
Liabilities:
Securities Sold Short - Common Stock ‡	$2,916	$2,916	$–	$–
Total	$2,916	$2,916	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

7

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 2.4%
122	Daimler AG		$5,601
666	Nissan Motor Co., Ltd.		5,414
			11,015
	Banks - 5.8%
359	Banco Santander Central Hispano S.A.		5,131
2,375	BOC Hong Kong Holdings Ltd.		4,936
261	Itau Unibanco Banco Multiplo S.A. ADR		5,005
915	Mitsubishi UFJ Financial Group, Inc.		4,710
273	Standard Chartered plc		6,286
			26,068
	Capital Goods - 10.4%
71	Danaher Corp.		5,087
140	Illinois Tool Works, Inc.		6,090
183	Ingersoll-Rand plc		5,934
87	Parker-Hannifin Corp.		4,864
45	Precision Castparts Corp.		4,778
55	Siemens AG		4,925
49	SMC Corp.		5,854
224	Sunpower Corp. ●		4,559
86	Vestas Wind Systems A/S ●		4,505
			46,596
	Consumer Durables & Apparel - 3.0%
107	Adidas-Salomon AG		5,444
144	Coach, Inc.		5,037
277	Sharp Corp.		3,307
			13,788
	Consumer Services - 3.5%
673	MGM Mirage, Inc. ●		7,439
3,042	Sands China Ltd. ●		4,301
3,019	Wynn Macau Ltd. ●		3,834
			15,574
	Diversified Financials - 4.8%
383	Bank of America Corp.		5,817
37	Goldman Sachs Group, Inc.		5,458
140	JP Morgan Chase & Co.		5,432
377	UBS AG		4,922
			21,629
	Energy - 8.6%
258	BG Group plc		4,736
70	Canadian Natural Resources Ltd.		4,455
51	EOG Resources, Inc.		4,646
112	Hess Corp.		6,444
144	National Oilwell Varco, Inc.		5,869
125	Petroleo Brasileiro S.A. ADR		5,064
123	Schlumberger Ltd.		7,799
			39,013
	Food & Staples Retailing - 1.3%
108	Metro AG		5,945

	Food, Beverage & Tobacco - 2.9%
179	British American Tobacco plc		5,927
47	Heineken N.V.		2,338
104	Nestle S.A.		4,923
			13,188
	Health Care Equipment & Services - 1.1%
168	Aetna, Inc.		5,041

	Household & Personal Products - 1.4%
123	Reckitt Benckiser Group plc		6,390

	Insurance - 1.5%
357	Ping An Insurance (Group) Co.		2,767
80	Prudential Financial, Inc.		3,989
			6,756
	Materials - 10.4%
169	Anglo American plc		6,216
181	Barrick Gold Corp.		6,285
292	BHP Billiton plc		8,558
93	JFE Holdings, Inc.		3,237
90	Mosaic Co.		4,822
60	Praxair, Inc.		4,519
101	Shin-Etsu Chemical Co., Ltd.		5,256
494	Xstrata plc		8,010
			46,903
	Media - 1.0%
479	WPP plc		4,424

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
169	Amgen, Inc. ●		9,854
40	Celgene Corp. ●		2,294
55	Roche Holding AG		9,164
137	Teva Pharmaceutical Industries Ltd. ADR		7,788
			29,100
	Real Estate - 1.0%
1,257	Hang Lung Properties Ltd.		4,266

	Retailing - 6.8%
48	Amazon.com, Inc. ●		6,057
11,198	GOME Electrical Appliances Holdings Ltd.	.	3,934
88	Kohl's Corp. ●		4,423
1,120	Li & Fung Ltd.		5,104
303	Lowe's Co., Inc.		6,552
154	Urban Outfitters, Inc. ●		4,848
			30,918
	Semiconductors & Semiconductor Equipment - 3.6%
279	Marvell Technology Group Ltd. ●		4,867
370	NVIDIA Corp. ●		5,691
572	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR		5,809
			16,367
	Software & Services - 8.1%
130	Accenture plc		5,329
17	Google, Inc. ●		9,223
491	Oracle Corp.		11,332
58	Visa, Inc.		4,758
310	Western Union Co.		5,749
			36,391
	Technology Hardware & Equipment - 12.3%
1,336	Alcatel S.A.		4,500
59	Apple, Inc. ●		11,355
538	Cisco Systems, Inc. ●		12,089
404	Dell, Inc. ●		5,214
300	EMC Corp. ●		5,001
169	NetApp, Inc. ●		4,917
159	Qualcomm, Inc.		6,243

1

The Hartford Global Growth Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Technology Hardware & Equipment - 12.3% - (continued)
1,119	Toshiba Corp.	$6,114
		55,433
	Telecommunication Services - 2.2%
113	American Tower Corp. Class A ●	4,801
195	Softbank Corp.	4,966
		9,767
	Transportation - 0.8%
593	Mitsui O.S.K. Lines Ltd.	3,697

	Total common stocks
	(cost $393,727)	$448,269

	Total long-term investments
	(cost $393,727)	$448,269

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $224,
	collateralized by FNMA 5.00%, 2033, value
	of $228)
$224	0.12%, 1/29/2010	$224
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $794,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $810)
794	0.12%, 1/29/2010	794
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $2,349,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $2,396)
2,349	0.12%, 1/29/2010	2,349
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,187,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $1,212)
1,187	0.12%, 1/29/2010	1,187
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $6, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $6)
6	0.09%, 1/29/2010	6
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1,295, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of
	$1,321)
$1,295	0.11%, 1/29/2010		$1,295
			5,855
	Total short-term investments
	(cost $5,855)		$5,855

	Total investments
	(cost $399,582) ▲	100.7%	$454,124
	Other assets and liabilities	(0.7)%	(2,989)
	Total net assets	100.0%	$451,135

Note:
 Percentage of investments as shown is the ratio of the total market  value to total net assets. Market value of investments in foreign  securities represents 47.5% of total net assets at January 31, 2010.  Foreign securities that are principally traded on certain foreign markets  are adjusted daily pursuant to a third party pricing service  methodology approved by the Board of Directors in order to reflect an  adjustment for factors occurring after the close of the foreign market  but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $403,445 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,148
Unrealized Depreciation	(19,469)
Net Unrealized Appreciation	$50,679

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Buy)	$912	$923	02/01/10	$(11)
Japanese Yen (Buy)	439	443	02/01/10	(4)
				$(15)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Global Growth Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$11,015	$–	$11,015	$–
Banks	26,068	10,136	15,932	–
Capital Goods	46,596	31,312	15,284	–
Consumer Durables & Apparel	13,788	5,037	8,751	–
Consumer Services	15,574	15,574	–	–
Diversified Financials	21,629	16,707	4,922	–
Energy	39,013	34,277	4,736	–
Food & Staples Retailing	5,945	–	5,945	–
Food, Beverage & Tobacco	13,188	–	13,188	–
Health Care Equipment & Services	5,041	5,041	–	–
Household & Personal Products	6,390	–	6,390	–
Insurance	6,756	3,989	2,767	–
Materials	46,903	15,626	31,277	–
Media	4,424	–	4,424	–
Pharmaceuticals, Biotechnology & Life Sciences	29,100	19,936	9,164	–
Real Estate	4,266	–	4,266	–
Retailing	30,918	21,880	9,038	–
Semiconductors & Semiconductor Equipment	16,367	16,367	–	–
Software & Services	36,391	36,391	–	–
Technology Hardware & Equipment	55,433	44,819	10,614	–
Telecommunication Services	9,767	4,801	4,966	–
Transportation	3,697	–	3,697	–
Total	448,269	281,893	166,376	–
Short-Term Investments	5,855	–	5,855	–
Total	$454,124	$281,893	$172,231	$–

Liabilities:
Other Financial Instruments *	$15	$–	$15	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford Global Health Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9%
	Biotechnology - 21.1%
224	3SBio, Inc. ADR ●	$2,560
93	Affymax, Inc. ●	1,961
56	AMAG Pharmaceuticals, Inc. ●	2,463
171	Amgen, Inc. ●	10,018
367	Amylin Pharmaceuticals, Inc. ●	6,601
671	Celera Corp. ●	4,515
171	Celgene Corp. ●	9,704
175	Celldex Therapeutics, Inc. ●	781
72	Cephalon, Inc. ●	4,600
827	Cytokinetics, Inc. ●	2,497
102	Gilead Sciences, Inc. ●	4,919
1,299	Incyte Corp. ●	13,874
820	Ligand Pharmaceuticals Class B ●	1,452
118	OSI Pharmaceuticals, Inc. ●	4,034
169	Regeneron Pharmaceuticals, Inc. ●	4,492
62	Rigel Pharmaceuticals, Inc. ●	507
303	Seattle Genetics, Inc. ●	3,126
437	Siga Technologies, Inc. ●	2,725
112	Vertex Pharmaceuticals, Inc. ●	4,316
		85,145
	Drug Retail - 1.0%
123	CVS/Caremark Corp.	3,972

	Health Care Distributors - 8.1%
272	Amerisource Bergen Corp.	7,407
322	Cardinal Health, Inc.	10,658
251	McKesson Corp.	14,764
		32,829
	Health Care Equipment - 21.4%
93	Abiomed, Inc. ●	737
129	Baxter International, Inc.	7,425
92	Beckman Coulter, Inc.	5,981
94	CareFusion Corp. ●	2,413
292	China Medical Technologies, Inc. ADR	3,820
264	Covidien plc	13,363
116	DiaSorin S.p.A.	4,115
159	Hospira, Inc. ●	8,062
43	Masimo Corp. ●	1,180
439	Medtronic, Inc.	18,846
258	St. Jude Medical, Inc. ●	9,723
545	Volcano Corp. ●	10,802
		86,467
	Health Care Facilities - 0.5%
91	Psychiatric Solutions, Inc. ●	2,006

	Health Care Services - 0.9%
71	Fresenius Medical Care AG ADR	3,570

	Health Care Technology - 0.2%
54	Eclipsys Corp. ●	903

	Life Sciences Tools & Services - 2.0%
136	PAREXEL International Corp. ●	2,636
116	Thermo Fisher Scientific, Inc. ●	5,353
		7,989
	Managed Health Care - 12.0%
296	Aetna, Inc.	8,856
195	Coventry Health Care, Inc. ●	4,465
179	Health Net, Inc. ●	4,340
564	UnitedHealth Group, Inc.	18,624
188	Wellpoint, Inc. ●	11,948
		48,233
	Pharmaceuticals - 32.7%
75	AstraZeneca plc ADR	3,468
376	Daiichi Sankyo Co., Ltd.	7,806
182	Eisai Co., Ltd.	6,752
1,365	Elan Corp. plc ADR ●	10,166
73	Eli Lilly & Co.	2,570
399	Forest Laboratories, Inc. ●	11,831
32	Ipsen	1,719
217	King Pharmaceuticals, Inc. ●	2,601
386	Medicines Co. ●	3,199
533	Merck & Co., Inc.	20,361
1,323	Pfizer, Inc.	24,695
20	Roche Holding AG	3,315
476	Shionogi & Co., Ltd.	9,816
188	Teva Pharmaceutical Industries Ltd. ADR	10,665
122	UCB S.A.	5,436
125	Warner Chilcott plc ●	3,424
115	Watson Pharmaceuticals, Inc. ●	4,416
		132,240
	Total common stocks
	(cost $373,576)	$403,354

WARRANTS - 0.0%
	Biotechnology - 0.0%
96	Cytokinetics, Inc. ⌂	$26

	Total warrants
	(cost $–)	$26

	Total long-term investments
	(cost $373,576)	$403,380

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $51,
	collateralized by FNMA 5.00%, 2033, value
	of $52)
$51	0.12%, 1/29/2010	$51
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $181,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $184)
181	0.12%, 1/29/2010	181

1

The Hartford Global Health Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Repurchase Agreements - 0.3% - (continued)
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $534,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $545)
$534	0.12%, 1/29/2010		$534
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $270,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $276)
270	0.12%, 1/29/2010		270
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $1)
1	0.09%, 1/29/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $294, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $300)
294	0.11%, 1/29/2010		294
			1,331
	Total short-term investments
	(cost $1,331)		$1,331

	Total investments
	(cost $374,907) ▲	100.2%	$404,711
	Other assets and liabilities	(0.2)%	(610)
	Total net assets	100.0%	$404,101

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.1% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $391,966 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$60,373
Unrealized Depreciation	(47,628)
Net Unrealized Appreciation	$12,745

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2009	96	Cytokinetics, Inc. Warrants	$–

The aggregate value of these securities at January 31, 2010 was $26 which represents 0.01% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro (Sell)	$1,707	$1,719	02/01/10	$12

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Global Health Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$403,354	$364,395	$38,959	$–
Warrants ‡	26	–	26	–
Short-Term Investments	1,331	–	1,331	–
Total	$404,711	$364,395	$40,316	$–
Other Financial Instruments *	$12	$–	$12	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

3

The Hartford Global Research Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4%
	Automobiles & Components - 2.1%
7	Daimler AG	$329
8	Magna International, Inc.	421
15	Nok Corp.	219
18	Peugeot S.A.	569
8	Renault S.A.	358
		1,896
	Banks - 10.8%
47	Banco do Estado do Rio Grande do Sul S.A.	325
19	Banco Santander Central Hispano S.A.	266
144	Bangkok Bank plc	486
9	Bank of Baroda	115
11	Bank of India	89
16	Bank of Nova Scotia	686
1	Banque Cantonale Vaudoise (BCV)	202
48	Barclays Bank plc	205
6	BNP Paribas	442
52	BOC Hong Kong Holdings Ltd.	107
2	Citizens & Northern Corp.	23
55	Citizens Republic Bancorp, Inc. ●	42
10	Corp. Bank	96
209	Dah Sing Banking Group Ltd.	280
27	DNB Nor ASA	301
4	Foroya Banki P/F	89
2	Gronlandsbanken	119
2	HDFC Bank Ltd. ADR	266
37	HSBC Holding plc	400
26	Indian Overseas Bank	52
39	Itau Unibanco Banco Multiplo S.A. ADR	755
34	Karnataka Bank Ltd.	96
111	Mitsubishi UFJ Financial Group, Inc.	569
7	National Bank of Canada	370
19	Oriental Bank of Commerce	111
66	Oversea-Chinese Banking Corp., Ltd.	384
1	PNC Financial Services Group, Inc.	38
–	Ringkjoebing Landbobank	36
3	Societe Generale Class A	188
16	Sparebanken Midt-Norge	140
30	Standard Chartered plc	695
2	State Bank of India	90
12	Toronto-Dominion Bank ADR	687
13	Union Bank of India	73
2	Vestjysk Bank A/S	39
57	Washington Mutual, Inc. Private Placement ⌂●†	10
21	Wells Fargo & Co.	594
		9,466
	Capital Goods - 5.2%
1	AMETEK, Inc.	40
3	Arfon, Inc. ●	68
1	Assa Abloy Ab	19
10	BAE Systems plc	54
4	BE Aerospace, Inc. ●	92
4	Boeing Co.	264
1	Carlisle Cos., Inc.	20
2	Caterpillar, Inc.	104
74	China State Construction International
	Holdings Ltd.	26
3	Cooper Industries plc Class A	146
2	Danaher Corp.	170
1	Dover Corp.	26
1	Esterline Technologies Corp. ●	49
1	Fluor Corp.	27
3	General Dynamics Corp.	219
28	General Electric Co.	458
99	Hansen Transmissions ●	141
1	Hochtief AG	51
2	IDEX Corp.	44
5	Illinois Tool Works, Inc.	209
7	Ingersoll-Rand plc	239
5	Komatsu Ltd.	90
16	Mitsui & Co., Ltd.	240
1	Moog, Inc. Class A ●	18
3	Northrop Grumman Corp.	164
3	Parker-Hannifin Corp.	172
5	Pentair, Inc.	144
21	Rolls-Royce Group plc	157
6	Safran S.A.	118
5	Siemens AG	449
–	SMC Corp.	32
1	Stanley Works	28
2	Sunpower Corp. ●	49
1	Teledyne Technologies, Inc. ●	52
4	United Technologies Corp.	259
2	Vinci S.A.	112
		4,550
	Commercial & Professional Services - 0.0%
1	Mistras Group, Inc. ●	16

	Consumer Durables & Apparel - 1.3%
96	Anta Sports Products Ltd.	126
72	Barratt Developments plc	137
3	Coach, Inc.	113
7	Fortune Brands, Inc.	303
27	PDG Realty S.A.	217
16	Peace Mark Holdings Ltd. ⌂●†	–
3	Pulte Homes, Inc. ●	31
48	Skyworth Digital Holdings Ltd.	46
260	Xtep International Holdings Ltd.	160
		1,133
	Consumer Services - 1.1%
1	Accor S.A.	29
3	Apollo Group, Inc. Class A ●	204
1	Bally Technologies, Inc. ●	32
2	Ctrip.com International Ltd. ADR ●	53
4	McDonald's Corp.	262
1	New Oriental Education & Technology Group,
	Inc. ADR ●	74
3	Penn National Gaming, Inc. ●	77
–	Strayer Education, Inc.	30
55	Thomas Cook Group plc	198
		959
	Diversified Financials - 4.1%
12	Ameriprise Financial, Inc.	448
1	Bank Sarasin & Cie AG ●	25
2	Cetip S.A. - Balcao Organizado	18
5	Deutsche Boerse AG	333
9	Discover Financial Services, Inc.	120
1	Franklin Resources, Inc.	64

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4% - (continued)
	Diversified Financials - 4.1% - (continued)
4	Goldman Sachs Group, Inc.	$569
6	ICAP plc	35
17	ING Groep N.V.	160
5	Invesco Ltd.	104
13	Julius Baer Group Ltd.	424
386	Metro Pacific Investments Corp. ●	22
15	Nasdaq OMX Group, Inc. ●	276
–	Osaka Securities Exchange Co., Ltd.	227
45	UBS AG	591
28	Uranium Participation Corp. ●	158
		3,574
	Energy - 11.1%
1	Anadarko Petroleum Corp.	84
3	Baker Hughes, Inc.	145
45	BG Group plc	824
52	BP plc	484
7	BP plc ADR	413
2	Cabot Oil & Gas Corp.	93
7	Canadian Natural Resources Ltd. ADR	428
3	Canadian Oil SandsTrust	69
3	Chesapeake Energy Corp.	62
3	Chevron Corp.	242
26	China Shenhua Energy Co., Ltd.	111
46	CNPC Hong Kong Ltd.	56
20	Cobalt International Energy ●	249
7	ConocoPhillips Holding Co.	316
2	Consol Energy, Inc.	74
5	Devon Energy Corp.	320
3	EnCana Corp. ADR	107
5	Eni S.p.A. ADR	225
3	EOG Resources, Inc.	290
10	Exxon Mobil Corp.	617
32	Ezra Holdings Ltd. ⌂	47
2	Frontline Ltd.	65
8	Hess Corp.	439
12	Karoon Gas Australia Ltd. ●	75
6	Marathon Oil Corp.	178
8	Massey Energy Co.	301
2	Noble Energy, Inc.	139
19	OAO Gazprom Class S ADR	478
2	Occidental Petroleum Corp.	142
16	Omega Navigation Enterprises	47
7	OMV AG	259
1	Overseas Shipholding Group, Inc.	46
2	Peabody Energy Corp.	95
4	PetroChina Co., Ltd. ADR	415
2	Petroleo Brasileiro S.A. ADR	89
7	Reliance Industries Ltd.	151
6	Reliance Industries Ltd. GDR ■	290
1	Royal Dutch Shell plc ADR	32
25	Saras S.p.A.	71
6	SBM Offshore N.V.	113
4	Schlumberger Ltd.	275
–	SouthGobi Energy Resources ●	2
6	Suncor Energy, Inc.	184
1	Teekay Tankers Ltd.	10
3	Total S.A. ADR	163
1	Transocean, Inc. ●	42
2	Tsakos Energy Navigation Ltd.	26

	Energy - 11.1% - (continued)
2	Ultra Petroleum Corp. ●	76
7	Valero Energy Corp.	126
2	Williams Cos., Inc.	34
2	XTO Energy, Inc.	84
		9,703
	Food & Staples Retailing - 0.5%
20	AEON Co., Ltd.	203
3	Carrefour S.A.	128
2	CVS/Caremark Corp.	57
1	Loblaw Companies Ltd.	44
21	Olam International Ltd.	35
		467
	Food, Beverage & Tobacco - 6.6%
8	Altria Group, Inc.	154
3	Bajaj Hindusthan Ltd.	13
18	British American Tobacco plc	597
5	Cental Euro Distribution Corp. ●	160
21	China Green Holdings Ltd.	25
42	China Mengniu Dairy Co.	130
26	China Yurun Food Group Ltd.	72
10	Constellation Brands, Inc. Class A ●	169
12	Cosan Ltd. ●	93
13	Cott Corp. ●	103
5	Del Monte Foods Co.	53
19	Dr. Pepper Snapple Group	520
2	General Mills, Inc.	108
10	Groupe Danone	589
5	Heineken N.V.	246
18	Imperial Tobacco Group plc	582
–	Japan Tobacco, Inc.	191
2	Lorillard, Inc.	125
32	Marine Harvest ●	29
13	PepsiCo, Inc.	787
7	Philip Morris International, Inc.	328
26	PureCircle Ltd. ●	100
11	Smithfield Foods, Inc. ●	165
2	Swedish Match Ab	40
22	Tingyi Holding Corp.	48
8	Unilever N.V. CVA	244
63	Want Want China Holdings Ltd.	40
7	Zhongpin, Inc. ●	89
		5,800
	Health Care Equipment & Services - 3.2%
11	Aetna, Inc.	334
2	Amerisource Bergen Corp.	66
1	Baxter International, Inc.	40
1	Beckman Coulter, Inc.	68
8	Cardinal Health, Inc.	262
1	Coventry Health Care, Inc. ●	25
10	Covidien plc	508
1	Eclipsys Corp. ●	11
1	Health Net, Inc. ●	16
2	Hospira, Inc. ●	94
5	McKesson Corp.	294
8	Medtronic, Inc.	355
4	St. Jude Medical, Inc. ●	136
–	Synthes, Inc.	23
15	UnitedHealth Group, Inc.	495

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4% - (continued)
	Health Care Equipment & Services - 3.2% - (continued)
2	Wellpoint, Inc. ●	$115
		2,842
	Household & Personal Products - 0.4%
28	Dabur India Ltd.	96
1	Energizer Holdings, Inc. ●	50
4	Hengan International Group Co., Ltd.	27
1	Herbalife Ltd.	32
8	Hypermarcas S.A. ●	92
18	Marico Ltd.	38
		335
	Insurance - 2.5%
11	ACE Ltd.	555
10	Allstate Corp.	305
13	China Pacific Insurance ●	48
2	Everest Re Group Ltd.	146
23	Fortis	82
5	Marsh & McLennan Cos., Inc.	112
4	MetLife, Inc.	138
2	Platinum Underwriters Holdings Ltd.	69
5	Transatlantic Holdings, Inc.	258
19	Unum Group	365
1	Zurich Financial Services AG	110
		2,188
	Materials - 8.2%
1	Agrium, Inc.	33
1	Air Products and Chemicals, Inc.	95
45	AMVIG Holdings Ltd.	18
1	Anglo American Platinum Co., Ltd.	48
9	Aquarius Platinum Ltd.	55
12	Asahi Kasei Corp.	60
–	Ball Corp.	15
6	Barrick Gold Corp.	224
7	BASF SE	401
4	BHP Billiton plc	130
67	China Shanshui Cement Group	39
3	CRH plc	76
4	Croda International plc	53
2	Cytec Industries, Inc.	91
3	Dow Chemical Co.	94
4	Evraz Group S.A.	131
4	FMC Corp.	227
1	Freeport-McMoRan Copper & Gold, Inc.	40
2	HeidelbergCement AG	92
508	Huabao International Holdings Ltd.	516
8	Ivanhoe Mines Ltd. ●	112
1	Martin Marietta Materials, Inc.	50
6	Methanex Corp.	125
8	Mosaic Co.	446
2	Newcrest Mining Ltd.	56
59	Nippon Steel Corp.	212
2	Posco ADR	229
2	Potash Corp. of Saskatchewan, Inc.	179
2	Praxair, Inc.	115
2	Randgold Resources Ltd. ADR	138
29	Rexam plc	137
12	Rhodia S.A.	208
2	Rio Tinto Ltd.	146
9	Rio Tinto plc	447
2	Rockwood Holdings, Inc. ●	33
5	RTI International Metals, Inc. ●	112
6	Shin-Etsu Chemical Co., Ltd.	334
33	Showa Denko K.K.	68
2	Sino Forest Corp. ■●	26
8	Sino Forest Corp. ●	139
15	Solutia, Inc. ●	207
1	Sonoco Products Co.	17
39	Sumitomo Metal Industries	106
8	Teck Cominco Ltd. Class B ●	253
2	Uralkali §	48
6	Vale S.A. - SP ADR	147
4	Vedanta Resources plc	146
32	Xstrata plc	512
		7,186
	Media - 1.6%
3	CBS Corp. Class B	40
7	Comcast Corp. Class A	114
2	DirecTV Class A ●	59
1	Discovery Communications, Inc. ●	34
1	DreamWorks Animation SKG, Inc. ●	22
3	Elsevier N.V.	32
1	Liberty Global, Inc. ●	32
1	McGraw-Hill Cos., Inc.	44
4	News Corp. Class A	55
2	Pearson plc	27
1	Publicis Groupe	33
1	SES Global S.A.	22
1	Thomson Reuters Corp.	39
2	Time Warner Cable, Inc.	74
9	Time Warner, Inc.	236
1	Viacom, Inc. Class B ●	18
2	Vivendi S.A.	56
14	Walt Disney Co.	400
1	Wolters Kluwer N.V.	20
8	WPP plc	73
		1,430
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
1	Abbott Laboratories	65
2	Amgen, Inc. ●	125
5	Amylin Pharmaceuticals, Inc. ●	90
1	Astellas Pharma, Inc.	46
6	AstraZeneca plc	289
4	AstraZeneca plc ADR	166
3	Celgene Corp. ●	167
1	Cephalon, Inc. ●	90
15	Daiichi Sankyo Co., Ltd.	302
13	Eisai Co., Ltd.	472
39	Elan Corp. plc ADR ●	290
14	Eli Lilly & Co.	496
5	Forest Laboratories, Inc. ●	152
3	Gilead Sciences, Inc. ●	137
1	H. Lundbeck A/S	23
1	Ipsen	52
3	Johnson & Johnson	180
3	King Pharmaceuticals, Inc. ●	31
2	Laboratorios Almiral S.A.	24
4	Medicines Co. ●	30
21	Merck & Co., Inc.	808
3	Mylan, Inc. ●	57

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9% -
	(continued)
1	OSI Pharmaceuticals, Inc. ●	$39
2	PAREXEL International Corp. ●	35
49	Pfizer, Inc.	920
4	Qiagen N.V. ●	81
3	Regeneron Pharmaceuticals, Inc. ●	72
1	Rigel Pharmaceuticals, Inc. ●	7
1	Roche Holding AG	230
2	Sanofi-Aventis S.A. ADR	79
9	Shionogi & Co., Ltd.	177
12	Teva Pharmaceutical Industries Ltd. ADR	655
2	Thermo Fisher Scientific, Inc. ●	109
4	UCB S.A.	196
1	Vertex Pharmaceuticals, Inc. ●	54
2	Warner Chilcott plc ●	49
1	Watson Pharmaceuticals, Inc. ●	53
		6,848
	Real Estate - 0.5%
99	CapitaLand Retail Ltd. ●	163
6	Forest City Enterprises, Inc. Class A ●	71
4	IFM Investments Ltd. ●	27
3	Multiplan Empreendimentos Imobiliarios S.A.	51
1	Unibail-Rodamco SE	129
		441
	Retailing - 4.5%
3	Amazon.com, Inc. ●	343
7	American Eagle Outfitters, Inc.	111
9	Best Buy Co., Inc.	335
3	CFAO ●	120
196	Dixons Group plc	98
22	Esprit Holdings Ltd.	158
29	Gap, Inc.	558
6	Home Depot, Inc.	179
51	Kingfisher plc	173
2	Kohl's Corp. ●	123
4	Macy's, Inc.	67
13	Marks & Spencer Group plc	75
53	New World Department Store China	47
81	Ontime Department Store	69
504	Oriental Watch Holdings	107
88	Pacific Brands Ltd.	85
106	Parkson Retail Group Ltd.	181
3	Pinault-Printemps-Redoute S.A.	390
1	Ryohin Keikaku Co., Ltd.	47
2	Sherwin-Williams Co.	135
12	Staples, Inc.	273
5	Target Corp.	279
		3,953
	Semiconductors & Semiconductor Equipment - 1.8%
10	Applied Micro Circuits Corp. ●	71
12	ASM Pacific Technology	102
9	Broadcom Corp. Class A ●	249
16	Epistar Corp.	50
–	Epistar Corp. ADR ■●†	2
5	Intel Corp.	101
6	Marvell Technology Group Ltd. ●	110
16	Maxim Integrated Products, Inc.	273
8	MediaTek, Inc.	137
9	ON Semiconductor Corp. ●	68
12	RichTek Technology Corp.	118
–	Samsung Electronics Co., Ltd.	67
4	Skyworks Solutions, Inc. ●	48
36	Taiwan Semiconductor Manufacturing Co.,
	Ltd.	68
5	Texas Instruments, Inc.	108
		1,572
	Software & Services - 6.2%
10	Accenture plc	406
1	Activision Blizzard, Inc. ●	15
3	Adobe Systems, Inc. ●	87
3	Alliance Data Systems Corp. ●	170
6	Automatic Data Processing, Inc.	264
–	Baidu, Inc. ADR ●	131
2	BMC Software, Inc. ●	90
1	Check Point Software Technologies Ltd. ADR ●	41
2	Equinix, Inc. ●	173
1	Gartner, Inc. Class A ●	21
2	Genpact Ltd. ●	27
1	Google, Inc. ●	620
90	Hi Sun Technology China Ltd. ●	50
2	Longtop Financial Technologies Ltd. ●	54
35	Microsoft Corp.	980
4	Netease.com, Inc. ●	115
31	Oracle Corp.	716
1	Perfect World Co., Ltd. ADR ●	39
5	Sapient Corp. ●	37
2	Shanda Interactive Entertainment Ltd. ADR ●	87
6	Tencent Holdings Ltd.	110
15	Tivit Terceirizacao De Tecno	124
3	TiVo, Inc. ●	28
2	Visa, Inc.	201
1	Vistaprint N.V. ●	39
33	Western Union Co.	603
12	Yahoo!, Inc. ●	186
		5,414
	Technology Hardware & Equipment - 4.8%
42	Acer, Inc.	116
6	Apple, Inc. ●	1,135
4	Ciena Corp. ●	50
25	Cisco Systems, Inc. ●	563
1	Comtech Telecommunications Corp. ●	45
6	Corning, Inc.	100
11	Dell, Inc. ●	144
43	Delta Electronics, Inc.	130
8	Hewlett-Packard Co.	389
6	High Technology Computer Corp.	59
27	Hon Hai Precision Industry Co., Ltd.	111
1	IBM Corp.	146
1	Juniper Networks, Inc. ●	31
2	NetApp, Inc. ●	60
7	QLogic Corp. ●	120
8	Qualcomm, Inc.	316
2	Research In Motion Ltd. ●	113
28	Seagate Technology	469
32	Synnex Technology International Corp.	65

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.4% - (continued)
	Technology Hardware & Equipment - 4.8% - (continued)
42	WPG Holdings Co., Ltd.	$65
		4,227
	Telecommunication Services - 4.4%
1	American Tower Corp. Class A ●	60
5	Brasil Telecom S.A. ADR ●	107
2	Cellcom Israel Ltd.	53
3	Crown Castle International Corp. ●	105
6	France Telecom S.A.	148
4	KT Corp. ADR	77
10	Leap Wireless International, Inc. ●	136
2	MetroPCS Communications, Inc. ●	14
5	Millicom International Cellular S.A.	372
12	Mobile Telesystems OJSC ADR	551
17	MTN Group Ltd.	244
4	NII Holdings, Inc. Class B ●	124
3	P.T. Telekomunikasi Indonesia ADR	128
5	Partner Communications Co., Ltd. ADR	114
13	Qwest Communications International, Inc.	53
–	SBA Communications Corp. ●	12
4	Tele Norte Leste Participacoes S.A. ADR	62
349	Telecom Italia S.p.A.	405
7	Telefonica S.A.	157
3	Telefonica S.A. ADR	217
9	Telenor ASA	115
2	Tim Participacoes S.A. ADR	50
18	Turkcell Iletisim Hizmetleri A.S. ADR	319
6	TW Telecom, Inc. ●	99
7	Vimpel-Communications ADR	128
		3,850
	Transportation - 2.3%
2	Aegean Marine Petroleum Network	49
92	Air Asia BHD ●	37
35	Covenant Transport ●	124
11	Delta Air Lines, Inc. ●	136
7	DSV A/S	120
1	Expeditors International of Washington, Inc.	37
3	FedEx Corp.	212
2	Genesee & Wyoming, Inc. Class A ●	57
1	Hub Group, Inc. ●	23
8	J.B. Hunt Transport Services, Inc.	250
61	Jiangsu Express Co., Ltd.	54
–	Kuehne & Nagel International AG	34
16	Mitsui O.S.K. Lines Ltd.	99
14	Neptune Orient Lines Ltd.	17
26	Nippon Yusen	91
4	Orient Overseas International Ltd.	27
–	Panalpina Welttransport Holding AG	16
37	PLUS Expressways Berhad	36
2	TNT N.V.	54
17	Toll Holdings Ltd.	130
2	UAL Corp. ●	29
5	United Parcel Service, Inc. Class B	295
4	US Airways Group, Inc. ●	20
		1,947
	Utilities - 4.3%
6	Aqua America, Inc.	96
4	China Natural Gas ●	37
23	China Resources Power Holdings Co., Ltd.	45
2	CIA Saneamento Minas Gerais	26
3	CMS Energy Corp.	47
25	Companhia Energetica de Minas Gerais ADR	412
9	E.On AG	331
1	Electricite de France	64
11	Enel S.p.A.	57
3	EQT Corp.	111
8	Exelon Corp.	352
5	FPL Group, Inc.	240
5	Gaz de France	187
8	International Power plc	39
4	N.V. Energy, Inc.	41
10	National Grid plc	98
10	Northeast Utilities	262
1	OGE Energy Corp.	34
5	PG&E Corp.	194
2	Pinnacle West Capital Corp.	54
1	Questar Corp.	60
3	Red Electrica Corporacion S.A.	165
5	Severn Trent plc	84
14	Snam Rete Gas S.p.A.	67
10	Tokyo Electric Power Co., Inc.	275
20	Tokyo Gas Co., Ltd.	81
13	Tractebel Energia S.A.	135
3	UniSource Energy Corp.	92
4	Xcel Energy, Inc.	84
52	Xinao Gas Holdings Ltd.	123
		3,893
	Total common stocks
	(cost $80,297)	$83,690

PREFERRED STOCKS - 0.8%
	Banks - 0.1%
3	Banco Itau Holding	$56

	Diversified Financials - 0.6%
34	Bank of America Corp. ۞	507

	Household & Personal Products - 0.0%
1	Henkel AG & Co. KGaA	51

	Telecommunication Services - 0.1%
3	Telemar Norte Leste S.A.	88

	Total preferred stocks
	(cost $695)	$702

WARRANTS - 0.0%
	Banks - 0.0%
7	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
5	Industrial Select Sector SPDR Fund		$131
3	iShares MSCI EAFE Index Fund		173
4	SPDR S&P Retail ETF		$122

	Total exchange traded funds
	(cost $450)		$426

	Total long-term investments
	(cost $81,442)		$84,818

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $96,
	collateralized by FNMA 5.00%, 2033, value
	of $98)
$96	0.12%, 1/29/2010		$96
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $341,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $347)
341	0.12%, 1/29/2010		341
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,008,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $1,028)
1,008	0.12%, 1/29/2010		1,008
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $509,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $520)
509	0.12%, 1/29/2010		509
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $3)
3	0.09%, 1/29/2010		3
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $556, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $567)
555	0.11%, 1/29/2010		555
			2,512
	Total short-term investments
	(cost $2,512)		$2,512

	Total investments
	(cost $83,954) ▲	99.6%	$87,330
	Other assets and liabilities	0.4%	386
	Total net assets	100.0%	$87,716

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 49.5% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $86,448 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,829
Unrealized Depreciation	(5,947)
Net Unrealized Appreciation	$882

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $12, which represents 0.01% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at January 31, 2010, was $318, which represents 0.36% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $48 or 0.05% of total net assets.

۞	Convertible security.

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
08/2009 -	32	Ezra Holdings Ltd.
01/2010			$39
02/2008 -	16	Peace Mark Holdings Ltd.
05/2008			16
04/2008	7	Washington Mutual, Inc. Private
		Placement Warrants	–
04/2008	57	Washington Mutual, Inc. Private
		Placement	500

The aggregate value of these securities at January 31, 2010 was $57 which represents 0.06% of total net assets.

Futures Contracts Outstanding at January 31, 2010
				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini	3	Long	Mar 2010	$(10)

*	The number of contracts does not omit 000's.

Cash of $14 was pledged as initial margin deposit for open futures contracts  at January 31, 2010.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$20	$20	02/01/10	$–
Australian Dollar (Buy)	53	54	02/03/10	(1)
British Pound (Buy)	5	5	02/01/10	–
British Pound (Buy)	128	129	02/02/10	(1)
British Pound (Buy)	164	164	02/03/10	–
British Pound (Sell)	27	27	02/01/10	–
British Pound (Sell)	10	10	02/02/10	–
Canadian Dollar (Buy)	3	3	02/01/10	–
Danish Krone (Buy)	2	2	02/01/10	–
Danish Krone (Buy)	21	21	02/02/10	–
Danish Krone (Buy)	18	18	02/03/10	–
Euro (Buy)	16	16	02/01/10	–
Euro (Buy)	23	23	02/02/10	–
Euro (Buy)	100	100	02/03/10	–
Euro (Sell)	105	106	02/02/10	1
Euro (Sell)	29	29	02/03/10	–
Japanese Yen (Buy)	49	50	02/01/10	(1)
Japanese Yen (Buy)	110	110	02/03/10	–
Norwegian Krone (Sell)	13	13	02/03/10	–
Singapore Dollar (Buy)	1	1	02/01/10	–
South African Rand (Sell)	11	11	02/05/10	–
South African Rand (Buy)	7	7	02/02/10	–
Swiss Franc (Buy)	23	23	02/01/10	–
Swiss Franc (Sell)	–	–	02/02/10	–
Swiss Franc (Sell)	26	26	02/01/10	–
Swiss Franc (Buy)	16	16	02/03/10	–
				$(2)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country
as of January 31, 2010

Percentage of
Country	Net Assets
Australia	0.8%
Austria	0.3
Belgium	0.5
Brazil	3.4
Canada	5.0
China	2.0
Denmark	0.4
France	4.6
Germany	2.4
Greece	0.0
Hong Kong	2.4
India	1.8
Indonesia	0.1
Ireland	0.4
Israel	1.0
Italy	1.1
Japan	4.7
Jersey	0.2
Luxembourg	0.6
Malaysia	0.1
Netherlands	1.0
Norway	0.6
Philippines	0.0
Russia	1.3
Singapore	0.7
South Africa	0.3
South Korea	0.5
Spain	0.9
Sweden	0.0
Switzerland	1.9
Taiwan	1.1
Thailand	0.6
Turkey	0.4
United Kingdom	8.4
United States	47.2
Short-Term Investments	2.9
Other Assets and Liabilities	0.4
Total	100.0%

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,896	$421	$1,475	$–
Banks	9,466	4,171	5,285	10
Capital Goods	4,550	3,202	1,348	–
Commercial & Professional Services	16	16	–	–
Consumer Durables & Apparel	1,133	664	469	–
Consumer Services	959	732	227	–
Diversified Financials	3,574	2,181	1,393	–
Energy	9,703	7,512	2,191	–
Food & Staples Retailing	467	101	366	–
Food, Beverage & Tobacco	5,800	2,954	2,846	–
Health Care Equipment & Services	2,842	2,819	23	–
Household & Personal Products	335	174	161	–
Insurance	2,188	1,996	192	–
Materials	7,186	3,326	3,860	–
Media	1,430	1,167	263	–
Pharmaceuticals, Biotechnology & Life Sciences	6,848	4,956	1,892	–
Real Estate	441	312	129	–
Retailing	3,953	2,523	1,430	–
Semiconductors & Semiconductor Equipment	1,572	1,028	544	–
Software & Services	5,414	5,254	160	–
Technology Hardware & Equipment	4,227	3,681	546	–
Telecommunication Services	3,850	2,781	1,069	–
Transportation	1,947	1,232	715	–
Utilities	3,893	2,277	1,616	–
Total	83,690	55,480	28,200	10
Exchange Traded Funds	426	426	–	–
Preferred Stocks ‡	702	651	51	–
Warrants ‡	–	–	–	–
Short-Term Investments	2,512	–	2,512	–
Total	$87,330	$56,557	$30,763	$10
Other Financial Instruments *	$1	$–	$1	$–
Liabilities:
Other Financial Instruments *	$13	$10	$3	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance as of		Unrealized			Transfers In	Balance as of
	October 31,	Realized Gain	Appreciation		Net Purchases	and/or Out of	January 31,
	2009	(Loss)	(Depreciation)		(Sales)	Level 3	2010
Assets:
Common Stock	$7	$—	$3	*	$—	$—	$10
Total	$7	$—	$3		$—	$—	$10

*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $3.

8

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.6%
EQUITY FUNDS - 78.5%
4,322	The Hartford Capital Appreciation Fund,
	Class Y●		$138,465
97	The Hartford Capital Appreciation II Fund,
	Class Y●		1,132
1,233	The Hartford Disciplined Equity Fund,
	Class Y		13,696
1,018	The Hartford Dividend and Growth Fund,
	Class Y		17,109
1,193	The Hartford Equity Income Fund, Class Y	.	13,206
632	The Hartford Fundamental Growth Fund,
	Class Y		6,267
3,385	The Hartford Global Growth Fund, Class Y	.	45,357
906	The Hartford Growth Fund, Class Y		13,144
1,575	The Hartford Growth Opportunities Fund,
	Class Y		35,416
2,118	The Hartford International Opportunities Fund,
	Class Y		27,494
3,011	The Hartford International Small Company
	Fund, Class Y		32,371
159	The Hartford MidCap Fund, Class Y●		3,021
1,454	The Hartford Select MidCap Value Fund,
	Class Y		12,081
3,718	The Hartford Select SmallCap Value Fund,
	Class Y		31,607
1,440	The Hartford Small Company Fund, Class Y●		23,257
24	The Hartford SmallCap Growth Fund,
	Class Y●		547
9,991	The Hartford Value Fund, Class Y		98,209

	Total equity funds
	(cost $624,353)		$512,379

FIXED INCOME FUNDS - 20.1%
2,946	The Hartford Inflation Plus Fund, Class Y		$33,912
1,592	The Hartford Short Duration Fund, Class Y	.	15,446
7,838	The Hartford Total Return Bond Fund,
	Class Y		81,833

	Total fixed income funds
	(cost $129,399)		$131,191

	Total investments in affiliated investment
	companies
	(cost $753,752)		$643,570

EXCHANGE TRADED FUNDS - 1.4%
140	Powershares DB Commodity Index Tracking
	Fund		$3,172
127	SPDR DJ Wilshire International Real Estate		4,238
30	SPDR DJ Wilshire REIT		1,381

	Total exchange traded funds
	(cost $11,311)		$8,791

	Total long-term investments
	(cost $765,063)		$652,361

SHORT-TERM INVESTMENTS - 0.2%
1,277	State Street Bank Money Market Fund		$1,277

	Total short-term investments
	(cost $1,277)		$1,277

	Total investments
	(cost $766,340) ▲	100.2%	$653,638
	Other assets and liabilities	(0.2)%	(1,004)
	Total net assets	100.0%	$652,634
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $767,494 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,469
Unrealized Depreciation	(122,325)
Net Unrealized Depreciation	$(113,856)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$643,570	$643,570	$–	$
Exchange Traded Funds	8,791	8,791	–
Short-Term Investments	1,277	1,277	–
Total	$653,638	$653,638	$–	$

1

The Hartford High Yield Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$920	0.00%, 12/25/2036 ⌂●	$–

	Total asset & commercial mortgage backed
	securities
	(cost $915)	$–

CORPORATE BONDS: INVESTMENT GRADE - 1.1%
	Apparel Manufacturing - 0.5%
	Phillips Van-Heusen Corp.
$1,755	7.75%, 11/15/2023	$1,758

	Finance and Insurance - 0.6%
	Goldman Sachs Capital Trust II
2,825	5.79%, 06/01/2012 ‡♠Δ	2,211

	Total corporate bonds: investment grade
	(cost $2,917)	$3,969

CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8%
	Accommodation and Food Services - 3.4%
	Harrah's Operating Co., Inc.
$1,755	11.25%, 06/01/2017	$1,865
	MGM Mirage, Inc.
4,415	11.13%, 11/15/2017 ■	4,967
4,535	11.38%, 03/01/2018 ■	4,285
	MTR Gaming Group, Inc.
1,555	12.63%, 07/15/2014 ■	1,528
		12,645
	Administrative Waste Management and Remediation -
	1.1%
	Iron Mountain, Inc.
1,450	7.75%, 01/15/2015	1,461
	Sabre Holdings Corp.
1,140	8.35%, 03/15/2016	1,063
	West Corp.
1,420	9.50%, 10/15/2014	1,427
		3,951
	Agriculture, Forestry, Fishing and Hunting - 2.4%
	ASG Consolidated Finance LLC
4,350	11.50%, 11/01/2011	4,361
	Dole Food Co., Inc.
1,212	13.88%, 03/15/2014 ■	1,448
	Tyson Foods, Inc.
1,245	10.50%, 03/01/2014	1,438
	Weyerhaeuser Co.
1,745	7.38%, 03/15/2032	1,698
		8,945
	Air Transportation - 1.1%
	Bristow Group, Inc.
1,340	7.50%, 09/15/2017	1,350
	Continental Airlines, Inc.
1,418	7.37%, 12/15/2015	1,290
	Global Aviation Holdings Ltd.
1,275	14.00%, 08/15/2013 ■	1,285
	United Air Lines, Inc.
175	9.88%, 08/01/2013 ■	177
		4,102
	Apparel Manufacturing - 1.1%
	Levi Strauss & Co.
1,075	9.75%, 01/15/2015	1,124
	Quiksilver, Inc.
3,490	6.88%, 04/15/2015	3,036
		4,160
	Arts, Entertainment and Recreation - 8.0%
	Cenveo, Inc.
1,400	10.50%, 08/15/2016 ■	1,470
	Clear Channel Worldwide Holdings, Inc.
1,465	9.25%, 12/15/2017 ■	1,509
	Echostar DBS Corp.
1,380	7.75%, 05/31/2015	1,421
	FireKeepers Development Authority
4,520	13.88%, 05/01/2015 ■	5,176
	First Data Corp.
5,741	10.55%, 09/24/2015	4,880
	Marquee Holdings, Inc.
2,050	9.51%, 08/15/2014	1,727
	Sirius Satellite Radio, Inc.
1,025	7.00%, 12/01/2014 ۞■	956
1,240	9.63%, 08/01/2013	1,265
	TL Acquisitions, Inc.
2,080	13.25%, 07/15/2015 ■	2,059
	Universal City Development Partners Ltd.
2,150	10.88%, 11/15/2016 ■	2,225
	UPC Germany GMBH
1,440	8.13%, 12/01/2017 ■	1,455
	Virgin Media Finance plc
1,670	9.50%, 08/15/2016	1,770
	Virgin Media, Inc.
2,050	6.50%, 11/15/2016 ۞■	2,224
	XM Satellite Radio, Inc.
1,700	13.00%, 08/01/2013 ■	1,865
		30,002
	Beverage and Tobacco Product Manufacturing - 0.3%
	Constellation Brands, Inc.
1,065	8.38%, 12/15/2014	1,140

	Chemical Manufacturing - 1.8%
	Georgia Gulf Corp.
1,480	9.00%, 01/15/2017 ■	1,521
	Hexion Specialty Chemicals
970	8.88%, 02/01/2018 ■	935
910	9.75%, 11/15/2014	880
	Huntsman International LLC
2,020	7.38%, 01/01/2015	1,909
	JohnsonDiversey Holdings, Inc.
1,375	8.25%, 11/15/2019 ■	1,426
		6,671
	Computer and Electronic Product Manufacturing - 2.5%
	Advanced Micro Devices, Inc.
1,045	8.13%, 12/15/2017 ■‡	1,050

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Computer and Electronic Product Manufacturing - 2.5% -
	(continued)
	Nextel Communications, Inc.
$1,200	7.38%, 08/01/2015	$1,083
	Seagate Technology International
1,755	10.00%, 05/01/2014 ■	2,010
	Sorenson Communications
4,450	10.50%, 02/01/2015 ■	4,205
	Viasystems, Inc.
1,030	12.00%, 01/15/2015 ■	1,102
		9,450
	Construction - 1.3%
	Beazer Homes USA, Inc.
1,100	8.38%, 04/15/2012	1,073
	D.R. Horton, Inc.
1,250	6.13%, 01/15/2014	1,237
	Lennar Corp.
1,175	5.60%, 05/31/2015	1,075
	Pulte Homes, Inc.
1,755	7.88%, 06/15/2032	1,606
		4,991
	Fabricated Metal Product Manufacturing - 0.5%
	Crown Americas, Inc.
1,900	7.63%, 05/15/2017 ■	1,947

	Finance and Insurance - 10.5%
	American General Finance Corp.
11,695	6.90%, 12/15/2017	8,531
	Bank of America Capital II
2,305	8.00%, 12/15/2026	2,213
	CIT Group Funding Co.
1,820	10.25%, 05/01/2017	1,838
	CIT Group, Inc.
3,020	7.00%, 05/01/2017	2,575
	Developers Diversified Realty Corp.
1,400	9.63%, 03/15/2016	1,518
	Ford Motor Credit Co.
4,855	12.00%, 05/15/2015	5,575
	GMAC LLC
3,275	7.00%, 02/01/2012	3,251
1,370	8.00%, 11/01/2031	1,312
	Host Hotels & Resorts L.P.
1,350	9.00%, 05/15/2017 ■	1,445
	Janus Capital Group, Inc.
1,765	6.95%, 06/15/2017	1,747
	Leucadia National Corp.
1,750	7.13%, 03/15/2017	1,724
	Liberty Mutual Group, Inc.
1,810	10.75%, 06/15/2058 ■	1,991
	LPL Holdings, Inc.
4,235	10.75%, 12/15/2015 ■	4,383
	Starwood Hotels & Resorts
1,035	7.88%, 10/15/2014	1,102
		39,205
	Food Manufacturing - 1.5%
	Smithfield Foods, Inc.
3,675	7.00%, 08/01/2011	3,675
1,790	10.00%, 07/15/2014 ■	1,949
		5,624
	Food Services - 0.4%
	Landry's Restaurants, Inc.
1,375	11.63%, 12/01/2015 ■	1,471

	Health Care and Social Assistance - 6.2%
	Biomet, Inc.
1,290	10.38%, 10/15/2017	1,406
	HCA, Inc.
2,775	7.50%, 11/15/2095	2,224
785	8.36%, 04/15/2024	746
1,400	8.50%, 04/15/2019 ■	1,481
2,480	9.25%, 11/15/2016	2,616
	HealthSouth Corp.
1,350	10.75%, 06/15/2016	1,461
	IASIS Healthcare Capital Corp.
1,420	8.75%, 06/15/2014	1,441
	Inverness Medical Innovation, Inc.
1,450	9.00%, 05/15/2016	1,483
	Multiplan Corp.
2,280	10.38%, 04/15/2016 ■	2,348
	Psychiatric Solutions, Inc.
1,090	7.75%, 07/15/2015	1,044
	Reable Therapeutics Finance LLC
2,160	11.75%, 11/15/2014	2,252
	Rite Aid Corp.
4,835	7.70%, 02/15/2027	2,756
1,710	10.25%, 10/15/2019 ■	1,808
		23,066
	Information - 11.4%
	Charter Communications Operating LLC
1,785	8.00%, 04/30/2012 ■Ψ	1,865
2,390	10.88%, 09/15/2014 ■Ψ	2,677
	Citizens Communications Co.
2,140	7.88%, 01/15/2027	1,942
	Clearwire Corp.
1,450	12.00%, 12/01/2015 ■	1,457
	CSC Holdings, Inc.
1,405	8.50%, 04/15/2014 ■	1,489
	GXS Worldwide, Inc.
1,700	9.75%, 06/15/2015 ■	1,649
	Intelsat Bermuda Ltd.
1,150	11.50%, 02/04/2017	1,167
	Intelsat Intermediate Holdings Ltd.
1,590	9.50%, 02/01/2015	1,640
	Intelsat Jackson Holdings Ltd.
4,835	11.50%, 06/15/2016	5,149
	Level 3 Financing, Inc.
2,025	10.00%, 02/01/2018 ■	1,893
	MetroPCS Wireless, Inc.
1,415	9.25%, 11/01/2014	1,424
	Qwest Corp.
3,916	7.25%, 10/15/2035	3,583

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Information - 11.4% - (continued)
	Sprint Capital Corp.
$6,060	8.38%, 03/15/2012	$6,166
2,865	8.75%, 03/15/2032	2,579
	Videotron Ltee
1,475	9.13%, 04/15/2018 ■	1,586
	Wind Acquisition Finance S.A.
1,900	11.75%, 07/15/2017 ■	2,066
1,023	12.00%, 12/01/2015 ■	1,102
1,665	12.25%, 07/15/2017 ■	1,599
	Windstream Corp.
1,740	8.63%, 08/01/2016	1,786
		42,819
	Machinery Manufacturing - 0.7%
	Case New Holland, Inc.
1,160	7.75%, 09/01/2013 ■	1,192
	Goodman Global, Inc.
1,300	13.50%, 02/15/2016	1,430
		2,622
	Mining - 1.0%
	James River Coal Co.
1,300	9.38%, 06/01/2012	1,329
	Teck Resources Ltd.
1,960	10.75%, 05/15/2019	2,308
		3,637
	Miscellaneous Manufacturing - 1.2%
	Easton-Bell Sports, Inc.
1,370	9.75%, 12/01/2016 ■	1,428
	L-3 Communications Corp.
1,620	6.13%, 01/15/2014	1,640
	Transdigm, Inc.
1,450	7.75%, 07/15/2014 ■	1,465
		4,533
	Motor Vehicle & Parts Manufacturing - 3.3%
	ESCO Corp.
1,300	8.63%, 12/15/2013 ■	1,305
	Ford Motor Co.
2,040	9.22%, 09/15/2021	2,004
	Tenneco Automotive, Inc.
2,700	10.25%, 07/15/2013	2,768
	TRW Automotive, Inc.
1,330	7.00%, 03/15/2014 ■	1,287
	UCI Holdco, Inc.
5,498	9.25%, 12/15/2013 Δ	5,072
		12,436
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Libbey Glass, Inc.
500	10.00%, 02/15/2015 ■☼	506

	Paper Manufacturing - 1.9%
	Appleton Papers, Inc.
1,996	11.25%, 12/15/2015 ■	1,617
	Domtar Corp.
1,620	10.75%, 06/01/2017	1,879
	Georgia-Pacific LLC
2,130	8.25%, 05/01/2016 ■	2,279
	Westvaco Corp.
1,238	8.20%, 01/15/2030	1,365
		7,140
	Petroleum and Coal Products Manufacturing - 6.9%
	Alon Refining Krotz Springs, Inc.
1,585	13.50%, 10/15/2014 ■	1,458
	Bill Barrett Corp.
1,420	9.88%, 07/15/2016	1,526
	Chesapeake Energy Corp.
2,980	9.50%, 02/15/2015	3,248
	Drummond Co., Inc.
1,440	9.00%, 10/15/2014 ■	1,505
	Ferrellgas Partners L.P.
1,035	9.13%, 10/01/2017 ■	1,100
	Gibson Energy
700	10.00%, 01/15/2018 ■	691
	Headwaters, Inc.
1,305	11.38%, 11/01/2014 ■	1,370
	Key Energy Services, Inc.
340	8.38%, 12/01/2014	340
	Linn Energy LLC
2,070	11.75%, 05/15/2017 ■	2,355
	Opti Canada, Inc.
1,595	8.25%, 12/15/2014	1,404
390	9.00%, 12/15/2012 ■	400
	Petrohawk Energy Corp.
1,810	9.13%, 07/15/2013	1,887
	Plains Exploration & Production Co.
1,880	10.00%, 03/01/2016	2,087
	Sandridge Energy, Inc.
1,785	8.63%, 04/01/2015	1,796
	Star Gas Partners L.P.
945	10.25%, 02/15/2013	958
	Targa Resources Partners
1,795	11.25%, 07/15/2017 ■	2,010
	Western Refining, Inc.
1,880	11.25%, 06/15/2017 ■	1,711
		25,846
	Pipeline Transportation - 1.2%
	Copano Energy LLC
1,465	8.13%, 03/01/2016	1,476
	Dynegy Holdings, Inc.
1,450	7.75%, 06/01/2019	1,160
	El Paso Corp.
1,865	7.80%, 08/01/2031	1,854
		4,490
	Plastics and Rubber Products Manufacturing - 0.6%
	Plastipak Holdings, Inc.
1,175	10.63%, 08/15/2019 ■	1,292
	Solo Cup Co.
1,125	8.50%, 02/15/2014	1,086
		2,378
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
1,235	11.50%, 02/15/2015 ●	1,337

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 87.8% -
(continued)
	Primary Metal Manufacturing - 0.7% - (continued)
	Steel Dynamics, Inc.
$1,440	7.75%, 04/15/2016	$1,472
		2,809
	Printing and Related Support Activities - 0.8%
	Harland Clarke Holdings
1,575	9.50%, 05/15/2015	1,457
	Sheridan Group, Inc.
1,475	10.25%, 08/15/2011	1,372
		2,829
	Professional, Scientific and Technical Services - 2.8%
	Affinion Group, Inc.
1,275	10.13%, 10/15/2013	1,296
6,985	11.50%, 10/15/2015	7,229
	SunGard Data Systems, Inc.
1,773	10.25%, 08/15/2015	1,840
		10,365
	Real Estate and Rental and Leasing - 1.3%
	Ashtead Capital, Inc.
1,850	9.00%, 08/15/2016 ■	1,868
	Hertz Corp.
1,850	8.88%, 01/01/2014	1,864
	Realogy Corp.
835	10.50%, 04/15/2014	710
450	11.00%, 04/15/2014	371
		4,813
	Retail Trade - 4.9%
	Dollar General Corp.
2,354	11.88%, 07/15/2017	2,707
	J.C. Penney Co., Inc.
1,860	7.63%, 03/01/2097	1,674
	Macys, Inc.
2,840	6.90%, 04/01/2029	2,598
	Michaels Stores, Inc.
1,630	11.38%, 11/01/2016	1,695
	Nebraska Book Co., Inc.
1,780	10.00%, 12/01/2011 ■	1,818
	New Albertson's, Inc.
2,550	8.00%, 05/01/2031	2,295
	Toys R Us, Inc.
2,730	7.88%, 04/15/2013	2,778
	United Components, Inc.
1,100	9.38%, 06/15/2013	1,089
	Yankee Acquisition Corp.
1,835	8.50%, 02/15/2015	1,835
		18,489
	Textile Product Mills - 0.4%
	Interface, Inc.
1,300	11.38%, 11/01/2013	1,469

	Utilities - 4.9%
	AES Corp.
2,020	9.75%, 04/15/2016 ■‡	2,187
	Calpine Corp.
1,850	7.25%, 10/15/2017 ■	1,780
	Energy Future Holdings Corp.
5,668	11.25%, 11/01/2017	4,166
	Mirant Americas Generation LLC
3,640	8.30%, 05/01/2011	3,708
	Mirant North America LLC
1,660	7.38%, 12/31/2013	1,652
	NRG Energy, Inc.
1,000	7.25%, 02/01/2014	1,004
2,605	8.50%, 06/15/2019	2,618
	Reliant Energy, Inc.
1,335	9.24%, 07/02/2017	1,425
		18,540
	Water Transportation - 0.9%
	Royal Caribbean Cruises Ltd.
1,250	11.88%, 07/15/2015	1,459
	Ship Finance International Ltd.
1,580	8.50%, 12/15/2013	1,543
	Teekay Corp.
340	8.50%, 01/15/2020	345
		3,347
	Wholesale Trade - 0.7%
	McJunkin Red Man Corp.
1,475	9.50%, 12/15/2016 ■	1,471
	SGS International, Inc.
1,250	12.00%, 12/15/2013	1,310
		2,781
	Total corporate bonds: non-investment grade
	(cost $303,455)	$329,219

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ -
0.6%
	Health Care and Social Assistance - 0.6%
	Fresenius SE, Term Loan B
$1,450	6.75%, 09/10/2014 ±☼	$1,457
	Fresenius SE, Term Loan B2
936	6.75%, 09/10/2014 ±☼	940
		2,397
	Total senior floating rate interests: investment
	grade
	(cost $2,402)	$2,397

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 6.2%
	Arts, Entertainment and Recreation - 1.6%
	AMC Entertainment Holdings, Inc.
$5,316	5.25%, 06/13/2012 ±	$4,917
	Chester Downs and Marina LLC
1,053	12.38%, 07/31/2016 ±☼	1,079
		5,996
	Chemical Manufacturing - 0.1%
	Lyondell Chemical Co.
520	9.17%, 06/03/2010 ±☼Ψ	541

	Computer and Electronic Product Manufacturing - 0.9%
	Freescale Semiconductor, Inc.
1,258	12.50%, 12/15/2014 ±	1,295

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 6.2% - (continued)
	Computer and Electronic Product Manufacturing - 0.9% -
	(continued)
	Infor Lux Bond Co.
$2,854	8.24%, 09/02/2014 ±		$1,922
			3,217
	Finance and Insurance - 0.8%
	Nuveen Investments, Inc.
2,750	12.50%, 07/31/2015 ±		2,860

	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp.
1,445	5.50%, 06/13/2014 ±		1,339

	Information - 1.6%
	Level 3 Communications Corp.
3,191	11.50%, 03/13/2014 ±☼		3,448
	WideOpenWest Finance LLC
3,164	7.26%, 06/29/2015 ±		2,647
			6,095
	Motor Vehicle & Parts Manufacturing - 0.6%
	Lear Corp.
2,140	9.00%, 11/09/2012 ±		2,150

	Petroleum and Coal Products Manufacturing - 0.3%
	Turbo Beta Ltd.
1,294	14.50%, 03/12/2018 ±⌂		1,100

	Total senior floating rate interests: non-
	investment grade
	(cost $21,707)		$23,298

COMMON STOCKS - 0.6%
	Automobiles & Components - 0.6%
32	Lear Corp. ●		$2,176
	Total common stocks
	(cost $1,707)		$2,176

	Total long-term investments
	(cost $333,103)		$361,059

SHORT-TERM INVESTMENTS - 1.7%
	Investment Pools and Funds - 1.7%
	JP Morgan U.S. Government Money
6,259	Market Fund		$6,259
	State Street Bank U.S. Government Money
–	Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			6,259
	Total short-term investments
	(cost $6,259)		$6,259

	Total investments
	(cost $339,362) ▲	98.0%	$367,318
	Other assets and liabilities	2.0%	7,435
	Total net assets	100.0%	$374,753

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.8% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $340,399 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,677
Unrealized Depreciation	(2,758)
Net Unrealized Appreciation	$26,919

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $115,179, which represents 30.74% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $4,686.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2007	$920	Soundview NIM Trust, 0.00%,
		12/25/2036 - 144A	$915
06/2008 -	$1,294	Turbo Beta Ltd., 14.50%,
11/2009		03/12/2018	1,294

The aggregate value of these securities at January 31, 2010 was $1,100 which represents 0.29% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	2,176	2,176	–	–
Corporate Bonds: Investment Grade	3,969	–	3,969	–
Corporate Bonds: Non-Investment Grade	329,219	–	327,929	1,290
Senior Floating Rate Interests: Investment Grade	2,397	–	2,397	–
Senior Floating Rate Interests: Non-Investment Grade	23,298	–	23,298	–
Short-Term Investments	6,259	6,259	–	–
Total	$367,318	$8,435	$357,593	$1,290

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—
Corporate Bonds and Senior Floating Rate Interests	2,121	2	87	†	(25)	(895)	1,290
Total	$2,121	$2	$87		$(25)	$(895)	$1,290
________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $—.
† Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $83.

6

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 99.1%
	Alaska - 0.1%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$391

	Arizona - 1.9%
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032	244
	Mohave County Industrial DA Correctional
	Fac Contract
3,000	8.00%, 05/01/2025	3,559
	Pima County, AZ, Industrial Development
	Auth Education Rev
1,500	8.50%, 07/01/2039	1,559
	Pinal County, AZ, Electric Dist #4
1,150	6.00%, 12/01/2038	1,145
	Show Low Bluff, AZ, Community Fac Dist
	Special Assessment
200	5.60%, 07/01/2031 ⌂	147
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	797
		7,451
	California - 6.8%
	California State GO
4,985	6.50%, 04/01/2033	5,336
	California State Public Works Board
2,000	6.25%, 04/01/2034	2,063
	California Statewide Community DA,
	California Baptist University
2,800	5.50%, 11/01/2038	2,178
	California Statewide Community DA,
	Huntington Park Rev
200	5.15%, 07/01/2030	146
	California Statewide Community DA, Thomas
	Jefferson School of Law
4,100	7.25%, 10/01/2032	4,187
	Morongo Band of Mission Indians Enterprise
	Rev
1,595	6.50%, 03/01/2028 ■	1,474
	MSR Energy Auth
2,000	6.50%, 11/01/2039	2,101
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	1,889
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,149
	San Francisco City & County Redev Agency
530	6.13%, 08/01/2031	485
590	6.25%, 08/01/2033	563
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	553
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,432
	Turlock, CA, Health Facilities Rev
2,675	5.38%, 10/15/2034	2,319
		27,875
	Colorado - 1.6%
	Baptist Road Rural Transportation Auth, Sales
	& Use Tax Rev
800	5.00%, 12/01/2026	537
	Colorado Educational & Cultural FA Rev,
	Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	379
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,460
	Denver, CO, City & County Special Fac
	Airport AMT
4,000	5.25%, 10/01/2032	2,863
	North Range, CO, Metropolitan Dist #2
500	5.50%, 12/15/2027	378
		6,617
	Connecticut - 2.0%
	Connecticut State Health & Educational
	Facilities
3,000	5.50%, 07/01/2022	3,031
	Connecticut State Special Obligation Package
1,290	6.60%, 07/01/2024	1,211
	Hamden, CT Facilities Rev
1,250	7.63%, 01/01/2030	1,276
2,250	7.75%, 01/01/2043	2,290
		7,808
	Delaware - 0.3%
	Millsboro, DE, Special Obligation Plantation
	Lakes Special Development
500	5.45%, 07/01/2036 ⌂	324
	Sussex County, DE, Del Rev
1,235	5.90%, 01/01/2026	1,006
		1,330
	District of Columbia - 1.6%
	District of Columbia Tobacco Settlement
	Financing Corp
6,675	6.50%, 05/15/2033	6,449

	Florida - 8.7%
	Beeline Community Development Dist
1,205	7.00%, 05/01/2037	1,145
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
2,080	6.40%, 05/01/2033	2,143
	Florida Village Community Development
945	6.50%, 05/01/2033	961
	Florida Village Community Development Dist
	No 8
2,830	6.38%, 05/01/2038	2,464
	Highlands County, FL, Adventist Health
	(Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	146
	Hillsborough County, FL, IDA
1,150	8.00%, 08/15/2032	1,264
	Jacksonville, FL, Econ Development
	Community Health Care Facilities
2,000	6.25%, 09/01/2027	1,853
	Lakeland Florida Retirement Community Rev
1,750	6.38%, 01/01/2043	1,555
	Lee County, FL, Industrial Development Auth
1,000	5.25%, 06/15/2027	776
	Magnolia Creek, FL, Community
	Development Dist Capital Improvement
500	5.90%, 05/01/2039 ⌂	282
	Miami-Dade County, FL, Aviation Rev
4,220	5.50%, 10/01/2036	4,242

1

The Hartford High Yield Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 99.1% - (continued)
	Florida - 8.7% - (continued)
	Miami-Dade County, FL, Educational
	Facilities Auth
$3,000	5.75%, 04/01/2028	$3,128
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
2,400	5.88%, 11/15/2037	2,116
	Parker Road, FL, Community Development
	Dist Cap Improvement Ser A
195	5.60%, 05/01/2038 ⌂	108
	Putnam County, FL, DA
3,125	5.35%, 03/15/2042	3,222
	River Bend Community Development Dist,
	Capital Improvement Rev
1,880	0.00%, 11/01/2015 ⌂●	1,107
	Seminole Tribe of Florida
4,500	5.25%, 10/01/2027 ■	4,018
1,000	5.50%, 10/01/2024 ■	937
	Six Mile Creek, FL, Community Development
	Dist
1,525	5.88%, 05/01/2038	611
	St. Johns County, FL, IDA
1,765	5.00%, 02/15/2027	1,573
	Tolomato, FL, Community Development Dist
800	6.65%, 05/01/2040	633
	University Square Community Development
495	5.88%, 05/01/2038	371
		34,655
	Georgia - 1.9%
	Atlanta Water & Wastewater Rev
2,000	6.00%, 11/01/2022	2,170
	Augusta, GA, Airport Rev AMT
165	5.35%, 01/01/2028	153
230	5.45%, 01/01/2031	209
	Clayton County DA
2,000	9.00%, 06/01/2035	2,020
	Dekalb County, GA, DA
1,500	6.00%, 07/01/2034	1,636
	Marietta, GA, DA
1,500	7.00%, 06/15/2030	1,399
		7,587
	Hawaii - 0.5%
	Hawaii State Dept of Budget & Fin
1,750	9.00%, 11/15/2044	1,906

	Idaho - 0.2%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	854

	Illinois - 3.9%
	Aurora, IL, Tax Increment Rev
1,000	6.75%, 12/30/2027	968
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036 ⌂	829
	Chicago, IL, O'Hare Int'l Airport Rev
2,210	6.00%, 01/01/2017	2,368
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
200	5.75%, 03/01/2037 ⌂	104
	Hampshire, IL, Special Service Area #16,
	Prairie Ridge Proj
200	6.00%, 03/01/2046	144
	Illinois FA Rev
1,200	5.25%, 11/01/2039	1,202
1,370	5.38%, 07/01/2033 - 11/15/2039	1,317
6,000	5.50%, 08/15/2030	5,458
1,400	6.00%, 03/01/2038	1,519
190	6.25%, 02/01/2033	200
	Illinois FA, Children's Memorial Hospital Ser
	B
1,500	5.50%, 08/15/2028	1,520
		15,629
	Indiana - 0.3%
	Indiana Municipal Power Agency
1,000	5.75%, 01/01/2034	1,034
	Vigo County, IN, Union Hospital
500	5.70%, 09/01/2037 ■	411
		1,445
	Kansas - 0.1%
	Olathe, KS, Tax Increment Rev, West Village
	Center
500	5.50%, 09/01/2026 ⌂	394

	Louisiana - 3.2%
	Louisiana Local Government Environmental
	Facilities & Community Development
6,000	6.75%, 11/01/2032	6,181
	Louisiana Public Fac Auth
3,500	6.75%, 07/01/2039	3,754
	Louisiana Public Fac Auth, Susla Fac, Inc.
500	5.75%, 07/01/2039 ⌂	358
	New Orleans Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,784
		13,077
	Maryland - 0.2%
	Maryland State Health & Higher Education FA
	Rev
770	6.00%, 01/01/2028	780

	Massachusetts - 2.0%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,282
	Massachusetts State Health & Education
	Facilities
1,000	5.13%, 07/01/2033	933
3,000	5.50%, 10/01/2024	3,111
2,355	8.00%, 10/01/2039	2,611
		7,937
	Michigan - 6.1%
	Detroit, MI, GO
4,500	5.00%, 04/01/2016	4,196
	Flint, MI, International Academy
3,985	5.75%, 10/01/2037	3,379
	Kent Hospital FA
3,000	6.00%, 07/01/2035	2,486
	Michigan Public Educational Facilities
2,025	6.35%, 11/01/2028	1,999
5,000	6.50%, 09/01/2037 ■	4,696
1,395	7.00%, 12/01/2039	1,386

2

The Hartford High Yield Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 99.1% - (continued)
	Michigan - 6.1% - (continued)
	Michigan State Hospital FA, McLaren Health
	Care
$3,000	5.63%, 05/15/2028	$2,964
	Michigan Tobacco Settlement FA Ser A
2,000	6.00%, 06/01/2048	1,567
	Royal Oak Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,363
		25,036
	Minnesota - 0.3%
	Baytown Township, MN
750	7.00%, 08/01/2038	691
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	423
		1,114
	Missouri - 2.4%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	81
	Branson, MO, Regional Airport Transportation
	Development AMT
1,300	6.00%, 07/01/2025	951
	Kansas City, MO, Tax Increment Rev Maincor
	Proj Ser A
500	5.25%, 03/01/2018	467
	Kirkwood, MO, Industrial DA
3,500	8.25%, 05/15/2045 ☼	3,402
	St Louis, MO, Airport Rev
5,000	6.63%, 07/01/2034	5,244
		10,145
	Nebraska - 0.8%
	Madison County Hospital Auth
2,000	6.00%, 07/01/2033	1,995
	Omaha Public Power Dist
1,000	5.50%, 02/01/2033	1,083
		3,078
	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
	& 810, Summerlin Village #808
500	6.13%, 06/01/2031 ⌂	365
	Mesquite Special Improvement Dist #07-01
500	6.00%, 08/01/2027	389
		754
	New Hampshire - 0.6%
	New Hampshire Business Financing Auth Rev
2,000	6.88%, 10/01/2039	1,978
	New Hampshire State Business Fin Rev AMT
200	5.20%, 05/01/2027	198
		2,176
	New Jersey - 4.2%
	Burlington County, NJ, Bridge Commission
	Econ Development Rev, The Evergreen
	Proj
1,500	5.63%, 01/01/2038	1,306
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	4,493
	New Jersey Health Care Facilities FA
4,000	6.63%, 07/01/2038	4,019
	New Jersey Health Care Facilities FA Rev
2,855	5.75%, 10/01/2031	3,033
	New Jersey Health Care Services FA
800	5.50%, 07/01/2030	780
	New Jersey State Educational FA Rev
2,000	7.50%, 12/01/2032	2,248
	Tobacco Settlement Financing Corp, NJ
2,000	5.00%, 06/01/2041	1,382
		17,261
	New Mexico - 1.3%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,294
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	811
	Otero County, NM, Jail Proj Rev
1,370	6.00%, 04/01/2028	1,067
		5,172
	New York - 8.0%
	Erie County, NY, IDA Global Concepts
	Charter School Proj
2,070	6.25%, 10/01/2037	1,690
	Genesee County, NY, IDA Civic Fac Rev,
	United Memorial Medical Center
500	5.00%, 12/01/2027	378
	Long Island Power Auth
3,000	6.25%, 04/01/2033	3,407
	Nassau County, NY, IDA Continuing Care
	Retirement
3,000	6.70%, 01/01/2043	2,725
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside, Ser
	A
1,000	6.50%, 01/01/2027	953
	New York State Dormitory Auth Non State
	Supported Debt, Orange Regional Med
	Center
3,125	6.13%, 12/01/2029	2,837
	New York State Dormitory Auth Rev Non St
	Supported Debt
2,000	6.00%, 07/01/2033	2,153
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,636
	New York, NY, IDA American Airlines JFK
	International Airport AMT
6,860	7.63%, 08/01/2025	6,723
4,865	8.00%, 08/01/2012	4,930
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 - 09/15/2042	2,491
		32,923
	North Carolina - 0.3%
	North Carolina Eastern Municipal Power
	Agency
1,000	5.50%, 01/01/2026	1,065

	Ohio - 4.7%
	Buckeye Tobacco Settlement FA
7,000	5.88%, 06/01/2047	5,371
12,500	6.50%, 06/01/2047 ‡	10,431
	Ohio State Higher Educational Facilities Rev
3,000	5.50%, 12/01/2036	3,110
		18,912

3

The Hartford High Yield Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 99.1% - (continued)
	Oklahoma - 0.6%
	Norman, OK, Regional Hospital Auth Hospital
	Rev
$2,795	5.13%, 09/01/2037	$2,031
	Oklahoma Development FA, Hospital Rev
	Great Plains Regional Medical Center
500	5.13%, 12/01/2036	438
		2,469
	Other U.S. Territories - 1.8%
	Guam Government
935	5.75%, 12/01/2034	947
3,000	6.75%, 11/15/2029	3,110
	Puerto Rico Commonwealth
3,570	5.50%, 07/01/2032	3,406
		7,463
	Pennsylvania - 3.1%
	Erie Higher Educational Building Auth
1,000	5.50%, 03/15/2038	997
	Northampton County, PA
2,000	5.50%, 08/15/2035	1,960
	Pennsylvania Econ Development FA
3,000	7.00%, 07/15/2039	3,296
	Pennsylvania State Higher Educational FA
	Rev
855	5.75%, 07/01/2028	817
	Pennsylvania Turnpike Commission
1,335	6.00%, 06/01/2028	1,504
	Philadelphia GO
1,000	7.00%, 07/15/2028	1,167
	Philadelphia, PA, IDA
500	5.25%, 05/01/2037	362
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	786
1,000	6.50%, 04/01/2034	1,051
		11,940
	Rhode Island - 2.5%
	Rhode Island Health & Educational Building
	Corp
2,000	7.00%, 05/15/2039	2,202
	Rhode Island Tobacco Settlement Funding
	Corp
750	6.00%, 06/01/2023	760
	Tobacco Settlement Financing Corp
8,000	6.25%, 06/01/2042	7,339
		10,301
	South Carolina - 0.5%
	Lancaster County, SC, Sun City Assessment
1,987	7.70%, 11/01/2017	1,800

	South Dakota - 2.0%
	South Dakota Educational Enhancement
	Funding Corp
6,030	6.50%, 06/01/2032	5,897
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,120
		8,017
	Texas - 11.9%
	Brazos County Health Facilities Development
	Corp
2,000	5.50%, 01/01/2038	1,894
	Brazos County, TX, Health Facilities
	Development Corp
2,310	5.50%, 01/01/2033	2,211
	Burnet County, TX, Public Fac Proj Rev
4,000	7.75%, 08/01/2029	4,032
	Clifton Higher Education Fin Corp
2,000	8.75%, 02/15/2028	2,330
	Dallas Fort Worth, TX, International Airport
1,000	6.00%, 11/01/2032	1,002
	Dallas-Fort Worth, TX, International Airport
	AMT
2,000	6.15%, 01/01/2016	2,004
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025	357
	Harris County, TX, Cultural Education Fac
	Baylor CLG Medicine
2,855	5.63%, 11/15/2032	2,639
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	6,255
	Kimble County Texas Hospital Dist
2,500	6.25%, 08/15/2033	2,446
	La Vernia Texas Higher Education
2,105	9.00%, 08/15/2038	2,492
	Lewisville, TX, Combination Contract Rev
4,000	6.13%, 09/01/2029	4,111
	Lower Colorado River Auth Rev
3,000	7.25%, 05/15/2037	3,333
	Maverick County, TX, Public Fac Corp Proj
	Rev
1,495	6.25%, 02/01/2024	1,289
	Mc Lennan County, TX, Public Fac
3,000	6.63%, 06/01/2035	3,279
	Texas Midwest Public Facilities Corp Rev
3,000	9.00%, 10/01/2030	3,107
	Texas Private Activity Surface Transportation
3,000	6.88%, 12/31/2039	3,112
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
600	5.65%, 11/15/2035	476
	Willacy County, TX, GO
2,445	6.88%, 09/01/2028	2,114
		48,483
	Utah - 1.4%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	1,012
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	158
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	797
	Utah State Charter School FA, Channing Hall
	Ser A
750	5.88%, 07/15/2027 ■	580
700	6.00%, 07/15/2037 ■	523
	Utah State Charter School FA, Charter School
	Rev
2,000	6.75%, 08/15/2028	1,785
	Utah State Charter School FA, Summit
	Academy Ser A
1,500	5.80%, 06/15/2038	1,152
		6,007

4

The Hartford High Yield Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 99.1% - (continued)
	Virginia - 2.0%
	Lexington, VA, IDA Residential Care Fac Rev
$1,050	5.50%, 01/01/2037	$815
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035	1,730
	Peninsula, VA, Turn Center Community Dev
	DA
300	6.45%, 09/01/2037	278
	Virginia Small Business Financing Auth Rev
3,000	9.00%, 07/01/2039	3,043
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038	1,990
		7,856
	Washington - 3.3%
	King County, WA, Public Hospital
3,000	7.25%, 12/01/2038	3,092
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032	1,980
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028	4,371
	Washington State Health Care FA Rev
3,600	6.13%, 08/15/2037	3,673
		13,116
	West Virginia - 0.9%
	West Virginia State Hospital FA Rev, Thomas
	Health Systems
3,500	6.50%, 10/01/2028 - 10/01/2038	3,272

	Wisconsin - 4.9%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
10,575	6.13%, 06/01/2027	11,440
1,000	6.38%, 06/01/2032	1,123
	Wisconsin State General Fund
185	5.75%, 05/01/2033	201
1,295	6.00%, 05/01/2036	1,425
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023	2,507
1,000	7.25%, 09/15/2029	1,025
1,000	7.63%, 09/15/2039	1,041
	Wisconsin State Health & Educational FA,
	Wellington Homes Wis LLC
600	6.75%, 09/01/2037	476
		19,238
	Total municipal bonds
	(cost $399,687)	$399,783

	Total long-term investments
	(cost $399,687)	$399,783

SHORT-TERM INVESTMENTS - 0.4%
	Investment Pools and Funds - 0.4%
	State Street Bank Tax Free Money Market
1,641	Fund		$1,641

	Total short-term investments
	(cost $1,641)		$1,641

	Total investments
	(cost $401,328) ▲	99.5%	$401,424
	Other assets and liabilities	0.5%	1,923
	Total net assets	100.0%	$403,347

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $401,328 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,207
Unrealized Depreciation	(17,111)
Net Unrealized Appreciation	$96

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $12,639, which represents 3.13% of total net assets.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $3,402.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
09/2007	$1,000	Belleville, IL, Tax Increment,
		5.70%, 05/01/2036	$994
06/2007	$500	Colorado Educational & Cultural
		FA Rev, Charter School-Windsor
		Academy Proj, 5.70%, 05/01/2037	500
05/2007	$200	Hampshire, IL, Special Service
		Area #13, Tuscany Woods Proj,
		5.75%, 03/01/2037	200

5

The Hartford High Yield Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Period	Shares/
Acquired	Par	Security	Cost Basis
08/2007	$500	Las Vegas, NV, Special
		Improvement Dist #808 & 810,
		Summerlin Village, 6.13%,
		06/01/2031	$498
07/2007	$500	Louisiana Public Fac Auth, Susla
		Fac, Inc., 5.75%, 07/01/2039 -
		144 A	503
06/2007	$500	Magnolia Creek, FL, Community
		Development Dist Capital
		Improvement, 5.90%, 05/01/2039	497
06/2007	$500	Millsboro, DE, Special Obligation
		Plantation Lakes Special
		Development, 5.45%, 07/01/2036	500
12/2007	$1,000	Montecito Estates Public
		Improvement Rev, 7.00%,
		10/01/2037	1,000
06/2007	$500	Olathe, KS, Tax Increment Rev,
		West Village Center, 5.50%,
		09/01/2026	498
05/2007	$195	Parker Road, FL, Community
		Development Dist Cap
		Improvement Ser A, 5.60%,
		05/01/2038	194
11/2007	$1,880	River Bend Community
		Development Dist, Capital
		Improvement Rev, 0.00%,
		11/01/2015	1,880
05/2007	$200	Show Low Bluff, AZ, Community
		Fac Dist Special Assessment,
		5.60%, 07/01/2031 - 144A	200
09/2007	$1,000	Tartesso West Community
		Facilities Dist GO, 5.90%,
		07/15/2032	1,000

The aggregate value of these securities at January 31, 2010 was $6,005  which represents 1.49% of total net assets.

AMT -  Alternative Minimum Tax
DA  -     Development Authority
FA   -     Finance Authority
GO   -     General Obligations
IDA  -    Industrial Development Authority Bond

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Municipal Bonds	$399,783	$–	$399,783	$–
Short-Term Investments	1,641	1,641	–	–
Total	$401,424	$1,641	$399,783	$–

6

The Hartford Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.0%
	Finance and Insurance - 9.0%
	Ally Automotive Receivables Trust
$50	3.00%, 10/15/2015 ■	$51
	Banc of America Commercial Mortgage, Inc.
2,521	5.50%, 11/10/2039 ⌂►	52
6,334	5.75%, 06/10/2039 ⌂►	35
	Bank of America Automotive Trust
100	3.03%, 10/15/2016 ■	103
	Bayview Commercial Asset Trust
200	0.60%, 04/25/2036 ■Δ	116
5,186	7.00%, 07/25/2037 ⌂►	434
9,481	7.50%, 09/25/2037 ⌂►	852
	Bear Stearns Commercial Mortgage
	Securities, Inc.
345	4.68%, 08/13/2039	356
540	5.12%, 02/11/2041 Δ	550
1,650	5.15%, 10/12/2042 Δ	1,704
1,700	5.33%, 02/11/2044	1,517
600	5.72%, 09/11/2038 Δ	628
580	5.81%, 06/12/2043	582
	CBA Commercial Small Balance Commercial
	Mortgage
5,775	3.00%, 01/25/2039 ⌂►	260
3,653	5.41%, 06/25/2038 ⌂†Δ	264
731	7.00%, 07/25/2035 ⌂►†	36
	Chase Issuance Trust
360	5.12%, 10/15/2014	391
	Citigroup Commercial Mortgage Trust
595	5.48%, 10/15/2049	348
350	5.70%, 12/10/2049 Δ	290
320	6.10%, 12/10/2049 Δ	227
	Citigroup Mortgage Loan Trust, Inc.
11	2.73%, 01/25/2037 ■Δ	–
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
480	5.32%, 12/11/2049	432
310	5.36%, 01/15/2046 Δ	311
	Commercial Mortgage Pass-Through
	Certificates
210	4.72%, 03/10/2039	213
570	5.31%, 07/10/2037 Δ	582
4,898	5.50%, 03/10/2039 ⌂►	106
160	5.77%, 06/10/2046 Δ	163
	Countrywide Asset-Backed Certificates
43	5.46%, 07/25/2035	18
	Credit-Based Asset Servicing and
	Securitization
187	0.50%, 05/25/2036 ■Δ	112
	CS First Boston Mortgage Securities Corp.
290	5.23%, 12/15/2040	294
	Equity One ABS, Inc.
3	2.73%, 07/25/2034 Δ	–
26	5.46%, 12/25/2033	6
	Ford Credit Automotive Owner Trust
600	4.28%, 05/15/2012	613
	GE Business Loan Trust
5,049	6.14%, 05/15/2034 ⌂►	14
	GE Capital Commercial Mortgage Corp.
53,752	6.35%, 11/10/2045 ⌂►	41
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038	205
	GMAC Mortgage Corp. Loan Trust
165	5.75%, 10/25/2036	92
	Green Tree Financial Corp.
7	7.35%, 05/15/2027	7
	Greenwich Capital Commercial Funding
	Corp.
387	0.00%, 11/05/2021 ⌂●Δ	–
970	4.80%, 08/10/2042	973
635	5.44%, 03/10/2039 Δ	588
810	5.88%, 07/10/2038 Δ	789
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂†	18
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
278	4.72%, 01/15/2038	283
535	5.04%, 03/15/2046 Δ	543
1,550	5.18%, 12/15/2044 Δ	1,589
550	5.34%, 05/15/2047	497
240	5.40%, 05/15/2045	230
40	5.43%, 12/12/2043	38
502	5.48%, 04/15/2043 Δ	495
2,045	5.50%, 01/15/2038 ⌂►	51
274	5.75%, 02/12/2049 Δ	212
260	5.86%, 06/12/2043 Δ	223
190	6.16%, 05/12/2034	202
	LB-UBS Commercial Mortgage Trust
180	4.48%, 10/15/2029	180
20,326	5.26%, 06/15/2036 ⌂►	41
210	5.88%, 06/15/2038 Δ	209
	Lehman Brothers Small Balance Commercial
120	5.62%, 09/25/2036 ■	102
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Marlin Leasing Receivables LLC
137	5.33%, 09/16/2013 ■	138
	Merrill Lynch Mortgage Trust
113	5.83%, 06/12/2050 Δ	101
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
510	5.38%, 08/12/2048	414
	Morgan Stanley Capital I
560	4.70%, 07/15/2056	564
200	5.33%, 12/15/2043	196
	Morgan Stanley Capital, Inc.
30	5.65%, 06/11/2042 Δ	30
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ⌂●	–
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015	78
	Renaissance Home Equity Loan Trust
381	5.58%, 11/25/2036 Δ	341
78	5.75%, 05/25/2036 Δ	59
200	6.16%, 05/25/2036	29

1

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.0% - (continued)
	Finance and Insurance - 9.0% - (continued)
	Residential Funding Mortgage Securities, Inc.
$1,229	6.00%, 07/25/2037 ⌂	$989
	USAA Automotive Owner Trust
551	5.36%, 06/15/2012	561
	Wachovia Automotive Loan Owner Trust
250	5.15%, 07/20/2012 ■	258
	Wachovia Bank Commercial Mortgage Trust
210	5.24%, 07/15/2041 Δ	214
505	5.31%, 11/15/2048	493
699	5.34%, 12/15/2043 - 11/15/2048	572
50	5.37%, 11/15/2048	26
6,021	5.50%, 02/15/2041 ⌂►	126
	Wamu Commercial Mortgage Securities Trust
1,220	6.14%, 03/23/2045 ■ΔΨ	354
	Wells Fargo Alternative Loan Trust
882	6.25%, 11/25/2037 ⌂	652
		25,463
	Utilities - 0.0%
	Detroit Edison Securitization
40	6.19%, 03/01/2013	41

	Total asset & commercial mortgage backed
	securities
	(cost $26,058)	$25,504

CORPORATE BONDS: INVESTMENT GRADE - 27.4%
	Administrative Waste Management and Remediation -
	0.2%
	Allied Waste North America, Inc.
$385	6.88%, 06/01/2017	$416

	Arts, Entertainment and Recreation - 0.9%
	Grupo Televisa S.A.
683	6.63%, 01/15/2040 ■	692
	News America Holdings, Inc.
337	6.90%, 08/15/2039 ■	373
	Time Warner Entertainment Co., L.P.
1,210	8.38%, 07/15/2033	1,470
		2,535
	Beverage and Tobacco Product Manufacturing - 0.7%
	Altria Group, Inc.
790	10.20%, 02/06/2039	1,063
	Anheuser-Busch Cos., Inc.
280	8.20%, 01/15/2039 ■	361
	Anheuser-Busch InBev N.V.
475	7.75%, 01/15/2019 ■	564
		1,988
	Chemical Manufacturing - 1.4%
	Dow Chemical Co.
1,435	8.55%, 05/15/2019	1,716
	Incitec Pivot Finance LLC
1,325	6.00%, 12/10/2019 ■	1,329
	Yara International ASA
770	7.88%, 06/11/2019 ■	919
		3,964
	Construction - 0.1%
	CRH America, Inc.
330	8.13%, 07/15/2018	390

	Finance and Insurance - 11.8%
	Banco Do Brasil
100	6.00%, 01/22/2020 ■	99
	Bank of America Corp.
2,000	2.10%, 04/30/2012	2,039
355	6.50%, 08/01/2016	384
355	7.38%, 05/15/2014	403
	Barclays Bank plc
561	5.13%, 01/08/2020	554
	Capital One Bank
1,025	8.80%, 07/15/2019	1,243
	CDP Financial, Inc.
1,285	4.40%, 11/25/2019 ■	1,257
	Citigroup, Inc.
550	2.13%, 04/30/2012	561
600	6.01%, 01/15/2015	625
477	6.38%, 08/12/2014	506
510	8.13%, 07/15/2039	578
562	8.50%, 05/22/2019	655
	Comerica Capital Trust II
1,066	6.58%, 02/20/2037 Δ	863
	Corpoacion Andina De Fomento
90	8.13%, 06/04/2019	107
	Credit Agricole S.A.
835	6.64%, 05/31/2017 ■♠Δ	719
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ■♠	72
	Digital Realty Trust, Inc.
394	5.88%, 02/01/2020 ■	388
	General Electric Capital Corp.
1,340	5.50%, 01/08/2020	1,327
	Goldman Sachs Capital Trust II
1,744	5.79%, 06/01/2012 ♠Δ	1,365
	Guardian Life Insurance Co.
1,079	7.38%, 09/30/2039 ■	1,156
	Harley-Davidson Funding Corp.
464	5.75%, 12/15/2014 ■	488
	HCC Insurance Holdings, Inc.
730	6.30%, 11/15/2019	760
	Jefferies Group, Inc.
904	8.50%, 07/15/2019	1,021
	JP Morgan Chase Capital II
210	0.78%, 02/01/2027 Δ	149
	JP Morgan Chase Capital XXV
698	6.80%, 10/01/2037	703
	Key Bank NA
1,705	5.80%, 07/01/2014	1,729
715	6.95%, 02/01/2028	651
	Lincoln National Corp.
530	6.05%, 04/20/2067	404
	Manufacturers & Traders Trust Co.
855	5.59%, 12/28/2020	755
	Massachusetts Mutual Life Insurance Co.
330	8.88%, 06/01/2039 ■	427

2

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.4% - (continued)
	Finance and Insurance - 11.8% - (continued)
	MBNA America Bank N.A.
$505	7.13%, 11/15/2012	$556
	Mellon Capital IV
764	6.24%, 06/20/2012 ♠Δ	661
	Merrill Lynch & Co., Inc.
925	6.05%, 05/16/2016	944
	Morgan Stanley
1,190	7.30%, 05/13/2019	1,344
	New York Life Insurance Co.
1,083	6.75%, 11/15/2039 ■	1,166
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2017 ■♠Δ	559
	PNC Preferred Funding Trust II
1,200	6.11%, 03/15/2012 ■♠Δ	900
	Prudential Financial, Inc.
224	7.38%, 06/15/2019	258
	Rabobank Netherlands
219	11.00%, 06/30/2019 ■♠	280
	Shurgard Storage Centers, Inc.
75	5.88%, 03/15/2013	79
	State Street Capital Trust III
720	8.25%, 03/15/2042 Δ	737
	State Street Capital Trust IV
735	1.25%, 06/15/2037 Δ	504
	Teachers Insurance & Annuity Association
464	6.85%, 12/16/2039 ■	500
	Temasek Financial I Ltd.
294	5.38%, 11/23/2039 ■	294
	Transcapitalinvest Ltd.
400	5.67%, 03/05/2014 §	404
	UBS Preferred Funding Trust I
1,040	8.62%, 10/01/2010 ♠	1,004
	USB Capital IX
1,175	6.19%, 04/15/2011 ♠Δ	975
	Westpac Capital Trust IV
100	5.26%, 03/31/2016 ■♠	83
	ZFS Finance USA Trust I
182	6.50%, 05/09/2037 ■Δ	162
		33,398
	Foreign Governments - 0.5%
	Colombia (Republic of)
100	7.38%, 03/18/2019	112
	El Salvador (Republic of)
282	7.65%, 06/15/2035 §	286
	Hungary (Republic of)
380	4.75%, 02/03/2015	384
	Qatar (State of)
675	6.40%, 01/20/2040 ■	670
		1,452
	Health Care and Social Assistance - 0.8%
	CVS Corp.
1,051	8.35%, 07/10/2031 ■	1,201
	Pfizer, Inc.
515	6.20%, 03/15/2019	577
400	7.20%, 03/15/2039	484
		2,262
	Information - 2.3%
	Adobe Systems, Inc.
428	3.25%, 02/01/2015	430
550	4.75%, 02/01/2020	549
	Cellco Partnership - Verizon Wireless Capital
1,467	8.50%, 11/15/2018	1,851
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012	239
455	8.75%, 03/01/2031	590
	France Telecom S.A.
150	7.75%, 03/01/2011 Δ	161
	Hanaro Telecom, Inc.
140	7.00%, 02/01/2012 ■	148
	Rogers Cable, Inc.
205	8.75%, 05/01/2032	257
	Rogers Communications, Inc.
931	7.50%, 03/15/2015	1,099
	Telecom Italia Capital
279	7.18%, 06/18/2019	313
677	7.72%, 06/04/2038	773
	Time Warner Cable, Inc.
52	8.25%, 04/01/2019	63
		6,473
	Mining - 0.8%
	Anglo American Capital plc
732	9.38%, 04/08/2014 ■	887
	Barrick Gold Corp.
170	6.95%, 04/01/2019	195
	Rio Tinto Finance USA Ltd.
880	5.88%, 07/15/2013	960
265	9.00%, 05/01/2019	338
		2,380
	Miscellaneous Manufacturing - 1.0%
	Meccanica Holdings USA, Inc.
1,257	6.25%, 07/15/2019 - 01/15/2040 ■	1,348
	Tyco International Ltd.
1,137	8.50%, 01/15/2019	1,426
		2,774
	Petroleum and Coal Products Manufacturing - 3.0%
	Anadarko Petroleum Corp.
635	6.45%, 09/15/2036	653
	Cenovus Energy, Inc.
780	6.75%, 11/15/2039 ■	867
	Gazprom International S.A.
105	7.20%, 02/01/2020 §	108
	Motiva Enterprises LLC
435	5.75%, 01/15/2020 ■	457
420	6.85%, 01/15/2040 ■	453
	Nabors Industries, Inc.
537	9.25%, 01/15/2019	677
	Petrobras International Finance Co.
770	6.88%, 01/20/2040	775
	Petroleos Mexicanos
550	6.00%, 03/05/2020 ■☼	543
	Rowan Companies, Inc.
606	7.88%, 08/01/2019	708
	Sempra Energy
560	6.50%, 06/01/2016	626
588	9.80%, 02/15/2019	765

3

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.4% - (continued)
	Petroleum and Coal Products Manufacturing - 3.0% -
	(continued)
	TNK-BP Finance S.A.
$200	6.63%, 03/20/2017 §	$198
	Valero Energy Corp.
1,120	6.63%, 06/15/2037	1,055
385	9.38%, 03/15/2019	469
		8,354
	Pipeline Transportation - 0.3%
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	122
	TransCanada Pipelines Ltd.
705	7.25%, 08/15/2038	831
		953
	Primary Metal Manufacturing - 1.0%
	Alcan, Inc.
240	6.13%, 12/15/2033	244
	ArcelorMittal
1,255	7.00%, 10/15/2039	1,287
1,030	9.00%, 02/15/2015	1,247
		2,778
	Real Estate and Rental and Leasing - 1.0%
	COX Communications, Inc.
350	6.25%, 06/01/2018 ■	378
300	8.38%, 03/01/2039 ■	379
	ERAC USA Finance Co.
946	5.60%, 05/01/2015 ■	995
500	6.70%, 06/01/2034 ■	474
	US Bank Realty Corp.
625	6.09%, 01/15/2012 ■♠Δ	480
		2,706
	Retail Trade - 0.2%
	Ahold Lease USA, Inc.
617	8.62%, 01/02/2025	693

	Utilities - 1.4%
	Colbun S.A.
100	6.00%, 01/21/2020 ■	100
	Commonwealth Edison Co.
1,405	5.80%, 03/15/2018	1,522
	Duke Energy Corp.
250	7.00%, 11/15/2018	298
	Electricite de France
560	6.95%, 01/26/2039 ■	653
	Enel Finance International S.A.
253	6.00%, 10/07/2039 ■	253
	Florida Power Corp.
296	5.80%, 09/15/2017	326
	Pacific Gas & Electric Energy Recovery
	Funding LLC
701	8.25%, 10/15/2018	871
		4,023
	Water Transportation - 0.0%
	Carnival Corp.
110	6.65%, 01/15/2028	109

	Total corporate bonds: investment grade
	(cost $71,269)	$77,648

CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8%
	Accommodation and Food Services - 0.2%
	Ameristar Casinos, Inc.
175	9.25%, 06/01/2014 ■	181
	MGM Mirage, Inc.
105	10.38%, 05/15/2014 ■	115
130	11.13%, 11/15/2017 ■	146
		442
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Tyson Foods, Inc.
115	10.50%, 03/01/2014	133

	Air Transportation - 0.1%
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	98
69	6.80%, 08/02/2018	63
		161
	Arts, Entertainment and Recreation - 0.6%
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	538
	Echostar DBS Corp.
110	7.75%, 05/31/2015	113
	FireKeepers Development Authority
500	13.88%, 05/01/2015 ■	573
	Pinnacle Entertainment, Inc.
160	8.63%, 08/01/2017 ■	160
	Virgin Media, Inc.
340	6.50%, 11/15/2016 ۞■	369
		1,753
	Beverage and Tobacco Product Manufacturing - 0.1%
	Constellation Brands, Inc.
160	8.38%, 12/15/2014	171

	Chemical Manufacturing - 0.2%
	Ashland, Inc.
170	9.13%, 06/01/2017 ■	185
	Hexion Specialty Chemicals
330	8.88%, 02/01/2018 ■	318
		503
	Computer and Electronic Product Manufacturing - 0.4%
	Seagate Technology International
505	10.00%, 05/01/2014 ■	578
	Sorenson Communications
580	10.50%, 02/01/2015 ■	548
		1,126
	Construction - 0.3%
	Desarrolladora Homes S.A.
147	7.50%, 09/28/2015	144
	KB Home & Broad Home Corp.
200	6.38%, 08/15/2011	205
	Odebrecht Finance Ltd.
373	7.00%, 04/21/2020 ■	376
		725
	Finance and Insurance - 0.8%
	Capital One Capital VI
330	8.88%, 05/15/2040	344

4

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8% -
(continued)
	Finance and Insurance - 0.8% - (continued)
	Ford Motor Credit Co.
$475	7.50%, 08/01/2012	$481
	LPL Holdings, Inc.
1,530	10.75%, 12/15/2015 ■	1,583
		2,408
	Food Manufacturing - 0.0%
	BFF International Ltd.
100	7.25%, 01/28/2020 ■	99

	Foreign Governments - 0.5%
	Argentina (Republic of)
493	7.00%, 10/03/2015	372
	Indonesia (Republic of)
255	6.88%, 01/17/2018 §	277
	Philippines (Republic of)
100	6.38%, 10/23/2034	94
200	6.50%, 01/20/2020	212
	Turkey (Republic of)
478	7.25%, 03/15/2015	534
		1,489
	Health Care and Social Assistance - 0.5%
	HCA, Inc.
255	8.50%, 04/15/2019 ■	270
165	9.25%, 11/15/2016	174
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014	497
	Inverness Medical Innovation, Inc.
295	9.00%, 05/15/2016	302
	Psychiatric Solutions, Inc.
215	7.75%, 07/15/2015	206
		1,449
	Information - 2.3%
	Charter Communications Operating LLC
415	8.00%, 04/30/2012 ■Ψ	434
	Citizens Communications Co.
440	9.00%, 08/15/2031	436
	Clearwire Corp.
250	12.00%, 12/01/2015 ■	251
	CSC Holdings, Inc.
425	8.50%, 04/15/2014 ■	450
	Frontier Communications Corp.
225	8.25%, 05/01/2014	236
	GXS Worldwide, Inc.
215	9.75%, 06/15/2015 ■	208
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ⌂	716
	Intelsat Corp.
600	9.25%, 06/15/2016	624
	Intelsat Intermediate Holdings Ltd.
585	9.50%, 02/01/2015	603
	Level 3 Financing, Inc.
305	10.00%, 02/01/2018 ■	285
	MetroPCS Wireless, Inc.
720	9.25%, 11/01/2014	725
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	825
	Sprint Capital Corp.
140	8.75%, 03/15/2032	126
	Windstream Corp.
685	8.63%, 08/01/2016	703
		6,622
	Machinery Manufacturing - 0.1%
	Goodman Global, Inc.
150	13.50%, 02/15/2016	165

	Mining - 0.1%
	Teck Resources Ltd.
215	10.75%, 05/15/2019	253

	Miscellaneous Manufacturing - 0.1%
	L-3 Communications Corp.
340	5.88%, 01/15/2015	344

	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
350	8.25%, 05/01/2016 ■	375

	Petroleum and Coal Products Manufacturing - 0.6%
	Chesapeake Energy Corp.
225	7.00%, 08/15/2014	227
505	9.50%, 02/15/2015	550
	Drummond Co., Inc.
390	7.38%, 02/15/2016	383
	Headwaters, Inc.
355	11.38%, 11/01/2014 ■	373
	Inergy L.P.
150	8.25%, 03/01/2016	153
		1,686
	Pipeline Transportation - 0.2%
	Copano Energy LLC
315	8.13%, 03/01/2016	317
	El Paso Corp.
115	7.00%, 06/15/2017	118
		435
	Printing and Related Support Activities - 0.1%
	Sheridan Group, Inc.
150	10.25%, 08/15/2011	140

	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
1,200	11.50%, 10/15/2015	1,242

	Retail Trade - 0.7%
	Federated Retail Holdings, Inc.
100	5.90%, 12/01/2016	96
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011	475
	Supervalu, Inc.
420	7.50%, 11/15/2014	421
140	8.00%, 05/01/2016	140

5

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.8% -
(continued)
	Retail Trade - 0.7% - (continued)
	United Components, Inc.
$1,000	9.38%, 06/15/2013	$990
		2,122

	Transit and Ground Passenger Transportation - 0.0%
	Grupo Senda Autotransporte
100	10.50%, 10/03/2015 ■	82

	Utilities - 0.3%
	AES Corp.
110	8.00%, 10/15/2017	111
	AES El Salvador Trust
200	6.75%, 02/01/2016 §	181
	NRG Energy, Inc.
275	7.25%, 02/01/2014	276
160	8.50%, 06/15/2019	161
		729
	Wholesale Trade - 0.1%
	McJunkin Red Man Corp.
265	9.50%, 12/15/2016 ■	264
	SGS International, Inc.
150	12.00%, 12/15/2013	157
		421
	Total corporate bonds: non-investment grade
	(cost $23,120)	$25,075

MUNICIPAL BONDS - 0.3%
	Transportation - 0.3%
	Bay Area Toll Auth
$445	6.26%, 04/01/2049	$445
	North Texas Tollway Auth Rev
469	6.72%, 01/01/2049	500
		945
	Total municipal bonds
	(cost $928)	$945

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ - 0.4%

	Health Care and Social Assistance - 0.2%
	Life Technologies Corp.
$548	5.25%, 11/23/2015 ±	$549

	Paper Manufacturing - 0.2%
	Georgia-Pacific Corp.
317	2.26%, 12/20/2012 ±	310
	Georgia-Pacific LLC
197	3.50%, 12/20/2014 ±	197
		507
	Total senior floating rate interests: investment
	grade
	(cost $1,039)	$1,056

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.3%
	Accommodation and Food Services - 0.4%
	Harrah's Operating Co., Inc.
$1,000	9.50%, 10/31/2016 ±	$1,014

	Administrative Waste Management and Remediation -
	0.1%
	Affinion Group, Inc.
183	2.73%, 10/17/2012 ±	177

	Air Transportation - 0.3%
	Delta Air Lines, Inc.
998	8.75%, 09/30/2013 ±	1,006

	Arts, Entertainment and Recreation - 0.3%
	Cedar Fair L.P.
65	2.23%, 08/30/2012 ±	64
259	4.23%, 12/31/2014 ±	258
	Cenveo, Inc., Delayed Draw Term Loan
1	4.75%, 06/21/2013 ±	1
	Cenveo, Inc., Term Loan C
51	4.75%, 06/21/2013 ±	51
	R.H. Donnelley, Inc.
620	6.00%, 10/24/2014 ±Ψ	611
		985
	Food Manufacturing - 0.3%
	Dole Food Co., Inc.
163	7.97%, 04/12/2013 ±	165
	Dole Food Co., Inc., LC Facility Deposits
530	8.00%, 04/12/2013 ±	535
	Dole Food Co., Inc., Tranche C Term Loan
94	8.00%, 04/12/2013 ◊	95
	Roundy's Supermarkets, Inc.
53	6.25%, 11/09/2013 ±	52
		847
	Health Care and Social Assistance - 0.2%
	HCA, Inc.
319	1.25%, 11/17/2012 ±	303
259	2.50%, 11/17/2013 ±	246
		549
	Information - 0.7%
	Charter Communications Operating LLC
458	2.26%, 03/06/2014 ±Ψ	425
	Intelsat Bermuda Ltd., Term Loan B 2A
62	2.73%, 01/03/2014 ±	59
	Intelsat Bermuda Ltd., Term Loan B 2B
62	2.73%, 01/03/2014 ±	59
	Intelsat Bermuda Ltd., Term Loan B 2C
62	2.73%, 01/03/2014 ±	58
	MetroPCS Wireless, Inc.
171	2.54%, 11/04/2013 ±	166
	UPC Financing Partnership
275	3.93%, 12/31/2016 ±	270
	West Corp.
491	7.25%, 10/24/2013 ±	495
	WideOpenWest Finance LLC
578	7.00%, 06/29/2015 ±	483
		2,015

6

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.3% - (continued)
	Motor Vehicle & Parts Manufacturing - 0.4%
	Accuride Corp.
$1,000	10.00% 01/31/2012 ± ☼Ψ	$998
	AM General LLC
3	3.23%, 09/30/2012 ±	3
60	3.27%, 09/30/2013 ±	58
		1,059
	Real Estate and Rental and Leasing - 0.0%
	Realogy Corp.
47	3.25%, 10/10/2013 ±	42

	Retail Trade - 0.1%
	Michaels Stores, Inc.
78	2.58%, 10/31/2013 ±	70
105	4.81%, 07/31/2016 ±	100
		170
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.3%
	Jarden Corp.
985	3.50%, 01/24/2015 ±	984

	Utilities - 0.2%
	Texas Competitive Electric Holdings Co. LLC
589	3.73%, 10/12/2014 ±	479

	Total senior floating rate interests: non-
	investment grade
	(cost $9,401)	$9,327

U.S. GOVERNMENT AGENCIES - 25.1%
	Federal Home Loan Mortgage Corporation - 8.5%
$274	5.50%, 10/01/2032	$292
17,412	6.00%, 01/15/2032 - 11/01/2037	18,451
5,382	6.50%, 05/01/2037 - 05/01/2038 □	5,812
		24,555
	Federal National Mortgage Association - 16.4%
371	5.00%, 11/01/2017 - 01/01/2022	395
139	5.24%, 12/01/2035 Δ	146
2,134	5.50%, 12/01/2032 - 10/01/2034	2,269
22,989	6.00%, 07/01/2036 - 05/01/2038	24,628
12,975	6.50%, 03/01/2036 - 08/01/2038	14,022
4,138	7.00%, 09/01/2038	4,552
		46,012
	Other Government Agencies - 0.2%
	Small Business Administration
	Participation Certificates:
661	4.92%, 10/01/2023	698

	Total U.S. government agencies
	(cost $68,300)	$71,265

U.S. GOVERNMENT SECURITIES - 18.9%
	U.S. Treasury Securities - 18.9%
	U.S. Treasury Bonds - 8.1%
$19,315	1.38%, 03/15/2012	$19,507
1,234	4.38%, 11/15/2039	1,207
2,247	4.50%, 08/15/2039 ‡	2,244
		22,958
	U.S. Treasury Notes - 10.8%
11,160	1.00%, 10/31/2011	11,220
13,566	2.25%, 05/31/2014	13,690
155	2.63%, 12/31/2014	157
5,587	3.38%, 11/15/2019	5,479
		30,546
		53,504
	Total U.S. government securities
	(cost $53,284)	$53,504

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Long Put Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
–	Expiration: February, 2010, Exercise Price:
	$110.00	$2

	Total put options purchased
	(cost $41)	$2

	Total long-term investments
	(cost $253,440)	$264,326

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 5.8%
	Investment Pools and Funds - 4.1%
	JP Morgan U.S. Government Money
11,630	Market Fund	$11,630
	State Street Bank U.S. Government Money
–	Market Fund	–
	Wells Fargo Advantage Government
–	Money Market Fund	–
		11,630
	Repurchase Agreements - 1.7%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $2,725, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 -
	2039, value of $2,815)
$2,725	0.09%, 1/29/2010	2,725
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,154,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $1,178)
1,154	0.10%, 1/29/2010	1,154

7

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 5.8% - (continued)
	Repurchase Agreements - 1.7% - (continued)
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$888, collateralized by U.S. Treasury Note
	1.50%, 2013, value of $909)
$888	0.08%, 1/29/2010		$888
			4,767
	Total short-term investments
	(cost $16,397)		$16,397

	Total investments
	(cost $269,837) ▲	99.0%	$280,723
	Other assets and liabilities	1.0%	2,952
	Total net assets	100.0%	$283,675
Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.3% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $270,065 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,477
Unrealized Depreciation	(4,819)
Net Unrealized Appreciation	$10,658

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $318, which represents 0.11% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $32,531, which represents 11.47% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $1,454 or 0.51% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2010.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $1,546.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/(Depreciation)
10 Year U.S. Treasury
Note	69	Long	Mar 2010	$10
U.S. Long Bond	35	Long	Mar 2010	88
				$98
*	The number of contracts does not omit 000's.

8

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2004	$2,521	Banc of America Commercial
		Mortgage, Inc., 5.50%,
		11/10/2039 - 144A	$50
07/2004	$6,334	Banc of America Commercial
		Mortgage, Inc., 5.75%,
		06/10/2039 - 144A	29
05/2007 -	$5,186	Bayview Commercial Asset Trust,
02/2009		7.00%, 07/25/2037 - 144A	693
08/2007	$9,481	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	1,261
11/2006 -	$5,775	CBA Commercial Small Balance
08/2007		Commercial Mortgage, 3.00%,
		01/25/2039 - 144A	500
04/2006 -	$3,653	CBA Commercial Small Balance
06/2007		Commercial Mortgage, 5.41%,
		06/25/2038 - 144A	–
04/2006	$731	CBA Commercial Small Balance
		Commercial Mortgage, 7.00%,
		07/25/2035 - 144A	1
03/2004	$4,898	Commercial Mortgage Pass-
		Through Certificates, 5.50%,
		03/10/2039 - 144A	123
06/2006	$5,049	GE Business Loan Trust, 6.14%,
		05/15/2034 - 144A	3
12/2005	$53,752	GE Capital Commercial Mortgage
		Corp., 6.35%, 11/10/2045 - 144A	29
05/2007	$387	Greenwich Capital Commercial
		Funding Corp., 0.00%,
		11/05/2021 - 144A	375
06/2006 -	$730	Intelsat Bermuda Ltd., 9.25%,
06/2007		06/15/2016	764
03/2007	$75	JP Morgan Automotive Receivable
		Trust, 12.85%, 03/15/2012	75
03/2004 -	$2,045	JP Morgan Chase Commercial
08/2006		Mortgage Securities Corp., 5.50%,
		01/15/2038 - 144A	51
04/2005 -	$20,326	LB-UBS Commercial Mortgage
10/2007		Trust, 5.26%, 06/15/2036 - 144A	3
04/2007	$22	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	22
06/2009	$1,229	Residential Funding Mortgage
		Securities, Inc., 6.00%, 07/25/2037	899
02/2004	$6,021	Wachovia Bank Commercial
		Mortgage Trust, 5.50%,
		02/15/2041 - 144A	110
03/2008	$882	Wells Fargo Alternative Loan
		Trust, 6.25%, 11/25/2037	713

The aggregate value of these securities at January 31, 2010 was $4,687 which represents 1.65% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$25,504	$–	$22,846	$2,658
Corporate Bonds: Investment Grade	77,648	–	76,313	1,335
Corporate Bonds: Non-Investment Grade	25,075	–	24,815	260
Municipal Bonds	945	–	945	–
Put Options Purchased	2	2	–	–
Senior Floating Rate Interests: Investment Grade	1,056	–	1,056	–
Senior Floating Rate Interests: Non-Investment Grade	9,327	–	9,327	–
U.S. Government Agencies	71,265	–	71,265	–
U.S. Government Securities	53,504	6,843	46,661	–
Short-Term Investments	16,397	11,630	4,767	–
Total	$280,723	$18,475	$257,995	$4,253
Other Financial Instruments *	$98	$98	$–	$–

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Asset & Commercial Mortgage Backed Securities	$2,710	$(228)	$235	*	$(9)	$(50)	$2,658
Corporate Bonds	1,216	3	75	†	669	(368)	1,595
Total	$3,926	$(225)	$310		$660	$(418)	$4,253
_______________________
*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $217.

†	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $75.

10

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 8.6%
	Federal National Mortgage Association - 8.6%
$150,000	1.00%, 01/15/2013	$150,155

	Total U.S. government agencies
	(cost $150,000)	$150,155

U.S. GOVERNMENT SECURITIES - 87.3%
	U.S. Treasury Securities - 87.3%
	U.S. Treasury Bonds - 21.0%
$44,740	1.75%, 01/15/2028 ◄	$45,073
77,875	2.00%, 01/15/2026 ◄	86,737
194,505	2.38%, 01/15/2025 - 01/15/2027 ◄	227,980
5,000	3.63%, 04/15/2028 ◄	8,391
		368,181
	U.S. Treasury Notes - 66.3%
30,000	0.63%, 04/15/2013 ◄	31,484
30,000	0.75%, 11/30/2011	30,008
50,000	1.25%, 04/15/2014 ◄	53,298
31,090	1.38%, 01/15/2020 ◄	31,350
99,702	1.63%, 01/15/2015 - 01/15/2018 ◄	109,989
77,875	1.75%, 03/31/2014	77,200
64,575	1.88%, 07/15/2013 - 07/15/2019 ◄	72,547
218,889	2.00%, 01/15/2014 - 01/15/2016 ◄ØΘ	264,440
36,570	2.13%, 01/15/2019 ◄	39,738
47,852	2.38%, 01/15/2017 ◄	56,212
25,000	2.38%, 10/31/2014	25,154
234,165	2.50%, 07/15/2016 - 01/15/2029 ◄Ø	265,266
87,585	2.63%, 07/15/2017 ◄	101,990
		1,158,676
		1,526,857
	Total U.S. government securities
	(cost $1,475,072)	$1,526,857

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Call Future Option Contract - 0.1%
	10 Year U.S. Treasury Note
1	Expiration: February, 2010, Exercise Price:
	$118.50 Θ	$463

	Total call options purchased
	(cost $402)	$463

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Put Future Option Contract - 0.0%
	2 Year U.S. Treasury Note
1	Expiration: February, 2010, Exercise Price:
	$108.75 Ø	$172
	U.S. Long Bond
1	Expiration: February, 2010, Exercise Price:
	$115.00	156
		328
	90 Day Euro
1	Expiration: March, 2010, Exercise Price:
	$99.50	$19

	Total put options purchased
	(cost $2,618)	$347

	Total long-term investments
	(cost $1,628,092)	$1,677,822

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.4%
	Investment Pools and Funds - 1.4%
	JP Morgan U.S. Government Money
23,844	Market Fund		$23,844
	State Street Bank U.S. Government
–	Money Market Fund		–
			23,844
	Repurchase Agreements - 1.0%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $9,544, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 -
	2039, value of $9,860)
$9,544	0.09%, 1/29/2010		9,544
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $4,044,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $4,125)
4,044	0.10%, 1/29/2010		4,044
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$3,111, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $3,183)
3,111	0.08%, 1/29/2010		3,111
			16,699
	U.S. Treasury Bills - 0.0%
1,815	0.05%, 4/15/2010□○		1,815

	Total short-term investments
	(cost $42,358)		$42,358

	Total investments
	(cost $1,670,450) ▲	98.4%	$1,720,180
	Other assets and liabilities	1.6%	28,642
	Total net assets	100.0%	$1,748,822

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $1,686,953 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,779
Unrealized Depreciation	(19,552)
Net Unrealized Appreciation	$33,227

1

The Hartford Inflation Plus Fund
Schedule of Investments - (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury
Note	300	Short	Mar 2010	$(568)
U.S. Long Bond	25	Short	Mar 2010	(28)
				$(596)
* The number of contracts does not omit 000's.

Θ	At January 31, 2010, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury
Note, $119.00,
Feb, 2010	1,021	$271	$236	$(35)
10 Year U.S. Treasury
Note, $119.50,
Feb, 2010	1,226	211	99	(112)
		$482	$335	$(147)
* The number of contracts does not omit 000's.

Ø	At January 31, 2010, securities valued at $324,000 collateralized the maximum delivery obligation of open put options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
2 Year U.S. Treasury
Note, $108.00,
Feb, 2010	1,500	$23	$229	$206

* The number of contracts does not omit 000's.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Japanese Yen (Buy)	$50,549	$50,168	02/08/10	$381
Japanese Yen (Sell)	17,221	17,386	02/08/10	165
Japanese Yen (Sell)	16,107	15,517	02/08/10	(590)
				$(44)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Call Options Purchased	$463	$463	$–	$–
Put Options Purchased	347	347	–	–
U.S. Government Agencies	150,155	–	150,155	–
U.S. Government Securities	1,526,857	237,681	1,289,176	–
Short-Term Investments	42,358	23,844	18,514	–
Total	$1,720,180	$262,335	$1,457,845	$–
Other Financial Instruments *	$752	$206	$546	$–

Liabilities:
Other Financial Instruments *	$1,333	$743	$590	$–

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

2

The Hartford International Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6%
	Australia - 7.3%
209	BHP Billiton Ltd.	$7,279
517	Navitas Ltd.	2,048
602	Toll Holdings Ltd.	4,550
		13,877
	Austria - 2.1%
32	Andritz AG	1,799
63	Voestalpine AG	2,191
		3,990
	Brazil - 2.2%
89	Companhia Energetica de Minas Gerais	1,482
49	Natura Cosmeticos S.A.	889
82	Petrobras	1,669
		4,040
	Canada - 6.9%
59	Barrick Gold Corp.	2,054
144	CAE, Inc.	1,146
14	Canadian Natural Resources Ltd.	897
106	CGI Group, Inc. Class A ●	1,393
139	Methanex Corp.	3,113
21	Petrobank Energy and Resources Ltd. ●	1,032
18	Potash Corp. of Saskatchewan, Inc.	1,820
38	SNC-Lavalin Group, Inc.	1,734
		13,189
	China - 3.2%
94	Ctrip.com International Ltd. ADR ●	2,933
26	Longtop Financial Technologies Ltd. ●	911
13	Shanda Interactive Entertainment Ltd. ADR ●	593
461	Shandong Weigao Group Medical Polymer
	Co., Ltd.	1,680
		6,117
	France - 5.7%
20	Cie Generale d'Optique Essilor International
	S.A.	1,161
130	Club Mediterranee ●	2,233
23	Groupe Danone	1,332
80	Publicis Groupe	3,276
50	Safran S.A.	984
13	Sanofi-Aventis S.A.	979
9	Schneider Electric S.A.	924
		10,889
	Germany - 5.7%
26	BASF SE	1,487
23	Beiersdorf AG	1,353
40	Daimler AG	1,825
39	HeidelbergCement AG	2,375
69	Qiagen N.V. ●	1,511
9	SMA Solar Technology AG	1,091
9	Software AG	1,029
		10,671
	Hong Kong - 2.6%
854	AAC Acoustic Technologies	1,403
620	Link Reit	1,487
76	Sun Hung Kai Properties Ltd.	972
1,801	Xtep International Holdings Ltd.	1,107
		4,969
	India - 0.6%
9	HDFC Bank Ltd. ADR	1,017

	Indonesia - 0.5%
1,902	Bank Central Asia PT	1,010

	Israel - 2.8%
64	Check Point Software Technologies Ltd.
	ADR ●	2,056
58	Teva Pharmaceutical Industries Ltd. ADR	3,269
		5,325
	Japan - 8.3%
25	Canon, Inc.	964
101	Daiichi Sankyo Co., Ltd.	2,093
45	Eisai Co., Ltd.	1,687
454	Hino Motors Ltd.	1,702
73	Hoshizaki Electric Co., Ltd.	1,019
46	Makita Corp.	1,553
46	Mitsubishi Corp.	1,111
85	Mitsui & Co., Ltd.	1,254
62	Nikon Corp.	1,268
24	Point, Inc.	1,359
19	Sankyo Co., Ltd.	1,009
47	Shionogi & Co., Ltd.	962
		15,981
	Luxembourg - 2.7%
33	Oriflame Cosmetics S.A. ADR	1,791
107	SES Global S.A.	2,341
48	Tenaris S.A.	1,062
		5,194
	Mexico - 0.8%
34	America Movil S.A. de C.V. ADR	1,476

	Netherlands - 2.0%
136	TNT N.V.	3,910

	Norway - 0.5%
32	Frontline, Ltd.	959

	Singapore - 1.7%
681	Indofood Agri Resources Ltd. ●	979
402	Oversea-Chinese Banking Corp., Ltd.	2,326
		3,305
	Spain - 3.9%
186	Banco Santander Central Hispano S.A.	2,659
26	Industria de Diseno Textil S.A.	1,625
68	Laboratorios Almiral S.A.	898
44	Red Electrica Corporacion S.A.	2,196
		7,378
	Sweden - 0.7%
136	Telefonaktiebolaget LM Ericsson ADR	1,320

	Switzerland - 9.2%
39	Kuehne & Nagel International AG	3,800
43	Nestle S.A.	2,038
21	Panalpina Welttransport Holding AG	1,489
15	Roche Holding AG	2,517
13	Schindler Holding-Part Certificates	959

1

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	Switzerland - 9.2% - (continued)
11	Sonova Holding AG	$1,397
151	Temenos Group AG ●	4,028
6	Zurich Financial Services AG	1,341
		17,569
	Taiwan - 1.2%
402	Delta Electronics, Inc.	1,210
74	MediaTek, Inc.	1,197
		2,407
	Thailand - 0.5%
1,624	Bank of Ayudhya plc	953
	Turkey - 1.9%
205	Akbank T.A.S	1,197
29	Bim Birlesik Magazalar AS	1,304
161	Turkcell Iletisim Hizmetleri A.S.	1,179
		3,680
	United Kingdom - 22.4%
154	Admiral Group plc	2,770
165	Antofagasta	2,294
788	Arm Holdings plc	2,409
44	AstraZeneca plc	2,040
41	Autonomy Corp. plc ●	1,019
119	Babcock International Group plc	1,064
76	BG Group plc	1,394
148	British American Tobacco plc	4,906
104	Capital Group plc	1,194
197	Compass Group plc	1,338
97	GlaxoSmithKline plc	1,878
79	Imperial Tobacco Group plc	2,563
200	Lancashire Holdings Ltd.	1,428
510	Logica plc	951
117	Petrofac Ltd.	1,791
39	Reckitt Benckiser Group plc	2,029
19	Rio Tinto plc	943
197	Rolls-Royce Group plc	1,500
250	Sage Group plc	940
192	Standard Chartered plc	4,421
48	Unilever plc	1,460
153	Xstrata plc	2,490
		42,822
	United States - 1.2%
41	Cental Euro Distribution Corp. ●	1,308
25	Open Text Corp. ●	972
		2,280
	Total common stocks
	(cost $172,804)	$184,328

PREFERRED STOCKS - 0.7%
	Brazil - 0.7%
67	Banco Itau Holding	$1,278

	Total preferred stocks
	(cost $961)	$1,278

EXCHANGE TRADED FUNDS - 1.5%
	United States - 1.5%
55	iShares MSCI EAFE Growth Index Fund		$2,893

	Total exchange traded funds
	(cost $3,107)		$2,893

	Total long-term investments
	(cost $176,872)		$188,499

SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $82,
	collateralized by FNMA 5.00%, 2033, value
	of $83)
$82	0.12%, 1/29/2010		$82
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $290,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $296)
290	0.12%, 1/29/2010		290
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $858,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	A 5.50% - 7.00%, 2019 - 2039, 2038, GNM
	value of $875)
858	0.12%, 1/29/2010		858
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $433,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $443)
433	0.12%, 1/29/2010		433
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $2, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $2)
2	0.09%, 1/29/2010		2
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $473, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $482)
473	0.11%, 1/29/2010		473
			2,138
	Total short-term investments
	(cost $2,138)		$2,138

	Total investments
	(cost $179,010) ▲	99.9%	$190,637
	Other assets and liabilities	0.1%	146
	Total net assets	100.0%	$190,783

2

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.1% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $183,136 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,843
Unrealized Depreciation	(8,342)
Net Unrealized Appreciation	$7,501

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Sell)	$200	$201	02/02/10	$1
Euro (Buy)	124	125	02/02/10	(1)
Japanese Yen (Sell)	6,657	6,592	04/13/10	(65)
Swiss Franc (Sell)	104	105	02/02/10	1
				$(64)
╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Currency Concentration on Securities at January 31, 2010

Description	Percentage of Net Assets
Australian Dollar	7.3%
Brazilian Real	2.9
British Pound	22.4
Canadian Dollar	4.8
Euro	21.2
Hong Kong Dollar	3.5
Indonesian New Rupiah	0.5
Japanese Yen	8.3
Norwegian Krone	0.5
Singapore Dollar	1.7
Swedish Krona	0.9
Swiss Franc	9.2
Taiwanese Dollar	1.2
Thai Bhat	0.5
Turkish New Lira	1.9
United States Dollar	13.1
Other Assets and Liabilities	0.1
Total	100.0%

Diversification by Industry
as of January 31, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer
Discretionary)	1.0%
Banks (Financials)	7.8
Capital Goods (Industrials)	8.0
Commercial & Professional Services (Industrials)	1.2
Consumer Durables & Apparel (Consumer
Discretionary)	2.6
Consumer Services (Consumer Discretionary)	4.5
Energy (Energy)	4.6
Food & Staples Retailing (Consumer Staples)	0.7
Food, Beverage & Tobacco (Consumer Staples)	7.6
Health Care Equipment & Services (Health Care)	2.2
Household & Personal Products (Consumer Staples)	3.2
Insurance (Financials)	2.9
Materials (Materials)	13.7
Media (Consumer Discretionary)	2.9
Other Investment Pools and Funds (Financials)	1.5
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	9.4
Real Estate (Financials)	1.3
Retailing (Consumer Discretionary)	1.6
Semiconductors & Semiconductor Equipment
(Information Technology)	1.9
Software & Services (Information Technology)	7.2
Technology Hardware & Equipment (Information
Technology)	2.5
Telecommunication Services (Services)	1.4
Transportation (Industrials)	7.2
Utilities (Utilities)	1.9
Short-Term Investments	1.1
Other Assets and Liabilities	0.1
Total	100.0%

3

The Hartford International Growth Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,825	$–	$1,825	$–
Banks	13,583	3,676	9,907	–
Capital Goods	15,223	2,880	12,343	–
Commercial & Professional Services	2,258	–	2,258	–
Consumer Durables & Apparel	4,937	–	4,937	–
Consumer Services	8,552	2,933	5,619	–
Energy	8,804	3,598	5,206	–
Food & Staples Retailing	1,304	–	1,304	–
Food, Beverage & Tobacco	14,586	1,308	13,278	–
Health Care Equipment & Services	4,238	–	4,238	–
Household & Personal Products	6,062	889	5,173	–
Insurance	5,539	–	5,539	–
Materials	26,046	6,987	19,059	–
Media	5,617	–	5,617	–
Pharmaceuticals, Biotechnology & Life Sciences	17,834	3,269	14,565	–
Real Estate	2,459	–	2,459	–
Retailing	2,984	–	2,984	–
Semiconductors & Semiconductor Equipment	3,606	–	3,606	–
Software & Services	13,892	5,925	7,967	–
Technology Hardware & Equipment	4,897	1,320	3,577	–
Telecommunication Services	2,655	1,476	1,179	–
Transportation	13,749	–	13,749	–
Utilities	3,678	1,482	2,196	–
Total	184,328	35,743	148,585	–
Exchange Traded Funds	2,893	2,893	–	–
Preferred Stocks	1,278	1,278	–	–
Short-Term Investments	2,138	–	2,138	–
Total	$190,637	$39,914	$150,723	$–
Other Financial Instruments *	$2	$–	$2	$–
Liabilities:
Other Financial Instruments *	$66	$–	$66	$–

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.1%
	Brazil - 1.0%
74	Cyrela Brazil Realty S.A.	$844
168	Itau Unibanco Banco Multiplo S.A. ADR	3,227
		4,071
	Canada - 3.0%
73	Potash Corp. of Saskatchewan, Inc. ADR	7,202
157	Suncor Energy, Inc.	4,966
		12,168
	China - 2.8%
1,004	China Life Insurance Co., Ltd.	4,428
27	Ctrip.com International Ltd. ADR ●	845
10	Perfect World Co., Ltd. ADR ●	362
52	PetroChina Co., Ltd. ADR	5,753
		11,388
	Denmark - 0.9%
218	DSV A/S	3,873

	France - 4.8%
62	BNP Paribas	4,456
130	Groupe Danone	7,414
147	Safran S.A.	2,873
49	Schneider Electric S.A.	5,103
		19,846
	Germany - 5.6%
13	Continental AG	730
160	Daimler AG	7,344
96	Deutsche Post AG	1,680
62	HeidelbergCement AG	3,720
25	Man AG	1,678
80	SAP AG	3,642
45	Siemens AG	4,054
		22,848
	Greece - 1.1%
203	National Bank of Greece	4,441

	Hong Kong - 5.6%
1,118	Cathay Pacific Airways Ltd.	1,835
627	Esprit Holdings Ltd.	4,414
1,114	Hang Lung Properties Ltd.	3,781
4,100	Legend Holdings Ltd.	2,803
1,598	Shangri-La Asia Ltd.	2,775
542	Sun Hung Kai Properties Ltd.	6,937
		22,545
	India - 1.2%
5	HDFC Bank Ltd. ADR	639
193	Reliance Industries Ltd.	4,344
		4,983
	Ireland - 1.9%
278	CRH plc	6,680
144	Ryanair Holdings plc ●	664
18	Ryanair Holdings plc ADR ●	464
		7,808
	Israel - 2.3%
169	Teva Pharmaceutical Industries Ltd. ADR	9,563

	Japan - 16.3%
224	Bridgestone Corp.	3,565
35	Daito Trust Construction Co., Ltd.	1,660
80	Eisai Co., Ltd.	2,956
535	Fujitsu Ltd.	3,263
764	Hino Motors Ltd.	2,866
2	Japan Tobacco, Inc.	5,958
1	KDDI Corp.	5,319
264	Konica Minolta Holdings, Inc.	2,697
1,692	Mitsubishi UFJ Financial Group, Inc.	8,707
242	Mitsui & Co., Ltd.	3,555
631	Mitsui O.S.K. Lines Ltd.	3,933
178	Nikon Corp.	3,648
31	Osaka Titanium Technologies	994
69	Panasonic Corp.	1,075
169	Sekisui House Ltd.	1,596
107	Softbank Corp.	2,718
1,339	Sumitomo Metal Industries	3,685
109	Sumitomo Mitsui Financial Group, Inc.	3,508
174	T&D Holdings, Inc.	3,592
58	Toho Titanium Co., Ltd.	1,082
		66,377
	Malaysia - 0.1%
1,442	Air Asia BHD ●	573

	Mexico - 1.2%
118	America Movil S.A. de C.V. ADR	5,146

	Netherlands - 1.1%
281	Koninklijke (Royal) KPN N.V.	4,650

	South Africa - 1.9%
17	Anglo American Platinum Co., Ltd.	1,573
238	Impala Platinum Holdings Ltd.	6,106
		7,679
	Spain - 0.8%
69	Red Electrica Corporacion S.A.	3,445

	Sweden - 1.9%
382	Atlas Copco Ab	5,184
291	Volvo Ab Class B	2,453
		7,637
	Switzerland - 11.4%
132	CIE Financiere Richemont S.A.	4,473
125	Julius Baer Group Ltd.	4,146
47	Kuehne & Nagel International AG	4,489
125	Nestle S.A.	5,934
67	Roche Holding AG	11,276
29	Synthes, Inc.	3,658
932	UBS AG	12,150
		46,126
	Taiwan - 1.5%
918	Hon Hai Precision Industry Co., Ltd.	3,826
613	Synnex Technology International Corp.	1,254
836	WPG Holdings Co., Ltd.	1,290
		6,370
	Turkey - 1.3%
1,233	Turkiye Garanti Bankasi A.S.	5,171

1

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.1% - (continued)
	United Kingdom - 24.0%
80	AstraZeneca plc	$3,713
835	Barclays Bank plc	3,568
481	BG Group plc	8,841
891	BP plc	8,310
1,425	British Airways plc	4,645
969	GKN plc	1,770
1,169	HSBC Holding plc	12,518
313	Imperial Tobacco Group plc	10,087
325	Pearson plc	4,607
272	Persimmon plc	1,868
804	Rexam plc	3,828
235	Rio Tinto plc	11,478
198	Standard Chartered plc	4,552
579	Thomas Cook Group plc	2,090
96	Wolseley plc	2,118
661	WPP plc	6,096
523	Xstrata plc	8,489
		98,578
	United States - 0.4%
43	Frontline Ltd.	1,291
13	Netease.com, Inc. ●	413
		1,704
	Total common stocks
	(cost $348,049)	$376,990

EXCHANGE TRADED FUNDS - 2.8%
	United States - 2.8%
102	iShares MSCI EAFE Index Fund	$5,359
36	iShares MSCI Emerging Markets Index Fund	1,362
11	iShares MSCI Pac Ex	416
111	iShares S&P Eur 350	4,021

	Total exchange traded funds
	(cost $9,534)	$11,158

	Total long-term investments
	(cost $357,583)	$388,148

SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 4.0%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $632,
	collateralized by FNMA 5.00%, 2033, value
	of $644)
$632	0.12%, 1/29/2010	$632
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $2,242,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $2,287)
2,242	0.12%, 1/29/2010	2,242
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $6,634,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 – 2039,
	value of $6,767)
$6,634	0.12%, 1/29/2010		6,634
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $3,352,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $3,423)
3,352	0.12%, 1/29/2010		3,352
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $18, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $18)
18	0.09%, 1/29/2010		18
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3,657, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of
	$3,730)
3,657	0.11%, 1/29/2010		3,657
			16,535
	Total short-term investments
	(cost $16,535)		$16,535

	Total investments
	(cost $374,118) ▲	98.9%	$404,683
	Other assets and liabilities	1.1%	4,624
	Total net assets	100.0%	$409,307

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 91.7% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $384,164 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,305
Unrealized Depreciation	(19,786)
Net Unrealized Appreciation	$20,519

●	Currently non-income producing.

2

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Sell)	$414	$419	02/01/10	$5
British Pound (Buy)	414	414	02/03/10	–
Euro (Sell)	3,289	3,312	02/02/10	23
Japanese Yen (Buy)	589	594	02/01/10	(5)
Japanese Yen (Buy)	2,066	2,068	02/02/10	(2)
Japanese Yen (Buy)	373	373	02/03/10	–
Japanese Yen (Sell)	49,006	48,267	06/23/10	(739)
South African Rand (Sell)	412	414	02/02/10	2
Swedish Krona (Buy)	414	419	02/01/10	(5)
Turkish New Lira (Buy)	423	422	02/01/10	1
				$(720)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Currency Concentration on Securities at January 31, 2010

Description	Percentage of Net Assets
Brazilian Real	0.2%
British Pound	24.0
Canadian Dollar	3.0
Danish Kroner	0.9
Euro	15.2
Hong Kong Dollar	6.7
Indian Rupee	1.1
Japanese Yen	16.3
Malaysian Ringgit	0.1
South African Rand	1.9
Swedish Krona	1.9
Swiss Franc	11.4
Taiwanese Dollar	1.5
Turkish New Lira	1.3
United States Dollar	13.4
Other Assets and Liabilities	1.1
Total	100.0%

Diversification by Industry
as of January 31, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer
Discretionary)	3.3%
Banks (Financials)	12.4
Capital Goods (Industrials)	7.3
Consumer Durables & Apparel (Consumer
Discretionary)	3.3
Consumer Services (Consumer Discretionary)	1.4
Diversified Financials (Financials)	4.1
Energy (Energy)	8.2
Food, Beverage & Tobacco (Consumer Staples)	7.2
Health Care Equipment & Services (Health Care)	0.9
Insurance (Financials)	2.0
Materials (Materials)	13.4
Media (Consumer Discretionary)	2.6
Other Investment Pools and Funds (Financials)	2.7
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	6.7
Real Estate (Financials)	3.0
Retailing (Consumer Discretionary)	1.1
Software & Services (Information Technology)	1.1
Technology Hardware & Equipment (Information
Technology)	3.7
Telecommunication Services (Services)	4.3
Transportation (Industrials)	5.4
Utilities (Utilities)	0.8
Short-Term Investments	4.0
Other Assets and Liabilities	1.1
Total	100.0%

3

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks
Automobiles & Components	$13,409	$–	$13,409	$–
Banks	50,787	3,866	46,921	–
Capital Goods	29,884	–	29,884	–
Consumer Durables & Apparel	13,504	844	12,660	–
Consumer Services	5,710	845	4,865	–
Diversified Financials	16,296	4,146	12,150	–
Energy	33,505	12,010	21,495	–
Food, Beverage & Tobacco	29,393	–	29,393	–
Health Care Equipment & Services	3,658	–	3,658	–
Insurance	8,020	–	8,020	–
Materials	54,837	7,202	47,635	–
Media	10,703	–	10,703	–
Pharmaceuticals, Biotechnology & Life Sciences	27,508	9,563	17,945	–
Real Estate	12,378	–	12,378	–
Retailing	4,414	–	4,414	–
Software & Services	4,417	775	3,642	–
Technology Hardware & Equipment	15,133	–	15,133	–
Telecommunication Services	17,833	5,146	12,687	–
Transportation	22,156	464	21,692	–
Utilities	3,445	–	3,445	–
Total	376,990	44,861	332,129	–
Exchange Traded Funds	11,158	11,158	–	–
Short-Term Investments	16,535	–	16,535	–
Total	$404,683	$56,019	$348,664	$–
Other Financial Instruments *	$31	$–	$31	$–
Liabilities:
Other Financial Instruments *	$751	$–	$751	$–

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Australia - 9.3%
394	AJ Lucas Group Ltd. ⌂†	$1,130
227	Aquarius Platinum Ltd.	1,333
746	Asciano Group	1,118
301	Ausenco Ltd.	1,071
201	Bendigo and Adelaide Bank Ltd.	1,742
39	Campbell Brothers	989
359	Centennial Coal Co., Ltd.	1,153
212	Karoon Gas Australia Ltd. ●	1,341
109	NuFarm Ltd.	982
39	Sims Metal Management Ltd.	732
218	Toll Holdings Ltd.	1,646
364	Whitehaven Coal Ltd.	1,413
36	Worleyparsons Ltd.	744
		15,394
	Belgium - 3.4%
32	CFE	1,524
4	D'ieteren S.A.	1,706
832	Hansen Transmissions ●	1,183
28	UCB S.A.	1,230
		5,643
	Brazil - 0.7%
44	Duratex S.A.	375
87	Localiza Rent a Car S.A.	909
		1,284
	Denmark - 0.5%
45	DSV A/S	793

	Finland - 1.2%
36	Outotec Oyj	1,224
38	Tietoenator Oyj	852
		2,076
	France - 9.4%
12	BioMerieux S.A.	1,334
7	Bollore	1,029
24	Bureau Veritas S.A.	1,180
34	CFAO ●	1,367
19	Eurofins Scientific	917
21	Imerys S.A.	1,134
30	Klepierre	1,109
25	Orpea	1,100
15	Seche Environment	1,187
52	Sechilienne S.A.	1,748
11	Vilmorin & Cie	1,212
8	Virbac S.A.	813
25	Wendel	1,380
		15,510
	Germany - 4.7%
62	ElringKlinger AG	1,374
26	Hochtief AG	1,959
98	Kontron AG	1,074
77	Praktiker Bau-Und Heimwerkermaerkte
	Holding AG	642
41	Qiagen N.V. ●	892
21	Rheinmetall AG	1,318
8	Salzgitter AG	719
		7,978
	Hong Kong - 4.5%
153	ASM Pacific Technology	1,259
1,016	Cathay Pacific Airways Ltd.	1,667
2,122	China State Construction International
	Holdings Ltd.	732
612	Noble Group Ltd.	1,244
2,916	Sa Sa International Holdings Ltd.	1,878
838	Yingde Gases ●	848
		7,628
	Indonesia - 0.6%
3,893	Bumi Resources TBK PT	1,017

	Israel - 0.8%
313	Bank Hapoalim B.M. ●	1,338

	Italy - 3.7%
134	Bulgari S.p.A.	1,098
51	DiaSorin S.p.A.	1,827
244	Gruppo Coin S.p.A. ●	1,556
632	Immobiliare Grande Distribuzione	1,277
860	Pirelli & C. Real Estate S.p.A.	539
		6,297
	Japan - 25.7%
101	Air Water, Inc.	1,155
312	All Nippon Airways Co., Ltd.	906
197	Asics Corp.	1,946
208	Bank of Yokohama Ltd.	983
51	Benesse Holdings, Inc.	2,140
63	Cosmos Pharmaceutical Corp.	1,393
418	Dainippon Screen Mfg Co., Ltd.	2,039
–	EPS Co., Ltd.	1,163
283	Fuji Heavy Industries Ltd.	1,329
285	Hino Motors Ltd.	1,069
167	Hitachi Metals Ltd.	1,610
40	Ibiden Co., Ltd.	1,349
36	Jafco Co., Ltd.	881
–	Kakaku.com, Inc.	1,711
35	Makita Corp.	1,168
45	Modec, Inc.	874
87	Mori Seiki Co., Ltd.	878
75	Nabtesco Corp.	884
227	Nihon Nohyaku Co., Ltd.	1,197
69	Nikon Corp.	1,407
245	Nippon Carbon Co., Ltd.	695
133	Nippon Denko Co., Ltd.	807
94	Nippon Electric Glass Co., Ltd.	1,322
491	Nippon Yusen	1,695
–	Osaka Securities Exchange Co., Ltd.	2,426
123	Shinko Plantech Co., Ltd.	1,319
100	Shionogi & Co., Ltd.	2,063
95	Square Enix Holdings Co., Ltd.	1,892
57	T&D Holdings, Inc.	1,178
71	Tokyo Ohka Kogyo Co., Ltd.	1,232
320	Toyo Engineering Corp.	1,022
12	Toyo Tanso Co., Ltd.	627
37	Toyota Boshoku Corp.	801
		43,161

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Jersey - 0.8%
19	Rangold Resources Ltd.	$1,322

	Luxembourg - 0.7%
68	Reinet Investments S.A. ●	1,051

	Netherlands - 0.5%
43	SBM Offshore N.V.	842

	Norway - 1.5%
177	Kongsberg Gruppen ASA	2,541

	Singapore - 3.4%
1,387	Capitacommercial Trust	1,042
1,277	CapitaLand Retail Ltd. ●	2,098
411	Hyflux Ltd.	961
998	Indofood Agri Resources Ltd. ●	1,436
		5,537
	South Korea - 2.8%
7	CJ Corp. ●	1,312
11	GS Engineering & Construction Corp. ●	805
5	LG Household & Health Care Ltd.	1,269
6	Megastudy Co., Ltd. ●	1,121
		4,507
	Sweden - 1.5%
112	Bjoern Borg Ab	979
71	Swedish Match Ab	1,494
		2,473
	Switzerland - 3.0%
33	Dufry Group	2,143
52	Logitech International S.A. ●	874
75	Temenos Group AG ●	1,989
		5,006
	United Kingdom - 19.1%
69	AMEC plc	837
491	Arm Holdings plc	1,501
203	Babcock International Group plc	1,817
419	Brown (N) Group plc	1,507
38	Chemring Group plc	1,942
489	Chloride Group plc	1,423
93	Close Brothers Group plc	1,017
119	Connaught plc	607
397	Domino's Pizza UK & IRL plc	2,018
570	Game Group plc	836
768	Hampson Industries plc	794
1,060	Hansteen Holdings plc	1,342
96	Hunting plc	827
165	ICAP plc	971
249	IG Group Holdings plc	1,601
132	James Fisher & Sons plc	963
35	Kier Group plc	538
249	McBride plc	867
177	Mears Group plc	769
183	Rexam plc	869
172	Rightmove	1,448
95	Rotork plc	1,919
72	Ultra Electronics Holdings plc	1,457
164	VT Group plc	1,397
516	William Hill plc	1,638
255	Xchanging plc	774
		31,679
	United States - 0.6%
120	Shanda Games Ltd. ●	1,020

	Total common stocks
	(cost $147,308)	$164,097

	Total long-term investments
	(cost $147,308)	$164,097

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $122,
	collateralized by FNMA 5.00%, 2033, value
	of $125)
$122	0.12%, 1/29/2010	$122
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $435,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	$443)
435	0.12%, 1/29/2010	435
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,286,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $1,312)
1,286	0.12%, 1/29/2010	1,286
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $650,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $664)
650	0.12%, 1/29/2010	650
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $4)
3	0.09%, 1/29/2010	3

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9% - (continued)
	Repurchase Agreements - 1.9% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $709, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $723)
$709	0.11%, 1/29/2010		$709
			3,205
	Total short-term investments
	(cost $3,205)		$3,205

	Total investments
	(cost $150,513) ▲	100.3%	$167,302
	Other assets and liabilities	(0.3)%	(509)
	Total net assets	100.0%	$166,793

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.8% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $158,833 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,442
Unrealized Depreciation	(15,973)
Net Unrealized Appreciation	$8,469

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $1,130, which represents 0.68% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not  changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2008 -	394	AJ Lucas Group Ltd.
01/2010			$1,181

The aggregate value of these securities at January 31, 2010 was $1,130 which represents 0.68% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar (Buy)	$25	$25	02/01/10	$–
Australian Dollar (Buy)	34	35	02/02/10	(1)
British Pound (Buy)	108	108	02/03/10	–
Euro (Buy)	156	158	02/01/10	(2)
Euro (Buy)	205	206	02/02/10	(1)
Euro (Sell)	42	42	02/01/10	–
Euro (Sell)	165	165	02/02/10	–
Hong Kong Dollar (Sell)	30	30	02/02/10	–
Singapore Dollar (Buy)	168	168	02/01/10	–
				$(4)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Currency Concentration on Securities at January 31, 2010

Description	Percentage of Net Assets
Australian Dollar	8.5%
Brazilian Real	0.7
British Pound	21.4
Danish Kroner	0.5
Euro	22.9
Hong Kong Dollar	3.8
Indonesian New Rupiah	0.6
Israeli New Shekel	0.8
Japanese Yen	25.7
Norwegian Krone	1.5
Republic of Korea Won	2.8
Singapore Dollar	4.1
Swedish Krona	1.5
Swiss Franc	3.0
United States Dollar	2.5
Other Assets and Liabilities	(0.3)
Total	100. 0%

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer
Discretionary)	2.1%
Banks (Financials)	2.4
Capital Goods (Industrials)	16.3
Commercial & Professional Services (Industrials)	4.8
Consumer Durables & Apparel (Consumer
Discretionary)	3.9
Consumer Services (Consumer Discretionary)	4.2
Diversified Financials (Financials)	4.8
Energy (Energy)	6.8
Food & Staples Retailing (Consumer Staples)	0.8
Food, Beverage & Tobacco (Consumer Staples)	3.3
Health Care Equipment & Services (Health Care)	2.6
Household & Personal Products (Consumer Staples)	1.3
Insurance (Financials)	0.7
Materials (Materials)	8.6
Media (Consumer Discretionary)	0.9
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	4.3
Real Estate (Financials)	4.5
Retailing (Consumer Discretionary)	6.9
Semiconductors & Semiconductor Equipment
(Information Technology)	3.5
Software & Services (Information Technology)	4.9
Technology Hardware & Equipment (Information
Technology)	3.3
Transportation (Industrials)	5.8
Utilities (Utilities)	1.7
Short-Term Investments	1.9
Other Assets and Liabilities	(0.3)
Total	100.0%

4

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$164,097	$9,069	$153,898	$1,130
Short-Term Investments	3,205	–	3,205	–
Total	$167,302	$9,069	$157,103	$1,130
Other Financial Instruments *	$–	$–	$–	$–
Liabilities:
Other Financial Instruments *	$4	$–	$4	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Common Stock	$—	$—	$(370	)*	$60	$1,440	$1,130
Total	$—	$—	$(370)		$60	$1,440	$1,130
_______________________
*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $(370).

5

The Hartford MidCap Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9%
	Automobiles & Components - 0.5%
567	Harley-Davidson, Inc.	$12,903

	Banks - 4.9%
8,672	Huntington Bancshares, Inc.	41,538
520	M&T Bank Corp.	38,384
522	PNC Financial Services Group, Inc.	28,946
512	SunTrust Banks, Inc.	12,464
1,020	TCF Financial Corp.	14,931
		136,263
	Capital Goods - 10.2%
789	AMETEK, Inc.	28,737
1,207	BE Aerospace, Inc. ●	27,073
611	Carlisle Cos., Inc.	20,464
923	IDEX Corp.	26,039
798	Ingersoll-Rand plc	25,893
1,116	Lennox International, Inc.	42,638
1,032	Masco Corp.	13,993
1,257	PACCAR, Inc.	45,275
283	Parker-Hannifin Corp.	15,806
767	Rockwell Collins, Inc.	40,770
		286,688
	Commercial & Professional Services - 1.9%
863	Herman Miller, Inc.	14,568
629	HNI Corp.	15,725
845	Republic Services, Inc.	22,638
		52,931
	Consumer Durables & Apparel - 3.2%
957	Hasbro, Inc.	29,227
1,465	Mattel, Inc.	28,888
34	NVR, Inc. ●	23,055
821	Pulte Homes, Inc. ●	8,638
		89,808
	Consumer Services - 3.9%
451	Apollo Group, Inc. Class A ●	27,319
141	Cheesecake Factory, Inc. ●	2,971
294	DeVry, Inc.	17,921
543	International Game Technology	9,951
283	ITT Educational Services, Inc. ●	27,404
101	Strayer Education, Inc.	21,048
		106,614
	Diversified Financials - 1.2%
1,105	Waddell and Reed Financial, Inc. Class A	34,607

	Energy - 8.6%
937	Cameco Corp.	25,367
848	Denbury Resources, Inc. ●	11,496
323	Forest Oil Corp. ●	7,791
1,103	Frontier Oil Corp.	13,740
420	Holly Corp.	10,960
533	Massey Energy Co.	20,528
1,217	Nabors Industries Ltd. ●	27,137
285	Noble Energy, Inc.	21,065
560	Overseas Shipholding Group, Inc.	24,996
409	Peabody Energy Corp.	17,244
428	St. Mary Land & Exploration Co.	13,719
421	Ultra Petroleum Corp. ●	19,332
1,277	Valero Energy Corp.	23,515
		236,890
	Food, Beverage & Tobacco - 1.4%
972	Flowers Foods, Inc.	23,615
971	Smithfield Foods, Inc. ●	14,625
		38,240
	Health Care Equipment & Services - 9.5%
814	Beckman Coulter, Inc.	53,205
240	Cerner Corp. ●	18,148
1,528	Coventry Health Care, Inc. ●	34,967
202	Edwards Lifesciences Corp. ●	18,085
454	Humana, Inc. ●	22,069
31	Lincare Holdings, Inc. ●	1,149
661	Omnicare, Inc.	16,533
1,080	Patterson Cos., Inc. ●	30,856
918	St. Jude Medical, Inc. ●	34,640
452	Universal Health Services, Inc. Class B	13,192
344	Zimmer Holdings, Inc. ●	19,374
		262,218
	Household & Personal Products - 0.5%
274	Estee Lauder Co., Inc.	14,364

	Insurance - 4.0%
2,522	Genworth Financial, Inc. ●	34,899
2,202	Unum Group	43,091
1,374	W.R. Berkley Corp.	33,427
		111,417
	Materials - 3.2%
279	Cliff's Natural Resources, Inc.	11,134
257	FMC Corp.	13,107
187	Martin Marietta Materials, Inc.	14,838
562	Scotts Miracle-Gro Co. Class A	22,327
1,520	Steel Dynamics, Inc.	23,069
105	Teck Cominco Ltd. Class B ●	3,443
		87,918
	Media - 3.3%
904	Discovery Communications, Inc. ●	26,804
1,169	DreamWorks Animation SKG, Inc. ●	45,537
476	Scripps Networks Interactive Class A	20,321
		92,662
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
1,594	Amylin Pharmaceuticals, Inc. ●	28,668
2,398	King Pharmaceuticals, Inc. ●	28,794
383	Life Technologies Corp. ●	19,039
1,527	Mylan, Inc. ●	27,832
1,151	Qiagen N.V. ●	25,041
333	Vertex Pharmaceuticals, Inc. ●	12,787
1,081	Watson Pharmaceuticals, Inc. ●	41,459
		183,620
	Real Estate - 2.3%
362	Alexandria Real Estate Equities, Inc.	21,640
993	Host Hotels & Resorts, Inc.	10,525
408	Liberty Property Trust	12,416
253	Public Storage	20,059
		64,640
	Retailing - 6.7%
952	Advance Automotive Parts, Inc.	37,544

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Retailing - 6.7% - (continued)
109	AutoZone, Inc. ●	$16,914
481	CarMax, Inc. ●	9,915
2,203	Office Depot, Inc. ●	12,512
766	O'Reilly Automotive, Inc. ●	28,951
1,529	Penske Automotive Group, Inc.	21,498
419	Sherwin-Williams Co.	26,544
1,383	Staples, Inc.	32,448
		186,326
	Semiconductors & Semiconductor Equipment - 3.4%
709	Altera Corp.	15,112
418	Analog Devices, Inc.	11,261
462	Intersil Corp.	6,224
881	Lam Research Corp. ●	29,079
981	Maxim Integrated Products, Inc.	17,148
598	Xilinx, Inc.	14,101
		92,925
	Software & Services - 7.9%
914	Check Point Software Technologies Ltd.
	ADR ●	29,227
283	Equinix, Inc. ●	27,204
265	Factset Research Systems, Inc.	16,695
484	Gartner, Inc. Class A ●	10,362
407	Global Payments, Inc.	18,129
707	Micros Systems ●	20,197
1,169	Red Hat, Inc. ●	31,826
1,161	VeriSign, Inc. ●	26,587
2,218	Western Union Co.	41,126
		221,353
	Technology Hardware & Equipment - 4.2%
465	Juniper Networks, Inc. ●	11,554
391	National Instruments Corp.	11,497
1,086	NetApp, Inc. ●	31,644
483	Polycom, Inc. ●	10,838
638	SanDisk Corp. ●	16,213
744	Seagate Technology	12,445
784	Teradata Corp. ●	21,934
		116,125
	Telecommunication Services - 1.1%
731	American Tower Corp. Class A ●	31,049

	Transportation - 3.9%
691	Con-way, Inc.	19,783
310	Expeditors International of Washington, Inc.	10,561
660	J.B. Hunt Transport Services, Inc.	20,232
391	Kansas City Southern ●	11,601
3,911	Southwest Airlines Co.	44,314
		106,491
	Utilities - 3.5%
423	Aqua America, Inc.	7,009
1,325	Northeast Utilities	33,549
1,209	UGI Corp.	29,630
529	Wisconsin Energy Corp.		25,870
			96,058
	Total common stocks
	(cost $2,391,766)		$2,662,110

	Total long-term investments
	(cost $2,391,766)		$2,662,110

SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 4.0%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $4,214,
	collateralized by FNMA 5.00%, 2033,
	value of $4,298)
$4,214	0.12%, 1/29/2010		$4,214
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $14,962,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010
	- 2039, value of $15,261)
14,962	0.12%, 1/29/2010		14,962
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $44,263,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037
	- 2038, GNM A 5.50% - 7.00%, 2019 -
	2039, value of $45,148)
44,263	0.12%, 1/29/2010		44,263
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $22,365,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015
	- 2040, value of $22,841)
22,365	0.12%, 1/29/2010		22,365
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $119, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $122)
118	0.09%, 1/29/2010		118
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $24,401,
	collateralized by FNMA 4.00% - 7.00%,
	2023 - 2039, value of $24,889)
24,400	0.11%, 1/29/2010		24,400
			110,322
	Total short-term investments
	(cost $110,322)		$110,322

	Total investments
	(cost $2,502,088) ▲	99.9%	$2,772,432
	Other assets and liabilities	0.1%	2,605
	Total net assets	100.0%	$2,775,037

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.0% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $2,517,462 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$331,848
Unrealized Depreciation	(76,878)
Net Unrealized Appreciation	$254,970

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$2,662,110	$2,662,110	$–	$–
Short-Term Investments	110,322	–	110,322	–
Total	$2,772,432	$2,662,110	$110,322	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.5%
39	TRW Automotive Holdings Corp. ●	$896

	Banks - 2.8%
71	Associated Bancorp.	901
55	Beneficial Mutual Bancorp, Inc. ●	492
56	Comerica, Inc.	1,939
13	First Midwest Bancorp, Inc.	166
353	Huntington Bancshares, Inc.	1,689
165	Popular, Inc.	354
		5,541
	Capital Goods - 11.4%
57	AGCO Corp. ●	1,771
64	AMETEK, Inc.	2,347
147	Barnes Group, Inc.	2,364
39	Dover Corp.	1,677
6	Esterline Technologies Corp. ●	230
66	Kennametal, Inc.	1,623
106	Pentair, Inc.	3,228
41	Teledyne Technologies, Inc. ●	1,517
99	Terex Corp. ●	1,930
108	Textron, Inc.	2,111
59	Thomas & Betts Corp. ●	1,995
35	URS Corp. ●	1,584
		22,377
	Consumer Durables & Apparel - 5.3%
94	Mattel, Inc.	1,858
117	MDC Holdings, Inc.	3,914
127	Toll Brothers, Inc. ●	2,337
32	V.F. Corp.	2,283
		10,392
	Consumer Services - 1.0%
525	Thomas Cook Group plc	1,894

	Diversified Financials - 7.3%
30	Affiliated Managers Group, Inc. ●	1,811
100	Ameriprise Financial, Inc.	3,820
124	Invesco Ltd.	2,388
279	PHH Corp. ●	4,861
84	TD Ameritrade Holding Corp. ●	1,483
		14,363
	Energy - 6.7%
82	Cie Gen Geophysique ADR ●	2,006
100	Cobalt International Energy ●	1,224
38	Consol Energy, Inc.	1,762
75	Newfield Exploration Co. ●	3,675
23	Noble Energy, Inc.	1,679
65	SBM Offshore N.V.	1,266
46	Smith International, Inc.	1,379
		12,991
	Food, Beverage & Tobacco - 3.3%
8	BRF Brasil Foods S.A. ADR	366
25	Bunge Ltd. Finance Corp.	1,440
109	Dean Foods Co. ●	1,927
76	Perdigao S.A.	1,808
265	PureCircle Ltd. ●	998
		6,539
	Health Care Equipment & Services - 5.4%
33	Amedisys, Inc. ●	1,802
114	Amerisource Bergen Corp.	3,105
117	CIGNA Corp.	3,934
10	Laboratory Corp. of America Holdings ●	683
76	Team Health Holdings ●	1,121
		10,645
	Insurance - 9.4%
37	Everest Re Group Ltd.	3,147
61	Fidelity National Financial, Inc.	788
31	First American Financial Corp.	911
16	PartnerRe Ltd.	1,223
72	Platinum Underwriters Holdings Ltd.	2,618
75	Principal Financial Group, Inc.	1,729
90	Reinsurance Group of America, Inc.	4,406
183	Unum Group	3,583
		18,405
	Materials - 8.6%
41	Agrium U.S., Inc.	2,288
33	Cytec Industries, Inc.	1,213
56	FMC Corp.	2,832
41	Greif, Inc.	1,959
86	Nalco Holding Co.	2,030
84	Owens-Illinois, Inc. ●	2,284
446	Rexam plc	2,124
53	Sino Forest Corp. ■●	920
35	Sino Forest Corp. Class A ●	615
38	Steel Dynamics, Inc.	575
		16,840
	Media - 2.5%
92	CBS Corp. Class B	1,194
267	Virgin Media, Inc.	3,794
		4,988
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
45	Endo Pharmaceuticals Holdings, Inc. ●	909
342	Impax Laboratories, Inc. ●	4,543
195	King Pharmaceuticals, Inc. ●	2,336
50	Theravance, Inc. ●	547
		8,335
	Real Estate - 3.9%
115	BR Malls Participacoes S.A. ●	1,246
994	Chimera Investment Corp.	3,896
63	Iguatemi Emp de Shopping	958
101	Multiplan Empreendimentos Imobiliarios S.A.	1,600
		7,700
	Retailing - 5.0%
96	American Eagle Outfitters, Inc.	1,522
70	AnnTaylor Stores Corp. ●	878
2,375	Buck Holdings L.P. ⌂●†	5,088
51	Ross Stores, Inc.	2,352
		9,840
	Semiconductors & Semiconductor Equipment - 3.2%
52	Linear Technology Corp.	1,347
121	Teradyne, Inc. ●	1,127
127	Varian Semiconductor Equipment Associates,
	Inc. ●	3,720
		6,194

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Software & Services - 0.8%
43	McAfee, Inc. ●	$1,606

	Technology Hardware & Equipment - 6.2%
179	Arrow Electronics, Inc. ●	4,702
312	Flextronics International Ltd. ●	1,979
154	JDS Uniphase Corp. ●	1,211
3,916	Kingboard Laminates Holdings	2,760
182	Solar Cayman Ltd. ⌂●†	1,535
		12,187
	Transportation - 4.0%
475	Delta Air Lines, Inc. ●	5,812
64	J.B. Hunt Transport Services, Inc.	1,956
		7,768
	Utilities - 6.5%
55	Allegheny Energy, Inc.	1,152
311	N.V. Energy, Inc.	3,583
117	Northeast Utilities	2,955
71	UGI Corp.	1,745
42	Westar Energy, Inc.	889
48	Wisconsin Energy Corp.	2,344
		12,668
	Total common stocks
	(cost $176,148)	$192,169

	Total long-term investments
	(cost $176,148)	$192,169

SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $188,
	collateralized by FNMA 5.00%, 2033, value
	of $192)
$188	0.12%, 1/29/2010	$188
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $667,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $681)
667	0.12%, 1/29/2010	667
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,974,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $2,013)
1,974	0.12%, 1/29/2010	1,974
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $998,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $1,019)
998	0.12%, 1/29/2010	998
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $5, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $5)
5	0.09%, 1/29/2010		5
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $1,088, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of
	$1,110)
1,088	0.11%, 1/29/2010		1,088
			4,920
	Total short-term investments
	(cost $4,920)		$4,920

	Total investments
	(cost $181,068) ▲	100.6%	$197,089
	Other assets and liabilities	(0.6)%	(1,197)
	Total net assets	100.0%	$195,892

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.7% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $186,959 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,495
Unrealized Depreciation	(16,365)
Net Unrealized Appreciation	$10,130

†
 The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $6,623, which represents 3.38% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these  securities at January 31, 2010, was $920, which represents 0.47% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$2,254
03/2007	182	Solar Cayman Ltd. - 144A	2,425

The aggregate value of these securities at January 31, 2010 was $6,623 which represents 3.38% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound (Buy)	$46	$47	02/01/10	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$192,169	$177,502	$8,044	$6,623
Short-Term Investments	4,920	–	4,920	–
Total	$197,089	$177,502	$12,964	$6,623
Liabilities:
Other Financial Instruments *	$1	$–	$1	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Common Stock	$4,461	$141	$2,286	*	$(265)	$—	$6,623
Total	$4,461	$141	$2,286		$(265)	$—	$6,623
_____________________
* Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $2,286.

3

The Hartford Money Market Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 8.8%
	Commercial Banking - 4.1%
	Barclays Bank plc (New York Branch)
$4,750	0.18%, 04/15/2010	$4,750
4,000	0.20%, 05/27/2010	4,000
6,750	0.48%, 09/07/2010 Δ	6,750
	Rabobank USA
4,250	0.24%, 05/03/2010	4,250
	State Street Bank & Trust Co.
4,500	0.20%, 02/11/2010	4,500
	Svenska Handelsbanken
8,000	0.20%, 03/08/2010 - 03/22/2010	8,000
		32,250
	Depository Credit - Banking - 2.0%
	Bank of Nova Scotia
4,250	0.17%, 02/24/2010	4,250
	Deutsche Bank AG
3,750	0.14%, 03/08/2010	3,750
4,000	0.18%, 02/05/2010	4,000
4,250	0.20%, 04/02/2010	4,250
		16,250
	Insurance Carriers - 0.8%
	Toronto-Dominion Holdings
6,000	0.18%, 03/03/2010	6,000

	Other Financial Investment Activities - 1.9%
	BNP Paribas Finance
5,500	0.20%, 04/07/2010	5,500
3,500	0.21%, 03/16/2010	3,500
6,500	0.23%, 05/19/2010	6,500
		15,500
	Total certificates of deposit
	(cost $70,000)	$70,000

COMMERCIAL PAPER - 51.2%
	Basic Chemical Manufacturing - 3.1%
	Export Development Canada
$4,000	0.09%, 02/12/2010 ○	$4,000
5,000	0.10%, 03/05/2010 ○	4,999
5,500	0.15%, 02/18/2010 ○	5,499
5,750	0.16%, 02/16/2010 ○	5,750
3,750	0.19%, 05/17/2010 ○	3,748
		23,996
	Beverage Manufacturing - 2.0%
	Coca Cola Co.
5,250	0.12%, 03/23/2010 ■ ○	5,249
6,050	0.13%, 04/05/2010 ○	6,049
4,250	0.22%, 05/11/2010 ○	4,247
		15,545
	Commercial Banking - 7.8%
	Banco Bilbao Vizcaya Argentina S.A.
3,750	0.18%, 02/12/2010 ○	3,750
4,250	0.22%, 03/03/2010 ○	4,249
4,250	0.24%, 03/29/2010 ○	4,248
	Bank of America Corp.
5,000	0.23%, 04/06/2010 ○	4,998
	CBA (Delaware) Finance
8,500	0.18%, 03/02/2010 ○	8,499
3,750	0.21%, 04/19/2010 ○	3,748
	Rabobank USA
4,000	0.19%, 02/12/2010 ○	4,000
	State Street Corp.
7,500	0.19%, 03/25/2010 - 04/05/2010 ○	7,498
4,000	0.20%, 03/03/2010 ○	3,999
	Svenska Handelsbanken
4,250	0.19%, 03/01/2010 ○	4,249
	Westpac Banking Corp.
2,500	0.21%, 04/01/2010 ■ ○	2,499
4,250	0.23%, 05/05/2010 ■ ○	4,248
5,000	0.25%, 09/17/2010 ■ Δ	5,002
		60,987
	Computer and Peripheral Equipment Manufacturing -
	0.4%
	Microsoft Corp.
3,000	0.14%, 05/10/2010 ○	2,999

	Depository Credit - Banking - 3.6%
	Bank of Nova Scotia
3,000	0.15%, 03/24/2010 ○	2,999
4,250	0.17%, 04/19/2010 ○	4,249
4,250	0.18%, 03/10/2010 ○	4,249
	Societe Generale NA
2,750	0.21%, 04/26/2010 ○	2,749
4,250	0.23%, 03/01/2010 ○	4,249
4,250	0.25%, 04/01/2010 ○	4,248
4,250	0.27%, 05/04/2010 ○	4,247
		26,990
	Electric Generation, Transmission and Distribution - 0.7%
	Florida Power and Light Co.
5,750	0.10%, 02/24/2010 ○	5,749

	International Trade Financing (Foreign Banks) - 16.6%
	Australia & New Zealand Banking Group
	Ltd.
4,000	0.21%, 04/12/2010 ■ ○	3,998
4,250	0.22%, 04/23/2010 ■ ○	4,248
4,000	0.25%, 05/27/2010 ■ ○	3,997
	European Investment Bank
7,000	0.09%, 02/12/2010 ○	7,000
8,750	0.10%, 02/25/2010 - 03/04/2010 ○	8,750
7,750	0.11%, 02/19/2010 ○	7,750
	Kreditanstalt fuer Wiederaufbau
4,000	0.12%, 03/19/2010 ■ ○	3,999
11,250	0.14%, 04/15/2010 - 04/19/2010 ■ ○	11,246
8,000	0.17%, 02/17/2010 ■ ○	7,999
	Nordea North America
4,000	0.19%, 02/02/2010 ○	4,000
8,500	0.20%, 03/02/2010 ○	8,499
	Queensland Treasury Corp.
4,000	0.12%, 02/25/2010 ○	4,000

1

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 51.2% - (continued)
	International Trade Financing (Foreign Banks) - 16.6% -
	(continued)
$11,500	0.14%, 02/05/2010 - 03/15/2010 ○	$11,499
8,000	0.22%, 02/26/2010 ○	7,999
	Royal Bank of Canada
8,500	0.09%, 02/12/2010 - 03/01/2010 ○	8,500
7,000	0.13%, 02/19/2010 ○	7,000
	Societe De Prise Participation
6,750	0.13%, 04/06/2010 ○	6,748
12,750	0.15%, 02/22/2010 - 02/23/2010 ○	12,749
		129,981
	Natural Gas Distribution - 1.5%
	Conocophillips
4,750	0.12%, 03/17/2010 ■ ○	4,749
4,764	0.16%, 02/08/2010 ■ ○	4,764
2,250	0.18%, 03/10/2010 ■ ○	2,250
		11,763
	Other Financial Investment Activities - 3.1%
	Sheffield Receivables Corp.
7,750	0.14%, 02/10/2010 ○	7,750
4,000	0.16%, 03/04/2010 ○	3,999
	Yorktown Capital LLC
7,750	0.15%, 02/17/2010 ■ ○	7,749
3,538	0.17%, 04/20/2010 ■ ○	3,537
		23,035
	Other Investment Pools and Funds - 1.5%
	Falcon Asset Securitization Co.
5,000	0.14%, 02/26/2010 ■ ○	4,999
6,750	0.15%, 03/19/2010 ■ ○	6,749
		11,748
	Pharmaceutical & Medicine Manufacturing - 2.0%
	Abbott Laboratories
7,000	0.09%, 02/01/2010 - 02/16/2010 ■ ○	7,000
8,500	0.12%, 04/05/2010 - 04/12/2010 ■ ○	8,498
		15,498
	Real Estate Credit (Mortgage Banking) - 1.5%
	Cafco LLC
4,000	0.15%, 02/19/2010 ■ ○	4,000
3,750	0.16%, 03/25/2010 ■ ○	3,749
4,000	0.19%, 04/20/2010 ■ ○	3,998
		11,747
	Soap, Cleaning Compound, Toiletries Manufacturing -
	1.3%
	Colgate-Palmolive Co.
3,800	0.08%, 02/11/2010 ○	3,800
6,250	0.09%, 02/08/2010 ○	6,250
		10,050
	Sovereign Foreign Governments - 6.1%
	British Columbia (Province of)
2,350	0.13%, 03/24/2010 ○	2,350
3,800	0.16%, 02/08/2010 ○	3,800
	Ontario (Province of)
3,745	0.13%, 03/17/2010 ○	3,744
5,000	0.14%, 02/26/2010 - 04/06/2010 ○	4,999
9,250	0.19%, 02/04/2010 - 02/11/2010 ○	9,250
	Quebec (Province of)
4,000	0.11%, 03/01/2010 ■ ○	4,000
19,250	0.12%, 03/22/2010 - 03/30/2010 ■ ○	19,246
		47,389
	Total commercial paper
	(cost $397,477)	$397,477

CORPORATE NOTES - 11.6%
	Commercial Banking - 1.1%
	Rabobank Netherlands
$8,457	0.67%, 05/19/2010 ■ Δ	$8,468

	Depository Credit - Banking - 3.5%
	Bank of America Corp.
7,750	0.39%, 05/21/2010 Δ	7,750
	US Bancorp
8,667	0.28%, 05/28/2010 Δ	8,669
	Wachovia Corp.
4,750	0.32%, 07/26/2010 Δ	4,751
	Wells Fargo & Co.
1,000	0.31%, 03/23/2010 Δ	1,000
5,750	0.49%, 08/20/2010 Δ	5,756
		27,926
	Insurance Carriers - 0.9%
	Met Life Global Funding I
6,800	0.85%, 09/17/2010 ■ Δ	6,819

	International Trade Financing (Foreign Banks) - 3.1%
	International Bank for Reconstruction &
	Development
9,755	0.10%, 02/01/2010 ○	9,755
3,750	0.13%, 02/09/2010 ○	3,750
6,000	0.17%, 02/22/2010 ○	5,999
	International Finance Corp.
4,000	0.07%, 02/08/2010 ○	4,000
		23,504
	Securities and Commodity Contracts and Brokerage -
	3.0%
	Goldman Sachs Group, Inc.
3,684	0.35%, 06/28/2010 Δ	3,685
4,000	0.55%, 06/28/2010 Δ	4,005
	JP Morgan Chase & Co.
8,250	0.28%, 05/07/2010 Δ	8,251
	Morgan Stanley
7,750	0.38%, 05/07/2010 Δ	7,752
		23,693
	Total corporate notes
	(cost $90,410)	$90,410

2

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
OTHER POOLS AND FUNDS - 4.5%
34,751	JP Morgan U.S. Government Money Market
	Fund	$34,751
–	State Street Bank U.S. Government Money
	Market Fund	–
–	Wells Fargo Advantage Government Money
	Market Fund	–

	Total other pools and funds
	(cost $34,751)	$34,751

REPURCHASE AGREEMENTS - 4.7%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in
	the amount of $20,978, collateralized by
	U.S. Treasury Bond 4.38% - 5.25%, 2028
	- 2039, value of $21,673)
$20,978	0.09% dated 01/29/2010	$20,978
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 02/01/2010 in the amount of $8,889,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $9,067)
8,889	0.10% dated 01/29/2010	8,889
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$6,838, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $6,996)
6,838	0.08% dated 01/29/2010	6,838

	Total repurchase agreements
	(cost $36,705)	$36,705

U.S. GOVERNMENT AGENCIES - 13.0%
	Federal Home Loan Bank - 4.1%
$8,000	0.09%, 02/22/2010 - 02/26/2010 ○	$8,000
10,500	0.10%, 02/05/2010 - 03/24/2010 ○	10,499
5,000	0.11%, 02/12/2010 ○	5,000
8,113	0.13%, 02/01/2010 ○	8,113
		31,612

	Federal Home Loan Mortgage Corp. - 4.0%
3,500	0.10%, 02/17/2010 ○	3,500
17,078	0.11%, 02/02/2010 - 02/23/2010 ○	17,077
4,250	0.14%, 02/04/2010 Δ	4,250
6,000	0.15%, 02/16/2010 ○	6,000
		30,827
	Federal National Mortgage Association - 4.9%
$7,500	0.09%, 02/08/2010 ○		$7,500
11,000	0.10%, 02/18/2010 - 03/15/2010 ○		10,999
5,500	0.11%, 02/03/2010 ○		5,500
10,525	0.12%, 02/01/2010 - 02/05/2010 ○		10,525
4,250	5.48%, 02/25/2010		4,265
			38,789
	Total U.S. government agencies
	(cost $101,228)		$101,228

U.S. GOVERNMENT SECURITIES - 0.5%
	U.S. Treasury Notes - 0.5%
$3,750	0.09%, 02/28/2010 ○		$3,755

	Total U.S. government securities
	(cost $3,755)		$3,755

U.S. TREASURY BILLS - 4.3%
$33,485	0.07%, 02/11/2010 - 02/18/2010 ○		$33,484

	Total U.S. treasury bills
	(cost $33,484)		$33,484

	Total investments
	(cost $767,810) ▲	98.6%	$767,810
	Other assets and liabilities	1.4%	11,061
	Total net assets	100.0%	$778,871
Note:
Percentage of investments are shown in the ratio of the total market value to total net assets. The rates presented in this Schedule of  Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 24.6% of total net assets at January 31, 2010.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $153,060, which represents 19.65% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Money Market Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Certificates of Deposit	$70,000	$–	$70,000	$–
Commercial Paper	397,477	–	397,477	–
Corporate Notes	90,410	–	90,410	–
Other Pools and Funds	34,751	34,751	–	–
Repurchase Agreements	36,705	–	36,705	–
U.S. Government Agencies	101,228	–	101,228	–
U.S. Government Securities	3,755	–	3,755	–
U.S. Treasury Bills	33,484	–	33,484	–
Total	$767,810	$34,751	$733,059	$–

4

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Automobiles & Components - 0.3%
4	Thor Industries, Inc.	$133

	Banks - 4.3%
53	Fifth Third Bankcorp	658
1	First Citizens Bancshares Class A	203
11	First Horizon National Corp. ●	145
10	Hudson City Bancorp, Inc.	126
29	Keycorp	205
37	Regions Financial Corp.	233
8	SunTrust Banks, Inc.	192
23	Zion Bancorp	438
		2,200
	Basic Materials - 0.3%
7	RPM International, Inc.	138

	Capital Goods - 7.0%
12	Carlisle Cos., Inc.	392
11	Crane Co.	321
5	Dover Corp.	197
5	Eaton Corp.	315
4	Harsco Corp.	119
8	Hubbell, Inc. Class B	353
7	ITT Corp.	331
4	L-3 Communications Holdings, Inc.	346
7	Oshkosh Corp.	238
5	Parker-Hannifin Corp.	302
4	Rockwell Automation, Inc.	193
3	SPX Corp.	147
6	Thomas & Betts Corp. ●	186
		3,440
	Commercial & Professional Services - 1.9%
4	Cintas Corp.	103
6	Manpower, Inc.	285
12	Pitney Bowes, Inc.	255
15	R.R. Donnelley & Sons Co.	301
		944
	Consumer Durables & Apparel - 4.7%
4	Black & Decker Corp.	278
32	D.R. Horton, Inc.	375
4	Fortune Brands, Inc.	162
4	Garmin Ltd.	136
7	Jarden Corp.	198
16	MDC Holdings, Inc.	548
–	NVR, Inc. ●	247
4	Phillips Van-Heusen Corp.	149
2	V.F. Corp.	141
2	Whirlpool Corp.	121
		2,355
	Consumer Services - 0.3%
7	International Speedway Corp. Class A	175

	Diversified Financials - 1.7%
20	Discover Financial Services, Inc.	279
16	Interactive Brokers Group ●	258
9	Invesco Ltd.	168
6	Leucadia National Corp. ●	136
		841
	Energy - 9.6%
13	Atwood Oceanics, Inc. ●	429
4	Cabot Oil & Gas Corp.	165
3	Cimarex Energy Co.	130
3	Ensco International plc	125
14	Exco Resources, Inc.	247
19	Exterran Holdings, Inc. ●	377
7	Frontline Ltd.	208
3	Helmerich & Payne, Inc.	130
12	Nabors Industries Ltd. ●	268
8	Newfield Exploration Co. ●	406
3	Noble Energy, Inc.	222
6	Oil States International, Inc. ●	207
6	Overseas Shipholding Group, Inc.	281
4	Pioneer Natural Resources Co.	172
5	Plains Exploration & Production Co. ●	163
9	Pride International, Inc. ●	272
6	Rowan Companies, Inc. ●	122
5	Seacor Holdings, Inc. ●	351
9	Southern Union Co.	187
7	Spectra Energy Corp.	155
6	Teekay Shipping Corp.	147
		4,764
	Food, Beverage & Tobacco - 3.9%
4	Brown-Forman Corp.	224
4	Campbell Soup Co.	139
5	Dr. Pepper Snapple Group	130
9	H.J. Heinz Co.	403
10	Hershey Co.	372
6	Molson Coors Brewing Co.	260
36	Sara Lee Corp.	431
		1,959
	Health Care Equipment & Services - 4.9%
9	Brookdale Senior Living, Inc. ●	172
7	CIGNA Corp.	230
12	Hill-Rom Holdings, Inc.	268
19	Hologic, Inc. ●	291
9	Humana, Inc. ●	430
8	IMS Health, Inc.	164
7	Kinetic Concepts, Inc. ●	281
5	MEDNAX, Inc. ●	293
13	Omnicare, Inc.	325
		2,454
	Household & Personal Products - 0.3%
6	Alberto-Culver Co.	159

	Insurance - 11.6%
9	Allied World Assurance Holdings Ltd.	394
10	American Financial Group, Inc.	253
1	American National Insurance Co.	150
5	AON Corp.	206
3	Arch Capital Group Ltd. ●	186
8	Aspen Insurance Holdings Ltd.	218
4	Assurant, Inc.	135
7	Axis Capital Holdings Ltd.	187
23	CNA Financial Corp. ●	536
7	Endurance Specialty Holdings Ltd.	238
5	Erie Indemnity Co.	211
3	Everest Re Group Ltd.	293

1

The Hartford Select MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Insurance - 11.6% - (continued)
3	Hanover Insurance Group, Inc.	$144
9	HCC Insurance Holdings, Inc.	239
5	Marsh & McLennan Cos., Inc.	103
5	Mercury General Corp.	195
15	Onebeacon Insurance Group Ltd.	195
4	PartnerRe Ltd.	298
29	Progressive Corp.	487
4	StanCorp Financial Group, Inc.	163
5	Transatlantic Holdings, Inc.	263
9	W.R. Berkley Corp.	214
1	White Mountains Insurance Group Ltd.	260
15	XL Capital Ltd. Class A	249
		5,817
	Materials - 7.5%
3	Airgas, Inc.	114
4	Albemarle Corp.	143
3	Ashland, Inc.	117
5	Bemis Co., Inc.	132
6	Cabot Corp.	160
5	Compass Minerals Group, Inc.	322
32	Huntsman Corp.	390
7	International Flavors & Fragrances, Inc.	270
21	International Paper Co.	472
3	Lubrizol Corp.	192
7	MeadWestvaco Corp.	168
12	Packaging Corp. of America	253
3	PPG Industries, Inc.	150
3	Reliance Steel & Aluminum	122
6	Sealed Air Corp.	111
5	Sonoco Products Co.	144
18	Temple-Inland, Inc.	320
6	Valspar Corp.	148
		3,728
	Media - 2.8%
18	CBS Corp. Class B	230
14	Clear Channel Outdoor Holdings, Inc. ●	140
22	Gannett Co., Inc.	355
12	Liberty Global, Inc. ●	315
8	Liberty Media Corp. - Capital ●	210
–	Washington Post Co. Class B	171
		1,421
	Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
10	Forest Laboratories, Inc. ●	302

	Real Estate - 9.7%
2	Alexandria Real Estate Equities, Inc.	128
42	Annaly Capital Management, Inc.	728
6	Boston Properties, Inc.	374
19	Duke Realty, Inc.	217
2	Essex Property Trust, Inc.	120
8	Federal Realty Investment Trust	521
5	Health Care, Inc.	230
11	Hospitality Properties Trust	243
33	Host Hotels & Resorts, Inc.	350
3	Jones Lang LaSalle, Inc.	162
14	Kimco Realty Corp.	182
10	Liberty Property Trust	313
7	Mack-Cali Realty Corp.	219
4	Nationwide Health Properties, Inc.	132
18	Plum Creek Timber Co., Inc.	640
8	Ventas, Inc.	321
		4,880
	Retailing - 4.0%
5	Abercrombie & Fitch Co. Class A	152
6	Barnes & Noble, Inc.	101
4	Expedia, Inc. ●	94
20	Limited Brands, Inc.	382
11	Macy's, Inc.	172
46	Office Depot, Inc. ●	260
3	Sears Holdings Corp. ●	271
6	Signet Jewelers Ltd. ●	156
4	Tiffany & Co.	175
12	Williams-Sonoma, Inc.	220
		1,983
	Semiconductors & Semiconductor Equipment - 3.1%
28	Advanced Micro Devices, Inc. ●	207
27	Cypress Semiconductor Corp. ●	274
40	Integrated Device Technology, Inc. ●	228
9	Intersil Corp.	125
42	LSI Corp. ●	209
10	Marvell Technology Group Ltd. ●	178
26	Micron Technology, Inc. ●	225
16	PMC - Sierra, Inc. ●	126
		1,572
	Software & Services - 2.4%
9	Autodesk, Inc. ●	202
14	Broadridge Financial Solutions, Inc.	313
10	CA, Inc.	220
19	Convergys Corp. ●	205
38	Novell, Inc. ●	171
6	Synopsys, Inc. ●	128
		1,239
	Technology Hardware & Equipment - 4.7%
24	Ciena Corp. ●	310
5	CommScope, Inc. ●	125
30	JDS Uniphase Corp. ●	237
8	Lexmark International, Inc. ADR ●	198
14	SanDisk Corp. ●	343
9	Seagate Technology	152
5	Technology Data Corp. ●	192
37	Tellabs, Inc. ●	235
64	Xerox Corp.	562
		2,354
	Telecommunication Services - 1.9%
6	CenturyTel, Inc.	202
12	NII Holdings, Inc. Class B ●	380
51	Qwest Communications International, Inc. .	216
12	Windstream Corp.	119
		917
	Utilities - 9.4%
19	AES Corp. ●	244
23	Calpine Corp. ●	248

2

The Hartford Select MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Utilities - 9.4% - (continued)
27	CenterPoint Energy, Inc.		$370
9	CMS Energy Corp.		141
3	Consolidated Edison, Inc.		111
11	Constellation Energy Group, Inc.		345
15	DPL, Inc.		413
42	Mirant Corp. ●		591
28	N.V. Energy, Inc.		322
4	National Fuel Gas Co.		169
5	Oneok, Inc.		215
11	Pinnacle West Capital Corp.		376
4	SCANA Corp.		157
5	Sempra Energy		259
18	TECO Energy, Inc.		286
5	UGI Corp.		128
4	Wisconsin Energy Corp.		210
8	Xcel Energy, Inc.		175
			4,760
	Total common stocks
	(cost $44,249)		$48,535

	Total long-term investments
	(cost $44,249)		$48,535

SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 2.8%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $814, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 - 2039,
	value of $841)
$814	0.09%, 1/29/2010		$814
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $345,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $352)
345	0.10%, 1/29/2010		345
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$265, collateralized by U.S. Treasury Note
	1.50%, 2013, value of $271)
265	0.08%, 1/29/2010		265
			1,424
	U.S. Treasury Bills - 0.3%
120	0.06%, 4/15/2010□○		120

	Total short-term investments
	(cost $1,544)		$1,544

	Total investments
	(cost $45,793) ▲	100.0%	$50,079
	Other assets and liabilities	–%	3
	Total net assets	100.0%	$50,082

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.3% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $46,731 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,742
Unrealized Depreciation	(2,394)
Net Unrealized Appreciation	$3,348

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
S&P Mid 400 Mini	20	Long	Mar 2010	$(63)
* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Select MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$48,535	$48,535	$–	$–
Short-Term Investments	1,544	–	1,544	–
Total	$50,079	$48,535	$1,544	$–
Liabilities:
Other Financial Instruments *	$63	$63	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9%
	Automobiles & Components - 0.7%
6	Modine Manufacturing Co.	$61
7	Spartan Motors, Inc.	43
5	Standard Motor Products ●	40
2	Stoneridge, Inc. ●	10
1	Superior Industries International	13
2	Tenneco Automotive, Inc. ●	29
15	Thor Industries, Inc.	476
		672
	Banks - 7.3%
1	Alliance Financial Corp.	16
1	Ameris Bancorp	11
–	Ames National Corp.	6
2	Arrow Financial Corp.	49
14	Associated Bancorp.	180
1	Astoria Financial Corp.	12
5	Banco Latinoamericano de Exportaciones S.A.
	ADR Class E	68
1	Bank of Marin Bancorp	24
3	Bank of the Ozarks, Inc.	83
3	Bankfinancial Corp.	32
–	Bridge Bancorp, Inc.	4
–	Brooklyn Federal Bancorp, Inc.	3
1	Bryn Mawr Bank Corp.	19
2	Camden National Corp.	57
74	Cathay General Bancorp	709
9	Central Pacific Financial Corp. ●	14
1	Century Bancorp, Inc.	26
2	Chemical Financial Corp.	47
1	Citizens & Northern Corp.	14
3	City Holding Co.	82
1	Clifton Savings Bancorp, Inc.	7
1	CNB Financial Corp.	13
1	Community Bank System, Inc.	13
1	Community Trust Bancorp, Inc.	18
71	CVB Financial Corp.	680
7	Dime Community Bancshares	81
2	East West Bancorp, Inc.	38
–	ESB Financial Corp.	5
–	Farmers Capital Bank Corp.	4
1	Financial Institutions	13
4	First Bancorp North Carolina	56
1	First Bancorp, Inc.	18
–	First Community Bancshares	6
1	First Defiance Financial Corp.	6
–	First Financial Bankshares, Inc.	11
1	First Financial Holdings	15
6	First Financial Northwest	37
1	First Long Island Corp.	21
8	FirstMerit Corp.	155
17	Flagstar Bancorp, Inc. Rights	–
7	Flushing Financial Corp.	85
15	FNB Corp.	109
4	Fox Chase Bancorp, Inc. ●	44
–	German American Bancorp, Inc.	6
2	Great Southern Bancorp, Inc.	52
1	Hancock Holding Co.	49
1	Home Bancorp, Inc. ●	9
4	Home Bancshares, Inc.	88
–	Iberiabank Corp.	11
29	International Bancshares Corp.	598
4	Investors Bancorp, Inc. ●	43
4	Kearny Financial Corp.	42
2	Lakeland Bancorp, Inc.	12
1	Lakeland Financial Corp.	24
5	MB Financial, Inc.	107
–	Merchants Bancshares	6
2	MGIC Investment Corp. ●	11
–	NASB Financial, Inc.	9
1	National Bankshares, Inc.	26
10	National Penn Bancshares, Inc.	58
4	NBT Bancorp	77
2	Newalliance Bancs	21
2	Northfield Bancorp, Inc.	29
4	Oceanfirst Financial Corp.	36
1	Ocwen Financial Corp. ●	13
1	Old National Bankcorp	7
6	Oriental Financial Group, Inc.	73
–	Orrstown Financial Services, Inc.	8
15	Pacific Capital Bancorp	18
–	Park National Corp.	22
1	Peapack-Gladstone Financial	9
2	Peoples Bancorp, Inc.	25
–	Porter Bancorp, Inc.	4
4	Prosperity Bancshares, Inc.	151
3	Provident Financial Services, Inc.	35
4	Renasant Corp.	50
3	Republic Bancorp, Inc.	51
–	Rockville Financial, Inc.	3
3	S&T Bancorp, Inc.	47
–	S.Y. Bancorp, Inc.	2
4	Santander Bancorp ●	43
1	SCBT Financial Corp.	30
3	Southside Bancshares, Inc.	63
–	State Bancorp, Inc.	3
–	Sterling Bancorp NY	3
8	Sterling Bancshares, Inc.	40
11	Suffolk Bancorp	287
3	SVB Financial Group ●	111
2	Towne Bank	26
9	Trustco Bank Corp.	52
4	Trustmark Corp.	83
3	UMB Financial Corp.	109
1	Umpqua Holdings Corp.	11
3	United Bankshares, Inc.	63
5	United Community Banks, Inc. ●	23
–	United Financial Bancorp, Inc.	5
8	Webster Financial Corp.	128
1	Wintrust Financial Corp.	17
44	Zion Bancorp	835
		6,655
	Capital Goods - 9.7%
1	A.O. Smith Corp.	55
3	AAR Corp. ●	74
1	Aircastle Ltd.	12
1	Albany International Corp. Class A	20
–	Altra Holdings, Inc. ●	3

1

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Capital Goods - 9.7% - (continued)
4	American Rail Car Industries, Inc.	$38
–	Ameron International Corp.	10
15	AMETEK, Inc.	547
5	Apogee Enterprises	69
2	Baldor Electric Co.	50
3	Barnes Group, Inc.	41
4	Beacon Roofing Supply, Inc. ●	75
1	Belden, Inc.	23
2	Brady Corp. Class A	59
5	Briggs & Stratton Corp.	84
5	Ceradyne, Inc. ●	91
1	Chart Industries, Inc. ●	18
2	CIRCOR International, Inc.	53
30	Clarcor, Inc.	984
8	Colfax Corp. ●	90
1	Columbus McKinnon Corp. ●	7
10	Comfort Systems USA, Inc.	112
3	Ducommun, Inc.	47
17	Dycom Industries, Inc. ●	142
6	DynCorp International, Inc. ●	73
8	EMCOR Group, Inc. ●	202
9	EnerSys ●	176
7	Enpro Industries, Inc. ●	165
1	Franklin Electric Co., Inc.	13
22	Graco, Inc.	593
13	GrafTech International Ltd. ●	159
–	Graham Corp.	3
4	Greenbrier Cos.	28
4	H & E Equipment Services, Inc. ●	39
35	Hexcel Corp. ●	385
35	Huttig Building Products, Inc. ⌂●	23
3	Interline Brands, Inc. ●	59
3	Kadant, Inc. ●	53
2	Kaydon Corp.	49
–	Layne Christensen Co. ●	8
25	Lincoln Electric Holdings, Inc.	1,235
4	Mueller Industries, Inc.	93
20	Mueller Water Products, Inc.	89
1	Nacco Industries, Inc. Class A	32
1	Nordson Corp.	45
57	Pike Electric Corp. ●	497
20	Roper Industries, Inc.	981
5	SauerDanfoss, Inc.	58
5	Standex International	104
9	TAL International Group, Inc.	124
7	Tredegar Corp.	108
2	Trimas Corp. ●	10
2	Triumph Group, Inc.	79
1	Tutor Perini Corp. ●	14
–	Twin Disc, Inc.	4
17	United Rentals, Inc. ●	137
12	Wabtec Corp.	441
–	Watts Water Technologies, Inc.	9
		8,792
	Commercial & Professional Services - 8.3%
66	ABM Industries, Inc.	1,282
11	ACCO Brands Corp. ●	82
24	ATC Technology Corp. ●	525
2	Consolidated Graphics, Inc. ●	51
24	Copart, Inc. ●	793
1	Cornell Cos., Inc. ●	27
1	Courier Corp.	10
1	Deluxe Corp.	20
2	Ennis, Inc.	35
15	FTI Consulting, Inc. ●	622
4	G & K Services, Inc. Class A	105
6	GP Strategies Corp. ●	45
7	Heidrick & Struggles International, Inc.	186
1	HNI Corp.	24
25	KAR Auction Services, Inc. ●	347
1	Kimball International, Inc.	10
55	McGrath RentCorp	1,157
5	On Assignment, Inc. ●	38
30	Resources Connection, Inc. ●	536
25	School Specialty, Inc. ●	552
39	Schwak, Inc.	496
6	Spherion Corp. ●	35
4	Standard Register Co.	21
10	United Stationers, Inc. ●	520
–	Viad Corp.	3
8	Waste Services, Inc. ●	77
		7,599
	Consumer Durables & Apparel - 3.7%
8	American Greetings Corp. Class A	152
1	Beazer Homes USA, Inc. ●	3
1	Blyth, Inc.	40
3	Brunswick Corp.	36
1	Carter's, Inc. ●	35
2	Crocs, Inc. ●	15
27	Eastman Kodak Co.	164
1	Furniture Brands International, Inc. ●	5
–	Helen of Troy Ltd. ●	10
2	Hooker Furniture Corp.	30
1	Iconix Brand Group, Inc. ●	13
13	Jones Apparel Group, Inc.	188
1	La-Z-Boy, Inc.	7
4	Oxford Industries, Inc.	77
2	Perry Ellis International ●	34
15	Quiksilver, Inc. ●	30
33	RC2 Corp. ●	475
4	Standard-Pacific Corp. ●	14
12	Sturm Ruger & Co., Inc.	128
54	Tempur-Pedic International, Inc. ●	1,342
6	Timberland Co. Class A ●	106
29	Volcom, Inc. ●	457
		3,361
	Consumer Services - 2.9%
6	Bob Evans Farms, Inc.	156
38	Burger King Holdings, Inc.	663
–	Churchill Downs, Inc.	14
–	Frischs Restaurants, Inc.	2
1	Great Wolf Resorts, Inc. ●	3
1	Interval Leisure Group, Inc. ●	12
2	Life Time Fitness, Inc. ●	50
–	Marcus Corp.	3
31	Matthews International Corp. Class A	1,036

2

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Consumer Services - 2.9% - (continued)
4	McCormick & Schmick's Seafood ●	$31
3	Multimedia Games, Inc. ●	13
10	O' Charley's, Inc. ●	71
17	Papa John's International, Inc. ●	401
1	Pinnacle Entertainment, Inc. ●	9
2	Speedway Motorsports, Inc.	27
3	Steiner Leisure Ltd. ●	103
5	Stewart Enterprises, Inc.	25
		2,619
	Consumer Staples - 0.0%
–	Seaboard Corp.	13

	Diversified Financials - 6.1%
10	Advance America Cash Advance Centers, Inc.	46
25	Allied Capital Corp.	102
2	American Capital Ltd. ●	7
12	Apollo Investment Corp.	126
148	Ares Capital Corp.	1,814
8	Blackrock Kelso Capital Corp.	69
1	Calamos Asset Management, Inc.	17
1	Cardtronics, Inc. ●	12
3	Cash America International, Inc.	95
6	Compass Diversified Holdings	66
–	Credit Acceptance Corp. ●	16
63	E*Trade Financial Corp. ●	95
1	Encore Capital Group, Inc. ●	16
44	Federated Investors, Inc.	1,117
4	Fifth Street Finance Corp.	47
29	Financial Federal Corp.	785
1	Gladstone Capital Corp.	4
7	Hercules Technology Growth	75
1	Kayne Anderson Energy Development Co. .	9
5	Knight Capital Group, Inc. ●	83
17	MCG Capital Corp. ●	79
2	Oppenheimer Holdings Class A	41
4	PennantPark Investment Corp.	37
2	Penson Worldwide, Inc. ●	18
7	PHH Corp. ●	114
–	Piper Jaffray Cos. ●	10
3	Prospect Capital Corp.	31
20	Raymond James Financial, Inc.	506
1	TradeStation Group, Inc. ●	10
2	Virtus Investment Partners, Inc. ●	27
–	World Acceptance Corp. ●	14
		5,488
	Energy - 6.5%
1	Approach Resources, Inc. ●	6
1	Atlas Energy, Inc.	18
4	ATP Oil & Gas Corp. ●	64
2	Berry Petroleum Co.	52
4	Bill Barrett Corp. ●	119
1	Bristow Group, Inc. ●	46
16	Cal Dive International, Inc. ●	115
31	Carbo Ceramics, Inc.	2,050
6	Complete Production Services, Inc. ●	81
1	Contango Oil & Gas Co. ●	24
11	DHT Maritime, Inc.	43
1	Goodrich Petroleum Corp. ●	27
13	Hercules Offshore, Inc. ●	50
2	Hornbeck Offshore Services, Inc. ●	37
39	International Coal Group, Inc. ●	139
21	ION Geophysical Corp. ●	101
10	Key Energy Services, Inc. ●	92
–	Lufkin Industries, Inc.	21
8	Matrix Service Co. ●	80
8	Oceaneering International, Inc. ●	410
6	Parker Drilling Co. ●	28
8	Petroleum Development Corp. ●	170
6	Pioneer Drilling Co. ●	46
6	Rosetta Resources, Inc. ●	125
2	Stone Energy Corp. ●	35
47	TETRA Technologies, Inc. ●	487
3	TGC Industries, Inc. ●	13
4	Union Drilling, Inc. ●	31
–	Westmoreland Coal Co. ●	3
57	World Fuel Services Corp.	1,379
		5,892
	Food & Staples Retailing - 0.2%
3	Pantry, Inc. ●	35
–	Ruddick Corp.	11
3	Susser Holdings ●	26
2	Weis Markets	71
		143
	Food, Beverage & Tobacco - 2.0%
1	American Italian Pasta Co. ●	21
16	B&G Foods, Inc. Class A	140
11	Chiquita Brands International, Inc. ●	161
20	Flowers Foods, Inc.	474
8	J&J Snack Foods Corp.	334
8	Ralcorp Holdings, Inc. ●	494
4	Universal Corp.	191
		1,815
	Health Care Equipment & Services - 6.9%
3	Allied Healthcare International ●	7
8	Amedisys, Inc. ●	451
1	American Dental Partners, Inc. ●	13
69	AMN Healthcare Services, Inc. ●	596
2	AmSurg Corp. ●	52
–	Analogic Corp.	6
3	Cantel Medical Corp.	52
1	Centene Corp. ●	23
10	Chemed Corp.	442
16	Cooper Co., Inc.	554
7	Healthspring, Inc. ●	114
8	ICU Medical, Inc. ●	270
7	Invacare Corp.	165
9	inVentiv Health, Inc. ●	131
8	Kindred Healthcare, Inc. ●	137
18	Landauer, Inc.	1,070
2	Magellan Health Services, Inc. ●	65
1	Molina Healthcare, Inc. ●	12
7	NightHawk Radiology Holdings, Inc. ●	30
8	Novamed, Inc. ●	32
30	Owens & Minor, Inc.	1,207
3	Rehabcare Group, Inc. ●	96
1	Sun Healthcare Group, Inc. ●	7
8	Symmetry Medical, Inc. ●	67
3	Triple-S Management Corp., Class B ●	52

3

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Health Care Equipment & Services - 6.9% - (continued)
4	U.S. Physical Therapy, Inc. ●	$63
2	Wellcare Health Plans, Inc. ●	56
21	Young Innovations, Inc.	485
		6,255
	Household & Personal Products - 3.0%
5	Central Garden & Pet Co. Class A ●	43
16	Chattem, Inc. ●	1,514
4	Inter Parfums, Inc.	53
–	Nutraceutical International Corp. ●	5
9	Prestige Brands Holdings, Inc. ●	69
1	Schiff Nutrition International	4
33	WD40 Co.	1,025
		2,713
	Insurance - 4.2%
1	Amerisafe, Inc. ●	24
6	Amtrust Financial Services	75
4	Argo Group International Holdings Ltd. ●	99
4	Assured Guaranty Ltd.	93
20	Conseco, Inc. ●	97
3	Delphi Financial Group Class A	70
6	Employers Holdings, Inc.	84
3	FBL Financial Group Class A	48
5	First Mercury Financial Corp.	59
5	Flagstone Reinsurance Holdings	53
4	Greenlight Capital Re Ltd. Class A ●	99
2	Hallmark Financial Services, Inc. ●	17
2	Harleysville Group, Inc.	78
40	Horace Mann Educators Corp.	474
10	Maiden Holdings Ltd.	68
5	Max Capital Group Ltd.	108
13	Meadowbrook Insurance Group, Inc.	85
8	Montpelier Re Holdings Ltd.	141
10	National Financial Partners Corp. ●	80
15	Phoenix Cos.	34
5	Platinum Underwriters Holdings Ltd.	178
3	ProAssurance Corp. ●	167
18	RLI Corp.	924
2	Seabright Insurance Holdings ●	21
40	Selective Insurance Group	619
–	Zenith National Insurance Corp.	14
		3,809
	Materials - 3.9%
7	A. Schulman, Inc.	162
1	Ampal-American Israel Corp. Class A ●	3
26	Balchem Corp.	494
1	Boise, Inc. ●	7
1	Brush Engineered Materials, Inc. ●	14
5	Buckeye Technologies, Inc. ●	62
3	BWAY Holding Co. ●	49
–	Coeur d'Alene Mines Corp. ●	4
3	Domtar Corp. ●	135
49	Glatfelter	678
10	Graphic Packaging Holding Co. ●	32
2	H.B. Fuller Co.	36
1	Hawkins, Inc.	23
9	Headwaters, Inc. ●	51
10	Hecla Mining Co. ●	46
2	Innospec, Inc.	16
2	Kaiser Aluminum Corp.	70
1	Minerals Technologies, Inc.	67
2	Myers Industries	19
21	Neenah Paper, Inc.	285
9	Olin Corp.	144
4	OM Group, Inc. ●	123
24	PolyOne Corp. ●	178
2	Schweitzer-Mauduit International, Inc.	148
6	Sensient Technologies Corp.	156
5	Solutia, Inc. ●	74
9	Spartech Corp.	87
5	Stillwater Mining Co. ●	48
2	W.R. Grace & Co. ●	50
12	Wausau Paper Corp.	103
7	Worthington Industries, Inc.	98
		3,462
	Media - 0.3%
2	Crown Media Holdings, Inc. ●	3
2	Harte-Hanks, Inc.	26
11	Journal Communications, Inc.	40
2	Knology, Inc. ●	19
1	LodgeNet Interactive Corp. ●	3
11	Mediacom Communications Corp. ●	44
4	National Cinemedia, Inc.	53
3	Scholastic Corp.	75
3	Sinclair Broadcast Group, Inc. Class A	15
		278
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
3	Albany Molecular Research, Inc. ●	30
5	Bio-Rad Laboratories, Inc. Class A ●	443
2	Celera Corp. ●	16
16	Charles River Laboratories International, Inc. ●	563
12	Covance, Inc. ●	697
1	Facet Biotech Corp. ●	20
13	KV Pharmaceutical Co. ●	43
–	Par Pharmaceutical Cos., Inc. ●	8
1	ViroPharma, Inc. ●	12
		1,832
	Real Estate - 4.9%
2	Agree Realty Corp.	29
1	American Campus Communities, Inc.	31
16	Anworth Mortgage Asset Corp.	112
14	Ashford Hospitality ●	75
6	Associated Estates Realty	68
3	Biomed Realty Trust, Inc.	37
15	CapLease, Inc.	69
7	Capstead Mortgage Corp.	94
9	CBL & Associates Properties	89
8	Colonial Properties Trust	87
10	DCT Industrial Trust, Inc.	51
16	Developers Diversified Realty Corp.	134
13	Diamondrock Hospitality ●	107
3	DuPont Fabros Technology, Inc.	57
7	Education Realty Trust, Inc.	37
39	Entertainment Properties Trust	1,368
1	Extra Space Storage, Inc.	6
1	Felcor Lodging Trust, Inc. ●	3

4

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Real Estate - 4.9% - (continued)
14	First Industrial Realty Trust, Inc.	$74
5	First Potomac Realty Trust	71
1	Franklin Street Properties Corp.	11
3	Getty Realty Corp.	64
2	Gladstone Commercial Corp.	24
16	Glimcher Realty Trust	52
–	Hatteras Financial Corp.	3
7	Healthcare Realty Trust, Inc.	139
5	Hersha Hospitality Trust	17
6	Highwoods Properties, Inc.	168
2	Home Properties of New York, Inc.	74
5	Inland Real Estate Corp.	40
2	Investors Real Estate Trust	13
9	iStar Financial, Inc.	24
1	Kilroy Realty Corp.	26
7	Kite Realty Group Trust	25
1	LaSalle Hotel Properties	24
16	Lexington Realty Trust	95
11	Medical Properties Trust, Inc.	110
24	MFA Mortgage Investments, Inc.	177
2	Mid-America Apartment Communities, Inc. .	80
3	National Health Investors, Inc.	108
4	National Retail Properties, Inc.	89
2	Omega Healthcare Investors	34
8	Penn Real Estate Investment Trust	73
2	PS Business Parks, Inc.	73
2	Ramco-Gershenson Properties Trust	17
–	Redwood Trust, Inc.	3
11	Resource Capital Corp.	55
–	Sovran Self Storage, Inc.	3
4	Sun Communities, Inc.	79
11	Sunstone Hotel Investors, Inc.	98
4	U-Store-It	29
1	Walter Investment Management	7
1	Washington Real Estate Investment Trust	31
		4,464
	Retailing - 2.8%
4	Asbury Automotive Group ●	42
1	Books-A-Million, Inc.	7
123	Borders Group, Inc. ●	106
1	Brown Shoe Co., Inc.	6
–	Cabela's, Inc. ●	5
1	Charming Shoppes, Inc. ●	3
6	Collective Brands, Inc. ●	126
1	Core-Mark Holding Co., Inc. ●	39
6	Dillard's, Inc.	102
3	Dress Barn, Inc. ●	80
1	DSW, Inc. ●	12
1	Genesco, Inc. ●	27
16	Group 1 Automotive, Inc.	463
13	Gymboree Corp. ●	519
5	Jo-Ann Stores, Inc. ●	164
3	Lithia Motors, Inc. ●	20
4	Men's Wearhouse, Inc.	71
7	New York & Co., Inc. ●	25
37	OfficeMax, Inc. ●	485
4	Orbitz Worldwide, Inc. ●	22
3	Pep Boys-Manny Moe & Jack	22
10	Rent-A-Center, Inc. ●	196
3	Retail Ventures, Inc. ●	28
1	Sally Beauty Co., Inc. ●	11
2	Sonic Automotive, Inc.	19
6	Stage Stores, Inc.	73
		2,673
	Semiconductors & Semiconductor Equipment - 2.0%
26	ATMI, Inc. ●	436
1	Cymer, Inc. ●	20
9	DSP Group, Inc. ●	65
162	Entegris, Inc. ●	591
14	Lattice Semiconductor Corp. ●	36
–	Pericom Semiconductor Corp. ●	2
34	Photronics, Inc. ●	129
7	RF Micro Devices, Inc. ●	26
11	TriQuint Semiconductor, Inc. ●	64
17	Varian Semiconductor Equipment Associates,
	Inc. ●	484
		1,853
	Software & Services - 6.5%
10	Acxiom Corp. ●	158
30	Cass Information Systems, Inc.	915
23	Computer Services, Inc.	829
22	DealerTrack Holdings, Inc. ●	395
21	Earthlink, Inc.	168
2	Euronet Worldwide, Inc. ●	37
5	Fair Isaac, Inc.	103
17	Global Cash Access, Inc. ●	138
1	Hackett Group, Inc. ●	3
3	Internap Network Services Corp. ●	15
1	Internet Brands, Inc. Class A ●	11
10	Lawson Software, Inc. ●	60
2	ModusLink Global Solutions, Inc. ●	17
12	Ness Technologies, Inc. ●	65
3	Perficient, Inc. ●	26
1	Pervasive Software, Inc. ●	3
7	Quest Software, Inc. ●	128
9	Solera Holdings, Inc.	301
32	Syntel, Inc.	1,062
17	Tibco Software, Inc. ●	154
11	Unisys Corp. ●	326
10	United Online, Inc.	65
50	VeriFone Holdings, Inc. ●	892
1	Virtusa Corp. ●	8
9	Web.com Group, Inc. ●	52
		5,931
	Technology Hardware & Equipment - 5.2%
11	ADC Telecommunications, Inc. ●	57
14	Arris Group, Inc. ●	142
19	Aviat Networks, Inc. ●	139
45	Avid Technology, Inc. ●	562
11	Benchmark Electronics, Inc. ●	193
1	Black Box Corp.	18
20	Coherent, Inc. ●	594
18	Cray, Inc. ●	86
2	CTS Corp.	16
4	DDI Corp. ●	18
1	Digi International, Inc. ●	12
53	Electronics for Imaging, Inc. ●	608
7	Insight Enterprises, Inc. ●	84

5

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.9% - (continued)
	Technology Hardware & Equipment - 5.2% - (continued)
21	Jabil Circuit, Inc.	$304
7	Methode Electronics, Inc.	73
6	Oplink Communications, Inc. ●	85
3	Osi Systems, Inc. ●	74
1	PC Connection, Inc. ●	6
1	PC Mall, Inc. ●	4
5	PC-Tel, Inc. ●	32
29	Plantronics, Inc.	766
10	Plexus Corp. ●	349
3	Scansource, Inc. ●	93
6	Smart Modular Technologies, Inc. ●	35
18	Symmetricom, Inc. ●	90
4	SYNNEX Corp. ●	114
13	Technitrol, Inc.	61
3	Tekelec ●	50
9	TTM Technologies, Inc. ●	92
1	X-Rite, Inc. ●	3
		4,760
	Telecommunication Services - 0.7%
30	Cincinnati Bell, Inc. ●	87
54	General Communication, Inc. Class A ●	320
7	Global Crossing Ltd. ●	94
3	Premiere Global Services, Inc. ●	21
6	USA Mobility, Inc.	65
		587
	Transportation - 3.3%
5	Alaska Air Group, Inc. ●	151
–	Amerco ●	8
4	Atlas Air Worldwide Holdings, Inc. ●	165
2	Avis Budget Group, Inc. ●	22
13	Celadon Group, Inc. ●	132
2	Dollar Thrifty Automotive Group, Inc. ●	57
21	Forward Air Corp.	496
5	Heartland Express, Inc.	64
6	JetBlue Airways Corp. ●	28
3	Knight Transportation, Inc.	51
43	Landstar System, Inc.	1,564
3	Saia, Inc. ●	31
12	SkyWest, Inc.	182
3	Ultrapetrol Bahamas Ltd. ●	15
6	Werner Enterprises, Inc.	109
		3,075
	Utilities - 2.8%
1	American States Water	30
4	Avista Corp.	86
4	Black Hills Corp.	96
1	Chesapeake Utilities Corp.	31
24	El Paso Electric Co. ●	464
1	Empire District Electric Co.	11
2	IDACORP, Inc.	56
1	MGE Energy, Inc.	40
5	New Jersey Resources Corp.	191
–	Nicor, Inc.	13
7	NorthWestern Corp.	174
2	Piedmont Natural Gas	38
13	PNM Resources, Inc.	148
8	Portland General Electric Co.	156
5	South Jersey Industries, Inc.	178
6	Southwest Gas Corp.		167
6	UniSource Energy Corp.		191
23	Westar Energy, Inc.		491
1	WGL Holdings, Inc.		36
			2,597
	Total common stocks
	(cost $84,364)		$87,338

	Total long-term investments
	(cost $84,364)		$87,338

SHORT-TERM INVESTMENTS - 4.1%
	Investment Pools and Funds - 4.1%
	Federated Investors Prime Obligations
1,315	Fund		$1,315
2,421	State Street Bank Money Market Fund		2,421
			3,736
	Total short-term investments
	(cost $3,736)		$3,736

	Total investments
	(cost $88,100) ▲	100.0%	$91,074
	Other assets and liabilities	–%	(43)
	Total net assets	100.0%	$91,031

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.1% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $90,119 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,869
Unrealized Depreciation	(9,914)
Net Unrealized Appreciation	$955

●	Currently non-income producing.

6

The Hartford Select SmallCap Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2006 -	35	Huttig Building Products, Inc.
05/2007			$196

The aggregate value of these securities at January 31, 2010 was $23 which represents 0.03% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	10	Long	Mar 2010	$(34)
* The number of contracts does not omit 000's.

Cash of $40 was pledged as initial margin deposit for open futures contracts at January 31, 2010.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$87,338	$87,338	$–	$–
Short-Term Investments	3,736	3,736	–	–
Total	$91,074	$91,074	$–	$–
Liabilities:
Other Financial Instruments *	$34	$34	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

7

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
20.3%
	Captive Auto Finance - 7.8%
	AmeriCredit Automobile Receivables Trust
$263	4.47%, 01/12/2012	$265
370	5.04%, 05/06/2011	369
264	5.42%, 08/08/2011	268
	Bank of America Automotive Trust
2,000	1.39%, 03/15/2014 ■	2,000
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ■	1,042
	Capital One Prime Automotive Receivables
	Trust
1,000	5.68%, 06/15/2014	1,041
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	1,042
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	831
800	5.14%, 09/08/2012	806
	Ford Credit Automotive Owner Trust
1,200	2.98%, 08/15/2014	1,235
46	5.07%, 12/15/2010	46
2,924	5.29%, 04/15/2011	2,950
750	5.48%, 09/15/2011	759
500	5.68%, 06/15/2012	523
1,000	5.69%, 11/15/2012	1,073
	Marlin Leasing Receivables LLC
10	5.09%, 08/15/2012 ■	10
500	5.33%, 09/16/2013 ■	502
235	5.63%, 09/16/2013 ■	235
	Nissan Master Owner Trust Receivables
1,500	0.23%, 01/15/2015 ■○☼	1,500
	Swift Master Automotive Receivables Trust
1,000	1.68%, 10/15/2012 Δ	972
	USAA Automotive Owner Trust
924	4.16%, 04/16/2012	938
860	5.07%, 06/15/2013	899
1,000	5.66%, 03/15/2013	1,013
	Volkswagen Automotive Lease Trust
1,500	1.31%, 01/20/2014	1,500
	Wachovia Automotive Loan Owner Trust
1,700	5.42%, 04/21/2014 ■	1,721
1,000	5.54%, 12/20/2012 ■	1,028
		24,568
	Credit Card Issuing - 2.1%
	American Express Credit Account Master
	Trust
2,000	0.51%, 01/15/2013 ■Δ	1,992
347	5.65%, 01/15/2014 ■	363
	Capital One Multi-Asset Execution Trust
1,000	1.53%, 03/15/2013 Δ	1,001
	Chase Issuance Trust
1,500	1.03%, 06/15/2012 Δ	1,504
	Citibank Credit Card Issuance Trust
1,000	5.70%, 05/15/2013	1,042
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	588
		6,490
	Other Financial Investment Activities - 0.3%
	North Street Referenced Linked Notes
1,000	0.95%, 04/28/2011 ⌂Δ	752
500	1.30%, 04/28/2011 ⌂Δ	280
		1,032
	Real Estate Credit (Mortgage Banking) - 10.1%
	Bayview Commercial Asset Trust
334	1.23%, 01/25/2035 ■Δ	164
5,761	7.00%, 07/25/2037 ⌂►	482
10,478	7.18%, 01/25/2037 ⌂►	719
9,661	7.50%, 09/25/2037 ⌂►	869
	Bayview Financial Acquisition Trust
816	4.91%, 02/25/2033 ⌂	762
2,000	5.64%, 11/28/2036	1,312
	Bear Stearns Asset Backed Securities, Inc.
539	5.66%, 09/25/2033 Δ	436
	Bear Stearns Commercial Mortgage
	Securities, Inc.
17,335	4.12%, 11/11/2041 ⌂►	270
48,676	4.65%, 02/11/2041 ⌂►	288
104,678	6.25%, 12/11/2040 ⌂►	364
	CBA Commercial Small Balance Commercial
	Mortgage
9,375	3.00%, 01/25/2039 ⌂►	422
10,548	5.41%, 06/25/2038 ⌂†Δ	761
16,015	5.88%, 12/25/2036 ⌂†Δ	613
5,771	7.00%, 07/25/2035 ⌂►†	284
	Chase Commercial Mortgage Securities Corp.
1,509	7.63%, 07/15/2032 Δ	1,532
	Citicorp Residential Mortgage Securities
100	6.27%, 06/25/2037 Δ	91
	Citigroup Commercial Mortgage Trust
420	5.38%, 10/15/2049	430
	Commercial Mortgage Pass-Through
	Certificates
1,500	0.68%, 12/15/2020 ⌂Δ	417
2,256	3.59%, 03/10/2039 ⌂►	19
	Countrywide Asset-Backed Certificates
855	5.71%, 11/25/2035	226
	CS First Boston Mortgage Securities Corp.
9,004	4.17%, 07/15/2036 ⌂►	87
1,000	5.42%, 05/15/2036 Δ	1,037
1,500	6.52%, 08/13/2018 ■	1,583
	Equity One ABS, Inc.
20	2.73%, 07/25/2034 Δ	1
	GE Capital Commercial Mortgage Corp.
6,292	3.76%, 03/10/2040 ■►	42
	GMAC Mortgage Corp. Loan Trust
751	4.59%, 04/25/2033	554
153	5.12%, 04/25/2033	46
436	5.75%, 10/25/2036	244
	Goldman Sachs Mortgage Securities Corp. II
1,710	4.32%, 10/10/2028	1,730
1,000	5.48%, 11/10/2039	1,024
	Greenwich Capital Commercial Funding
	Corp.
1,780	5.38%, 03/10/2039	1,820

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
20.3% - (continued)
	Real Estate Credit (Mortgage Banking) - 10.1% -
	(continued)
	Hasco NIM Trust
$38	0.00%, 12/26/2035 ⌂●	$–
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
1,181	0.98%, 02/15/2020 ⌂Δ	572
1,955	3.84%, 01/12/2039	1,972
993	4.30%, 01/15/2038	996
10,309	4.65%, 10/15/2037 ■►	45
28,170	4.82%, 08/12/2037 ►	59
672	5.34%, 05/12/2045	686
	LaSalle Commercial Mortgage Securities
14,977	6.20%, 09/20/2043 ⌂►	141
	LB-UBS Commercial Mortgage Trust
1,419	1.27%, 12/15/2036 ■Δ	2
	Lehman Brothers Small Balance Commercial
1,014	6.77%, 09/27/2036 ⌂†	136
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
11,617	3.81%, 08/12/2039 ⌂►	148
13,041	3.96%, 10/12/2041 ⌂►	202
18,034	4.67%, 09/12/2042 ⌂►	129
876	5.53%, 05/12/2039 Δ	888
	Morgan Stanley Dean Witter Capital I
27	5.38%, 01/15/2039	27
	Nationstar Home Equity Loan Trust
13	0.00%, 03/25/2037 ⌂●	–
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ⌂●	–
675	7.00%, 09/25/2037	58
173	7.50%, 04/25/2037	1
	Sovereign Commercial Mortgage Securities
2,000	5.79%, 07/22/2030 ■Δ	2,010
	Structured Asset Investment Loan Trust
227	2.86%, 11/25/2033 Δ	72
	Structured Asset Securities Corp.
169	2.73%, 02/25/2037 Δ	–
400	2.73%, 01/25/2037 ■Δ	8
	Voyager Countrywide Delaware Trust
1,283	5.57%, 11/26/2035 ■	289
	Wachovia Bank Commercial Mortgage Trust
1,220	5.42%, 01/15/2045	1,245
1,610	5.74%, 06/15/2049 Δ	1,658
	Washington Mutual, Inc.
16,850	7.00%, 11/23/2043 ⌂►Ψ	572
	Wells Fargo Home Equity Trust
1,594	0.53%, 04/25/2034 Δ	1,247
		31,792
	Total asset & commercial mortgage backed
	securities
	(cost $69,695)	$63,882

CORPORATE BONDS: INVESTMENT GRADE - 65.5%
	Advertising and Related Services - 0.3%
	Time Warner, Inc.
$1,000	5.50%, 11/15/2011	$1,068

	Aerospace Product and Parts Manufacturing - 1.4%
	Honeywell International, Inc.
1,092	4.25%, 03/01/2013	1,160
	Northrop Grumman Corp.
2,000	7.13%, 02/15/2011	2,111
	United Technologies Corp.
987	6.10%, 05/15/2012	1,090
		4,361
	Agriculture, Construction, Mining and Machinery - 0.2%
	Deere & Co.
534	7.85%, 05/15/2010	546

	Alumina and Aluminum Production and Processing -
	0.2%
	Alcan, Inc.
750	6.45%, 03/15/2011	787

	Basic Chemical Manufacturing - 0.4%
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,151

	Beverage Manufacturing - 2.6%
	Anheuser-Busch InBev N.V.
1,556	3.00%, 10/15/2012 ■	1,606
1,000	5.38%, 11/15/2014 ■	1,081
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,045
	Dr. Pepper Snapple Group
1,500	1.70%, 12/21/2011	1,508
	PepsiCo, Inc.
2,000	0.28%, 07/15/2011 Δ	2,000
1,000	3.75%, 03/01/2014	1,046
		8,286
	Cable and Other Program Distribution - 0.7%
	Time Warner Cable, Inc.
2,000	5.40%, 07/02/2012	2,153

	Commercial and Service Industry Machinery
	Manufacturing - 0.3%
	Xerox Corp.
1,000	7.13%, 06/15/2010	1,020

	Commercial Banking - 7.7%
	ANZ National Ltd.
2,000	2.38%, 12/21/2012 ■	2,006
	Barclays Bank plc
1,500	5.45%, 09/12/2012	1,629
	Commonwealth Bank of Australia
2,000	2.75%, 10/15/2012 ■	2,028
	Credit Suisse New York
1,800	3.45%, 07/02/2012	1,864
	Fifth Third Bank
1,000	4.75%, 02/01/2015	967
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,055

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 65.5% - (continued)
	Commercial Banking - 7.7% - (continued)
	Key Bank NA
$1,500	5.70%, 08/15/2012	$1,581
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	923
	Marshall & Ilsley Corp.
1,500	0.37%, 06/01/2011 Δ	1,402
	National Australia Bank Ltd.
1,000	2.35%, 11/16/2012 ■	1,003
	National City Bank of Ohio
500	4.50%, 03/15/2010	502
	Nordea Bank AB
1,404	2.50%, 11/13/2012 ■	1,411
	Rabobank Netherlands
2,000	2.65%, 08/17/2012 ■	2,038
	State Street Bank & Trust Co.
800	0.46%, 12/08/2015 Δ	744
500	1.85%, 03/15/2011	507
	SunTrust Banks, Inc.
500	0.38%, 05/21/2012 Δ	485
500	7.75%, 05/01/2010	507
	Svenska Handelsbanken AB
1,000	1.25%, 09/14/2012 ■Δ	1,008
1,000	4.88%, 06/10/2014 ■	1,055
	US Bank NA
500	6.38%, 08/01/2011	541
	Westpac Banking Corp.
1,000	0.55%, 10/21/2011 ■Δ	999
		24,255
	Communications Equipment Manufacturing - 0.3%
	Cisco Systems, Inc.
1,000	5.25%, 02/22/2011	1,047

	Computer and Peripheral Equipment Manufacturing -
	0.9%
	Dell, Inc.
500	3.38%, 06/15/2012	521
	Hewlett-Packard Co.
500	1.31%, 05/27/2011 Δ	506
300	2.25%, 05/27/2011	306
385	2.95%, 08/15/2012	398
	IBM Corp.
1,000	4.95%, 03/22/2011	1,043
		2,774
	Couriers - 0.3%
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,058

	Depository Credit Banking - 5.3%
	Bank of Nova Scotia
3,000	2.25%, 01/22/2013	3,029
	BB&T Corp.
500	3.10%, 07/28/2011	511
750	3.85%, 07/27/2012	784
500	5.70%, 04/30/2014	547
	BNP Paribas
2,500	2.13%, 12/21/2012	2,517
	Citigroup Funding, Inc.
3,000	0.58%, 04/30/2012 Δ	3,025
	Citigroup, Inc.
1,000	5.25%, 02/27/2012	1,051
837	6.38%, 08/12/2014	888
	Wells Fargo & Co.
500	2.13%, 06/15/2012	510
2,673	7.55%, 06/21/2010	2,745
	Wells Fargo Bank NA
1,000	0.48%, 05/16/2016 Δ	917
		16,524
	Electric Generation, Transmission and Distribution - 2.2%
	Ohio Power Co.
1,500	0.43%, 04/05/2010 Δ	1,500
	Pacific Gas & Electric Co.
1,500	1.21%, 06/10/2010 Δ	1,505
	Southern Co.
2,917	0.65%, 10/21/2011 Δ	2,933
	Virginia Electric & Power Co.
1,000	4.50%, 12/15/2010	1,033
		6,971
	Electrical Equipment Manufacturing - 0.2%
	Transalta Corp.
667	4.75%, 01/15/2015	692

	General Rental Centers - 0.2%
	ERAC USA Finance Co.
655	5.80%, 10/15/2012 ■	702

	Grain and Oilseed Milling - 0.4%
	General Mills, Inc.
1,000	5.65%, 09/10/2012	1,101

	Grocery Stores - 1.0%
	Kroger Co.
1,035	6.75%, 04/15/2012	1,134
750	8.05%, 02/01/2010	750
	Safeway, Inc.
700	4.95%, 08/16/2010	717
625	6.50%, 03/01/2011	660
		3,261
	Health and Personal Care Stores - 1.3%
	CVS Caremark Corp.
685	0.56%, 06/01/2010 Δ	685
	CVS Corp.
2,000	5.75%, 08/15/2011	2,134
	Express Scripts, Inc.
1,200	5.25%, 06/15/2012	1,288
		4,107
	Industrial Machinery, Equipment Rental & Leasing -
	0.6%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,684

	Insurance Carriers - 5.5%
	Aetna, Inc.
1,500	7.88%, 03/01/2011	1,609

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 65.5% - (continued)
	Insurance Carriers - 5.5% - (continued)
	Berkshire Hathaway Finance Corp.
$1,000	0.38%, 01/13/2012 Δ	$1,000
1,500	4.00%, 04/15/2012	1,585
	John Hancock Global Funding II
1,000	5.00%, 09/30/2013 ■	1,037
	Massachusetts Mutual Global Funding
1,000	3.63%, 07/16/2012 ■	1,040
	Metropolitan Life Global Funding I
1,400	0.70%, 07/13/2011 ■Δ	1,399
600	2.88%, 09/17/2012 ■	610
1,500	5.13%, 04/10/2013 - 06/10/2014 ■	1,613
	New York Life Global Funding
2,667	2.25%, 12/14/2012 ■	2,694
	Pricoa Global Funding I
1,000	0.38%, 06/26/2012 ■Δ	971
	Prudential Financial, Inc.
2,000	5.10%, 12/14/2011	2,111
	UnitedHealth Group, Inc.
1,000	0.43%, 06/21/2010 Δ	1,000
	Wellpoint, Inc.
525	5.00%, 01/15/2011	544
		17,213
	International Trade Financing (Foreign Banks) - 2.6%
	Bank of Tokyo
3,000	2.60%, 01/22/2013 ■	3,011
	Credit Agricole (London)
2,000	0.60%, 02/02/2012 ■○	1,999
	Dexia Credit Local
3,000	0.50%, 01/12/2012 ■Δ	2,999
		8,009
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.4%
	ArcelorMittal
1,000	9.00%, 02/15/2015	1,210

	Medical and Diagnostic Laboratories - 0.3%
	Roche Holdings, Inc.
1,000	4.50%, 03/01/2012 ■	1,065

	Medical Equipment and Supplies Manufacturing - 0.2%
	CareFusion Corp.
500	4.13%, 08/01/2012 ■	519

	Metal Ore Mining - 0.5%
	Rio Tinto Finance USA Ltd.
1,500	5.88%, 07/15/2013	1,636

	Monetary Authorities - Central Bank - 0.1%
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	385

	Motor Vehicle Manufacturing - 0.4%
	Daimler Finance NA LLC
500	5.75%, 09/08/2011	531
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	628
		1,159
	Navigational, Measuring, and Control Instruments - 0.3%
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012 ■	1,002

	Nondepository Credit Banking - 2.6%
	Caterpillar Financial Services Corp.
900	0.36%, 08/20/2010 Δ	900
	Countrywide Financial Corp.
2,000	0.72%, 05/07/2012 ‡Δ	1,967
79	4.50%, 06/15/2010	80
162	5.80%, 06/07/2012	174
	General Electric Capital Corp.
1,000	0.34%, 08/15/2011 Δ	994
2,000	2.80%, 01/08/2013	2,001
1,500	6.13%, 02/22/2011	1,585
	Harley-Davidson Funding Corp.
536	5.75%, 12/15/2014 ■	564
		8,265
	Nonmetallic Mineral Mining and Quarrying - 0.2%
	BHP Billiton Finance USA Ltd.
500	5.50%, 04/01/2014	551

	Office Supplies, Stationery, and Gift Stores - 0.4%
	Staples, Inc.
1,000	7.75%, 04/01/2011	1,074

	Oil and Gas Extraction - 2.6%
	Anadarko Finance Co.
750	6.75%, 05/01/2011	792
	Anadarko Petroleum Corp.
194	5.75%, 06/15/2014	211
	Devon Energy Corp.
1,100	6.88%, 09/30/2011	1,198
	EnCana Corp.
1,000	6.30%, 11/01/2011	1,085
	Husky Energy, Inc.
1,000	6.25%, 06/15/2012	1,093
	Kerr-McGee Corp.
535	6.88%, 09/15/2011	576
	Shell International Finance B.V.
1,000	4.00%, 03/21/2014	1,057
500	5.63%, 06/27/2011	534
	Statoilhydro ASA
391	3.88%, 04/15/2014	411
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,132
		8,089
	Oilseed and Grain Farming - 0.1%
	Husky Energy, Inc.
239	5.90%, 06/15/2014	263

	Other Financial Investment Activities - 2.1%
	BAE Systems Holdings, Inc.
2,000	6.40%, 12/15/2011 ■	2,133
	Blackrock, Inc.
3,000	2.25%, 12/10/2012	3,012

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 65.5% - (continued)
	Other Financial Investment Activities - 2.1% - (continued)
	BP Capital Markets plc
$526	1.55%, 08/11/2011	$533
1,000	3.13%, 03/10/2012	1,038
		6,716
	Other Food Manufacturing - 0.5%
	Kraft Foods, Inc.
500	5.63%, 11/01/2011	533
	Unilever Capital Corp.
1,000	7.13%, 11/01/2010	1,050
		1,583
	Other General Merchandise Stores - 0.3%
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,029

	Other Miscellaneous Manufacturing - 0.7%
	Tyco International Group S.A.
2,000	6.38%, 10/15/2011	2,157

	Petroleum and Coal Products Manufacturing - 1.4%
	Chevron Corp.
1,000	3.45%, 03/03/2012	1,045
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,077
	Hess Corp.
500	7.00%, 02/15/2014	571
	Valero Energy Corp.
1,520	6.88%, 04/15/2012	1,668
		4,361
	Pharmaceutical & Medicine Manufacturing - 0.3%
	Wyeth
1,000	6.95%, 03/15/2011	1,066

	Pharmaceutical and Medicine Manufacturing - 1.6%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,921
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,218
	Merck & Co., Inc.
705	1.88%, 06/30/2011	714
	Pfizer, Inc.
1,000	4.45%, 03/15/2012	1,065
		4,918
	Pipeline Transportation of Natural Gas - 0.8%
	Enterprise Products Operating L.P.
1,275	7.50%, 02/01/2011	1,347
	Kinder Morgan Energy Partners L.P.
1,000	6.75%, 03/15/2011	1,055
		2,402
	Radio and Television Broadcasting - 0.2%
	TCM Sub LLC
680	3.55%, 01/15/2015 ■	676

	Rail Transportation - 1.8%
	Burlington Northern Santa Fe Corp.
1,500	5.90%, 07/01/2012	1,634
	Canadian Pacific Railway Co.
740	6.25%, 10/15/2011	791
	CSX Corp.
1,000	6.30%, 03/15/2012	1,087
	Norfolk Southern Corp.
365	8.63%, 05/15/2010	374
	Union Pacific Corp.
1,000	6.13%, 01/15/2012	1,091
500	6.65%, 01/15/2011	526
		5,503
	Real Estate Credit (Mortgage Banking) - 0.5%
	Countrywide Home Loans, Inc.
98	4.00%, 03/22/2011	101
	First Union National Bank Commercial
	Mortgage
1,500	7.80%, 08/18/2010	1,557
		1,658
	Residential Building Construction - 0.3%
	CRH America, Inc.
1,000	5.30%, 10/15/2013	1,057

	Resin, Synthetic Rubber, Filaments Manufacturing - 0.2%
	Dow Chemical Co.
650	4.85%, 08/15/2012	694

	Securities and Commodity Contracts and Brokerage -
	2.5%
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,067
243	6.00%, 05/01/2014	266
1,000	6.88%, 01/15/2011	1,057
	JP Morgan Chase & Co.
1,000	0.58%, 06/13/2016 Δ	944
1,500	4.65%, 06/01/2014	1,580
1,810	6.75%, 02/01/2011	1,914
	Morgan Stanley
1,000	5.75%, 08/31/2012	1,084
		7,912
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.3%
	Clorox Co.
1,000	6.13%, 02/01/2011	1,050

	Software Publishers - 0.3%
	Oracle Corp.
1,000	5.00%, 01/15/2011	1,038

	Sovereign Foreign Governments - 1.6%
	Ontario (Province of)
920	0.50%, 11/19/2012 Δ	921
1,000	0.72%, 05/22/2012 Δ	1,009
2,000	1.88%, 11/19/2012	2,006
	Quebec (Province of)
1,000	6.13%, 01/22/2011	1,055
		4,991
	Support Activities For Mining - 0.7%
	Transocean, Inc.
1,000	5.25%, 03/15/2013	1,076

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 65.5% - (continued)
	Support Activities For Mining - 0.7% - (continued)
	Weatherford International Ltd.
$1,000	5.95%, 06/15/2012	$1,091
		2,167
	Telecommunications - Other - 1.3%
	France Telecom S.A.
435	4.38%, 07/08/2014	460
1,500	7.75%, 03/01/2011 Δ	1,608
	Telecom Italia Capital
2,000	0.86%, 07/18/2011 Δ	1,994
		4,062
	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
1,000	5.88%, 02/01/2012	1,083
	Deutsche Telekom International Finance B.V.
1,000	8.50%, 06/15/2010 Δ	1,028
	Royal KPN N.V.
1,000	8.00%, 10/01/2010	1,046
		3,157
	Telecommunications - Wireless Carriers - 1.0%
	Comcast Cable Communications, Inc.
1,000	6.75%, 01/30/2011	1,055
	Vodafone Group plc
1,000	5.35%, 02/27/2012	1,074
1,000	7.75%, 02/15/2010	1,003
		3,132
	Telecommunications Resellers - 0.5%
	Telefonica Europe B.V.
1,500	7.75%, 09/15/2010	1,563

	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
500	7.75%, 02/06/2014	576

	Waste Treatment and Disposal - 0.5%
	Allied Waste North America, Inc.
1,000	5.75%, 02/15/2011	1,041
500	6.50%, 11/15/2010	522
		1,563
	Wireless Communications Services - 2.2%
	Cellco Part - Verizon Wireless Capital
1,000	3.75%, 05/20/2011	1,033
1,500	5.25%, 02/01/2012	1,607
	Cingular Wireless Services, Inc.
500	7.88%, 03/01/2011	537
	Embarq Corp.
1,000	6.74%, 06/01/2013	1,100
	Rogers Communications, Inc.
1,250	9.63%, 05/01/2011	1,373
	Telus Corp.
1,050	8.00%, 06/01/2011	1,141
		6,791
	Total corporate bonds: investment grade
	(cost $199,862)	$205,810

U.S. GOVERNMENT AGENCIES - 1.2%
	Federal Home Loan Mortgage Corporation - 0.3%
$932	6.00%, 09/15/2032	$943

	Federal National Mortgage Association - 0.5%
1,456	5.50%, 05/25/2014	1,511

	Government National Mortgage Association - 0.4%
1,331	6.50%, 05/16/2031	1,426

	Total U.S. government agencies
	(cost $3,781)	$3,880

U.S. GOVERNMENT SECURITIES - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Notes - 1.3%
$2,000	0.75%, 11/30/2011	$2,001
2,000	2.00%, 09/30/2010	2,023
		4,024
	U.S. Treasury Strips - 0.1%
369	2.25%, 01/31/2015	366
		4,390
	Total U.S. government securities
	(cost $4,357)	$4,390

	Total long-term investments
	(cost $277,695)	$277,962

SHORT-TERM INVESTMENTS - 8.3%
	Certificates of Deposit - 1.3%
	Finance and Insurance - 1.3%
	Deutsche Bank AG (New York Branch)
$4,000	0.58%, 1/19/2012Δ	$4,000

	Commercial Paper - 4.9%
	Beverage and Tobacco Product Manufacturing - 0.6%
	Clorox Co.
2,000	0.18%, 2/2/2010○	2,000

	Motor Vehicle & Parts Manufacturing - 1.2%
	Safeway, Inc.
3,675	0.20%, 2/1/2010○	3,675

	Paper Manufacturing - 0.6%
	Bemis Co., Inc.
2,000	0.15%, 2/1/2010○	2,000

	Petroleum and Coal Products Manufacturing - 2.5%
	Devon Energy Corp.
3,900	0.20%, 2/3/2010■○	3,900
	Transocean, Inc.
4,000	0.22%, 2/9/2010■○	4,000
		7,900
		15,575

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 8.3% - (continued)
	Repurchase Agreements - 2.1%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3,772, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 -
	2039, value of $3,897)
$3,772	0.09%, 1/29/2010		$3,772
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,598,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $1,630)
1,598	0.10%, 1/29/2010		1,598
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$1,229, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $1,258)
1,229	0.08%, 1/29/2010		1,229
			6,599
	Total short-term investments
	(cost $26,174)		$26,174

	Total investments
	(cost $303,869) ▲	96.7%	$304,136
	Other assets and liabilities	3.3%	10,354
	Total net assets	100.0%	$314,490

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.5% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $303,869 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,060
Unrealized Depreciation	(8,793)
Net Unrealized Appreciation	$267

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $1,794, which represents 0.57% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $60,705, which represents 19.30% of total net assets.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $1,500.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
05/2007 -	$5,761	Bayview Commercial Asset Trust,
02/2009		7.00%, 07/25/2037 - 144A	$770
12/2006 -	$10,478	Bayview Commercial Asset Trust,
03/2009		7.18%, 01/25/2037 - 144A	925
08/2007	$9,661	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	1,284
11/2006	$816	Bayview Financial Acquisition
		Trust, 4.91%, 02/25/2033 - 144A	806
12/2004	$17,335	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.12%,
		11/11/2041	261
03/2005 -	$48,676	Bear Stearns Commercial
08/2007		Mortgage Securities, Inc., 4.65%,
		02/11/2041	292
12/2005	$104,678	Bear Stearns Commercial
		Mortgage Securities, Inc., 6.25%,
		12/11/2040 - 144A	349
11/2006 -	$9,375	CBA Commercial Small Balance
08/2007		Commercial Mortgage, 3.00%,
		01/25/2039 - 144A	807
04/2006 -	$10,548	CBA Commercial Small Balance
06/2007		Commercial Mortgage, 5.41%,
		06/25/2038 - 144A	–
10/2007 -	$16,015	CBA Commercial Small Balance
11/2007		Commercial Mortgage, 5.88%,
		12/25/2036 - 144A	–
04/2006	$5,771	CBA Commercial Small Balance
		Commercial Mortgage, 7.00%,
		07/25/2035 - 144A	–

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/ Par	Security	Cost Basis
10/2006	$1,500	Commercial Mortgage Pass-
		Through Certificates, 0.68%,
		12/15/2020 - 144A	$1,500
03/2004 -	$2,256	Commercial Mortgage Pass-
08/2006		Through Certificates, 3.59%,
		03/10/2039 - 144A	23
08/2004 -	$9,004	CS First Boston Mortgage
08/2006		Securities Corp., 4.17%,
		07/15/2036 - 144A	96
03/2006 -	$38	Hasco NIM Trust, 0.00%,
01/2010		12/26/2035 - 144A	36
03/2006	$1,181	JP Morgan Chase Commercial
		Mortgage Securities Corp., 0.98%,
		02/15/2020 - 144A	1,180
12/2006 -	$14,977	LaSalle Commercial Mortgage
08/2007		Securities, 6.20%, 09/20/2043 -
		144 A	333
09/2006 -	$1,014	Lehman Brothers Small Balance
07/2007		Commercial, 6.77%, 09/27/2036 -
		144 A	1,013
09/2004	$11,617	Merrill Lynch Mortgage Trust,
		3.81%, 08/12/2039 - 144A	154
11/2004 -	$13,041	Merrill Lynch Mortgage Trust,
08/2006		3.96%, 10/12/2041 - 144A	230
03/2005	$18,034	Merrill Lynch Mortgage Trust,
		4.67%, 09/12/2042	105
04/2007	$13	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	13
10/2006 -	$1,000	North Street Referenced Linked
11/2006		Notes, 0.95%, 04/28/2011 - 144A	991
11/2006	$500	North Street Referenced Linked
		Notes, 1.30%, 04/28/2011 - 144A	489
03/2007	$108	Renaissance Home Equity Loan
		Trust, 0.00%, 04/25/2037 - 144A	108
11/2006	$16,850	Washington Mutual, Inc., 7.00%,
		11/23/2043 - 144A	618

The aggregate value of these securities at January 31, 2010 was $9,289  which represents 2.95% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$63,882	$–	$47,742	$16,140
Corporate Bonds: Investment Grade	205,810	–	205,810	–
U.S. Government Agencies	3,880	–	3,880	–
U.S. Government Securities	4,390	–	4,024	366
Short-Term Investments	26,174	–	26,174	–
Total	$304,136	$–	$287,630	$16,506

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$8,946	$(513)	$1,396	*	$5,123	$1,188	$16,140
U.S. Government Securities	—	—	—	†	366	—	366
Total	$8,946	$(513)	$1,396		$5,489	$1,188	$16,506

*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $1,175.
†	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $─.

9

The Hartford Small Company Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Automobiles & Components - 0.5%
27	China Automotive Systems, Inc. ●	$436
87	Cooper Tire & Rubber Co.	1,480
30	Drew Industries ●	553
74	Standard Motor Products ●	579
22	Wabco Holdings, Inc.	571
		3,619
	Banks - 0.2%
53	Nara Bancorp, Inc.	485
26	Signature Bank ●	898
		1,383
	Capital Goods - 8.0%
15	Acuity Brands, Inc.	551
30	Altra Holdings, Inc. ●	329
18	American Superconductor Corp. ●	667
10	Ampco-Pittsburgh Corp.	246
52	Apogee Enterprises	718
51	Arfon, Inc. ●	1,294
19	Armstrong World Industries, Inc. ●	705
33	AZZ, Inc.	993
300	BE Aerospace, Inc. ●	6,726
335	Beacon Roofing Supply, Inc. ●	5,632
30	Carlisle Cos., Inc.	1,005
63	Chart Industries, Inc. ●	1,021
43	Colfax Corp. ●	480
32	Cubic Corp.	1,237
53	EMCOR Group, Inc. ●	1,278
83	Energy Recovery, Inc. ●	509
189	Gencorp, Inc. ●	1,058
39	GrafTech International Ltd. ●	496
172	GT Solar International, Inc. ●	990
1,301	Hansen Transmissions ●	1,850
44	Harbin Electric, Inc. ●	746
18	Heico Corp.	765
61	Hexcel Corp. ●	673
23	Houston Wire & Cable Co.	274
17	Hubbell, Inc. Class B	717
24	IDEX Corp.	685
23	II-VI, Inc. ●	610
18	Kaman Corp.	449
79	Lennox International, Inc.	3,021
87	MasTec, Inc. ●	1,063
12	Michael Baker Corp. ●	453
15	Middleby Corp. ●	673
63	Orbital Sciences Corp. ●	994
28	Orion Marine Group, Inc. ●	521
39	Owens Corning, Inc. ●	1,014
17	Pentair, Inc.	516
20	Powell Industries, Inc. ●	574
11	Raven Industries	315
132	Regal-Beloit Corp.	6,239
12	Roper Industries, Inc.	583
190	Rush Enterprises, Inc. ●	2,162
36	Simpson Manufacturing Co., Inc.	894
15	Sun Hydraulics Corp.	327
20	Toro Co.	779
56	Trex Co., Inc. ●	859
20	Watsco, Inc.	981
40	Woodward Governor Co.	1,018
		55,690
	Commercial & Professional Services - 3.2%
58	American Reprographics Co. LLC ●	408
22	ATC Technology Corp. ●	472
273	Corrections Corp. of America ●	5,102
13	CoStar Group, Inc. ●	519
90	Herman Miller, Inc.	1,527
44	HNI Corp.	1,097
43	Interface, Inc.	352
326	Knoll, Inc.	3,671
29	Rollins, Inc.	562
248	Sykes Enterprises, Inc. ●	5,935
39	Tetra Tech, Inc. ●	886
23	Towers Watson & Co.	1,014
18	Waste Connections, Inc. ●	586
		22,131
	Consumer Durables & Apparel - 7.6%
263	Carter's, Inc. ●	6,799
6	Deckers Outdoor Corp. ●	637
45	Fossil, Inc. ●	1,455
360	Hanesbrands, Inc. ●	8,274
259	Jarden Corp.	7,902
35	Lululemon Athletica, Inc. ●	996
47	Oxford Industries, Inc.	840
20	Polaris Industries, Inc.	862
436	Rossi Residencial S.A.	3,031
18	Steven Madden Ltd. ●	739
71	Sturm Ruger & Co., Inc.	742
200	Tempur-Pedic International, Inc. ●	4,976
33	Timberland Co. Class A ●	563
27	True Religion Apparel, Inc. ●	518
126	Tupperware Brands Corp.	5,354
25	Under Armour, Inc. Class A ●	645
174	Warnaco Group, Inc. ●	6,746
47	Wolverine World Wide, Inc.	1,239
		52,318
	Consumer Services - 3.2%
77	Bally Technologies, Inc. ●	3,071
40	Bridgepoint Education, Inc. ●	589
15	Capella Education Co. ●	1,100
209	Cheesecake Factory, Inc. ●	4,408
79	Corinthian Colleges, Inc. ●	1,104
127	Life Time Fitness, Inc. ●	3,035
422	Navitas Ltd.	1,671
16	P.F. Chang's China Bistro, Inc. ●	613
75	Penn National Gaming, Inc. ●	2,013
13	Steiner Leisure Ltd. ●	531
192	Wyndham Worldwide Corp.	4,027
		22,162
	Diversified Financials - 1.2%
92	Advance America Cash Advance Centers, Inc.	442
57	BGC Partners, Inc.	231
38	Ezcorp, Inc. ●	690
23	Federated Investors, Inc.	593
37	First Cash Financial Services, Inc. ●	848
45	Knight Capital Group, Inc. ●	711
26	Life Partners Holdings, Inc.	526
19	MarketAxess Holdings, Inc.	257
42	optionsXpress Holdings, Inc.	603
64	Stifel Financial ●	3,325
		8,226

1

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Energy - 4.1%
55	Alon USA Energy, Inc.	$393
22	Atlas Energy, Inc.	666
104	Cal Dive International, Inc. ●	732
17	Carbo Ceramics, Inc.	1,110
48	Cloud Peak Energy, Inc. ●	646
120	CVR Energy, Inc. ●	966
134	Dresser-Rand Group, Inc. ●	3,952
19	Dril-Quip, Inc. ●	1,020
49	Frontier Oil Corp.	611
41	Geokinetics, Inc. ●	406
36	James River Coal Co. ●	568
101	Karoon Gas Australia Ltd. ●	638
11	Lufkin Industries, Inc.	719
54	Massey Energy Co.	2,089
41	Matrix Service Co. ●	411
12	Oceaneering International, Inc. ●	669
98	Overseas Shipholding Group, Inc.	4,351
30	Rowan Companies, Inc. ●	653
113	St. Mary Land & Exploration Co.	3,606
82	Tesoro Corp.	1,022
57	TETRA Technologies, Inc. ●	595
60	Willbros Group, Inc. ●	922
60	World Fuel Services Corp.	1,438
		28,183
	Food & Staples Retailing - 0.3%
31	Casey's General Stores, Inc.	940
41	United Natural Foods, Inc. ●	1,098
		2,038
	Food, Beverage & Tobacco - 2.2%
21	American Italian Pasta Co. ●	714
13	Boston Beer Co., Inc. Class A ●	608
92	Cental Euro Distribution Corp. ●	2,955
65	Darling International, Inc. ●	508
24	Diamond Foods, Inc.	856
79	Green Mountain Coffee Roasters ●	6,693
13	J&J Snack Foods Corp.	564
21	Lancaster Colony Corp.	1,152
14	Sanderson Farms, Inc.	633
37	Zhongpin, Inc. ●	454
		15,137
	Health Care Equipment & Services - 13.4%
96	Align Technology, Inc. ●	1,792
166	Allscripts-Misys Healthcare Solutions, Inc. ● .	2,737
77	Almost Family, Inc. ●	2,793
16	Amedisys, Inc. ●	902
291	American Medical Systems Holdings ●	5,584
26	Amerigroup Corp. ●	669
36	Angiodynamics, Inc. ●	585
14	Athenahealth, Inc. ●	565
66	Bioscrip, Inc. ●	478
40	Cantel Medical Corp.	763
38	Catalyst Health Solutions ●	1,512
50	Centene Corp. ●	959
36	Conceptus, Inc. ●	705
45	Coninucare Corp. ●	219
186	Coventry Health Care, Inc. ●	4,247
42	CryoLife, Inc. ●	262
33	Cyberonics, Inc. ●	619
57	Eclipsys Corp. ●	952
34	Emergency Medical Services ●	1,803
336	Fleury S.A. ●	3,471
18	Genoptix, Inc. ●	598
23	Gentiva Health Services, Inc. ●	590
16	Haemonetics Corp. ●	911
331	Health Net, Inc. ●	8,029
333	HealthSouth Corp. ●	5,992
23	HMS Holdings Corp. ●	1,050
54	Immucor, Inc. ●	1,000
17	Integra LifeSciences Holdings Corp. ●	651
29	Invacare Corp.	732
116	Inverness Medical Innovation, Inc. ●	4,693
17	Kensey Nash Corp. ●	401
7	Lincare Holdings, Inc. ●	247
107	Masimo Corp. ●	2,982
51	MedAssets, Inc. ●	1,034
12	Medical Action Industries, Inc. ●	168
24	NuVasive, Inc. ●	652
51	Odyssey HealthCare, Inc. ●	746
40	Omnicell, Inc. ●	477
115	Owens & Minor, Inc.	4,615
31	Providence Service Corp. ●	396
48	PSS World Medical, Inc. ●	989
15	Quality Systems	749
25	Rehabcare Group, Inc. ●	736
31	Sirona Dental Systems, Inc. ●	1,010
41	STERIS Corp.	1,066
140	SXC Health Solutions Corp. ●	6,616
215	Team Health Holdings ●	3,166
28	Thoratec Corp. ●	785
301	Volcano Corp. ●	5,971
162	Wright Medical Group, Inc. ●	2,891
28	Zoll Medical Corp. ●	782
		92,342
	Household & Personal Products - 1.5%
150	American Oriental Bioengineering, Inc. ●	604
53	Bare Escentuals, Inc. ●	962
10	Chattem, Inc. ●	907
28	China Sky One Medical, Inc. ●	496
126	Herbalife Ltd.	4,897
40	Medifast, Inc. ●	667
48	Nu Skin Enterprises, Inc. Class A	1,124
10	Usana Health Sciences, Inc. ●	291
14	WD40 Co.	431
		10,379
	Insurance - 1.2%
72	Allied World Assurance Holdings Ltd.	3,230
137	Assured Guaranty Ltd.	3,104
13	RLI Corp.	670
27	Tower Group, Inc.	605
24	Validus Holdings Ltd.	626
		8,235
	Materials - 3.4%
10	AEP Industries, Inc. ●	338
26	Ashland, Inc.	1,031
27	Balchem Corp.	519
197	Boise, Inc. ●	1,017
16	Clearwater Paper Corp. ●	758
46	Cliff's Natural Resources, Inc.	1,854
1,059	Huabao International Holdings Ltd.	1,075
114	Intrepid Potash, Inc. ●	2,799

2

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Materials - 3.4% - (continued)
29	Koppers Holdings, Inc.	$810
14	Lubrizol Corp.	1,011
11	Newmarket Corp.	1,026
16	Rock Tenn Co. Class A	690
56	RTI International Metals, Inc. ●	1,391
79	Silgan Holdings, Inc.	4,102
15	Stepan Co.	886
163	Titanium Metals Corp.	1,893
55	W.R. Grace & Co. ●	1,308
57	Worthington Industries, Inc.	829
		23,337
	Media - 1.6%
137	DreamWorks Animation SKG, Inc. ●	5,344
305	Focus Media Holding Ltd. ADR ●	4,093
21	Interactive Data Corp.	589
39	Valassis Communications, Inc. ●	814
36	World Wrestling Entertainment, Inc.	581
		11,421
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
106	Affymax, Inc. ●	2,218
18	Alexion Pharmaceuticals, Inc. ●	812
324	Alkermes, Inc. ●	3,544
36	AMAG Pharmaceuticals, Inc. ●	1,596
114	Auxilium Pharmaceuticals, Inc. ●	3,210
27	Biomarin Pharmaceutical, Inc. ●	529
90	Bruker Corp. ●	1,101
105	Celera Corp. ●	708
40	Cepheid, Inc. ●	583
20	Charles River Laboratories International, Inc. ●	713
185	Cubist Pharmaceuticals, Inc. ●	3,790
96	Cytokinetics, Inc. ●	289
89	Enzon, Inc. ●	885
82	eResearch Technology, Inc. ●	502
110	Exelixis, Inc. ●	728
37	Genomic Health, Inc. ●	608
39	Hi-Technology Pharmacal Co., Inc. ●	842
114	Human Genome Sciences, Inc. ●	3,004
150	Icon plc ADR ●	3,724
129	Immunomedics, Inc. ●	432
97	Impax Laboratories, Inc. ●	1,289
239	Incyte Corp. ●	2,550
75	Isis Pharmaceuticals, Inc. ●	837
37	Kendle International, Inc. ●	758
174	King Pharmaceuticals, Inc. ●	2,091
93	KV Pharmaceutical Co. ●	320
56	Martek Biosciences Corp. ●	1,204
61	Medicines Co. ●	505
44	Medicis Pharmaceutical Corp. Class A	1,012
23	Medivation, Inc. ●	765
11	Millipore Corp. ●	756
59	Nektar Therapeutics ●	675
118	Onyx Pharmaceuticals, Inc. ●	3,387
113	OSI Pharmaceuticals, Inc. ●	3,876
294	PAREXEL International Corp. ●	5,693
190	PDL Biopharma, Inc.	1,213
20	Perrigo Co.	884
120	Questcor Pharmaceuticals ●	543
176	Regeneron Pharmaceuticals, Inc. ●	4,690
121	Salix Pharmaceuticals Ltd. ●	3,550
126	Santarus, Inc. ●	595
210	Seattle Genetics, Inc. ●	2,163
62	United Therapeutics Corp. ●	3,664
68	Vertex Pharmaceuticals, Inc. ●	2,612
		75,450
	Real Estate - 0.2%
38	Diamondrock Hospitality ●	313
16	Equity Lifestyle Properties, Inc.	762
11	PS Business Parks, Inc.	516
		1,591
	Retailing - 4.5%
51	99 Cents Only Stores ●	667
25	Aaron Rents, Inc.	702
130	Advance Automotive Parts, Inc.	5,121
57	Big 5 Sporting Goods Corp.	829
29	Cato Corp.	591
30	Collective Brands, Inc. ●	598
16	Core-Mark Holding Co., Inc. ●	463
124	Dick's Sporting Goods, Inc. ●	2,763
26	Dress Barn, Inc. ●	603
21	Gymboree Corp. ●	834
39	J. Crew Group, Inc. ●	1,537
25	Jo-Ann Stores, Inc. ●	859
66	Kirklands, Inc. ●	1,022
95	Lumber Liquidators Holdings, Inc. ●	2,246
198	Nutri/System, Inc.	4,037
40	OfficeMax, Inc. ●	520
41	PetMed Express, Inc.	750
76	Stein Mart, Inc. ●	601
87	The Finish Line, Inc.	963
22	Tractor Supply Co. ●	1,097
46	Ulta Salon, Cosmetics & Fragrances, Inc. ●	887
167	Williams-Sonoma, Inc.	3,176
		30,866
	Semiconductors & Semiconductor Equipment - 4.6%
122	Amkor Technology, Inc. ●	694
195	Atheros Communications, Inc. ●	6,255
62	Cavium Networks, Inc. ●	1,335
326	Cypress Semiconductor Corp. ●	3,273
30	Diodes, Inc. ●	495
41	FEI Co. ●	846
33	Hittite Microwave Corp. ●	1,224
61	Microsemi Corp. ●	909
59	MIPS Technologies, Inc. Class A ●	228
464	ON Semiconductor Corp. ●	3,344
623	RF Micro Devices, Inc. ●	2,397
565	Skyworks Solutions, Inc. ●	7,171
70	Tessera Technologies, Inc. ●	1,208
382	TriQuint Semiconductor, Inc. ●	2,292
		31,671
	Software & Services - 11.8%
114	Acxiom Corp. ●	1,757
23	Advent Software, Inc. ●	854
63	Ariba, Inc. ●	794
209	Art Technology Group, Inc. ●	936
23	AsiaInfo Holdings, Inc. ●	552
47	Blackbaud, Inc.	1,048
32	Blackboard, Inc. ●	1,279
48	Bottomline Technologies, Inc. ●	835

3

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Software & Services - 11.8% - (continued)
27	Commvault Systems, Inc. ●	$567
96	Concur Technologies, Inc. ●	3,799
71	Convergys Corp. ●	765
46	CSG Systems International, Inc. ●	896
38	CyberSource Corp. ●	684
31	DealerTrack Holdings, Inc. ●	550
24	Digital River, Inc. ●	600
34	Double-Take Software, Inc. ●	349
44	EPIQ Systems, Inc. ●	520
79	Equinix, Inc. ●	7,556
26	Euronet Worldwide, Inc. ●	528
20	Exlservice Holdings, Inc. ●	359
68	Gartner, Inc. Class A ●	1,448
89	Global Cash Access, Inc. ●	720
237	Informatica Corp. ●	5,625
63	j2 Global Communications, Inc. ●	1,287
67	Jack Henry & Associates, Inc.	1,463
31	JDA Software Group, Inc. ●	820
69	LivePerson, Inc. ●	439
32	Manhattan Associates, Inc. ●	666
12	MAXIMUS, Inc.	564
65	Mentor Graphics Corp. ●	517
20	Mercadolibre, Inc. ●	779
50	Net 1 UEPS Technologies, Inc. ●	891
148	Neustar, Inc. ●	3,319
56	North American Equity	475
44	Parametric Technology Corp. ●	735
26	Pegasystems, Inc.	853
21	Progress Software Corp. ●	593
231	Rackspace Hosting, Inc. ●	4,205
26	Radiant Systems, Inc. ●	305
136	Red Hat, Inc. ●	3,690
74	Rovi Corp. ●	2,137
103	S1 Corp. ●	615
27	Solarwinds, Inc. ●	520
40	Solera Holdings, Inc.	1,310
88	SonicWALL, Inc. ●	670
18	Syntel, Inc.	594
38	Taleo Corp. Class A ●	781
73	TeleCommunication Systems, Inc. Class A ● .	640
48	TeleTech Holdings, Inc. ●	905
94	Tibco Software, Inc. ●	838
328	TiVo, Inc. ●	2,961
44	Total System Services, Inc.	636
43	Tyler Corp. ●	812
19	Unisys Corp. ●	537
107	Valueclick, Inc. ●	987
42	VeriFone Holdings, Inc. ●	753
109	Vistaprint N.V. ●	6,084
155	Vocus, Inc. ●	2,500
62	Websense, Inc. ●	1,149
47	Wright Express Corp. ●	1,371
		81,422
	Technology Hardware & Equipment - 7.5%
310	3Com Corp. ●	2,308
59	Acme Packet, Inc. ●	609
28	ADTRAN, Inc.	595
13	Anixter International, Inc. ●	525
122	Arris Group, Inc. ●	1,225
54	Aruba Networks, Inc. ●	558
37	AVX Corp.	436
29	Benchmark Electronics, Inc. ●	534
30	Blue Coat Systems, Inc. ●	731
339	Celestica, Inc. ●	3,337
29	Cognex Corp.	479
23	Comtech Telecommunications Corp. ●	806
45	Daktronics, Inc.	355
48	Emulex Corp. ●	538
21	FLIR Systems, Inc. ●	632
114	Harmonic, Inc. ●	691
43	Intermec, Inc. ●	576
442	Jabil Circuit, Inc.	6,406
22	National Instruments Corp.	661
41	Netgear, Inc. ●	851
102	Novatel Wireless, Inc. ●	762
43	Oplink Communications, Inc. ●	635
22	Osi Systems, Inc. ●	586
59	Plexus Corp. ●	2,009
241	QLogic Corp. ●	4,146
183	Quantum Corp. ●	468
186	Riverbed Technology, Inc. ●	4,178
258	Sanmina-Sci Corp. ●	3,410
514	Seagate Technology	8,597
32	STEC, Inc. ●	449
15	Stratasys, Inc. ●	345
27	Synaptics, Inc. ●	684
86	Trimble Navigation Ltd. ●	1,966
72	Vishay Intertechnology, Inc. ●	540
		51,628
	Telecommunication Services - 2.0%
74	Alaska Communication Systems Holdings,
	Inc.	604
277	Cincinnati Bell, Inc. ●	805
49	Consolidated Communications Holdings, Inc.	848
183	Frontier Communications Corp.	1,390
37	Iowa Telecommunications Services, Inc.	601
43	Neutral Tandem, Inc. ●	661
45	NTELOS Holdings Corp.	737
180	PAETEC Holding Corp. ●	571
24	Premiere Global Services, Inc. ●	197
179	SBA Communications Corp. ●	5,924
41	Syniverse Holdings, Inc. ●	694
49	TW Telecom, Inc. ●	761
50	USA Mobility, Inc.	523
		14,316
	Transportation - 3.7%
96	Avis Budget Group, Inc. ●	1,037
262	Continental Airlines, Inc. ●	4,821
59	Copa Holdings S.A. Class A	3,045
142	Hawaiian Holdings, Inc. ●	841
20	Hub Group, Inc. ●	480
160	J.B. Hunt Transport Services, Inc.	4,909
276	Localiza Rent a Car S.A.	2,886
185	Tam S.A.	3,374
45	UAL Corp. ●	550
603	US Airways Group, Inc. ●	3,201
		25,144

4

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 96.8% - (continued)
Utilities - 0.1%
46 CenterPoint Energy, Inc.	$647

Total common stocks
(cost $604,775)	$669,336

Total long-term investments
(cost $604,775)	$669,336

SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.5%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $460,
	collateralized by FNMA 5.00%, 2033, value
	of $469)
$460	0.12%, 1/29/2010	$460
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $3,084, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 - 2039,
	value of $3,186)
3,084	0.09%, 1/29/2010	3,084
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,633,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $1,666)
1,633	0.12%, 1/29/2010	1,633
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $4,832,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $4,928)
4,832	0.12%, 1/29/2010	4,832
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $2,441,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $2,493)
2,441	0.12%, 1/29/2010	2,441
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,307,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $1,333)
1,307	0.10%, 1/29/2010	1,307
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $13, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $13)
13	0.09%, 1/29/2010	13
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$1,005, collateralized by U.S. Treasury
	Note 1.50%, 2013, value of $1,028)
1,005	0.08%, 1/29/2010		1,005
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $2,664, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of
	$2,717)
2,664	0.11%, 1/29/2010		2,664
			17,439
	U.S. Treasury Bills - 0.1%
543	0.05%, 4/15/2010□○		543

	Total short-term investments
	(cost $17,982)		$17,982

	Total investments
	(cost $622,757) ▲	99.4%	$687,318
	Other assets and liabilities	0.6%	3,913
	Total net assets	100.0%	$691,231

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.1% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $636,955 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86,381
Unrealized Depreciation	(36,018)
Net Unrealized Appreciation	$50,363

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

5

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	86	Long	Mar 2010	$ (241)

*	The number of contracts does not omit 000's.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

Description	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar (Sell)	$44	$44	02/01/10	$–
Australian Dollar (Sell)	38	39	02/02/10	1
Australian Dollar (Sell)	86	87	02/03/10	1
Hong Kong Dollar (Sell)	25	25	02/01/10	–
Hong Kong Dollar (Sell)	28	28	02/02/10	–
				$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$669,336	$665,952	$3,384	$–
Short-Term Investments	17,982	–	17,982	–
Total	$687,318	$665,952	$21,366	$–
Other Financial Instruments *	$2	$–	$2	$–
Liabilities:
Other Financial Instruments *	$241	$241	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

6

The Hartford MidCap Growth Fund (renamed The Hartford Small/Mid Cap Equity Fund effective February 1, 2010)
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.7%
8	Gentex Corp.	$144
6	Wabco Holdings, Inc.	152
		296
	Banks - 0.2%
2	Commerce Bankshares, Inc.	91

	Basic Materials - 0.4%
9	RPM International, Inc.	176

	Capital Goods - 12.5%
3	Alliant Techsystems, Inc. ●	255
5	Armstrong World Industries, Inc. ●	197
5	Carlisle Cos., Inc.	181
5	Cummins, Inc.	246
8	Donaldson Co., Inc.	287
3	Flowserve Corp.	227
3	Fluor Corp.	113
10	Graco, Inc.	263
3	Harsco Corp.	97
4	Hubbell, Inc. Class B	155
3	ITT Corp.	138
5	Joy Global, Inc.	224
29	Masco Corp.	392
9	Owens Corning, Inc. ●	231
2	Precision Castparts Corp.	217
14	Shaw Group, Inc. ●	449
7	Thomas & Betts Corp. ●	240
12	Toro Co.	454
10	URS Corp. ●	440
2	Valmont Industries, Inc.	135
3	W.W. Grainger, Inc.	294
		5,235
	Commercial & Professional Services - 2.6%
3	Avery Dennison Corp.	81
8	Corrections Corp. of America ●	155
1	Dun & Bradstreet Corp.	92
5	Iron Mountain, Inc. ●	124
25	R.R. Donnelley & Sons Co.	488
3	Stericycle, Inc. ●	148
		1,088
	Consumer Durables & Apparel - 2.2%
11	Coach, Inc.	378
7	Garmin Ltd.	239
5	Hanesbrands, Inc. ●	122
9	Mattel, Inc.	176
		915
	Consumer Services - 2.5%
3	Apollo Group, Inc. Class A ●	166
4	DeVry, Inc.	232
11	H & R Block, Inc.	228
7	Hillenbrand, Inc.	121
6	International Game Technology	117
1	Strayer Education, Inc.	181
		1,045
	Diversified Financials - 4.2%
3	Affiliated Managers Group, Inc. ●	164
6	Invesco Ltd.	118
13	Janus Capital Group, Inc.	157
6	Jefferies Group, Inc.	140
6	MSCI, Inc. ●	163
14	SEI Investments Co.	240
6	T. Rowe Price Group, Inc.	305
14	TD Ameritrade Holding Corp. ●	249
7	Waddell and Reed Financial, Inc. Class A	224
		1,760
	Energy - 3.5%
5	Alpha Natural Resources, Inc. ●	193
5	Cameron International Corp. ●	196
3	Ensco International plc	133
9	Exterran Holdings, Inc. ●	181
3	Helmerich & Payne, Inc.	128
4	Massey Energy Co.	150
4	Oceaneering International, Inc. ●	219
9	Patterson-UTI Energy, Inc.	130
14	Tesoro Corp.	175
		1,505
	Food, Beverage & Tobacco - 4.6%
11	Coca-Cola Enterprises, Inc.	216
21	Dean Foods Co. ●	364
5	Flowers Foods, Inc.	112
7	H.J. Heinz Co.	316
10	Hershey Co.	357
2	Lorillard, Inc.	129
6	McCormick & Co., Inc.	207
19	Sara Lee Corp.	227
		1,928
	Health Care Equipment & Services - 10.4%
3	Bard (C.R.), Inc.	220
4	Community Health Systems, Inc. ●	117
20	Coventry Health Care, Inc. ●	467
6	Dentsply International, Inc.	191
23	Health Management Associates, Inc. Class A ●	153
5	Henry Schein, Inc. ●	249
4	Hill-Rom Holdings, Inc.	100
6	Hospira, Inc. ●	319
12	Humana, Inc. ●	576
8	Kinetic Concepts, Inc. ●	347
6	Laboratory Corp. of America Holdings ●	422
7	Lincare Holdings, Inc. ●	254
3	MEDNAX, Inc. ●	162
19	Omnicare, Inc.	472
2	Quest Diagnostics, Inc.	119
40	Tenet Healthcare Corp. ●	223
		4,391
	Household & Personal Products - 2.0%
8	Avon Products, Inc.	241
4	Church & Dwight Co., Inc.	211
8	Herbalife Ltd.	292
2	Mead Johnson Nutrition Co.	106
		850
	Insurance - 1.0%
7	Arthur J. Gallagher & Co.	160
5	Marsh & McLennan Cos., Inc.	112
7	Principal Financial Group, Inc.	152
		424
	Materials - 6.0%
4	Albemarle Corp.	154
19	Ashland, Inc.	750

1

The Hartford MidCap Growth Fund (renamed The Hartford Small/Mid Cap Equity Fund effective February 1, 2010)
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Materials - 6.0% - (continued)
5	Celanese Corp.		$134
6	Crown Holdings, Inc. ●		133
5	Lubrizol Corp.		394
5	Nalco Holding Co.		120
8	Owens-Illinois, Inc. ●		207
8	Packaging Corp. of America		185
7	Pactiv Corp. ●		149
4	Terra Industries, Inc.		123
3	Walter Energy, Inc.		172
			2,521
	Media - 2.5%
12	CTC Media, Inc. ●		158
10	Discovery Communications, Inc. ●		255
6	Interactive Data Corp.		160
7	McGraw-Hill Cos., Inc.		260
5	Scripps Networks Interactive Class A		216
			1,049
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
2	Alexion Pharmaceuticals, Inc. ●		93
15	Amylin Pharmaceuticals, Inc. ●		264
2	Cephalon, Inc. ●		115
2	Mettler-Toledo International, Inc. ●		216
3	Millipore Corp. ●		235
9	Mylan, Inc. ●		169
11	OSI Pharmaceuticals, Inc. ●		371
14	Pharmaceutical Product Development, Inc.	.	315
2	United Therapeutics Corp. ●		146
4	Valeant Pharmaceuticals International ●		144
3	Waters Corp. ●		193
			2,261
	Real Estate - 0.3%
3	Nationwide Health Properties, Inc.		112

	Retailing - 7.8%
14	Aeropostale, Inc. ●		457
6	Barnes & Noble, Inc.		107
6	Bed Bath & Beyond, Inc. ●		234
10	CarMax, Inc. ●		198
7	Chico's FAS, Inc. ●		93
9	Expedia, Inc. ●		190
11	Limited Brands, Inc.		215
7	LKQ Corp. ●		129
5	Nordstrom, Inc.		173
20	Office Depot, Inc. ●		116
4	O'Reilly Automotive, Inc. ●		136
6	PetSmart, Inc.		149
1	Priceline.com, Inc. ●		215
8	Ross Stores, Inc.		354
3	Sherwin-Williams Co.		203
6	TJX Cos., Inc.		219
5	Williams-Sonoma, Inc.		102
			3,290
	Semiconductors & Semiconductor Equipment - 3.6%
9	Linear Technology Corp.		236
10	Marvell Technology Group Ltd. ●		173
4	Microchip Technology, Inc.		101
12	National Semiconductor Corp.		164
27	NVIDIA Corp. ●		411
21	Teradyne, Inc. ●		196
9	Xilinx, Inc.		220
			1,501
	Software & Services - 14.4%
6	Amdocs Ltd. ●		157
6	Ansys, Inc. ●		264
9	Autodesk, Inc. ●		221
6	BMC Software, Inc. ●		230
17	CA, Inc.		372
32	Cadence Design Systems, Inc. ●		187
4	Citrix Systems, Inc. ●		156
3	Factset Research Systems, Inc.		168
5	Fidelity National Information Services, Inc.	.	127
2	Fiserv, Inc. ●		92
9	Global Payments, Inc.		387
10	Lender Processing Services		372
5	McAfee, Inc. ●		173
7	Micros Systems ●		189
10	Neustar, Inc. ●		213
87	Novell, Inc. ●		390
12	Nuance Communications, Inc. ●		173
10	Paychex, Inc.		301
16	Red Hat, Inc. ●		446
10	SAIC, Inc. ●		183
3	Salesforce.com, Inc. ●		160
2	Sohu.com, Inc. ●		114
2	Sybase, Inc. ●		100
15	Synopsys, Inc. ●		323
13	Total System Services, Inc.		185
17	VeriSign, Inc. ●		388
			6,071
	Technology Hardware & Equipment - 5.6%
3	Amphenol Corp. Class A		135
17	AVX Corp.		206
17	Diebold, Inc.		452
2	Dolby Laboratories, Inc. Class A ●		123
6	FLIR Systems, Inc. ●		181
29	NCR Corp. ●		345
9	NetApp, Inc. ●		255
8	Teradata Corp. ●		226
7	Trimble Navigation Ltd. ●		167
4	Western Digital Corp. ●		167
5	Zebra Technologies Corp. Class A ●		117
			2,374
	Telecommunication Services - 0.6%
4	NII Holdings, Inc. Class B ●		115
13	Windstream Corp.		135
			250
	Transportation - 0.9%
4	C.H. Robinson Worldwide, Inc.		247
4	Expeditors International of Washington, Inc.	.	128
			375
	Utilities - 3.6%
12	AES Corp. ●		148
11	CenterPoint Energy, Inc.		148
14	Constellation Energy Group, Inc.		449
14	Integrys Energy Group, Inc.		590

2

The Hartford MidCap Growth Fund (renamed The Hartford Small/Mid Cap Equity Fund effective February 1, 2010)
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.5% - (continued)
	Utilities - 3.6% - (continued)
3	ITC Holdings Corp.		$159
			1,494
	Total common stocks
	(cost $37,665)		$41,002

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
1	iShares Russell Midcap Growth		$55

	Total exchange traded funds
	(cost $55)		$55

	Total long-term investments
	(cost $37,720)		$41,057

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 1.9%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $462, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 - 2039,
	value of $477)
$462	0.09%, 1/29/2010		$462
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $196,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $200)
196	0.10%, 1/29/2010		196
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$150, collateralized by U.S. Treasury Note
	1.50%, 2013, value of $154)
150	0.08%, 1/29/2010		150
			808
	U.S. Treasury Bills - 0.4%
155	0.05%, 4/15/2010□○		155

	Total short-term investments
	(cost $963)		$963

	Total investments
	(cost $38,683) ▲	99.9%	$42,020
	Other assets and liabilities	0.1%	45
	Total net assets	100.0%	$42,065
Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.6% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $39,880 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,116
Unrealized Depreciation	(1,976)
Net Unrealized Appreciation	$2,140

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/ (Depreciation)
S&P Mid 400 Mini	14	Long	Mar 2010	$(62)
* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Growth Fund (renamed The Hartford Small/Mid Cap Equity Fund effective February 1, 2010)
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks ‡	$41,002	$41,002	$–	$–
Exchange Traded Funds	55	55	–	–
Short-Term Investments	963	–	963	–
Total	$42,020	$41,057	$963	$–
Liabilities:
Other Financial Instruments *	$62	$62	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4

 The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
8.4%
	Finance and Insurance - 8.4%
	Ally Automotive Receivables Trust
$200	3.00%, 10/15/2015 ■	$205
	Bank of America Automotive Trust
700	3.03%, 10/15/2016 ■	721
	Bank of America Credit Card Trust
500	5.17%, 06/15/2019	537
	Bayview Commercial Asset Trust
1,174	7.50%, 09/25/2037 ⌂►	105
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047	50
	Bear Stearns Commercial Mortgage
	Securities, Inc.
475	4.68%, 08/13/2039	490
940	5.12%, 02/11/2041 Δ	957
500	5.33%, 02/11/2044	446
4,600	5.72%, 09/11/2038 - 06/11/2040 Δ	4,711
780	5.81%, 06/12/2043	783
	CBA Commercial Small Balance Commercial
	Mortgage
4,293	7.25%, 07/25/2039 ⌂►	159
	Citigroup Commercial Mortgage Trust
780	5.48%, 10/15/2049	457
460	5.70%, 12/10/2049 Δ	381
	Citigroup Commercial Mortgage Trust Class
	A4
1,000	6.10%, 12/10/2049 Δ	945
	Citigroup Commercial Mortgage Trust Class
	AJ
100	6.10%, 12/10/2049 Δ	51
	Citigroup Commercial Mortgage Trust Class
	AM
305	6.10%, 12/10/2049 Δ	237
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
1,140	5.32%, 12/11/2049	1,026
600	5.36%, 01/15/2046 Δ	602
	Commercial Mortgage Pass-Through
	Certificates
290	4.72%, 03/10/2039	294
730	5.31%, 07/10/2037 Δ	745
300	5.77%, 06/10/2046 Δ	306
	Credit-Based Asset Servicing and
	Securitization
81	0.50%, 05/25/2036 ■Δ	49
	CS First Boston Mortgage Securities Corp.
270	5.23%, 12/15/2040	274
	GMAC Mortgage Corp. Loan Trust
526	6.05%, 12/25/2037 Δ	278
	Greenwich Capital Commercial Funding
	Corp.
299	1.43%, 11/05/2021 ⌂Δ ●	–
323	1.63%, 11/05/2021 ⌂Δ ●	–
1,080	4.80%, 08/10/2042	1,083
910	5.44%, 03/10/2039 Δ	843
1,080	5.88%, 07/10/2038 Δ	1,052
	Honda Automotive Receivables Owner Trust
253	5.28%, 01/23/2012	256
	IMPAC Commercial Mortgage Backed Trust
274	1.73%, 02/25/2036 Δ	114
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
354	4.72%, 01/15/2038	360
690	5.04%, 03/15/2046 Δ	700
510	5.34%, 05/15/2047	461
280	5.40%, 05/15/2045	268
520	5.43%, 12/12/2043	498
353	5.75%, 02/12/2049 Δ	273
296	5.86%, 06/12/2043 Δ	254
	LB-UBS Commercial Mortgage Trust
223	4.48%, 10/15/2029	223
300	5.88%, 06/15/2038 Δ	299
	Lehman Brothers Small Balance Commercial
488	5.91%, 06/25/2037 ■	389
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014	321
	Merrill Lynch Mortgage Trust
153	5.83%, 06/12/2050 Δ	137
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
845	5.38%, 08/12/2048	685
	Morgan Stanley Capital I
960	4.70%, 07/15/2056	967
270	5.33%, 12/15/2043	264
	Morgan Stanley Capital, Inc.
380	5.65%, 06/11/2042 Δ	383
	Renaissance Home Equity Loan Trust
664	5.58%, 11/25/2036 Δ	596
	Residential Funding Mortgage Securities, Inc.
1,642	6.00%, 07/25/2037 ⌂	1,321
	Sovereign Commercial Mortgage Securities
1,000	5.79%, 07/22/2030 ■Δ	1,005
	Wachovia Bank Commercial Mortgage Trust
290	5.24%, 07/15/2041 Δ	296
585	5.31%, 11/15/2048	571
1,405	5.34%, 12/15/2043 - 11/15/2048	1,149
60	5.37%, 11/15/2048	31
	Wells Fargo Alternative Loan Trust
559	6.25%, 11/25/2037 ⌂	413
		30,021
	Total asset & commercial mortgage backed
	securities
	(cost $28,712)	$30,021

CORPORATE BONDS: INVESTMENT GRADE - 31.9%
	Administrative Waste Management and Remediation -
	0.1%
	Allied Waste North America, Inc.
$500	7.13%, 05/15/2016	$539

	Arts, Entertainment and Recreation - 0.8%
	DirecTV Holdings LLC
1,340	7.63%, 05/15/2016	1,467

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 31.9% - (continued)
	Arts, Entertainment and Recreation - 0.8% - (continued)
	Grupo Televisa S.A.
$918	6.63%, 01/15/2040 ■	$931
	News America Holdings, Inc.
430	6.90%, 08/15/2039 ■	476
		2,874
	Beverage and Tobacco Product Manufacturing - 0.8%
	Altria Group, Inc.
931	10.20%, 02/06/2039	1,253
	Anheuser-Busch Cos., Inc.
570	8.20%, 01/15/2039 ■	735
	Anheuser-Busch InBev N.V.
605	7.75%, 01/15/2019 ■	718
		2,706
	Chemical Manufacturing - 1.4%
	Dow Chemical Co.
1,790	8.55%, 05/15/2019	2,141
	Incitec Pivot Finance LLC
1,785	6.00%, 12/10/2019 ■	1,790
	Yara International ASA
970	7.88%, 06/11/2019 ■	1,158
		5,089
	Construction - 0.4%
	CRH America, Inc.
1,340	8.13%, 07/15/2018	1,584

	Electrical Equipment, Appliance Manufacturing - 0.5%
	Controladora Mabe S.A. de C.V.
1,700	7.88%, 10/28/2019 ■	1,704

	Finance and Insurance - 11.1%
	Banco Do Brasil
100	6.00%, 01/22/2020 ■	99
	Bank of America Corp.
455	6.50%, 08/01/2016	493
450	7.38%, 05/15/2014	510
	Capital One Bank
1,285	8.80%, 07/15/2019	1,558
	CDP Financial, Inc.
1,730	4.40%, 11/25/2019 ■	1,692
	Citigroup, Inc.
810	6.01%, 01/15/2015	843
615	6.38%, 08/12/2014	653
650	8.13%, 07/15/2039	737
711	8.50%, 05/22/2019	829
	Comerica Bank
1,400	5.75%, 11/21/2016	1,420
	Corpoacion Andina De Fomento
265	8.13%, 06/04/2019	315
	Credit Agricole S.A.
1,310	6.64%, 05/31/2017 ■♠Δ	1,128
	Digital Realty Trust, Inc.
493	5.88%, 02/01/2020 ■	485
	Goldman Sachs Capital Trust II
1,804	5.79%, 06/01/2012 ♠Δ	1,412
	Guardian Life Insurance Co.
1,446	7.38%, 09/30/2039 ■	1,548
	Harley-Davidson Funding Corp.
621	5.75%, 12/15/2014 ■	653
	HCC Insurance Holdings, Inc.
977	6.30%, 11/15/2019	1,017
	Jefferies Group, Inc.
1,171	8.50%, 07/15/2019	1,322
	JP Morgan Chase Capital II
230	0.78%, 02/01/2027 Δ	163
	JP Morgan Chase Capital XXV
950	6.80%, 10/01/2037	957
	Key Bank NA
2,210	5.80%, 07/01/2014	2,241
965	6.95%, 02/01/2028	879
	Liberty Mutual Group, Inc.
2,240	10.75%, 06/15/2058 ■	2,464
	Manufacturers & Traders Trust Co.
1,151	5.59%, 12/28/2020	1,017
	Massachusetts Mutual Life Insurance Co.
415	8.88%, 06/01/2039 ■	537
	MBNA America Bank N.A.
495	7.13%, 11/15/2012	545
	Merrill Lynch & Co., Inc.
1,215	6.05%, 05/16/2016	1,240
	Morgan Stanley
1,450	7.30%, 05/13/2019	1,638
	National City Bank of Ohio
600	4.50%, 03/15/2010	602
	New York Life Insurance Co.
1,417	6.75%, 11/15/2039 ■	1,526
	PNC Preferred Funding Trust II
1,400	6.11%, 03/15/2012 ■♠Δ	1,049
	Prudential Financial, Inc.
282	7.38%, 06/15/2019	325
	Rabobank Netherlands
834	11.00%, 06/30/2019 ■♠	1,065
	State Street Capital Trust III
980	8.25%, 03/15/2042 Δ	1,003
	Teachers Insurance & Annuity Association
626	6.85%, 12/16/2039 ■	675
	Temasek Financial I Ltd.
478	5.38%, 11/23/2039 ■	478
	Transcapitalinvest Ltd.
1,720	5.67%, 03/05/2014 §	1,737
	UBS Preferred Funding Trust I
1,240	8.62%, 10/01/2010 ♠	1,198
	USB Capital IX
1,675	6.19%, 04/15/2011 ♠Δ	1,390
		39,443
	Foreign Governments - 3.6%
	Banco Nacional De Desenvolvimento
700	5.50%, 07/12/2020 ■	685
	Brazil (Republic of)
956	8.00%, 01/15/2018	1,091
	Colombia (Republic of)
725	7.38%, 03/18/2019	810
	El Salvador (Republic of)
991	7.65%, 06/15/2035 §	1,006
	Hungary (Republic of)
680	4.75%, 02/03/2015	687
355	6.25%, 01/29/2020	356

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 31.9% - (continued)
	Foreign Governments - 3.6% - (continued)
	Lithuania (Republic of)
$1,650	6.75%, 01/15/2015 ■	$1,721
	Peru (Republic of)
1,920	6.55%, 03/14/2037	1,930
	Qatar (State of)
765	6.40%, 01/20/2040 ■	759
	South Africa (Republic of)
1,630	5.88%, 05/30/2022	1,644
200	6.88%, 05/27/2019	222
	United Mexican States
1,846	5.95%, 03/19/2019	1,950
		12,861
	Health Care and Social Assistance - 0.8%
	CVS Corp.
1,329	8.35%, 07/10/2031 ■	1,518
	Pfizer, Inc.
590	6.20%, 03/15/2019	661
460	7.20%, 03/15/2039	557
		2,736
	Information - 2.5%
	Cellco Partnership - Verizon Wireless Capital
1,312	8.50%, 11/15/2018	1,656
	Cingular Wireless Services, Inc.
590	8.75%, 03/01/2031 ‡	765
	Hanaro Telecom, Inc.
460	7.00%, 02/01/2012 ■	485
	Qwest Corp.
1,440	7.25%, 10/15/2035	1,318
	Rogers Cable, Inc.
390	8.75%, 05/01/2032	489
	Rogers Communications, Inc.
1,273	7.50%, 03/15/2015	1,503
	Telecom Italia Capital
346	7.18%, 06/18/2019	388
959	7.72%, 06/04/2038 ‡	1,095
	Time Warner Cable, Inc.
900	8.25%, 04/01/2019	1,084
		8,783
	Mining - 1.1%
	Anglo American Capital plc
967	9.38%, 04/08/2014 - 04/08/2019 ■	1,180
	Barrick Gold Corp.
570	6.95%, 04/01/2019	654
	Consol Energy, Inc.
430	7.88%, 03/01/2012	460
	Rio Tinto Finance USA Ltd.
1,150	5.88%, 07/15/2013	1,254
320	9.00%, 05/01/2019	409
		3,957
	Miscellaneous Manufacturing - 1.0%
	Meccanica Holdings USA, Inc.
1,626	6.25%, 07/15/2019 - 01/15/2040 ■	1,742
	Tyco International Ltd.
1,432	8.50%, 01/15/2019	1,796
		3,538
	Petroleum and Coal Products Manufacturing - 4.7%
	Anadarko Petroleum Corp.
820	6.45%, 09/15/2036	843
	Cenovus Energy, Inc.
1,005	6.75%, 11/15/2039 ■	1,117
	Consumers Energy Co.
820	6.70%, 09/15/2019	939
	Gazprom International S.A.
627	7.20%, 02/01/2020 §	644
	Kazmunaigaz Finance Sub B.V.
1,650	11.75%, 01/23/2015 ■	2,034
	Motiva Enterprises LLC
565	5.75%, 01/15/2020 ■	594
545	6.85%, 01/15/2040 ■	588
	Nabors Industries, Inc.
634	9.25%, 01/15/2019	800
	Petrobras International Finance Co.
1,385	6.88%, 01/20/2040	1,393
	Petroleos Mexicanos
1,720	6.00%, 03/05/2020 ■☼	1,699
	Rowan Companies, Inc.
813	7.88%, 08/01/2019	950
	Sempra Energy
700	6.50%, 06/01/2016	782
523	9.80%, 02/15/2019	681
	TNK-BP Finance S.A.
1,700	7.50%, 07/18/2016 ■	1,751
	Valero Energy Corp.
1,320	6.63%, 06/15/2037	1,243
441	9.38%, 03/15/2019	537
		16,595
	Pipeline Transportation - 0.3%
	TransCanada Pipelines Ltd.
814	7.25%, 08/15/2038	960

	Primary Metal Manufacturing - 1.0%
	Alcan, Inc.
255	6.13%, 12/15/2033	259
	ArcelorMittal
1,675	7.00%, 10/15/2039	1,718
1,280	9.00%, 02/15/2015	1,549
		3,526
	Public Administration - 0.5%
	Waste Management, Inc.
1,460	7.38%, 03/11/2019	1,709

	Real Estate and Rental and Leasing - 0.6%
	COX Communications, Inc.
325	8.38%, 03/01/2039 ■	411
	ERAC USA Finance Co.
1,176	5.60%, 05/01/2015 ■	1,237
670	6.70%, 06/01/2034 ■	636
		2,284
	Retail Trade - 0.2%
	Ahold Lease USA, Inc.
773	8.62%, 01/02/2025	869

	Utilities - 0.5%
	Colbun S.A.
200	6.00%, 01/21/2020 ■	200

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 31.9% - (continued)
	Utilities - 0.5% - (continued)
	Duke Energy Corp.
$222	7.00%, 11/15/2018	$264
	Electricite de France
605	6.95%, 01/26/2039 ■	705
	Pacific Gas & Electric Energy Recovery
	Funding LLC
629	8.25%, 10/15/2018	782
		1,951
	Total corporate bonds: investment grade
	(cost $102,142)	$113,708

CORPORATE BONDS: NON-INVESTMENT GRADE - 38.8%
	Accommodation and Food Services - 1.4%
	Ameristar Casinos, Inc.
$220	9.25%, 06/01/2014 ■	$227
	Harrah's Operating Co., Inc.
1,235	11.25%, 06/01/2017	1,312
	MGM Mirage, Inc.
135	10.38%, 05/15/2014 ■	148
2,410	11.13%, 11/15/2017 ■	2,711
775	11.38%, 03/01/2018 ■	733
		5,131
	Administrative Waste Management and Remediation - 0.5%
	Iron Mountain, Inc.
685	8.00%, 06/15/2020	695
	West Corp.
1,130	9.50%, 10/15/2014	1,136
		1,831
	Agriculture, Forestry, Fishing and Hunting - 0.9%
	SPX Corp.
1,150	7.63%, 12/15/2014	1,193
	Tyson Foods, Inc.
1,660	10.50%, 03/01/2014	1,917
		3,110
	Air Transportation - 0.1%
	Bristow Group, Inc.
70	7.50%, 09/15/2017	71
	Continental Airlines, Inc.
372	7.03%, 06/15/2011	351
		422
	Arts, Entertainment and Recreation - 3.7%
	AMC Entertainment, Inc.
725	11.00%, 02/01/2016	779
	Cenveo, Inc.
300	10.50%, 08/15/2016 ■	315
	Echostar DBS Corp.
2,260	7.75%, 05/31/2015	2,328
	FireKeepers Development Authority
1,000	13.88%, 05/01/2015 ■	1,145
	First Data Corp.
2,480	9.88%, 09/24/2015	2,213
	Marquee Holdings, Inc.
575	9.51%, 08/15/2014	485
	Pinnacle Entertainment, Inc.
205	8.63%, 08/01/2017 ■	206
	Sirius Satellite Radio, Inc.
2,000	7.00%, 12/01/2014 ۞■	1,865
	TL Acquisitions, Inc.
2,495	10.50%, 01/15/2015 ■	2,414
	Virgin Media Finance plc
920	9.50%, 08/15/2016	975
	Virgin Media, Inc.
390	6.50%, 11/15/2016 ۞■	423
		13,148
	Beverage and Tobacco Product Manufacturing - 0.3%
	Constellation Brands, Inc.
995	8.38%, 12/15/2014	1,065

	Chemical Manufacturing - 0.3%
	Ashland, Inc.
690	9.13%, 06/01/2017 ■	752
	Hexion Specialty Chemicals
420	8.88%, 02/01/2018 ■	405
		1,157
	Computer and Electronic Product Manufacturing - 0.4%
	Seagate Technology International
605	10.00%, 05/01/2014 ■	693
	Sorenson Communications
735	10.50%, 02/01/2015 ■	694
		1,387
	Construction - 0.8%
	Desarrolladora Homes S.A.
521	7.50%, 09/28/2015	510
1,215	9.50%, 12/11/2019 ■	1,245
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	461
	Odebrecht Finance Ltd.
504	7.00%, 04/21/2020 ■	508
		2,724
	Finance and Insurance - 1.5%
	Capital One Capital VI
410	8.88%, 05/15/2040	427
	Ford Motor Credit Co.
1,535	7.50%, 08/01/2012	1,555
540	12.00%, 05/15/2015	620
	GMAC LLC
925	7.00%, 02/01/2012	918
	GMAC, Inc.
360	6.88%, 09/15/2011	360
	LPL Holdings, Inc.
1,255	10.75%, 12/15/2015 ■	1,299
		5,179
	Food Manufacturing - 0.3%
	BFF International Ltd.
100	7.25%, 01/28/2020 ■	99
	Smithfield Foods, Inc.
940	10.00%, 07/15/2014 ■	1,024
		1,123

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 38.8% -
(continued)
	Food Services - 0.3%
	Aramark Corp.
$940	5.00%, 06/01/2012	$891

	Foreign Governments - 3.0%
	Argentina (Republic of)
2,370	7.00%, 10/03/2015	1,789
	Indonesia (Republic of)
380	6.88%, 01/17/2018 §	412
1,400	7.25%, 04/20/2015 §	1,573
	Panama (Republic of)
1,890	7.13%, 01/29/2026	2,103
	Philippines (Republic of)
285	6.38%, 10/23/2034	269
1,400	6.50%, 01/20/2020	1,480
	Turkey (Republic of)
1,656	7.25%, 03/15/2015	1,850
	Venezuela (Republic of)
1,644	5.75%, 02/26/2016 §	1,159
		10,635
	Health Care and Social Assistance - 3.1%
	Biomet, Inc.
1,740	10.38%, 10/15/2017	1,897
	DaVita, Inc.
1,175	6.63%, 03/15/2013	1,178
	HCA, Inc.
640	7.88%, 02/01/2011	658
305	8.50%, 04/15/2019 ■	322
1,610	9.25%, 11/15/2016	1,699
	IASIS Healthcare Capital Corp.
900	8.75%, 06/15/2014	913
	Invacare Corp.
65	9.75%, 02/15/2015	70
	Inverness Medical Innovation, Inc.
680	9.00%, 05/15/2016	695
	Multiplan Corp.
375	10.38%, 04/15/2016 ■	386
	Psychiatric Solutions, Inc.
1,550	7.75%, 07/15/2015	1,484
	Reable Therapeutics Finance LLC
850	11.75%, 11/15/2014	886
	Rite Aid Corp.
390	9.50%, 06/15/2017	315
	Skilled Healthcare Group, Inc.
600	11.00%, 01/15/2014	630
		11,133
	Information - 6.1%
	Charter Communications Operating LLC
925	10.88%, 09/15/2014 ■Ψ	1,036
	Clearwire Corp.
1,500	12.00%, 12/01/2015 ■	1,508
	CSC Holdings, Inc.
820	8.50%, 04/15/2014 ■	869
	Frontier Communications Corp.
2,360	8.25%, 05/01/2014	2,472
	GXS Worldwide, Inc.
285	9.75%, 06/15/2015 ■	276
	Intelsat Corp.
1,020	9.25%, 06/15/2016	1,061
	Intelsat Intermediate Holdings Ltd.
740	9.50%, 02/01/2015	763
	Intelsat Jackson Holdings Ltd.
370	11.50%, 06/15/2016	394
	Level 3 Financing, Inc.
1,335	10.00%, 02/01/2018 ■	1,248
	MetroPCS Wireless, Inc.
1,940	9.25%, 11/01/2014	1,952
	Qwest Communications International, Inc.
1,500	7.50%, 02/15/2014	1,509
	Sprint Capital Corp.
1,400	7.63%, 01/30/2011	1,420
2,190	8.75%, 03/15/2032	1,971
	Videotron Ltee
570	9.13%, 04/15/2018 ■	613
1,070	9.13%, 04/15/2018	1,155
	Wind Acquisition Finance S.A.
1,910	11.75%, 07/15/2017 ■	2,077
	Windstream Corp.
1,520	8.63%, 08/01/2016	1,560
		21,884
	Machinery Manufacturing - 0.2%
	Bausch & Lomb, Inc.
460	9.88%, 11/01/2015	483
	Goodman Global, Inc.
175	13.50%, 02/15/2016	192
		675
	Mining - 1.8%
	Peabody Energy Corp.
450	6.88%, 03/15/2013	456
1,000	7.38%, 11/01/2016	1,063
	Teck Resources Ltd.
2,790	10.75%, 05/15/2019	3,285
	Vedanta Resources plc
1,650	9.50%, 07/18/2018 ■	1,757
		6,561
	Miscellaneous Manufacturing - 0.1%
	L-3 Communications Corp.
410	5.88%, 01/15/2015	415

	Motor Vehicle & Parts Manufacturing - 0.7%
	ESCO Corp.
1,600	8.63%, 12/15/2013 ■	1,606
	Ford Motor Co.
950	9.22%, 09/15/2021	933
		2,539
	Paper Manufacturing - 0.9%
	Appleton Papers, Inc.
404	11.25%, 12/15/2015 ■	327
	Georgia-Pacific LLC
2,150	8.25%, 05/01/2016 ■	2,301
420	9.50%, 12/01/2011	459
		3,087

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 38.8% -
(continued)
	Petroleum and Coal Products Manufacturing - 3.6%
	Chesapeake Energy Corp.
$220	7.00%, 08/15/2014	$222
775	7.63%, 07/15/2013	812
490	9.50%, 02/15/2015	534
	Drummond Co., Inc.
1,410	7.38%, 02/15/2016	1,385
	Ferrellgas Partners L.P.
400	6.75%, 05/01/2014	394
1,275	8.75%, 06/15/2012	1,278
	Headwaters, Inc.
470	11.38%, 11/01/2014 ■	493
	Inergy L.P.
1,000	8.25%, 03/01/2016	1,023
	Newfield Exploration Co.
1,250	7.13%, 05/15/2018	1,265
	Petrohawk Energy Corp.
1,500	9.13%, 07/15/2013	1,564
	Plains Exploration & Production Co.
450	7.63%, 06/01/2018	457
1,100	7.75%, 06/15/2015	1,122
300	10.00%, 03/01/2016	333
	Tesoro Corp.
1,000	9.75%, 06/01/2019	1,079
	Western Refining, Inc.
1,000	7.75%, 06/15/2014 ■Δ	910
		12,871
	Pipeline Transportation - 1.5%
	Copano Energy LLC
600	8.13%, 03/01/2016	605
	Dynegy Holdings, Inc.
1,600	7.75%, 06/01/2019	1,280
	El Paso Corp.
1,800	7.00%, 06/15/2017	1,840
500	7.75%, 01/15/2032	497
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	532
540	6.50%, 09/01/2012	561
		5,315
	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings
455	9.50%, 05/15/2015	421

	Professional, Scientific and Technical Services - 1.0%
	Affinion Group, Inc.
510	10.13%, 10/15/2013	518
2,045	11.50%, 10/15/2015	2,117
	SunGard Data Systems, Inc.
900	10.25%, 08/15/2015	934
		3,569
	Real Estate and Rental and Leasing - 0.2%
	Hertz Corp.
660	8.88%, 01/01/2014	665

	Retail Trade - 3.1%
	Dollar General Corp.
1,584	10.63%, 07/15/2015	1,737
	Federated Retail Holdings, Inc.
2,770	5.90%, 12/01/2016	2,645
	Parkson Retail Group Ltd.
1,720	7.88%, 11/14/2011	1,778
	Supervalu, Inc.
900	7.50%, 11/15/2014	902
1,960	8.00%, 05/01/2016	1,960
	United Components, Inc.
1,275	9.38%, 06/15/2013	1,262
	Yankee Acquisition Corp.
725	8.50%, 02/15/2015	725
		11,009
	Transit and Ground Passenger Transportation - 0.1%
	Grupo Senda Autotransporte
290	10.50%, 10/03/2015 ■	238

	Utilities - 2.6%
	AES Corp.
2,365	8.00%, 10/15/2017	2,383
	AES El Salvador Trust
700	6.75%, 02/01/2016 §	636
	Calpine Corp.
370	7.25%, 10/15/2017 ■	356
	Energy Future Holdings Corp.
2,490	10.88%, 11/01/2017	1,967
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017	651
	Mirant North America LLC
680	7.38%, 12/31/2013	677
	NRG Energy, Inc.
1,365	7.25%, 02/01/2014	1,370
795	8.50%, 06/15/2019	799
	Texas Competitive Electric Co.
315	10.25%, 11/01/2015	246
		9,085
	Wholesale Trade - 0.2%
	McJunkin Red Man Corp.
360	9.50%, 12/15/2016 ■	359
	SGS International, Inc.
450	12.00%, 12/15/2013	471
		830
	Total corporate bonds: non-investment grade
	(cost $129,046)	$138,100

MUNICIPAL BONDS - 0.3%
	Transportation - 0.3%
	Bay Area Toll Auth
$605	6.26%, 04/01/2049	$606
	North Texas Tollway Auth Rev
589	6.72%, 01/01/2049	627
		1,233
	Total municipal bonds
	(cost $1,211)	$1,233

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 12.8%
	Accommodation and Food Services - 0.6%
	Harrah's Operating Co., Inc.
$2,000	9.50%, 10/31/2016 ±	$2,028

	Administrative Waste Management and Remediation -
	0.3%
	Affinion Group, Inc.
1,048	8.27%, 05/17/2012 ±	987

	Agriculture, Construction, Mining and Machinery - 0.2%
	Goodyear Engineered Products, Delayed
	Draw Term Loan
50	2.74%, 07/31/2014 ±	41
	Goodyear Engineered Products, First Lien
843	2.74%, 07/31/2014 ±	701
		742
	Air Transportation - 0.4%
	Delta Air Lines, Inc.
1,496	8.75%, 09/30/2013 ±	1,508

	Arts, Entertainment and Recreation - 0.6%
	Dex Media West LLC, Inc.
986	7.00%, 10/24/2014±Ψ	965
	Pittsburgh Casino
998	9.25%, 01/24/2013 ±	928
	Universal City Development Partners Ltd.
313	6.50%, 11/15/2014 ±	315
		2,208
	Chemical Manufacturing - 1.5%
	Arizona Chemical Co.
250	5.74%, 02/27/2014 ±	230
	Ashland, Inc.
319	6.65%, 05/13/2014 ±	323
	Ineos Group
990	7.50%, 12/16/2013 ±	916
990	8.00%, 12/16/2014 ±	920
	Lyondell Chemical Co.
334	5.79%, 06/03/2010±Ψ	349
1,741	9.17%, 06/03/2010 ±☼Ψ	1,812
	Lyondell Chemical Co., Dutch RC
15	3.73%, 12/20/2013±Ψ	11
	Lyondell Chemical Co., Dutch Tranche A
34	3.73%, 12/20/2013±Ψ	25
	Lyondell Chemical Co., German B-1
43	3.98%, 12/20/2014±Ψ	31
	Lyondell Chemical Co., German B-2
43	3.98%, 12/20/2014±Ψ	31
	Lyondell Chemical Co., German B-3
43	3.98%, 12/20/2014±Ψ	31
	Lyondell Chemical Co., Primary RC
56	3.73%, 12/20/2013±Ψ	41
	Lyondell Chemical Co., Term Loan A
107	3.73%, 12/20/2013±Ψ	78
	Lyondell Chemical Co., U.S. B-1
187	7.00%, 12/20/2014±Ψ	135
	Lyondell Chemical Co., U.S. B-2
187	7.00%, 12/20/2014±Ψ	135
	Lyondell Chemical Co., U.S. B-3
187	7.00%, 12/20/2014±Ψ	136
		5,204
	Construction - 0.2%
	Custom Building Products
753	7.50%, 10/20/2011 ±	750

	Finance and Insurance - 0.4%
	MacAndrews Amg Holdings LLC
331	6.00%, 04/17/2012 ±⌂	308
	Nuveen Investments, Inc.
1,125	12.50%, 07/31/2015 ±	1,170
		1,478
	Food Manufacturing - 0.5%
	Dole Food Co., Inc.
171	7.97%, 04/12/2013 ±	173
	Dole Food Co., Inc., LC Facility Deposits
555	8.00%, 04/12/2013 ±	561
	Dole Food Co., Inc., Tranche C Term Loan
98	8.00%, 04/12/2013 ◊	100
	Pinnacle Foods
1,000	7.50%, 04/02/2014 ±	1,006
		1,840
	Health Care and Social Assistance - 0.4%
	Generics International, Inc.
888	3.75%, 11/19/2014 ±⌂	835
	Inverness Medical Innovation, Inc.
438	4.48%, 06/26/2015 ±	422
		1,257
	Information - 2.7%
	Aspect Software, Inc.
1,000	3.25%, 09/22/2012 ±☼	956
	Charter Communications Operating LLC
1,985	9.25%, 03/06/2014±Ψ	2,015
	Emdeon Business Services LLC
500	5.26%, 05/16/2014 ±	487
	First Data Corp.
2,000	2.98%, 09/24/2014 ±☼	1,729
	Infor Global Solutions, Delayed Draw Term
	Loan
255	3.99%, 07/28/2012 ±	237
	Infor Global Solutions, U.S. Term Loan
489	3.99%, 07/28/2012 ±	454
	One Communications Corp.
437	8.75%, 06/30/2012 ±	423
	Telesat Canada, Delayed Draw Term Loan
39	3.24%, 09/01/2014 ±	38
	Telesat Canada, Term Loan B
451	3.24%, 09/01/2014 ±	442
	West Corp.
995	7.25%, 10/24/2013 ±	1,002
	WideOpenWest Finance LLC
1,500	6.48%, 06/28/2014 ±	1,500
289	7.00%, 06/29/2015 ±	242
		9,525

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 12.8% - (continued)
	Miscellaneous Manufacturing - 0.1%
	WESCO Aircraft Hardware Corp.
$500	5.99%, 03/28/2014 ±	$475

	Motor Vehicle & Parts Manufacturing - 0.5%
	Accuride Corp.
1,500	10.00%, 01/31/2012 ±☼Ψ	1,497
	Lear Corp.
180	7.50%, 10/21/2014 ±	180
235	9.00%, 11/09/2012 ±	236
		1,913
	Petroleum and Coal Products Manufacturing - 1.1%
	Atlas Pipeline Partners L.P.
925	6.75%, 07/27/2014 ±	919
	Calumet Lubricants Co., L.P.
115	4.10%, 12/29/2014 ◊	103
853	4.27%, 01/03/2015 ±	767
	Coffeyville Resources
1,008	8.50%, 12/21/2013 ±	1,017
	Turbo Beta Ltd.
1,036	14.50%, 03/12/2018 ±⌂	880
	Western Refining, Inc.
267	10.75%, 05/30/2014 ±	250
		3,936
	Professional, Scientific and Technical Services - 0.2%
	Brand Energy & Infrastructure Services
489	3.56%, 02/07/2014 ±	462
	Tensar Corp.
475	3.75%, 10/28/2012 ±	370
		832
	Real Estate and Rental and Leasing - 0.6%
	Realogy Corp.
528	3.09%, 10/05/2013 ◊☼	469
1,960	3.25%, 10/05/2014 ±☼	1,742
		2,211
	Retail Trade - 0.8%
	Rite Aid Corp.
2,700	9.50%, 06/10/2015 ±	2,807

	Soap, Cleaning Compound and Toilet Manufacturing -0.3%
	Philosophy, Inc.
239	2.24%, 03/17/2014 ±	208
	Yankee Candle Co.
775	2.24%, 02/06/2014 ±	747
		955
	Truck Transportation - 0.5%
	Swift Transportation Co., Inc.
1,662	8.25%, 05/10/2014 ±☼	1,589

	Utilities - 0.9%
	Astoria Generating Co. Acquisitions LLC
500	4.01%, 08/23/2013 ±	471
	BRSP LLC
977	7.50%, 06/24/2014 ±	959
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B1
947	3.78%, 10/10/2014 ±☼	775
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B2
489	3.73%, 10/10/2014 ±	400
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B3
489	3.73%, 10/12/2014 ±	398
	TPF Generation Holdings LLC
375	4.48%, 12/21/2014 ±	332
		3,335
	Total senior floating rate interests: non-
	investment grade
	(cost $45,116)	$45,580

U.S. GOVERNMENT AGENCIES - 1.6%
	Other Government Agencies - 1.6%
	Small Business Administration
	Participation Certificates:
$2,668	5.16%, 02/01/2028	$2,834
2,522	5.31%, 05/01/2027	2,719
		5,553
	Total U.S. government agencies
	(cost $5,222)	$5,553

U.S. GOVERNMENT SECURITIES - 3.8%
	U.S. Treasury Securities - 3.8%
	U.S. Treasury Bonds - 1.6%
$1,926	4.38%, 11/15/2039	$1,884
3,783	4.50%, 08/15/2039 ‡	3,778
		5,662
	U.S. Treasury Notes - 2.2%
502	2.13%, 11/30/2014	499
1,116	2.25%, 05/31/2014	1,126
829	2.63%, 12/31/2014	841
5,664	3.38%, 11/15/2019 ‡	5,555
		8,021
		13,683
	Total U.S. government securities
	(cost $13,660)	$13,683

Contracts
PUT OPTIONS PURCHASED - 0.0%
	Long Put Future Option Contract - 0.0%
	10 Year U.S. Treasury
–	Expiration: February, 2010, Exercise Price:
	$110.00	$2

	Total put options purchased
	(cost $55)	$2

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 0.3%
	Automobiles & Components - 0.3%
14	Lear Corp. ●		$971

	Total common stocks
	(cost $779)		$971

	Total long-term investments
	(cost $325,943)		$348,851

SHORT-TERM INVESTMENTS - 1.3%
	Investment Pools and Funds - 0.9%
	JP Morgan U.S. Government Money
3,135	Market Fund		$3,135
	State Street Bank U.S. Government Money
–	Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			3,135
	Repurchase Agreements - 0.3%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $597, collateralized by U.S.
	Treasury Bond 4.38% - 5.25%, 2028 -
	2039, value of $616)
$597	0.09%, 1/29/2010		597
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	02/01/2010 in the amount of $253,
	collateralized by U.S. Treasury Bond
	7.13%, 2023, U.S. Treasury Note 3.13%,
	2016, value of $258)
253	0.10%, 1/29/2010		253
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 02/01/2010 in the amount of
	$194, collateralized by U.S. Treasury Note
	1.50%, 2013, value of $199)
194	0.08%, 1/29/2010		194
			1,044
	U.S. Treasury Bills - 0.1%
620	0.05%, 4/15/2010○□		620

	Total short-term investments
	(cost $4,799)		$4,799

	Total investments
	(cost $330,742) ▲	99.2%	$353,650
	Other assets and liabilities	0.8%	2,687
	Total net assets	100.0%	$356,337

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.9% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $331,023 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,004
Unrealized Depreciation	(3,377)
Net Unrealized Appreciation	$22,627

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $75,930, which represents 21.31% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $7,167 or 2.01% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $9,448.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

          Futures Contracts Outstanding at January 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury
Note	94	Long	Mar 2010	$79
5 Year U.S. Treasury
Note	60	Long	Mar 2010	$(47)
10 Year U.S. Treasury
Note	276	Short	Mar 2010	$(149)
U.S. Long Bond	37	Short	Mar 2010	$17
				$(100)

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
08/2007	$1,174	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	$158
05/2007	$4,293	CBA Commercial Small Balance
		Commercial Mortgage, 7.25%,
		07/25/2039 - 144A	354
11/2007	$888	Generics International, Inc., 3.75%,
		11/19/2014	880
05/2007	$299	Greenwich Capital Commercial
		Funding Corp., 1.43%,
		11/05/2021 - 144A	290
05/2007	$323	Greenwich Capital Commercial
		Funding Corp., 1.63%,
		11/05/2021 - 144A	314
09/2007	$331	MacAndrews Amg Holdings LLC,
		6.00%, 04/17/2012	326
06/2009	$1,642	Residential Funding Mortgage
		Securities, Inc., 6.00%, 07/25/2037	1,201
06/2008 -	$1,036	Turbo Beta Ltd., 14.50%,
11/2009		03/12/2018	1,036

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2008	$559	Wells Fargo Alternative Loan
		Trust, 6.25%, 11/25/2037	$452

The aggregate value of these securities at January 31, 2010 was $4,021  which represents 1.13% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$30,021	$–	$29,269	$752
Common Stocks ‡	971	971	–	–
Corporate Bonds: Investment Grade	113,708	–	111,041	2,667
Corporate Bonds: Non-Investment Grade	138,100	–	136,999	1,101
Municipal Bonds	1,233	–	1,233	–
Put Options Purchased	2	2	–	–
Senior Floating Rate Interests: Non-Investment Grade	45,580	–	45,580	–
U.S. Government Agencies	5,553	–	5,553	–
U.S. Government Securities	13,683	8,280	5,403	–
Short-Term Investments	4,799	3,135	1,664	–
Total	$353,650	$12,388	$336,742	$4,520
Other Financial Instruments *	$96	$96	$–	$–

Liabilities:
Other Financial Instruments *	$196	$196	$–	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$1,196	$(15)	$(169	)*	$(60)	$(200)	$752
Corporate Bonds	3,602	4	126	†	1,805	(1,769)	3,768
Senior Floating Rate Interests	1,127	—	—	‡	—	(1,127)	—
Total	$5,925	$(11)	$(43)		$1,745	$(3,096)	$4,520
___________________________
*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $(169).

†	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $128

‡	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $ --.

11

The Hartford Target Retirement 2010 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.5%
EQUITY FUNDS - 52.8%
43	The Hartford Capital Appreciation Fund,
	Class Y ●	$1,388
34	The Hartford Capital Appreciation II Fund,
	Class Y ●	393
15	The Hartford Disciplined Equity Fund, Class Y	162
46	The Hartford Dividend and Growth Fund,
	Class Y	769
45	The Hartford Fundamental Growth Fund,
	Class Y	447
26	The Hartford Global Growth Fund, Class Y	345
77	The Hartford Global Research Fund, Class Y	636
27	The Hartford Growth Fund, Class Y	392
16	The Hartford Growth Opportunities Fund,
	Class Y	369
89	The Hartford International Opportunities Fund,
	Class Y	1,150
40	The Hartford International Small Company
	Fund, Class Y	426
21	The Hartford MidCap Fund, Class Y ●	400
17	The Hartford MidCap Growth Fund, Class Y ●	138
91	The Hartford MidCap Value Fund, Class Y	865
17	The Hartford Select MidCap Value Fund,
	Class Y	139
16	The Hartford Select SmallCap Value Fund,
	Class Y	135
15	The Hartford Small Company Fund, Class Y ●	240
295	The Hartford Value Fund, Class Y	2,902
65	The Hartford Value Opportunities Fund,
	Class Y	739

	Total equity funds
	(cost $11,389)	$12,035

FIXED INCOME FUNDS - 43.7%
108	The Hartford Floating Rate Fund, Class Y	$924
49	The Hartford High Yield Fund, Class Y	341
184	The Hartford Income Fund, Class Y	1,774
240	The Hartford Inflation Plus Fund, Class Y	2,761
55	The Hartford Short Duration Fund, Class Y	534
27	The Hartford Strategic Income Fund, Class Y	239
329	The Hartford Total Return Bond Fund, Class Y	3,436

	Total fixed income funds
	(cost $9,534)	$10,009

	Total investments in affiliated investment
	companies
	(cost $20,923)	$22,044

EXCHANGE TRADED FUNDS - 3.1%
11	Powershares DB Commodity Index Tracking
	Fund		$256
4	Powershares Emerging Markets Sovereign
	Debt Portfolio		113
4	SPDR DJ Wilshire International Real Estate		149
4	SPDR DJ Wilshire REIT		188

	Total exchange traded funds
	(cost $819)		$706

	Total long-term investments
	(cost $21,742)		$22,750

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
1	State Street Bank Money Market Fund		$1

	Total short-term investments
	(cost $1)		$1

	Total investments
	(cost $21,743) ▲	99.6%	$22,751
	Other assets and liabilities	0.4%	94
	Total net assets	100.0%	$22,845

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $22,095 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,359
Unrealized Depreciation	(703)
Net Unrealized Appreciation	$656

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$22,044	$22,044	$–	$–
Exchange Traded Funds	706	706	–	–
Short-Term Investments	1	1	–	–
Total	$22,751	$22,751	$–	$–

The Hartford Target Retirement 2015 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.8%
EQUITY FUNDS - 59.4%
14	The Hartford Capital Appreciation Fund,
	Class Y ●	$435
21	The Hartford Capital Appreciation II Fund,
	Class Y ●	240
6	The Hartford Disciplined Equity Fund, Class Y	66
15	The Hartford Dividend and Growth Fund,
	Class Y	248
13	The Hartford Equity Income Fund, Class Y	140
33	The Hartford Fundamental Growth Fund,
	Class Y	324
6	The Hartford Global Growth Fund, Class Y	78
28	The Hartford Global Research Fund, Class Y	235
4	The Hartford Growth Fund, Class Y	59
24	The Hartford International Opportunities Fund,
	Class Y	312
16	The Hartford International Small Company
	Fund, Class Y	167
5	The Hartford MidCap Fund, Class Y ●	89
21	The Hartford MidCap Growth Fund, Class Y ●	175
24	The Hartford MidCap Value Fund, Class Y	231
22	The Hartford Select MidCap Value Fund,
	Class Y	179
21	The Hartford Select SmallCap Value Fund,
	Class Y	176
6	The Hartford Small Company Fund, Class Y ●	93
63	The Hartford Value Fund, Class Y	618
19	The Hartford Value Opportunities Fund,
	Class Y	209
	Total equity funds
	(cost $3,558)	$4,074

FIXED INCOME FUNDS - 35.4%
13	The Hartford Floating Rate Fund, Class Y	$108
5	The Hartford High Yield Fund, Class Y	34
35	The Hartford Income Fund, Class Y	340
57	The Hartford Inflation Plus Fund, Class Y	653
37	The Hartford Short Duration Fund, Class Y	361
89	The Hartford Total Return Bond Fund, Class Y	928

	Total fixed income funds
	(cost $2,312)	$2,424

	Total investments in affiliated investment
	companies
	(cost $5,870)	$6,498

EXCHANGE TRADED FUNDS - 4.5%
8	Powershares DB Commodity Index Tracking
	Fund		$188
–	Powershares Emerging Markets Sovereign
	Debt Portfolio		1
2	SPDR DJ Wilshire International Real Estate		61
1	SPDR DJ Wilshire REIT		58

	Total exchange traded funds
	(cost $306)		$308

	Total long-term investments
	(cost $6,176)		$6,806

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
–	State Street Bank Money Market Fund		$–

	Total short-term investments
	(cost $–)		$–

	Total investments
	(cost $6,176) ▲	99.3%	$6,806
	Other assets and liabilities	0.7%	49
	Total net assets	100.0%	$6,855

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $6,184 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$663
Unrealized Depreciation	(41)
Net Unrealized Appreciation	$622

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$6,498	$6,498	$–	$–
Exchange Traded Funds	308	308	–	–
Short-Term Investments	–	–	–	–
Total	$6,806	$6,806	$–	$–

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.5%
EQUITY FUNDS - 66.0%
198	The Hartford Capital Appreciation Fund,
	Class Y ●	$6,345
76	The Hartford Capital Appreciation II Fund,
	Class Y●	881
75	The Hartford Disciplined Equity Fund,
	Class Y	833
117	The Hartford Dividend and Growth Fund,
	Class Y	1,972
75	The Hartford Equity Income Fund, Class Y	834
144	The Hartford Fundamental Growth Fund,
	Class Y	1,426
45	The Hartford Global Growth Fund, Class Y	609
259	The Hartford Global Research Fund, Class Y	2,146
135	The Hartford Growth Fund, Class Y	1,954
38	The Hartford Growth Opportunities Fund,
	Class Y	862
148	The Hartford International Opportunities Fund,
	Class Y	1,923
269	The Hartford International Small Company
	Fund, Class Y	2,892
19	The Hartford MidCap Fund, Class Y ●	354
80	The Hartford MidCap Growth Fund, Class Y●	653
64	The Hartford MidCap Value Fund, Class Y	609
67	The Hartford Select MidCap Value Fund,
	Class Y	553
261	The Hartford Select SmallCap Value Fund,
	Class Y	2,219
47	The Hartford Small Company Fund, Class Y ●	753
687	The Hartford Value Fund, Class Y	6,756
70	The Hartford Value Opportunities Fund,
	Class Y	794

	Total equity funds
	(cost $36,253)	$35,368
FIXED INCOME FUNDS - 30.5%
61	The Hartford Floating Rate Fund, Class Y	$520
113	The Hartford High Yield Fund, Class Y	788
171	The Hartford Income Fund, Class Y	1,651
310	The Hartford Inflation Plus Fund, Class Y	3,562
100	The Hartford Short Duration Fund, Class Y	972
305	The Hartford Strategic Income Fund, Class Y	2,693
585	The Hartford Total Return Bond Fund, Class Y	6,112

	Total fixed income funds
	(cost $15,597)	$16,298

	Total investments in affiliated investment
	companies
	(cost $51,850)	$51,666

EXCHANGE TRADED FUNDS - 3.2%
41	Powershares DB Commodity Index Tracking
	Fund ETF		$930
2	Powershares Emerging Markets Sovereign
	Debt Portfolio ETF		53
9	SPDR DJ Wilshire International Real Estate
	ETF		293
9	SPDR DJ Wilshire REIT ETF		439

	Total exchange traded funds
	(cost $1,689)		$1,715

	Total long-term investments
	(cost $53,539)		$53,381

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
–	State Street Bank Money Market Fund		$–

	Total short-term investments
	(cost $–)		$–

	Total investments
	(cost $53,539) ▲	99.7%	$53,381
	Other assets and liabilities	0.3%	160
	Total net assets	100.0%	$53,541
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $53,908 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,838
Unrealized Depreciation	(2,365)
Net Unrealized Depreciation	$(527)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$51,666	$51,666	$–	$–
Exchange Traded Funds	1,715	1,715	–	–
Short-Term Investments	–	–	–	–
Total	$53,381	$53,381	$–	$–

1

The Hartford Target Retirement 2025 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.1%
EQUITY FUNDS - 69.7%
23	The Hartford Capital Appreciation Fund,
	Class Y ●		$722
9	The Hartford Capital Appreciation II Fund,
	Class Y●		104
25	The Hartford Dividend and Growth Fund,
	Class Y		412
15	The Hartford Equity Income Fund, Class Y		168
51	The Hartford Fundamental Growth Fund,
	Class Y		501
8	The Hartford Global Growth Fund, Class Y	.	112
25	The Hartford Global Research Fund, Class Y		204
10	The Hartford Growth Fund, Class Y		138
4	The Hartford Growth Opportunities Fund,
	Class Y		88
19	The Hartford International Opportunities Fund,
	Class Y		252
34	The Hartford International Small Company
	Fund, Class Y		366
6	The Hartford MidCap Fund, Class Y ●		116
11	The Hartford MidCap Growth Fund, Class Y●		88
12	The Hartford MidCap Value Fund, Class Y		112
15	The Hartford Select MidCap Value Fund,
	Class Y		128
24	The Hartford Select SmallCap Value Fund,
	Class Y		204
9	The Hartford Small Company Fund, Class Y ●		149
3	The Hartford SmallCap Growth Fund,
	Class Y●		79
70	The Hartford Value Fund, Class Y		693
8	The Hartford Value Opportunities Fund,
	Class Y		85

	Total equity funds
	(cost $4,118)		$4,721

FIXED INCOME FUNDS - 24.4%
46	The Hartford Inflation Plus Fund, Class Y		$528
25	The Hartford Short Duration Fund, Class Y		245
84	The Hartford Total Return Bond Fund, Class Y		878

	Total fixed income funds
	(cost $1,561)		$1,651

	Total investments in affiliated investment
	companies
	(cost $5,679)		$6,372

EXCHANGE TRADED FUNDS - 5.2%
10	Powershares DB Commodity Index Tracking
	Fund		$227
2	SPDR DJ Wilshire International Real Estate		69
1	SPDR DJ Wilshire REIT		59

	Total exchange traded funds
	(cost $366)		$355

	Total long-term investments
	(cost $6,045)		$6,727

	Total investments
	(cost $6,045) ▲	99.3%	$6,727
	Other assets and liabilities	0.7%	45
	Total net assets	100.0%	$6,772

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $6,046 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$708
Unrealized Depreciation	(27)
Net Unrealized Appreciation	$681

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$6,372	$6,372	$–	$–
Exchange Traded Funds	355	355	–	–
Total	$6,727	$6,727	$–	$–

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.4%
EQUITY FUNDS - 75.9%
196	The Hartford Capital Appreciation Fund,
	Class Y ●		$6,290
84	The Hartford Capital Appreciation II Fund,
	Class Y●		974
184	The Hartford Disciplined Equity Fund,
	Class Y		2,046
122	The Hartford Dividend and Growth Fund,
	Class Y		2,056
102	The Hartford Equity Income Fund, Class Y	.	1,129
87	The Hartford Fundamental Growth Fund,
	Class Y		860
84	The Hartford Global Growth Fund, Class Y	.	1,122
124	The Hartford Global Research Fund, Class Y		1,027
128	The Hartford Growth Fund, Class Y		1,854
44	The Hartford Growth Opportunities Fund,
	Class Y		984
260	The Hartford International Opportunities Fund,
	Class Y		3,374
199	The Hartford International Small Company
	Fund, Class Y		2,136
41	The Hartford MidCap Fund, Class Y ●		781
80	The Hartford MidCap Growth Fund, Class Y●		650
138	The Hartford MidCap Value Fund, Class Y	.	1,315
85	The Hartford Select MidCap Value Fund,
	Class Y		709
259	The Hartford Select SmallCap Value Fund,
	Class Y		2,205
70	The Hartford Small Company Fund, Class Y ●		1,135
21	The Hartford SmallCap Growth Fund,
	Class Y●		474
839	The Hartford Value Fund, Class Y		8,251
115	The Hartford Value Opportunities Fund,
	Class Y		1,300

	Total equity funds
	(cost $41,947)		$40,672

FIXED INCOME FUNDS - 19.5%
299	The Hartford Inflation Plus Fund, Class Y		$3,437
673	The Hartford Total Return Bond Fund, Class Y		7,022

	Total fixed income funds
	(cost $10,057)		$10,459

	Total investments in affiliated investment
	companies
	(cost $52,004)		$51,131

EXCHANGE TRADED FUNDS - 4.4%
61	Powershares DB Commodity Index Tracking
	Fund		$1,380
14	SPDR DJ Wilshire International Real Estate		451
11	SPDR DJ Wilshire REIT		511

	Total exchange traded funds
	(cost $2,457)		$2,342

	Total long-term investments
	(cost $54,461)		$53,473

SHORT-TERM INVESTMENTS - 0.0%
	Investment Pools and Funds - 0.0%
–	State Street Bank Money Market Fund		$–

	Total short-term investments
	(cost $–)		$–

	Total investments
	(cost $54,461) ▲	99.8%	$53,473
	Other assets and liabilities	0.2%	119
	Total net assets	100.0%	$53,592

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $54,798 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,483
Unrealized Depreciation	(2,808)
Net Unrealized Depreciation	$(1,325)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$51,131	$51,131	$–	$–
Exchange Traded Funds	2,342	2,342	–	–
Short-Term Investments	–	–	–	–
Total	$53,473	$53,473	$–	$–

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.0%
EQUITY FUNDS - 82.1%
21	The Hartford Capital Appreciation Fund,
	Class Y ●	$688
18	The Hartford Capital Appreciation II Fund,
	Class Y●	212
8	The Hartford Disciplined Equity Fund, Class Y	92
13	The Hartford Dividend and Growth Fund,
	Class Y	225
10	The Hartford Equity Income Fund, Class Y	107
16	The Hartford Fundamental Growth Fund,
	Class Y	158
6	The Hartford Global Growth Fund, Class Y	86
18	The Hartford Global Research Fund, Class Y	147
23	The Hartford Growth Fund, Class Y	332
4	The Hartford Growth Opportunities Fund,
	Class Y	81
29	The Hartford International Opportunities Fund,
	Class Y	381
34	The Hartford International Small Company
	Fund, Class Y	368
1	The Hartford MidCap Fund, Class Y ●	14
10	The Hartford MidCap Growth Fund, Class Y●	83
29	The Hartford MidCap Value Fund, Class Y	281
19	The Hartford Select MidCap Value Fund,
	Class Y	158
25	The Hartford Select SmallCap Value Fund,
	Class Y	213
12	The Hartford Small Company Fund, Class Y ●	201
5	The Hartford SmallCap Growth Fund,
	Class Y●	106
71	The Hartford Value Fund, Class Y	695
27	The Hartford Value Opportunities Fund,
	Class Y	301
	Total equity funds
	(cost $4,343)	$4,929

FIXED INCOME FUNDS - 11.9%
16	The Hartford Inflation Plus Fund, Class Y	$179
3	The Hartford Short Duration Fund, Class Y	29
48	The Hartford Total Return Bond Fund, Class Y	505

	Total fixed income funds
	(cost $680)	$713

	Total investments in affiliated investment
	companies
	(cost $5,023)	$5,642

EXCHANGE TRADED FUNDS - 5.3%
8	Powershares DB Commodity Index Tracking
	Fund		$175
2	SPDR DJ Wilshire International Real Estate		76
1	SPDR DJ Wilshire REIT		64

	Total exchange traded funds
	(cost $319)		$315

	Total long-term investments
	(cost $5,342)		$5,957

	Total investments
	(cost $5,342) ▲	99.3%	$5,957
	Other assets and liabilities	0.7%	43
	Total net assets	100.0%	$6,000

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $5,343 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$638
Unrealized Depreciation	(24)
Net Unrealized Appreciation	$614

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$5,642	$5,642	$–	$–
Exchange Traded Funds	315	315	–	–
Total	$5,957	$5,957	$–	$–

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.9%
EQUITY FUNDS - 83.8%
23	The Hartford Capital Appreciation Fund,
	Class Y ●	$726
18	The Hartford Capital Appreciation II Fund,
	Class Y●	207
2	The Hartford Disciplined Equity Fund, Class Y	26
9	The Hartford Dividend and Growth Fund,
	Class Y	155
19	The Hartford Equity Income Fund, Class Y	211
23	The Hartford Fundamental Growth Fund,
	Class Y	231
–	The Hartford Global Growth Fund, Class Y	7
17	The Hartford Global Research Fund, Class Y	137
16	The Hartford Growth Fund, Class Y	233
4	The Hartford Growth Opportunities Fund,
	Class Y	84
31	The Hartford International Opportunities Fund,
	Class Y	403
38	The Hartford International Small Company
	Fund, Class Y	411
2	The Hartford MidCap Fund, Class Y ●	34
22	The Hartford MidCap Growth Fund, Class Y●	179
21	The Hartford MidCap Value Fund, Class Y	204
31	The Hartford Select MidCap Value Fund,
	Class Y	260
23	The Hartford Select SmallCap Value Fund,
	Class Y	193
14	The Hartford Small Company Fund, Class Y ●	228
80	The Hartford Value Fund, Class Y	790
17	The Hartford Value Opportunities Fund,
	Class Y	194
	Total equity funds
	(cost $4,365)	$4,913

FIXED INCOME FUNDS - 9.1%
16	The Hartford Inflation Plus Fund, Class Y	$184
34	The Hartford Total Return Bond Fund, Class Y	353
	Total fixed income funds
	(cost $509)	$537

	Total investments in affiliated investment
	companies
	(cost $4,874)	$5,450

EXCHANGE TRADED FUNDS - 6.4%
10	Powershares DB Commodity Index Tracking
	Fund		$230
2	SPDR DJ Wilshire International Real Estate		$80
1	SPDR DJ Wilshire REIT		64

	Total exchange traded funds
	(cost $380)		$374

	Total long-term investments
	(cost $5,254)		$5,824

	Total investments
	(cost $5,254) ▲	99.3%	$5,824
	Other assets and liabilities	0.7%	42
	Total net assets	100.0%	$5,866

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $5,255 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$598
Unrealized Depreciation	(29)
Net Unrealized Appreciation	$569

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$5,450	$5,450	$–	$–
Exchange Traded Funds	374	374	–	–
Total	$5,824	$5,824	$–	$–

1

The Hartford Target Retirement 2045 Fund
Schedule of Investments  January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.4%
EQUITY FUNDS - 88.2%
24	The Hartford Capital Appreciation Fund,
	Class Y ●	$773
10	The Hartford Capital Appreciation II Fund,
	Class Y●	116
–	The Hartford Disciplined Equity Fund, Class Y	5
2	The Hartford Dividend and Growth Fund,
	Class Y	38
2	The Hartford Equity Income Fund, Class Y	27
21	The Hartford Fundamental Growth Fund,
	Class Y	208
8	The Hartford Global Growth Fund, Class Y	113
10	The Hartford Global Research Fund, Class Y	81
21	The Hartford Growth Fund, Class Y	300
5	The Hartford Growth Opportunities Fund,
	Class Y	112
22	The Hartford International Opportunities Fund,
	Class Y	283
33	The Hartford International Small Company
	Fund, Class Y	359
–	The Hartford MidCap Fund, Class Y ●	7
8	The Hartford MidCap Growth Fund, Class Y●	61
14	The Hartford MidCap Value Fund, Class Y	129
5	The Hartford Select MidCap Value Fund,
	Class Y	43
16	The Hartford Select SmallCap Value Fund,
	Class Y	134
18	The Hartford Small Company Fund, Class Y ●	289
77	The Hartford Value Fund, Class Y	753
11	The Hartford Value Opportunities Fund,
	Class Y	124
	Total equity funds
	(cost $3,363)	$3,955

FIXED INCOME FUNDS - 5.2%
10	The Hartford Inflation Plus Fund, Class Y	$115
11	The Hartford Total Return Bond Fund, Class Y	119
	Total fixed income funds
	(cost $214)	$234

	Total investments in affiliated investment
	companies
	(cost $3,577)	$4,189

EXCHANGE TRADED FUNDS - 5.7%
5	Powershares DB Commodity Index Tracking
	Fund		$111
3	SPDR DJ Wilshire International Real Estate		88
1	SPDR DJ Wilshire REIT		57

	Total exchange traded funds
	(cost $255)		$256

	Total long-term investments
	(cost $3,832)		$4,445

	Total investments
	(cost $3,832) ▲	99.1%	$4,445
	Other assets and liabilities	0.9%	40
	Total net assets	100.0%	$4,485

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $3,832 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$633
Unrealized Depreciation	(20)
Net Unrealized Appreciation	$613

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$4,189	$4,189	$–	$–
Exchange Traded Funds	256	256	–	–
Total	$4,445	$4,445	$–	$–

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.5%
EQUITY FUNDS - 87.9%
24	The Hartford Capital Appreciation Fund,
	Class Y ●		$762
1	The Hartford Capital Appreciation II Fund,
	Class Y●		13
1	The Hartford Dividend and Growth Fund,
	Class Y		13
1	The Hartford Equity Income Fund, Class Y		13
21	The Hartford Fundamental Growth Fund,
	Class Y		208
9	The Hartford Global Growth Fund, Class Y	.	115
14	The Hartford Global Research Fund, Class Y		120
22	The Hartford Growth Fund, Class Y		317
5	The Hartford Growth Opportunities Fund,
	Class Y		113
22	The Hartford International Opportunities Fund,
	Class Y		283
38	The Hartford International Small Company
	Fund, Class Y		406
21	The Hartford MidCap Growth Fund, Class Y●		172
10	The Hartford MidCap Value Fund, Class Y		99
2	The Hartford Select MidCap Value Fund,
	Class Y		14
15	The Hartford Select SmallCap Value Fund,
	Class Y		131
18	The Hartford Small Company Fund, Class Y ●		289
77	The Hartford Value Fund, Class Y		753
11	The Hartford Value Opportunities Fund,
	Class Y		122
	Total equity funds
	(cost $3,414)		$3,943

FIXED INCOME FUNDS - 4.6%
8	The Hartford Inflation Plus Fund, Class Y		$87
11	The Hartford Total Return Bond Fund, Class Y		119
	Total fixed income funds
	(cost $192)		$206

	Total investments in affiliated investment
	companies
	(cost $3,606)		$4,149

Shares or Principal Amount			Market Value ╪
EXCHANGE TRADED FUNDS - 6.6%
7	Powershares DB Commodity Index Tracking
	Fund		$150
3	SPDR DJ Wilshire International Real Estate		$88
1	SPDR DJ Wilshire REIT		57

	Total exchange traded funds
	(cost $299)		$295

	Total long-term investments
	(cost $3,905)		$4,444

	Total investments
	(cost $3,905) ▲	99.1%	$4,444
	Other assets and liabilities	0.9%	39
	Total net assets	100.0%	$4,483

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $3,905 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$568
Unrealized Depreciation	(29)
Net Unrealized Appreciation	$539

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$4,149	$4,149	$–	$–
Exchange Traded Funds	295	295	–	–
Total	$4,444	$4,444	$–	$–

1

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 1.2%
FIXED INCOME FUNDS - 1.2%
936	The Hartford Floating Rate Fund, Class Y	$8,023
2,328	The Hartford High Yield Fund, Class Y	16,295
	Total fixed income funds
	(cost $21,861)	$24,318
	Total investments in affiliated investment
	companies
	(cost $21,861)	$24,318

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 8.9%
	Finance and Insurance - 8.9%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ■	$975
	Banc of America Commercial Mortgage,
	Inc.
13,599	4.52%, 09/11/2036 ⌂►	32
	Bank of America Automotive Trust
3,400	3.03%, 10/15/2016 ■	3,502
	Bayview Commercial Asset Trust
18,239	7.50%, 09/25/2037 ⌂►	1,640
	Bear Stearns Commercial Mortgage
	Securities, Inc.
9,017	4.07%, 07/11/2042 ⌂►	165
7,678	4.12%, 11/11/2041 ⌂►	120
4,200	4.83%, 11/11/2041	4,161
4,060	5.12%, 02/11/2041 Δ	4,132
4,310	5.72%, 09/11/2038 Δ	4,515
4,510	5.81%, 06/12/2043	4,525
	CBA Commercial Small Balance
	Commercial Mortgage
14,772	5.41%, 06/25/2038 ⌂†Δ	1,066
7,348	7.00%, 07/25/2035 ⌂►†	362
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,893
	Citibank Credit Card Issuance Trust
1,120	5.70%, 05/15/2013	1,168
	Citigroup Commercial Mortgage Trust
7,735	5.41%, 10/15/2049	7,763
4,510	5.48%, 10/15/2049	2,641
3,520	5.70%, 12/10/2049 Δ	2,917
2,340	6.10%, 12/10/2049 Δ	1,664
	Citigroup Mortgage Loan Trust, Inc.
–	0.00%, 01/25/2037 ⌂†	–
318	12.00%, 01/25/2037 ⌂	6
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
3,780	5.36%, 01/15/2046 Δ	3,791
	Commercial Mortgage Pass-Through
	Certificates
3,840	4.72%, 03/10/2039	3,887
3,185	5.23%, 07/10/2037	3,242
4,230	5.31%, 07/10/2037 Δ	4,319
1,900	5.77%, 06/10/2046 Δ	1,941
	Countrywide Asset-Backed Certificates
264	5.46%, 07/25/2035	109
	Countrywide Home Loans, Inc.
8,026	6.00%, 10/25/2037 ⌂	6,738
	Credit-Based Asset Servicing and
	Securitization
714	0.50%, 05/25/2036 ■Δ	428
1,125	5.86%, 04/25/2037	623
	CS First Boston Mortgage Securities Corp.
1,790	5.23%, 12/15/2040	1,814
	Daimler Chrysler Automotive Trust
900	4.71%, 09/10/2012 Δ	925
	GE Business Loan Trust
1,667	1.23%, 05/15/2034 ■Δ	383
26,865	6.14%, 05/15/2034 ⌂►	73
	Green Tree Financial Corp.
174	7.24%, 06/15/2028	176
	Greenwich Capital Commercial Funding
	Corp.
6,630	4.80%, 08/10/2042	6,651
5,385	5.44%, 03/10/2039 Δ	4,989
6,309	5.88%, 07/10/2038 Δ	6,146
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	93
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
2,036	4.72%, 01/15/2038	2,073
71,959	4.82%, 08/12/2037 ►	150
5,035	5.04%, 03/15/2046 Δ	5,107
3,935	5.18%, 12/15/2044 Δ	4,035
3,390	5.34%, 05/15/2047	3,065
1,740	5.40%, 05/15/2045	1,666
80,796	5.42%, 05/12/2045 ►	1,146
4,400	5.43%, 12/12/2043	4,217
4,650	5.48%, 04/15/2043 Δ	4,582
2,019	5.75%, 02/12/2049 Δ	1,564
1,691	5.86%, 06/12/2043 Δ	1,449
	LB-UBS Commercial Mortgage Trust
2,231	4.48%, 10/15/2029	2,232
21,525	5.26%, 09/15/2039 ⌂►	429
3,850	5.88%, 06/15/2038 Δ	3,837
	Lehman Brothers Small Balance
	Commercial
786	5.52%, 09/25/2030 ■	532
1,100	5.62%, 09/25/2036 ■	931
	Marlin Leasing Receivables LLC
897	5.33%, 09/16/2013 ■	901
	Merrill Lynch Mortgage Trust
2,640	5.83%, 06/12/2050 Δ	2,152
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
19,750	5.27%, 07/12/2046 ⌂►	449
3,830	5.38%, 08/12/2048	3,107
	Morgan Stanley Capital I
4,160	4.70%, 07/15/2056	4,190
5,560	5.23%, 09/15/2042	5,699
	Morgan Stanley Capital, Inc.
3,290	5.65%, 06/11/2042 Δ	3,315

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 8.9% - (continued)
	Finance and Insurance - 8.9% - (continued)
	Morgan Stanley Dean Witter Capital I
$2,620	8.05%, 08/25/2032 ⌂►†	$–
	Nationstar Home Equity Loan Trust
48	0.00%, 03/25/2037 ⌂●	–
	North Street Referenced Linked Notes
850	1.30%, 04/28/2011 ⌂Δ	476
	Popular ABS Mortgage Pass-Through
	Trust
596	4.75%, 12/25/2034	578
437	5.42%, 04/25/2035 ⌂	223
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035	259
3,343	5.58%, 11/25/2036 Δ	2,998
1,224	5.75%, 05/25/2036 Δ	926
	Residential Funding Mortgage Securities,
	Inc.
5,034	6.00%, 07/25/2037 ⌂	4,050
	Sovereign Commercial Mortgage
	Securities
5,469	5.79%, 07/22/2030 ■Δ	5,497
	Swift Master Automotive Receivables
	Trust
4,225	0.88%, 10/15/2012 Δ	4,205
	Wachovia Bank Commercial Mortgage
	Trust
3,850	5.24%, 07/15/2041 Δ	3,925
3,690	5.31%, 11/15/2048	3,600
6,283	5.34%, 12/15/2043 - 11/15/2048	5,163
350	5.37%, 11/15/2048	184
	Wamu Commercial Mortgage Securities
	Trust
4,760	6.14%, 03/23/2045 ■ΔΨ	1,381
	Wells Fargo Alternative Loan Trust
3,463	6.25%, 11/25/2037 ⌂	2,559
		183,427
	Total asset & commercial mortgage
	backed securities
	(cost $176,052)	$183,427

CORPORATE BONDS: INVESTMENT GRADE - 27.3%
	Administrative Waste Management and Remediation -
	0.1%
	Browning-Ferris Industries, Inc.
$1,770	7.40%, 09/15/2035	$1,989

	Arts, Entertainment and Recreation - 0.9%
	DirecTV Holdings LLC
2,525	7.63%, 05/15/2016	2,765
	Grupo Televisa S.A.
5,299	6.63%, 01/15/2040 ■	5,372
	News America Holdings, Inc.
1,269	6.90%, 08/15/2039 ■	1,404
	TCM Sub LLC
4,530	3.55%, 01/15/2015 ■	4,506
	Time Warner Entertainment Co., L.P.
4,215	8.38%, 07/15/2033	5,120
		19,167
	Beverage and Tobacco Product Manufacturing - 0.8%
	Altria Group, Inc.
3,536	10.20%, 02/06/2039	4,760
	Anheuser-Busch Cos., Inc.
2,000	8.20%, 01/15/2039 ■	2,581
	Anheuser-Busch InBev N.V.
3,978	4.13%, 01/15/2015 ■	4,087
4,125	7.75%, 01/15/2019 ■	4,893
		16,321
	Chemical Manufacturing - 0.9%
	Dow Chemical Co.
6,530	8.55%, 05/15/2019	7,809
	Incitec Pivot Finance LLC
6,965	6.00%, 12/10/2019 ■	6,985
	Yara International ASA
2,775	7.88%, 06/11/2019 ■	3,313
		18,107
	Computer and Electronic Product Manufacturing - 0.2%
	Thermo Fisher Scientific, Inc.
3,310	3.25%, 11/18/2014 ■	3,294

	Construction - 0.2%
	CRH America, Inc.
2,800	5.30%, 10/15/2013	2,958
1,520	8.13%, 07/15/2018	1,797
		4,755
	Finance and Insurance - 10.8%
	American Express Centurion Bank
4,000	5.95%, 06/12/2017	4,235
	American Express Co.
2,547	5.50%, 04/16/2013	2,725
3,463	5.55%, 10/17/2012	3,730
	Amvescap plc
1,001	5.38%, 02/27/2013	1,029
	Army Hawaii Family Housing Trust
	Certificates
915	5.52%, 06/15/2050 ■	697
	BAC Capital Trust XI
810	6.63%, 05/23/2036	737
	BAE Systems Holdings, Inc.
4,894	5.20%, 08/15/2015 ■	5,157
	Banco Do Brasil
500	6.00%, 01/22/2020 ■	495
	Bank of America Capital II
890	8.00%, 12/15/2026	855
	Bank of America Corp.
2,635	6.50%, 08/01/2016	2,852
2,630	7.38%, 05/15/2014	2,981
	Barclays Bank plc
4,490	5.00%, 09/22/2016	4,616
4,188	5.13%, 01/08/2020	4,139
	Capital One Bank
3,155	8.80%, 07/15/2019	3,826

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.3% - (continued)
	Finance and Insurance - 10.8% - (continued)
	Capital One Capital VI
$1,235	8.88%, 05/15/2040	$1,285
	CDP Financial, Inc.
4,620	3.00%, 11/25/2014 ■	4,577
3,760	4.40%, 11/25/2019 ■	3,678
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,963
4,200	6.01%, 01/15/2015	4,371
3,508	6.38%, 08/12/2014	3,723
2,508	8.13%, 07/15/2039	2,844
310	8.30%, 12/21/2057 Δ	288
1,963	8.50%, 05/22/2019	2,289
	Comerica Capital Trust II
1,462	6.58%, 02/20/2037 Δ	1,184
	Corpoacion Andina De Fomento
215	8.13%, 06/04/2019	255
	Credit Agricole S.A.
5,009	6.64%, 05/31/2017 ■♠Δ	4,314
	Digital Realty Trust, Inc.
2,863	5.88%, 02/01/2020 ■	2,815
	First Union Capital I
1,595	7.94%, 01/15/2027	1,644
	General Electric Capital Corp.
4,620	2.80%, 01/08/2013	4,622
4,715	5.50%, 01/08/2020	4,670
	Goldman Sachs Capital Trust II
4,422	5.79%, 06/01/2012 ♠Δ	3,460
	Guardian Life Insurance Co.
3,608	7.38%, 09/30/2039 ■	3,864
	Harley-Davidson Funding Corp.
3,597	5.75%, 12/15/2014 ■	3,782
	HCC Insurance Holdings, Inc.
3,027	6.30%, 11/15/2019	3,152
	Iberdrola Finance Ireland
3,592	5.00%, 09/11/2019 ■	3,595
	Jefferies Group, Inc.
3,183	8.50%, 07/15/2019	3,595
	JP Morgan Chase & Co.
2,666	3.70%, 01/20/2015	2,693
	JP Morgan Chase Bank
2,745	5.88%, 06/13/2016	2,915
	JP Morgan Chase Capital II
1,485	0.78%, 02/01/2027 Δ	1,051
	JP Morgan Chase Capital XXV
3,964	6.80%, 10/01/2037	3,994
	Liberty Mutual Group, Inc.
1,825	10.75%, 06/15/2058 ■	2,007
	Lloyds Banking Group plc
8,975	4.38%, 01/12/2015 ■	8,923
	Massachusetts Mutual Life Insurance Co.
2,438	8.88%, 06/01/2039 ■	3,153
	Mellon Capital IV
5,444	6.24%, 06/20/2012 ♠Δ	4,709
	Merrill Lynch & Co., Inc.
6,885	6.05%, 05/16/2016	7,024
	Metlife, Inc.
220	5.38%, 12/15/2012	239
	Metropolitan Life Global Funding I
4,290	0.50%, 03/15/2012 ■Δ	4,227
1,400	5.13%, 06/10/2014 ■	1,500
	Morgan Stanley
5,525	4.10%, 01/26/2015	5,496
4,040	5.38%, 10/15/2015	4,268
2,520	7.30%, 05/13/2019	2,847
	National City Bank of Ohio
800	4.50%, 03/15/2010	803
	New York Life Insurance Co.
3,766	6.75%, 11/15/2039 ■	4,056
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2017 ■♠Δ	2,354
	PNC Preferred Funding Trust II
6,700	6.11%, 03/15/2012 ■♠Δ	5,022
	Prudential Financial, Inc.
5,193	4.75%, 09/17/2015	5,419
	Rabobank Netherlands
4,455	4.75%, 01/15/2020 ■	4,494
1,609	11.00%, 06/30/2019 ■♠	2,055
	State Street Capital Trust III
5,543	8.25%, 03/15/2042 Δ	5,672
	SunTrust Banks, Inc.
1,265	0.38%, 05/21/2012 Δ	1,228
	Svenska Handelsbanken AB
4,675	4.88%, 06/10/2014 ■	4,931
	Teachers Insurance & Annuity Association
3,586	6.85%, 12/16/2039 ■	3,865
	Temasek Financial I Ltd.
3,920	4.30%, 10/25/2019 ■	3,856
3,161	5.38%, 11/23/2039 ■	3,159
	UBS AG Stamford
3,950	5.88%, 12/20/2017	4,166
	USB Capital IX
469	6.19%, 04/15/2011 ‡♠Δ	389
	Wells Fargo Bank NA
3,190	0.48%, 05/16/2016 ‡Δ	2,926
5,375	4.75%, 02/09/2015	5,555
	ZFS Finance USA Trust I
939	6.50%, 05/09/2037 ■Δ	836
		221,876
	Food Services - 0.0%
	Arcos Dorados S.A.
700	7.50%, 10/01/2019 ■	698

	Foreign Governments - 1.9%
	Banco Nacional De Desenvolvimento
2,100	5.50%, 07/12/2020 ■	2,056
	Brazil (Republic of)
1,141	8.00%, 01/15/2018	1,304
	Colombia (Republic of)
1,450	7.38%, 03/18/2019	1,620
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	974
955	8.25%, 04/10/2032 §	1,016

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.3% - (continued)
	Foreign Governments - 1.9% - (continued)
	Hungary (Republic of)
$1,955	4.75%, 02/03/2015	$1,973
1,035	6.25%, 01/29/2020	1,038
	Japanese Government
JPY 1,583,500	0.40%, 03/15/2011	17,595
	Peru (Republic of)
1,305	7.13%, 03/30/2019	1,475
	Qatar (State of)
3,300	4.00%, 01/20/2015 ■	3,304
1,200	6.40%, 01/20/2040 ■	1,191
	Russian Federation Government
1,691	7.50%, 03/31/2030 §	1,903
	South Africa (Republic of)
1,675	5.88%, 05/30/2022	1,690
	United Mexican States
1,680	5.95%, 03/19/2019	1,775
		38,914
	Health Care and Social Assistance - 0.7%
	CVS Caremark Corp.
1,456	6.30%, 06/01/2037 Δ	1,354
	CVS Corp.
3,903	8.35%, 07/10/2031 ■	4,458
	Pfizer, Inc.
3,720	6.20%, 03/15/2019	4,171
2,900	7.20%, 03/15/2039	3,509
	Quest Diagnostics, Inc.
1,330	6.40%, 07/01/2017	1,506
		14,998
	Information - 2.4%
	Adobe Systems, Inc.
3,112	3.25%, 02/01/2015	3,126
3,990	4.75%, 02/01/2020	3,980
	Cellco Partnership - Verizon Wireless
	Capital
3,428	5.55%, 02/01/2014	3,781
3,108	8.50%, 11/15/2018	3,922
	Cingular Wireless Services, Inc.
4,780	8.75%, 03/01/2031 ‡	6,197
	Qwest Corp.
1,480	7.20%, 11/10/2026	1,391
3,600	7.25%, 10/15/2035	3,294
	Rogers Cable, Inc.
855	8.75%, 05/01/2032	1,073
	Rogers Wireless, Inc.
2,872	6.38%, 03/01/2014	3,217
	TCI Communications, Inc.
685	8.75%, 08/01/2015	839
	Telecom Italia Capital
2,054	7.18%, 06/18/2019	2,307
3,660	7.72%, 06/04/2038	4,178
	Time Warner Cable, Inc.
4,064	3.50%, 02/01/2015	4,072
2,406	8.25%, 04/01/2019	2,898
	Verizon Virginia, Inc.
4,370	4.63%, 03/15/2013	4,617
		48,892
	Mining - 1.2%
	Anglo American Capital plc
6,024	9.38%, 04/08/2014 - 04/08/2019 ■	7,347
	Barrick Australia Finance
3,685	5.95%, 10/15/2039	3,647
	Barrick Gold Corp.
3,065	6.95%, 04/01/2019	3,519
	Rio Tinto Finance USA Ltd.
6,775	5.88%, 07/15/2013	7,388
1,935	9.00%, 05/01/2019	2,471
		24,372
	Miscellaneous Manufacturing - 0.7%
	Meccanica Holdings USA, Inc.
6,528	6.25%, 07/15/2019 - 01/15/2040 ■	6,918
	Tyco International Ltd.
4,981	8.50%, 01/15/2019	6,247
		13,165
	Petroleum and Coal Products Manufacturing - 2.5%
	Canadian Natural Resources Ltd.
391	6.25%, 03/15/2038	411
3,405	6.50%, 02/15/2037	3,651
	Cenovus Energy, Inc.
4,062	5.70%, 10/15/2019 ■	4,294
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,538
2,240	6.70%, 09/15/2019	2,565
	Kazmunaigaz Finance Sub B.V.
1,515	8.38%, 07/02/2013 §	1,648
	Motiva Enterprises LLC
3,245	5.75%, 01/15/2020 ■	3,408
3,129	6.85%, 01/15/2040 ■	3,377
	Nabors Industries, Inc.
2,712	9.25%, 01/15/2019	3,421
	Occidental Petroleum Corp.
3,679	4.13%, 06/01/2016	3,827
	Petrobras International Finance Co.
2,200	5.75%, 01/20/2020	2,176
2,175	6.88%, 01/20/2040	2,188
	Petroleos Mexicanos
3,960	6.00%, 03/05/2020 ■	3,912
	Rowan Companies, Inc.
2,351	7.88%, 08/01/2019	2,748
	Sempra Energy
2,096	6.50%, 06/01/2016	2,342
3,413	9.80%, 02/15/2019	4,444
	TNK-BP Finance S.A.
1,100	6.63%, 03/20/2017 §	1,086
	Valero Energy Corp.
4,106	9.38%, 03/15/2019	5,001
		52,037
	Pipeline Transportation - 0.3%
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018	2,322
	TransCanada Pipelines Ltd.
2,649	7.25%, 08/15/2038	3,124
		5,446

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 27.3% - (continued)
	Primary Metal Manufacturing - 0.5%
	Alcan, Inc.
$672	6.13%, 12/15/2033	$683
665	7.25%, 03/15/2031	746
	ArcelorMittal
2,115	6.13%, 06/01/2018	2,201
2,435	7.00%, 10/15/2039	2,497
3,555	9.00%, 02/15/2015	4,303
		10,430
	Real Estate and Rental and Leasing - 0.7%
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ■	1,855
2,105	8.38%, 03/01/2039 ■	2,664
	ERAC USA Finance Co.
3,999	5.60%, 05/01/2015 ■	4,206
1,985	6.70%, 06/01/2034 ■	1,883
	US Bank Realty Corp.
3,700	6.09%, 01/15/2012 ■♠Δ	2,840
		13,448
	Utilities - 2.5%
	CenterPoint Energy Resources Corp.
2,325	6.13%, 11/01/2017	2,467
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,005
	Colbun S.A.
1,100	6.00%, 01/21/2020 ■	1,099
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	3,809
	Detroit Edison Co.
565	6.13%, 10/01/2010	585
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,365
3,002	7.00%, 11/15/2018	3,575
	EDP Finance B.V.
3,521	4.90%, 10/01/2019 ■	3,465
	Electricite de France
3,960	6.95%, 01/26/2039 ■	4,615
	Enel Finance International S.A.
3,332	3.88%, 10/07/2014 ■	3,400
1,878	6.00%, 10/07/2039 ■	1,876
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,270
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,530
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,281
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,799
	Pacific Gas & Electric Energy Recovery
	Funding LLC
2,453	8.25%, 10/15/2018	3,049
	PSEG Power
1,287	5.00%, 04/01/2014	1,348
	Public Service Co. of Colorado
1,557	6.50%, 08/01/2038	1,766
	Southern California Edison Co.
6,441	5.75%, 03/15/2014	7,239
	Virginia Electric & Power Co.
1,627	5.10%, 11/30/2012	1,775
		50,318
	Total corporate bonds: investment grade
	(cost $521,607)	$558,227

	CORPORATE BONDS: NON-INVESTMENT GRADE - 6.7%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$2,400	11.25%, 06/01/2017	$2,550
	MGM Mirage, Inc.
2,420	11.13%, 11/15/2017 ■	2,723
1,600	11.38%, 03/01/2018 ■	1,512
		6,785
	Arts, Entertainment and Recreation - 0.6%
	AMC Entertainment, Inc.
2,040	8.75%, 06/01/2019	2,111
	First Data Corp.
3,910	9.88%, 09/24/2015	3,490
1,220	10.55%, 09/24/2015	1,037
	TL Acquisitions, Inc.
1,840	10.50%, 01/15/2015 ■	1,780
	Universal City Development Partners Ltd.
1,153	8.88%, 11/15/2015 ■	1,162
	Virgin Media Finance plc
2,560	9.50%, 08/15/2016	2,714
		12,294
	Chemical Manufacturing - 0.1%
	Hexion Specialty Chemicals
965	8.88%, 02/01/2018 ■	930

	Computer and Electronic Product Manufacturing - 0.2%
	Seagate Technology International
1,490	10.00%, 05/01/2014 ■	1,706
	Sorenson Communications
1,680	10.50%, 02/01/2015 ■	1,588
		3,294
	Construction - 0.1%
	Desarrolladora Homes S.A.
455	7.50%, 09/28/2015	446
2,220	9.50%, 12/11/2019 ■	2,275
		2,721
	Finance and Insurance - 0.9%
	American General Finance Corp.
5,910	6.90%, 12/15/2017	4,311
	Ford Motor Credit Co.
4,020	7.50%, 08/01/2012	4,073
	GMAC, Inc.
4,640	6.88%, 09/15/2011	4,640
	LPL Holdings, Inc.
4,410	10.75%, 12/15/2015 ■	4,564
		17,588
	Food Manufacturing - 0.1%
	BFF International Ltd.
300	7.25%, 01/28/2020 ■	298

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.7% - (continued)
	Food Manufacturing - 0.1% - (continued)
	Smithfield Foods, Inc.
$2,050	10.00%, 07/15/2014 ■	$2,232
		2,530
	Foreign Governments - 0.2%
	Indonesia (Republic of)
2,442	6.88%, 01/17/2018 §	2,649
	Philippines (Republic of)
580	6.38%, 10/23/2034	547
1,600	6.50%, 01/20/2020	1,692
		4,888
	Health Care and Social Assistance - 0.5%
	Biomet, Inc.
1,990	10.38%, 10/15/2017	2,169
	HCA, Inc.
6,140	9.25%, 11/15/2016	6,478
	Rite Aid Corp.
2,550	9.50%, 06/15/2017	2,059
		10,706
	Information - 1.5%
	Clearwire Corp.
2,130	12.00%, 12/01/2015 ■	2,141
	CSC Holdings, Inc.
1,550	8.50%, 04/15/2014 ■	1,643
	Frontier Communications Corp.
1,730	8.25%, 05/01/2014	1,812
	GXS Worldwide, Inc.
1,645	9.75%, 06/15/2015 ■	1,596
	Intelsat Bermuda Ltd.
3,500	9.25%, 06/15/2016 ⌂	3,430
	Intelsat Corp.
1,660	9.25%, 06/15/2016	1,726
	Intelsat Intermediate Holdings Ltd.
1,030	9.50%, 02/01/2015	1,062
	Level 3 Financing, Inc.
2,285	10.00%, 02/01/2018 ■	2,137
	Mobile Telesystems Finance S.A.
1,810	8.00%, 01/28/2012 §	1,916
	Sprint Capital Corp.
4,960	8.75%, 03/15/2032	4,464
	Videotron Ltee
1,395	9.13%, 04/15/2018	1,507
	Wind Acquisition Finance S.A.
3,030	11.75%, 07/15/2017 ■	3,295
940	12.25%, 07/15/2017 ■	902
	Windstream Corp.
1,770	8.63%, 08/01/2016	1,816
		29,447
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
1,550	7.75%, 09/01/2013 ■	1,593
	Goodman Global, Inc.
995	13.50%, 02/15/2016	1,094
		2,687
	Mining - 0.2%
	Teck Resources Ltd.
2,820	10.75%, 05/15/2019	3,321
	Vedanta Resources plc
955	9.50%, 07/18/2018 §	1,007
		4,328
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
1,445	8.25%, 05/01/2016 ■	1,546

	Petroleum and Coal Products Manufacturing - 0.2%
	Chesapeake Energy Corp.
655	7.00%, 08/15/2014	660
1,485	9.50%, 02/15/2015	1,619
	Drummond Co., Inc.
680	7.38%, 02/15/2016	668
	Petrohawk Energy Corp.
1,545	7.88%, 06/01/2015	1,583
		4,530
	Pipeline Transportation - 0.2%
	Dynegy Holdings, Inc.
1,300	7.75%, 06/01/2019	1,040
	El Paso Corp.
1,790	7.00%, 06/15/2017	1,830
		2,870
	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
6,025	11.50%, 10/15/2015	6,236

	Real Estate and Rental and Leasing - 0.1%
	Hertz Corp.
2,030	8.88%, 01/01/2014	2,045

	Retail Trade - 0.4%
	Dollar General Corp.
1,887	10.63%, 07/15/2015	2,069
	Federated Retail Holdings, Inc.
2,120	5.90%, 12/01/2016	2,025
	Parkson Retail Group Ltd.
2,105	7.88%, 11/14/2011	2,175
	Supervalu, Inc.
1,930	8.00%, 05/01/2016	1,930
		8,199
	Transit and Ground Passenger Transportation - 0.0%
	Grupo Senda Autotransporte
180	10.50%, 10/03/2015 ■	148

	Utilities - 0.5%
	AES Corp.
2,270	8.00%, 10/15/2017	2,287
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	726
	Calpine Corp.
2,150	7.25%, 10/15/2017 ■	2,070
	Energy Future Holdings Corp.
4,270	10.88%, 11/01/2017	3,373

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 6.7% -
(continued)
	Utilities - 0.5% - (continued)
	NRG Energy, Inc.
$1,945	8.50%, 06/15/2019	$1,955
		10,411
	Wholesale Trade - 0.1%
	McJunkin Red Man Corp.
2,065	9.50%, 12/15/2016 ■	2,060
	Total corporate bonds: non-investment
	grade
	(cost $131,952)	$136,243

MUNICIPAL BONDS - 0.7%
	General Obligations - 0.2%
	Chicago Metropolitan Water Reclamation
	Dist
$3,485	5.72%, 12/01/2038	$3,622
	Oregon School Boards Association,
	Taxable Pension
1,250	4.76%, 06/30/2028	1,083
		4,705
	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California
1,880	5.77%, 05/15/2043	1,859

	Transportation - 0.4%
	Bay Area Toll Auth
3,515	6.26%, 04/01/2049	3,518
	North Texas Tollway Auth Rev
3,426	6.72%, 01/01/2049	3,648
		7,166
	Total municipal bonds
	(cost $13,767)	$13,730

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ -
0.2%
	Health Care and Social Assistance - 0.0%
	Life Technologies Corp.
$1,056	5.25%, 11/23/2015 ±	$1,059

	Paper Manufacturing - 0.2%
	Georgia-Pacific Corp.
2,002	2.26%, 12/20/2012 ±	1,957
	Georgia-Pacific LLC
1,241	3.50%, 12/20/2014 ±	1,239
		3,196
	Utilities - 0.0%
	NRG Energy, Inc.
623	2.00%, 02/01/2013 ◊	604

	Total senior floating rate interests:
	investment grade
	(cost $4,700)	$4,859

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 2.5%
	Administrative Waste Management and Remediation - 0.1%
	Affinion Group, Inc.
$1,658	2.73%, 10/17/2012 ±	$1,600
	Brickman Group Holdings, Inc.
1,167	2.25%, 01/23/2014 ±	1,103
		2,703
	Air Transportation - 0.1%
	United Air Lines, Inc.
1,690	2.25%, 02/01/2014 ±	1,367

	Arts, Entertainment and Recreation - 0.2%
	Cedar Fair L.P.
234	2.23%, 08/30/2012 ±	232
938	4.23%, 12/31/2014 ±	933
	Cengage
625	2.75%, 07/05/2014 ±	554
	Cenveo, Inc., Delayed Draw Term Loan
27	4.75%, 06/21/2013 ±	27
	Cenveo, Inc., Term Loan C
1,302	4.75%, 06/21/2013 ±	1,292
	R.H. Donnelley, Inc.
1,162	6.00%, 10/24/2014 ±Ψ	1,144
		4,182
	Chemical Manufacturing - 0.2%
	Hexion Specialty Chemicals
1,234	2.56%, 05/05/2013 ±	1,166
	Huntsman International LLC
1,342	2.00%, 04/19/2014 ±	1,277
500	2.49%, 06/30/2016 ±	477
	Lyondell Chemical Co.
1,505	5.79%, 06/03/2010 ±☼Ψ	1,576
375	9.17%, 06/03/2010 ±☼Ψ	391
		4,887
	Finance and Insurance - 0.1%
	Nuveen Investments, Inc.
2,165	3.29%, 11/13/2014 ±☼	1,900

	Food Manufacturing - 0.0%
	Dole Food Co., Inc., LC Facility Deposits
292	8.00%, 04/12/2013 ±	295
	Dole Food Co., Inc., Tranche B Term Loan
90	7.97%, 04/12/2013 ±	91
	Dole Food Co., Inc., Tranche C Term Loan
52	8.00%, 04/12/2013 ◊	52
	Roundy's Supermarkets, Inc.
452	6.25%, 11/09/2013 ±	450
		888
	Health Care and Social Assistance - 0.2%
	Community Health Systems, Inc., Delayed
	Draw Term Loan
2,316	2.51%, 07/25/2014 ±	2,185
	Community Health Systems, Inc., Term
	Loan B
118	2.51%, 07/25/2014 ±	112

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 2.5% - (continued)
	Health Care and Social Assistance - 0.2% - (continued)
	Golden Gate National
$520	2.98%, 03/14/2011 ±	$506
	HCA, Inc.
807	2.50%, 11/17/2013 ±	768
	IASIS Healthcare Capital Corp.
66	2.13%, 03/17/2014 ◊	63
	IASIS Healthcare Capital Corp., Delayed
	Draw Term Loan
245	2.23%, 03/17/2014 ±	234
	IASIS Healthcare Capital Corp., Term
	Loan B
708	2.23%, 03/17/2014 ±	675
		4,543
	Information - 0.7%
	Charter Communications Operating LLC,
	Incremental Term Loan
858	9.25%, 03/06/2014 ±Ψ	871
	Charter Communications Operating LLC,
	Term Loan
1,094	2.26%, 03/06/2014 ±☼Ψ	1,017
	First Data Corp.
2,330	2.98%, 09/24/2014 ±☼	2,014
	Intelsat Bermuda Ltd., Term Loan B 2A
923	2.73%, 01/03/2014 ±	877
	Intelsat Bermuda Ltd., Term Loan B 2B
923	2.73%, 01/03/2014 ±	877
	Intelsat Bermuda Ltd., Term Loan B 2C
923	2.73%, 01/03/2014 ±	877
	Level 3 Communications Corp.
1,083	2.52%, 03/01/2014 ±☼	983
	Mediacom Broadband LLC, Term Loan
	D1
1,511	1.96%, 01/31/2015 ±	1,426
	MetroPCS Wireless, Inc.
1,318	2.54%, 11/04/2013 ±	1,274
	UPC Financing Partnership
517	2.18%, 12/31/2014 ±	494
439	3.93%, 12/31/2016 ±	430
	West Corp.
378	2.61%, 10/24/2013 ±	362
548	4.11%, 07/15/2016 ±	545
	WideOpenWest Finance LLC
3,005	7.00%, 06/29/2015 ±	2,514
		14,561
	Miscellaneous Manufacturing - 0.1%
	Graham Packaging Co., Inc.
1,527	6.75%, 04/15/2014 ±	1,538

	Motor Vehicle & Parts Manufacturing - 0.1%
	AM General LLC
37	3.23%, 09/30/2012 ±	36
770	3.27%, 09/30/2013 ±	745
	Lear Corp.
57	7.50%, 10/21/2014 ±	57
148	9.00%, 11/09/2012 ±	148
		986
	Real Estate and Rental and Leasing - 0.1%
	Realogy Corp.
1,946	3.25%, 10/10/2013 ±☼	1,730

	Retail Trade - 0.1%
	Michaels Stores, Inc.
684	2.58%, 10/31/2013 ±☼	615
1,153	4.81%, 07/31/2016 ±☼	1,096
		1,711
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.1%
	Jarden Corp.
1,147	3.50%, 01/24/2015 ±	1,145

	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
2,368	8.25%, 05/10/2014 ±☼	2,264

	Utilities - 0.3%
	Calpine Corp.
2,546	3.14%, 03/29/2014 ±	2,402
	NRG Energy, Inc.
1,060	2.00%, 02/01/2013 ±	1,026
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B2
2,494	3.73%, 10/10/2014 ±☼	2,041
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B3
782	3.73%, 10/12/2014 ±	636
		6,105
	Total senior floating rate interests: non-
	investment grade
	(cost $50,292)	$50,510

U.S. GOVERNMENT AGENCIES - 27.3%
	Federal Home Loan Mortgage Corporation - 7.6%
$19,590	4.50%, 02/15/2040 ☼	$19,780
12,637	5.00%, 06/01/2038	13,152
1,642	5.04%, 06/01/2035 Δ	1,733
5,531	5.37%, 08/01/2037 Δ	5,841
7,560	5.46%, 07/01/2036 - 01/01/2037 Δ	7,981
496	5.48%, 05/01/2036 Δ	524
44,424	5.50%, 02/01/2037 - 02/15/2040 ‡☼	47,115
51,265	6.00%, 01/01/2023 - 06/01/2038	55,069
4,167	6.50%, 10/01/2037 □	4,500
		155,695
	Federal National Mortgage Association - 14.5%
16,447	4.50%, 08/01/2024	17,137
382	4.67%, 06/01/2034 Δ	400
1,654	4.69%, 03/01/2035 - 09/01/2035 Δ	1,733

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 27.3% - (continued)
	Federal National Mortgage Association - 14.5% -
	(continued)
$833	4.73%, 04/01/2035 Δ	$873
385	4.84%, 07/01/2035 Δ	405
596	4.85%, 04/01/2035 Δ	622
287	4.86%, 05/01/2035 Δ	296
1,058	4.99%, 07/01/2035 Δ	1,121
83,602	5.00%, 04/01/2018 - 02/15/2040 ☼	87,345
974	5.08%, 11/01/2035 Δ	1,024
3,699	5.23%, 02/01/2038 Δ	3,911
4,358	5.25%, 01/01/2038 Δ	4,606
16,053	5.26%, 04/01/2038 Δ	17,000
66,596	5.50%, 01/01/2017 - 02/15/2040 ☼	70,753
49,546	6.00%, 03/01/2013 - 02/15/2040 ☼	53,036
36,018	6.50%, 11/01/2037 - 05/01/2038	38,908
1,195	7.00%, 10/01/2037	1,315
183	7.50%, 12/01/2029 - 09/01/2031	208
		300,693
	Government National Mortgage Association - 5.2%
57,533	4.50%, 08/20/2039	58,358
34,214	5.00%, 06/15/2039 - 09/15/2039	35,714
6,480	5.50%, 05/15/2033 - 04/15/2038 ‡	6,886
1,879	6.50%, 09/15/2028 - 07/15/2032	2,051
		103,009
	Total U.S. government agencies
	(cost $541,911)	$559,397

U.S. GOVERNMENT SECURITIES - 21.6%
	U.S. Treasury Securities - 21.6%
	U.S. Treasury Bonds - 2.4%
$9,107	4.38%, 11/15/2039	$8,908
40,252	4.50%, 08/15/2039	40,201
		49,109
	U.S. Treasury Notes - 18.9%
260,640	1.00%, 09/30/2011 - 10/31/2011 ‡	262,112
82,356	2.25%, 05/31/2014	83,109
2,355	2.63%, 12/31/2014	2,389
40,533	3.38%, 11/15/2019	39,754
		387,364
	U.S. Treasury Strips - 0.3%
5,569	2.25%, 01/31/2015	5,527
		442,000
	Total U.S. government securities
	(cost $440,726)	$442,000

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Long Put Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
1	Expiration: February, 2010, Exercise Price:
	$ 110.00	$13

	Total put options purchased
	(cost $321)	$13

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
9	Lear Corp. ●		$610

	Total common stocks
	(cost $490)		$610

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
85	Federal Home Loan Mortgage Corp.		$91

	Total preferred stocks
	(cost $2,139)		$91

	Total long-term investments
	(cost $1,905,818)		$1,973,425

SHORT-TERM INVESTMENTS - 9.6%
	Investment Pools and Funds - 7.1%
	JP Morgan U.S. Government Money
$88,375	Market Fund		$88,375
	State Street Bank U.S. Government
–	Money Market Fund		–
	Wells Fargo Advantage Government
57,000	Money Market Fund		57,000
			145,375
	Repurchase Agreements - 2.5%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 02/01/2010 in
	the amount of $29,617, collateralized by
	U.S. Treasury Bond 4.38% - 5.25%,
	2028 - 2039, value of $30,599)
$29,617	0.09%, 1/29/2010		29,617
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing
	on 02/01/2010 in the amount of
	$12,550, collateralized by U.S. Treasury
	Bond 7.13%, 2023, U.S. Treasury Note
	3.13%, 2016, value of $12,801)
12,550	0.10%, 1/29/2010		12,550
	UBS Securities, Inc. Repurchase
	Agreement (maturing on 02/01/2010 in
	the amount of $9,654, collateralized by
	U.S. Treasury Note 1.50%, 2013, value
	of $9,877)
9,654	0.08%, 1/29/2010		9,654
			51,821
	Total short-term investments
	(cost $197,196)		$197,196

	Total investments
	(cost $2,103,014) ▲	106.0%	$2,172,166
	Other assets and liabilities	(6.0)%	(124,230)
	Total net assets	99.9%	$2,046,391

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.2% of total net assets at January 31, 2010.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $2,106,391 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$85,653
Unrealized Depreciation	(19,878)
Net Unrealized Appreciation	$65,775

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the  supervision of the Fund's Board of Directors at January 31, 2010, was $1,521, which represents 0.07% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2010, was $247,144, which represents 12.08% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2010, these securities amounted to $12,925 or 0.63% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2010.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2010 was $158,012.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. JPY ─ Japanese Yen

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2010.

Futures Contracts Outstanding at January 31, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury
Note	164	Long	Mar 2010	$20

*	The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2005	$13,599	Banc of America Commercial
		Mortgage, Inc., 4.52%,
		09/11/2036 - 144A	$16
08/2007	$18,239	Bayview Commercial Asset Trust,
		7.50%, 09/25/2037 - 144A	2,430
10/2004	$9,017	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.07%,
		07/11/2042	138
12/2004	$7,678	Bear Stearns Commercial
		Mortgage Securities, Inc., 4.12%,
		11/11/2041	109

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Period	Shares/
Acquired	Par	Security	Cost Basis
04/2006 -	$14,772	CBA Commercial Small Balance
06/2007		Commercial Mortgage, 5.41%,
		06/25/2038 - 144A	–
04/2006	$7,348	CBA Commercial Small Balance
		Commercial Mortgage, 7.00%,
		07/25/2035 - 144A	4
02/2007	$–	Citigroup Mortgage Loan Trust,
		Inc., 0.00%, 01/25/2037 - 144A	–
02/2007 -	$318	Citigroup Mortgage Loan Trust,
11/2009		Inc., 12.00%, 01/25/2037 - 144A	$551
08/2007	$8,026	Countrywide Home Loans, Inc.,
		6.00%, 10/25/2037	7,881
06/2006	$26,865	GE Business Loan Trust, 6.14%,
		05/15/2034 - 144A	18
06/2006 -	$3,500	Intelsat Bermuda Ltd., 9.25%,
06/2007		06/15/2016	3,633
03/2007	$385	JP Morgan Automotive Receivable
		Trust, 12.85%, 03/15/2012	385
09/2006	$21,525	LB-UBS Commercial Mortgage
		Trust, 5.26%, 09/15/2039	421
09/2006	$19,750	Merrill Lynch/Countrywide
		Commercial Mortgage Trust,
		5.27%, 07/12/2046	453
04/2005 -	$2,620	Morgan Stanley Dean Witter
08/2006		Capital I, 8.05%, 08/25/2032 - Reg
		D	84
04/2007	$48	Nationstar Home Equity Loan
		Trust, 0.00%, 03/25/2037 - 144A	48
11/2006	$850	North Street Referenced Linked
		Notes, 1.30%, 04/28/2011 - 144A	832
03/2005	$437	Popular ABS Mortgage Pass-
		Through Trust, 5.42%, 04/25/2035	437
06/2009	$5,034	Residential Funding Mortgage
		Securities, Inc., 6.00%, 07/25/2037	3,682
03/2008	$3,463	Wells Fargo Alternative Loan
		Trust, 6.25%, 11/25/2037	2,799

The aggregate value of these securities at January 31, 2010 was $21,911 which represents 1.07% of total net assets.

Forward Foreign Currency Contracts Outstanding at January 31, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Japanese Yen (Buy)	$3,256	$3,250	02/02/10	$6
Japanese Yen (Buy)	35,086	35,041	02/08/10	45
Japanese Yen (Sell)	17,543	17,712	02/08/10	169
Japanese Yen (Sell)	17,543	16,903	02/08/10	(640)
				$(420)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010

	Total	Level 1	Level 2	Level 3
Assets:
Affiliated Investment Companies	$24,318	$24,318	$–	$–
Asset & Commercial Mortgage Backed Securities	184,972	–	175,814	9,158
Common Stocks ‡	610	610	–	–
Corporate Bonds: Investment Grade	558,227	–	553,820	4,407
Corporate Bonds: Non-Investment Grade	136,243	–	135,945	298
Municipal Bonds	13,730	–	13,730	–
Preferred Stocks ‡	91	91	–	–
Put Options Purchased	13	13	–	–
Senior Floating Rate Interests: Investment Grade	4,859	–	4,859	–
Senior Floating Rate Interests: Non-Investment Grade	50,510	–	50,510	–
U.S. Government Agencies	559,397	–	559,397	–
U.S. Government Securities	442,000	51,051	385,422	5,527
Short-Term Investments	197,196	145,375	51,821	–
Total	$2,172,166	$221,458	$1,931,318	$19,390
Other Financial Instruments *	$240	$20	$220	$–
Liabilities:
Other Financial Instruments *	$640	$–	$640	$–

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers In and/or Out of Level 3	Balance as of January 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$9,955	$(232)	$471	*	$(77)	$(959)	$9,158
Corporate Bonds	7,762	1	(2	)†	4,687	(7,743)	4,705
U.S. Government Securities	—	—	(4	)‡	5,531	—	5,527
Total	$17,717	$(231)	$465		$10,141	$(8,702)	$19,390
_____________________________
*	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $389.
†	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $(2).
╪	Change in unrealized gains or losses in the current period relating to assets still held at January 31, 2010 was $(4).

12

The Hartford Value Fund
Schedule of Investments
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.6%
206	Ford Motor Co. ●	$2,232

	Banks - 5.7%
134	PNC Financial Services Group, Inc.	7,450
499	Wells Fargo & Co.	14,184
		21,634
	Capital Goods - 11.1%
63	Boeing Co.	3,800
95	Cummins, Inc.	4,281
490	General Electric Co.	7,884
71	Illinois Tool Works, Inc.	3,108
205	Ingersoll-Rand plc	6,644
79	PACCAR, Inc.	2,861
127	Stanley Works	6,514
206	Textron, Inc.	4,027
86	Tyco International Ltd.	3,033
		42,152
	Commercial & Professional Services - 1.0%
120	Waste Management, Inc.	3,852

	Consumer Durables & Apparel - 1.7%
78	Coach, Inc.	2,731
201	Mattel, Inc.	3,968
		6,699
	Diversified Financials - 9.4%
65	Ameriprise Financial, Inc.	2,490
420	Bank of America Corp.	6,382
137	Bank of New York Mellon Corp.	3,978
55	Goldman Sachs Group, Inc.	8,120
333	JP Morgan Chase & Co.	12,967
121	UBS AG ADR	1,574
		35,511
	Energy - 17.2%
54	Apache Corp.	5,344
156	Baker Hughes, Inc.	7,064
67	BP plc ADR	3,777
137	Chevron Corp.	9,895
113	ConocoPhillips Holding Co.	5,443
22	EOG Resources, Inc.	2,016
195	Exxon Mobil Corp.	12,570
65	Hess Corp.	3,751
129	Marathon Oil Corp.	3,857
115	Occidental Petroleum Corp.	9,025
51	XTO Energy, Inc.	2,252
		64,994
	Food & Staples Retailing - 1.9%
104	CVS/Caremark Corp.	3,373
131	Sysco Corp.	3,661
		7,034
	Food, Beverage & Tobacco - 4.8%
162	Dean Foods Co. ●	2,849
31	General Mills, Inc.	2,225
104	Nestle S.A. ADR	4,929
77	PepsiCo, Inc.	4,561
86	Philip Morris International, Inc.	3,900
		18,464
	Health Care Equipment & Services - 4.9%
82	Baxter International, Inc.	4,740
107	Cardinal Health, Inc.	3,522
75	Covidien plc	3,802
111	UnitedHealth Group, Inc.	3,673
50	Zimmer Holdings, Inc. ●	2,833
		18,570
	Household & Personal Products - 0.8%
51	Kimberly-Clark Corp.	3,005

	Insurance - 5.7%
147	ACE Ltd.	7,257
90	AON Corp.	3,505
102	Chubb Corp.	5,105
65	Principal Financial Group, Inc.	1,503
228	Unum Group	4,452
		21,822
	Materials - 5.5%
66	Agrium U.S., Inc.	3,719
107	Cliff's Natural Resources, Inc.	4,279
55	Dow Chemical Co.	1,479
110	E.I. DuPont de Nemours & Co.	3,578
67	Mosaic Co.	3,601
89	Rexam plc ADR	2,115
106	Steel Dynamics, Inc.	1,613
		20,384
	Media - 1.4%
347	Comcast Corp. Class A	5,492

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
78	Abbott Laboratories	4,113
73	Amgen, Inc. ●	4,246
56	Johnson & Johnson	3,514
146	Merck & Co., Inc.	5,567
464	Pfizer, Inc.	8,658
67	Teva Pharmaceutical Industries Ltd. ADR	3,823
		29,921
	Retailing - 4.3%
144	Home Depot, Inc.	4,034
63	Kohl's Corp. ●	3,158
163	Staples, Inc.	3,819
99	Target Corp.	5,061
		16,072
	Semiconductors & Semiconductor Equipment - 3.6%
306	Intel Corp.	5,944
128	Maxim Integrated Products, Inc.	2,244
184	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	1,871
167	Texas Instruments, Inc.	3,751
		13,810
	Software & Services - 1.6%
222	Microsoft Corp.	6,250

	Technology Hardware & Equipment - 2.9%
259	Cisco Systems, Inc. ●	5,808
110	Hewlett-Packard Co.	5,164
		10,972

1

The Hartford Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Telecommunication Services - 2.8%
327	AT&T, Inc.	$8,297
83	Verizon Communications, Inc.	2,453
		10,750
	Transportation - 0.7%
49	United Parcel Service, Inc. Class B	2,813

	Utilities - 3.3%
104	Edison International	3,449
74	Entergy Corp.	5,624
31	FPL Group, Inc.	1,516
76	Northeast Utilities	1,927
		12,516
	Total common stocks
	(cost $349,948)	$374,949

PREFERRED STOCKS - 0.6%
	Diversified Financials - 0.6%
142	Bank of America Corp. ۞	$2,144
	Total preferred stocks
	(cost $2,130)	$2,144
	Total long-term investments
	(cost $352,078)	$377,093

SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
	Banc of America Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $152,
	collateralized by FNMA 5.00%, 2033, value
	of $155)
$152	0.12%, 1/29/2010	$152
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $539,
	collateralized by FHLMC 5.00% - 6.00%,
	2023 - 2039, FNMA 3.50% - 6.00%, 2010 -
	2039, value of $549)
539	0.12%, 1/29/2010	539
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $1,594,
	collateralized by FHLMC 3.50% - 7.50%,
	2013 - 2047, FNMA 6.50% - 7.00%, 2037 -
	2038, GNM A 5.50% - 7.00%, 2019 - 2039,
	value of $1,626)
1,594	0.12%, 1/29/2010	1,594
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	02/01/2010 in the amount of $805,
	collateralized by FHLMC 4.00% - 7.00%,
	2018 - 2040, FNMA 3.50% - 7.50%, 2015 -
	2040, value of $822)
805	0.12%, 1/29/2010	805
	UBS Securities, Inc. Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $4, collateralized by U.S.
	Treasury Note 1.75%, 2014, value of $4)
$4	0.09%, 1/29/2010		$4
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 02/01/2010 in the
	amount of $878, collateralized by FNMA
	4.00% - 7.00%, 2023 - 2039, value of $896)
878	0.11%, 1/29/2010		878
			3,972
	Total short-term investments
	(cost $3,972)		$3,972
	Total investments
	(cost $356,050) ▲	100.4%	$381,065
	Other assets and liabilities	(0.4)%	(1,393)
	Total net assets	100.0%	$379,672

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.2% of total net assets at January 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At January 31, 2010, the cost of securities for federal income tax purposes was $359,201 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$43,411
Unrealized Depreciation	(21,547)
Net Unrealized Appreciation	$21,864

●	Currently non-income producing.

۞	Convertible security.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Value Fund
Schedule of Investments ― (continued)
January 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2010
	Total	Level 1	Level 2	Leveel 3
Assets:
Common Stocks ‡	$374,949	$374,949	$–		$–
Preferred Stocks ‡	2,144	2,144	–		–
Short-Term Investments	3,972	–	3,972		–
Total	$381,065	$377,093	$3,972	$

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 26, 2010	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 26, 2010	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: March 26, 2010	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer